UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Daniel E. Draper President 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2016 is set forth below.

Schedule of Investments

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 98.3%
	Australia - 13.0%
508	AGL Energy Ltd.	$6,733
606	Amcor Ltd.	5,745
228	ASX Ltd.	6,900
1,511	Aurizon Holdings Ltd.	3,968
5,394	AusNet Services	5,629
302	Australia & New Zealand Banking Group Ltd.	5,228
757	Bendigo & Adelaide Bank Ltd.	5,846
1,484	Boral Ltd.	5,936
807	Brambles Ltd.	6,466
1,014	Coca-Cola Amatil Ltd.	6,076
105	Commonwealth Bank of Australia	5,906
88	CSL Ltd.	6,548
1,264	Goodman Group REIT	5,489
1,857	GPT Group (The) REIT	6,470
4,367	Mirvac Group REIT	5,903
291	National Australia Bank Ltd.	5,760
126	Ramsay Health Care Ltd.	5,437
2,194	Scentre Group REIT	6,801
402	Sonic Healthcare Ltd.	5,262
2,336	Stockland REIT	6,851
700	Suncorp Group Ltd.	5,805
1,343	Sydney Airport	6,289
1,938	Telstra Corp. Ltd.	7,780
941	Transurban Group	7,207
2,881	Vicinity Centres REIT	5,981
264	Wesfarmers Ltd.	7,953
242	Westpac Banking Corp.	5,339

		165,308

	Austria - 1.0%
317	BUWOG AG	6,498
178	Oesterreichische Post AG	6,317

		12,815

	Belgium - 2.6%
44	Ackermans & van Haaren NV	5,693
174	Ageas	7,052
140	Colruyt SA	7,500
87	Groupe Bruxelles Lambert SA	6,593
122	Telenet Group Holding NV(a)	6,327

		33,165

	Denmark - 1.3%
149	DSV A/S	5,788
159	ISS A/S	5,615
289	Tryg A/S	5,505

		16,908

	Finland - 0.5%
119	Sampo Oyj, Class A	$5,740

	France - 2.8%
55	Aeroports de Paris	6,223
197	Alstom SA(a)	5,268
281	Bureau Veritas SA	5,351
86	Danone SA	5,924
62	Sodexo SA	6,128
278	Vivendi SA	6,042

		34,936

	Germany - 4.4%
63	Beiersdorf AG	5,810
51	Hannover Rueck SE	5,362
63	Henkel AG & Co. KGaA	5,784
71	Kabel Deutschland Holding AG	9,077
39	Linde AG	5,258
168	MAN SE	16,951
36	Muenchener Rueckversicherungs-Gesellschaft AG	6,889

		55,131

	Hong Kong - 10.2%
1,767	Bank of East Asia Ltd. (The)	5,202
811	Cheung Kong Infrastructure Holdings Ltd.	7,631
1,173	CLP Holdings Ltd.	9,837
1,138	Dairy Farm International Holdings Ltd.	7,021
9,518	First Pacific Co. Ltd.	6,543
280	Hang Seng Bank Ltd.	4,660
14,077	HK Electric Investments & HK Electric Investments Ltd.(b)	10,997
5,163	HKT Trust & HKT Ltd.	6,780
4,417	Hong Kong & China Gas Co. Ltd.	7,715
808	Hongkong Land Holdings Ltd.	5,060
1,617	Hysan Development Co. Ltd.	6,254
115	Jardine Matheson Holdings Ltd.	6,038
215	Jardine Strategic Holdings Ltd.	5,881
2,138	Kerry Properties Ltd.	4,900
1,094	Link REIT	6,260
1,457	MTR Corp. Ltd.	6,619
5,544	New World Development Co. Ltd.	4,475
710	Power Assets Holdings Ltd.	6,492
488	Sun Hung Kai Properties Ltd.	5,305
641	Swire Pacific Ltd., Class A	6,211

		129,881

	Ireland - 0.5%
81	Kerry Group PLC, Class A	6,600

	Israel - 2.7%
1,246	Bank Hapoalim BM	5,830
1,755	Bank Leumi Le-Israel(a)	5,851
75	Check Point Software Technologies Ltd.(a)	5,911
64	Elbit Systems Ltd.	5,507
3,416	Israel Discount Bank Ltd., Class A(a)	5,635
516	Mizrahi Tefahot Bank Ltd.	5,826

		34,560

	Italy - 0.5%
1,245	Terna-Rete Elettrica Nationale SpA	6,655

	Japan - 11.8%
2	Advance Residence Investment Corp. REIT	4,327
1,740	Aozora Bank Ltd.	5,838
209	Canon, Inc.	5,841

Schedule of Investments

53	Daito Trust Construction Co. Ltd.	$6,746
1	Frontier Real Estate Investment Corp. REIT	4,061
6	GLP J-REIT REIT	5,866
917	Hankyu Hanshin Holdings, Inc.	5,716
3	Japan Retail Fund Investment Corp. REIT	6,332
475	Kagome Co. Ltd.	8,213
898	Keihan Electric Railway Co. Ltd.	5,654
722	Keikyu Corp.	5,979
1,452	Kintetsu Group Holdings Co. Ltd.	5,976
73	Lawson, Inc.	5,770
441	McDonald’s Holdings Co. Japan Ltd.	8,677
1,558	Nagoya Railroad Co. Ltd.	7,118
3	Nippon Prologis REIT, Inc. REIT	5,328
116	Oracle Corp. Japan	5,253
5	ORIX JREIT Inc. REIT	6,968
1,604	Osaka Gas Co. Ltd.	6,082
87	Secom Co. Ltd.	6,069
123	Takeda Pharmaceutical Co. Ltd.	5,948
1,278	Tobu Railway Co., Ltd.	6,235
626	TonenGeneral Sekiyu K.K.	5,119
91	Toyota Motor Corp.	5,496
4	United Urban Investment Corp. REIT	5,475

		150,087

	Luxembourg - 0.4%
198	SES SA FDR, Class A	5,183

	Netherlands - 1.4%
74	Heineken Holding NV, Class A	5,690
184	NN Group NV	6,228
169	Wolters Kluwer NV	5,747

		17,665

	New Zealand - 3.2%
1,935	Auckland International Airport Ltd.	6,988
1,231	Fisher & Paykel Healthcare Corp. Ltd.	6,920
1,340	Fletcher Building Ltd.	5,997
1,554	Ryman Healthcare Ltd.	8,108
1,937	Sky Network Television Ltd.	5,741
2,294	SKYCITY Entertainment Group Ltd.	6,977

		40,731

	Norway - 0.9%
355	Gjensidige Forsikring ASA	5,623
758	Orkla ASA	6,110

		11,733

	Singapore - 12.1%
3,472	Ascendas Real Estate Investment Trust REIT	5,652
7,716	CapitaLand Commercial Trust Ltd. REIT	7,085
2,568	CapitaLand Ltd.	5,598
5,150	CapitaLand Mall Trust REIT	7,193
1,384	City Developments Ltd.	6,816
656	DBS Group Holdings Ltd.	6,540
10,873	Hutchison Port Holdings Trust	5,208
1,289	Keppel Corp. Ltd.	4,591
11,819	Mapletree Logistics Trust REIT	7,835
1,313	Oversea-Chinese Banking Corp. Ltd.	7,367
2,433	SATS Ltd.	6,650
806	Singapore Airlines Ltd.	6,283
1,207	Singapore Exchange Ltd.	6,056
6,527	Singapore Post Ltd.	6,142
4,111	Singapore Press Holdings Ltd.	10,272
2,867	Singapore Technologies Engineering Ltd.	5,830
2,579	Singapore Telecommunications Ltd.	6,419

3,617	StarHub Ltd.	$8,636
7,233	Suntec REIT	8,097
553	United Overseas Bank Ltd.	7,081
1,425	UOL Group Ltd.	5,650
1,334	Venture Corp. Ltd.	7,326
2,808	Wilmar International Ltd.	5,698

		154,025

	Spain - 3.3%
419	Abertis Infraestructuras SA	6,263
136	Amadeus IT Holding SA, Class A	5,578
309	Endesa SA	5,954
270	Ferrovial SA	5,942
271	Gas Natural SDG SA	5,330
960	Iberdrola SA	6,756
75	Red Electrica Corp. SA	6,051

		41,874

	Sweden - 3.6%
173	Hennes & Mauritz AB, Class B	5,664
170	ICA Gruppen AB	6,021
318	Industrivarden AB, Class C	5,030
116	L E Lundbergforetagen AB, Class B	5,948
543	Skandinaviska Enskilda Banken AB, Class A	5,241
285	Swedbank AB, Class A	6,006
173	Swedish Match AB	6,158
1,268	TeliaSonera AB	5,980

		46,048

	Switzerland - 4.3%
3	Givaudan SA	5,604
50	Kuehne + Nagel International AG	6,626
93	Nestle SA	6,848
21	Roche Holding AG	5,386
36	Schindler Holding AG-PC	5,535
3	SGS SA	5,827
78	Swiss Re AG	7,242
13	Swisscom AG	6,463
23	Zurich Insurance Group AG	5,093

		54,624

	United Kingdom - 17.8%
88	AstraZeneca PLC	5,602
871	BAE Systems PLC	6,400
111	British American Tobacco PLC	6,143
568	British Land Co. PLC (The) REIT	5,997
861	BT Group PLC	5,962
275	Bunzl PLC	7,326
359	Capita PLC	6,023
409	Compass Group PLC	7,019
129	Derwent London PLC REIT	5,958
230	Diageo PLC	6,164
1,426	Direct Line Insurance Group PLC	7,610
1,988	G4S PLC	6,451
306	GlaxoSmithKline PLC	6,275
755	Hammerson PLC REIT	6,283
763	HSBC Holdings PLC	5,357
112	Imperial Tobacco Group PLC	6,041
343	Inmarsat PLC	5,378
1,299	Intu Properties PLC REIT	5,543
366	Land Securities Group PLC REIT	5,717
1,644	Legal & General Group PLC	5,718
6,145	Lloyds Banking Group PLC	5,738
808	Marks & Spencer Group PLC	4,885
526	National Grid PLC	7,380

Schedule of Investments

64	Next PLC	$6,307
74	Reckitt Benckiser Group PLC	6,573
369	RELX NV	6,168
397	RELX PLC	6,961
633	Sage Group PLC (The)	5,602
214	Severn Trent PLC	6,674
410	Sky PLC	6,326
347	Smith & Nephew PLC	5,754
280	SSE PLC	5,792
198	Travis Perkins PLC	5,150
151	Unilever PLC	6,616
441	United Utilities Group PLC	6,007
97	Whitbread PLC	5,531
270	WPP PLC	5,850

		226,281

	Total Investments (Cost $1,287,924)(c)-98.3%	1,249,950
	Other assets less liabilities-1.7%	22,210

	Net Assets-100.0%	$1,272,160

Investment Abbreviations:

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $10,997, which represented less than 1% of the Fund’s Net Assets.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,295,599. The net unrealized depreciation was $45,649, which consisted of aggregate gross unrealized appreciation of $30,405 and aggregate gross unrealized depreciation of $76,054.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.1%
237,881	Challenger Ltd.	$1,351,323
45,057	CSL Ltd.	3,352,862
155,220	Ramsay Health Care Ltd.	6,698,380

		11,402,565

	Belgium - 0.6%
10,549	Anheuser-Busch InBev NV	1,326,830

	Canada - 4.6%
59,058	Alimentation Couche-Tard, Inc., Class B	2,559,145
9,080	CCL Industries, Inc., Class B	1,274,329
14,590	Constellation Software, Inc.	5,287,547
21,962	Dollarama, Inc.	1,173,127

		10,294,148

	China - 0.9%
965,271	China Everbright International Ltd.	1,031,103
1,410,276	Sino Biopharmaceutical Ltd.	974,810

		2,005,913

	Denmark - 7.8%
17,070	Coloplast A/S, Class B	1,405,091
34,477	Genmab A/S(a)	4,312,699
74,509	Novo Nordisk A/S, Class B	4,156,122
38,061	Novozymes A/S, Class B	1,585,182
26,650	Pandora A/S	3,554,682
41,103	Vestas Wind Systems A/S	2,680,006

		17,693,782

	Finland - 8.0%
51,241	Elisa Oyj	1,851,327
35,893	Huhtamaki Oyj	1,270,108
164,788	Kone Oyj, Class B	7,230,632
92,899	Orion Oyj, Class B	3,056,438
98,548	Sampo Oyj, Class A	4,753,173

		18,161,678

	France - 5.3%
503,658	Bollore SA	2,033,549
7,412	Christian Dior SE	1,253,782
13,699	Essilor International SA	1,700,261
5,846	Iliad SA	1,464,846
24,105	Rubis SCA	1,809,850
9,643	Unibail-Rodamco SE REIT	2,435,161
10,555	Valeo SA	1,368,919

		12,066,368

	Germany - 7.9%
14,160	Adidas AG	1,455,267
7,314	Continental AG	1,524,258
42,414	Freenet AG	1,313,205
13,812	Henkel AG & Co. KGaA	1,268,106
124,798	ProSiebenSat.1 Media SE	6,198,902

24,040	United Internet AG	$1,244,510
97,672	Wirecard AG	4,919,412

		17,923,660

	Hong Kong - 1.2%
2,510,780	Goldin Financial Holdings Ltd.(a)	2,698,709

	Ireland - 2.9%
382,076	Experian PLC	6,494,912

	Israel - 0.6%
23,656	NICE Systems Ltd.	1,423,610

	Japan - 6.1%
46,674	Alps Electric Co. Ltd.	921,787
31,897	Calbee, Inc.	1,327,499
34,860	Don Quijote Holdings Co. Ltd.	1,182,419
54,745	Fuji Heavy Industries Ltd.	2,237,240
68,737	M3, Inc.	1,578,956
100,029	Olympus Corp.	3,897,434
6,414	Ryohin Keikaku Co. Ltd.	1,359,763
20,073	Sysmex Corp.	1,291,338

		13,796,436

	Luxembourg - 0.6%
4,354	Eurofins Scientific SE	1,430,889

	New Zealand - 2.0%
1,245,791	Auckland International Airport Ltd.	4,498,782

	Singapore - 0.5%
593,364	ComfortDelGro Corp. Ltd.	1,188,589

	South Africa - 0.5%
70,892	Mondi PLC	1,151,841

	South Korea - 2.2%
5,967	LG Household & Health Care Ltd.	4,972,817

	Spain - 4.2%
114,174	Gamesa Corp. Tecnologica SA	2,123,830
46,545	Industria de Diseno Textil SA	1,525,359
45,091	Red Electrica Corp. SA	3,638,088
36,137	Viscofan SA	2,162,110

		9,449,387

	Sweden - 2.1%
10,083	Autoliv, Inc. SDR	1,038,182
141,231	BillerudKorsnas AB	2,257,088
41,137	Hexagon AB, Class B	1,366,493

		4,661,763

	Switzerland - 8.9%
50	Chocoladefabriken Lindt & Sprungli AG	3,449,100
3,074	EMS-CHEMIE HOLDING AG	1,289,012
873	Galenica AG	1,217,684
7,129	Geberit AG	2,526,176
774	Givaudan SA	1,445,880
30,591	Kuehne + Nagel International AG	4,053,787
3,470	Partners Group Holding AG	1,251,323
12,696	Schindler Holding AG-PC	1,951,891
11,634	Sonova Holding AG	1,396,144
17,580	Swiss Re AG	1,632,333

		20,213,330

Schedule of Investments

	United Kingdom - 28.0%
330,162	Ashtead Group PLC	$4,248,796
217,404	Beazley PLC	1,160,631
603,226	Booker Group PLC	1,427,553
73,014	British American Tobacco PLC	4,041,005
130,993	BTG PLC(a)	1,087,938
61,252	Bunzl PLC	1,631,731
68,472	Croda International PLC	2,782,515
285,308	Dixons Carphone PLC	1,930,179
269,447	DS Smith PLC	1,405,005
103,819	Essentra PLC	1,087,178
85,887	Hargreaves Lansdown PLC	1,674,591
128,648	Hiscox Ltd.	1,816,060
725,057	Howden Joinery Group PLC	5,169,581
57,041	Imperial Tobacco Group PLC	3,076,602
146,010	Inchcape PLC	1,494,576
142,340	Intermediate Capital Group PLC	1,183,378
424,036	ITV PLC	1,611,948
370,707	Legal & General Group PLC	1,289,447
61,806	Micro Focus International PLC	1,218,738
14,352	Next PLC	1,414,365
160,512	Pennon Group PLC	2,022,530
44,675	Persimmon PLC	1,295,988
55,634	Provident Financial PLC	2,330,042
30,594	Reckitt Benckiser Group PLC	2,717,604
58,998	Rightmove PLC	3,347,283
116,785	RPC Group PLC	1,244,446
78,236	Severn Trent PLC	2,439,774
45,258	Spirax-Sarco Engineering PLC	1,968,987
513,560	Taylor Wimpey PLC	1,408,819
46,243	Travis Perkins PLC	1,202,859
96,486	United Utilities Group PLC	1,314,247
52,086	WH Smith PLC	1,367,326

		63,411,722

	Total Investments (Cost $227,624,739)(b)-100.0%	226,267,731
	Other assets less liabilities-0.0%	84,707

	Net Assets-100.0%	$226,352,438

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $228,212,537. The net unrealized depreciation was $1,944,806, which consisted of aggregate gross unrealized appreciation of $11,779,496 and aggregate gross unrealized depreciation of $13,724,302.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	China - 23.8%
466,066	AAC Technologies Holdings, Inc.	$2,980,699
629,663	ANTA Sports Products Ltd.	1,520,706
842,304	Beijing Capital International Airport Co. Ltd., H-Shares	765,759
1,605,151	Beijing Enterprises Water Group Ltd.	800,448
3,895,709	China Dongxiang Group Co. Ltd.	774,551
833,764	China Medical System Holdings Ltd.	976,737
949,252	China Resources Gas Group Ltd.	2,370,760
1,069,950	China Southern Airlines Co. Ltd., H-Shares	643,385
519,798	China State Construction International Holdings Ltd.	827,036
2,075,402	Credit China Holdings Ltd.	857,114
1,615,768	CSPC Pharmaceutical Group Ltd.	1,357,745
227,461	ENN Energy Holdings Ltd.	1,024,496
1,222,662	Evergrande Real Estate Group Ltd.	810,949
387,006	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	860,429
283,405	Hengan International Group Co. Ltd.	2,538,239
808,152	Kingsoft Corp. Ltd.	1,756,468
9,978	NetEase, Inc. ADR	1,557,965
28,412	New Oriental Education & Technology Group, Inc. ADR	892,421
8,629,782	Semiconductor Manufacturing International Corp.(a)	746,334
1,475,919	Shenzhen Expressway Co. Ltd., H-Shares	1,180,515
609,431	Shenzhen International Holdings Ltd.	958,900
881,412	Shenzhou International Group Holdings Ltd.	4,732,418
385,102	Sunny Optical Technology Group Co. Ltd.	818,413
189,765	Tencent Holdings Ltd.	3,584,134
1,217,922	Tianneng Power International Ltd.(a)	910,737
994,069	Wasion Group Holdings Ltd.	614,067
2,166,458	Xinyi Solar Holdings Ltd.	696,478

		37,557,903

	India - 0.6%
14,595	HDFC Bank Ltd. ADR	880,516

	Indonesia - 2.1%
1,244,714	PT Bank Central Asia Tbk	1,194,254
3,519,161	PT Pembangunan Perumahan Persero Tbk	1,003,054
8,608,061	PT Waskita Karya Persero Tbk	1,095,191

		3,292,499

	Malaysia - 8.7%
1,757,900	Hap Seng Consolidated Bhd	3,049,979
2,938,100	Hartalega Holdings Bhd	3,823,471
3,475,775	Inari Amertron Bhd	2,701,986
97,300	Kossan Rubber Industries Bhd	166,499

7,353,300	My E.G. Services Bhd	$4,063,425

		13,805,360

	Mexico - 8.8%
650,712	Alsea SAB de CV	2,299,443
324,166	Gruma SAB de CV, Class B	4,903,239
239,734	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,113,575
155,247	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,301,775
208,105	Grupo Carso SAB de CV, Series A1	835,158
163,905	Grupo Financiero Interacciones SA de CV, Class O	878,448
376,001	Kimberly-Clark de Mexico SAB de CV, Class A	897,382
153,169	Promotora y Operadora de Infraestructura SAB de CV	1,747,371

		13,976,391

	Philippines - 16.7%
1,982,074	Aboitiz Equity Ventures, Inc.	2,444,897
3,479,506	Aboitiz Power Corp.	3,044,688
60,917	Ayala Corp.	870,918
1,401,445	Ayala Land, Inc.	927,694
410,484	BDO Unibank, Inc.	881,055
2,826,266	JG Summit Holdings, Inc.	3,992,560
433,919	Jollibee Foods Corp.	1,874,607
548,472	Metropolitan Bank & Trust Co.	818,789
2,711,362	Robinsons Land Corp.	1,422,540
585,380	Security Bank Corp.	1,727,613
1,115,609	Semirara Mining and Power Corp.	2,794,254
71,794	SM Investments Corp.	1,254,268
1,061,589	Universal Robina Corp.	4,327,417

		26,381,300

	South Africa - 4.9%
195,352	Brait SE(a)	2,039,214
297,705	FirstRand Ltd.	841,826
76,822	Mondi Ltd.	1,274,814
17,688	Naspers Ltd., Class N	2,231,094
570,413	Super Group Ltd.(a)	1,399,126

		7,786,074

	Taiwan - 20.1%
767,000	Advanced Semiconductor Engineering, Inc.	820,204
584,000	Chicony Electronics Co. Ltd.	1,219,169
1,203,800	China Life Insurance Co. Ltd.	859,900
292,000	CUB Elecparts, Inc.	3,363,945
1,472,000	E.Sun Financial Holding Co. Ltd.	765,038
604,000	Fubon Financial Holding Co. Ltd.	669,185
293,000	Giant Manufacturing Co. Ltd.	1,947,572
679,000	Grape King Bio Ltd.	3,739,855
872,000	Hota Industrial Manufacturing Co. Ltd.	3,672,422
86,000	King Slide Works Co. Ltd.	1,123,523
826,000	LCY Chemical Corp.(a)	762,193
257,000	Merida Industry Co. Ltd.	1,144,152
916,000	Micro-Star International Co. Ltd.	1,165,428
664,000	Pou Chen Corp.	832,139
164,000	President Chain Store Corp.	1,086,712
680,000	Primax Electronics Ltd.	783,879
341,000	Sercomm Corp.	837,288
330,000	Taiwan Secom Co. Ltd.	921,522
237,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,011,271
896,000	Uni-President Enterprises Corp.	1,502,091

Schedule of Investments

115,000	Voltronic Power Technology Corp.	$1,795,947
369,000	Wistron NeWeb Corp.	941,356
800,000	WT Microelectronics Co. Ltd.	836,670

		31,801,461

	Thailand - 13.8%
3,760,022	Bangkok Dusit Medical Services PCL NVDR	2,323,174
22,380,995	Bangkok Land PCL NVDR	898,457
856,636	Bangkok Life Assurance PCL NVDR	1,134,724
3,742,554	BTS Group Holdings PCL NVDR	855,104
993,705	Central Pattana PCL NVDR	1,253,692
11,819,617	Chularat Hospital PCL NVDR	805,326
2,863,058	KCE Electronics PCL NVDR	6,142,511
1,670,368	Major Cineplex Group PCL NVDR	1,311,790
70,746	Siam Cement PCL (The) NVDR	861,988
941,232	Srisawad Power 1979 PCL NVDR	1,248,303
1,047,753	Thanachart Capital PCL NVDR	1,112,536
2,154,694	Tipco Asphalt PCL NVDR	2,024,961
3,118,407	TTW PCL NVDR	881,436
1,756,688	Unique Engineering & Construction PCL NVDR	872,129

		21,726,131

	Turkey - 0.5%
48,848	BIM Birlesik Magazalar AS	825,757

	Total Investments (Cost $165,555,674)(b)-100.0%	158,033,392
	Other assets less liabilities-0.0%	26,739

	Net Assets-100.0%	$158,060,131

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $166,128,232. The net unrealized depreciation was $8,094,840, which consisted of aggregate gross unrealized appreciation of $5,299,805 and aggregate gross unrealized depreciation of $13,394,645.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Australia - 0.5%
4,972	CIMIC Group Ltd.	$86,443

	Brazil - 3.5%
114,130	Cia Siderurgica Nacional SA ADR(a)	87,880
147,055	Gerdau SA (Preference Shares) ADR	133,820
30,600	Iochpe-Maxion SA	81,381
74,638	Vale SA ADR(a)	182,863
34,960	WEG SA	134,463

		620,407

	China - 30.1%
584,102	Angang Steel Co. Ltd., H-Shares	255,214
194,589	Anhui Conch Cement Co. Ltd., H-Shares	377,603
629,967	BBMG Corp., H-Shares	354,692
665,530	China Communications Construction Co. Ltd., H-Shares	593,102
445,532	China Machinery Engineering Corp., H-Shares	308,513
1,950,001	China Molybdenum Co. Ltd., H-Shares	285,163
473,934	China National Building Material Co. Ltd., H-Shares	199,279
310,840	China Railway Construction Corp. Ltd., H-Shares	311,266
636,575	China Railway Group Ltd., H-Shares	461,974
411,079	CSG Holding Co. Ltd., Class B	330,694
40,865	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares(b)	56,133
183,114	Dongfang Electric Corp. Ltd., H-Shares	148,743
216,376	First Tractor Co. Ltd., H-Shares	115,495
364,707	Harbin Electric Co. Ltd., H-Shares	132,436
118,800	Huaxin Cement Co. Ltd., Class B	79,414
207,570	Jiangxi Copper Co. Ltd., H-Shares	206,623
1,014,585	Lonking Holdings Ltd.	129,934
1,469,340	Metallurgical Corp. of China Ltd., H-Shares	337,938
463,987	Shanghai Electric Group Co. Ltd., H-Shares	202,697
76,227	Shenji Group Kunming Machine Tool Co. Ltd., H-Shares(b)	37,610
269,408	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	352,972

		5,277,495

	France - 1.7%
10,795	Alstom SA(a)(b)	288,689

	India - 2.6%
11,005	Larsen & Toubro Ltd. GDR(c)	179,351
15,022	Mahindra & Mahindra Ltd. GDR(c)	268,143

		447,494

	Indonesia - 5.8%
65,413	PT Indocement Tunggal Prakarsa Tbk	94,787
1,278,575	PT Pembangunan Perumahan Persero Tbk	364,428

143,458	PT Semen Indonesia (Persero) Tbk	$116,755
307,727	PT Tower Bersama Infrastructure Tbk(b)	143,111
75,416	PT United Tractors Tbk	96,493
343,254	PT Vale Indonesia Tbk(b)	36,486
736,749	PT Waskita Karya Persero Tbk	93,735
354,039	PT Wijaya Karya Persero Tbk	72,603

		1,018,398

	Israel - 0.8%
3,889	Caesarstone Sdot-Yam Ltd.(b)	146,187

	Italy - 2.1%
32,329	Italcementi SpA	362,035

	Malaysia - 5.7%
606,474	Dialog Group Bhd	231,441
265,284	Gamuda Bhd	291,780
435,214	IJM Corp. Bhd	361,369
55,824	Lafarge Malaysia Bhd	123,376

		1,007,966

	Mexico - 4.3%
66,472	Cemex SAB de CV ADR(b)	301,118
14,538	Grupo Carso SAB de CV, Series A1	58,343
35,006	Promotora y Operadora de Infraestructura SAB de CV	399,353

		758,814

	Netherlands - 0.3%
3,119	OCI NV(b)	56,650

	Philippines - 1.2%
1,834,924	Metro Pacific Investments Corp.	212,733

	Russia - 3.3%
44,610	Evraz PLC(b)	39,908
18,375	Magnitogorsk Iron & Steel Works OJSC GDR(c)	58,995
32,808	MMC Norilsk Nickel PJSC ADR	379,261
4,140	Novolipetsk Steel OJSC GDR(c)	35,996
8,683	Severstal PAO GDR(c)	70,266

		584,426

	Singapore - 0.8%
134,010	Sembcorp Marine Ltd.	147,707

	South Africa - 5.1%
53,844	African Rainbow Minerals Ltd.	195,506
264,237	PPC Ltd.	220,497
75,929	Reunert Ltd.	307,533
25,605	Wilson Bayly Holmes-Ovcon Ltd.	172,656

		896,192

	Spain - 1.3%
9,163	ACS Actividades de Construccion y Servicios SA	233,854

	Sweden - 2.4%
19,321	Atlas Copco AB, Class A	415,168

	Switzerland - 2.7%
27,039	ABB Ltd.	468,114

	Taiwan - 12.2%
391,234	Asia Cement Corp.	307,924
613,845	China Steel Corp.	329,065

Schedule of Investments

307,000	CTCI Corp.	$341,840
35,000	King Slide Works Co. Ltd.	457,248
545,573	Taiwan Cement Corp.	439,366
41,000	Yeong Guan Energy Technology Group Co. Ltd.	260,293

		2,135,736

	Thailand - 8.5%
228,140	CH Karnchang PCL NVDR	165,117
276,669	Gunkul Engineering PCL NVDR	185,594
910,280	Italian-Thai Development PCL NVDR(b)	178,774
14,823	Siam Cement PCL (The) NVDR	180,607
11,357	Siam City Cement PCL NVDR	88,270
402,519	Sino-Thai Engineering & Construction PCL NVDR	245,002
5,466,909	Superblock PCL NVDR(b)	178,090
88,825	Tipco Asphalt PCL NVDR	83,477
796,951	TPI Polene PCL NVDR	50,400
285,382	Unique Engineering & Construction PCL NVDR	141,681

		1,497,012

	Turkey - 2.2%
122,255	Aksa Enerji Uretim AS(b)	97,895
26,205	Cimsa Cimento Sanayi ve Ticaret AS	127,906
119,629	Tekfen Holding AS	155,911

		381,712

	United States - 2.6%
7,386	Caterpillar, Inc.	459,705

	Total Common Stocks and Other Equity Interests (Cost $26,246,758)	17,502,937

	Money Market Fund - 0.1%
11,750	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $11,750)	11,750

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,258,508)-99.8%	17,514,687

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.6%
459,213	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $459,213)	459,213

	Total Investments (Cost $26,717,721)(f)-102.4%	17,973,900
	Other assets less liabilities-(2.4)%	(427,542)

	Net Assets-100.0%	$17,546,358

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2016.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $612,751, which represented 3.49% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,760,752. The net unrealized depreciation was $9,786,852, which consisted of aggregate gross unrealized appreciation of $1,585,785 and aggregate gross unrealized depreciation of $11,372,637.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Austria - 3.6%
111,696	BUWOG AG	$2,289,810
62,610	Oesterreichische Post AG	2,221,853
68,974	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,702,546

		6,214,209

	Belgium - 9.7%
15,578	Ackermans & van Haaren NV	2,015,777
60,390	Ageas	2,447,436
25,680	Cofinimmo SA REIT	2,790,401
49,119	Colruyt SA	2,631,343
30,449	Groupe Bruxelles Lambert SA	2,307,433
62,999	Proximus SADP	2,171,030
42,369	Telenet Group Holding NV(a)	2,197,368

		16,560,788

	Finland - 1.2%
41,771	Sampo Oyj, Class A	2,014,701

	France - 22.5%
19,339	Aeroports de Paris	2,187,968
68,422	Alstom SA(a)	1,829,800
19,069	bioMerieux	2,403,319
99,614	Bureau Veritas SA	1,896,996
150,139	CNP Assurances	2,014,149
30,471	Danone SA	2,099,090
24,574	Dassault Systemes	1,902,433
71,980	Eutelsat Communications SA	2,335,465
21,021	Fonciere des Regions REIT	1,783,918
17,682	Gecina SA REIT	2,269,326
162,531	Groupe Eurotunnel SE	1,874,122
30,260	Imerys SA	1,872,161
93,887	Mercialys SA REIT	1,918,922
28,477	Orpea	2,253,457
17,003	Pernod Ricard SA	1,992,995
52,246	SCOR SE	1,821,663
21,629	Sodexo SA	2,137,833
96,576	Vivendi SA	2,098,927
16,929	Wendel SA	1,693,615

		38,386,159

	Germany - 27.6%
11,235	Allianz SE	1,811,236
153,228	alstria office REIT-AG REIT	1,911,407
35,557	Axel Springer SE	1,850,924
22,213	Beiersdorf AG	2,048,511
35,830	Brenntag AG	1,753,751
22,361	Deutsche Boerse AG	1,898,803
47,386	Deutsche EuroShop AG	2,020,452
35,038	Fielmann AG	2,639,661

35,995	Fraport AG Frankfurt Airport Services Worldwide	$2,178,378
17,797	Hannover Rueck SE	1,870,953
16,873	Henkel AG & Co. KGaA (Preference Shares)	1,788,639
24,795	Kabel Deutschland Holding AG	3,169,807
13,673	Linde AG	1,843,440
58,397	MAN SE	5,892,323
12,805	Muenchener Rueckversicherungs-Gesellschaft AG	2,450,371
95,893	RHOEN KLINIKUM AG	2,774,895
25,176	SAP SE	1,993,819
28,231	Symrise AG	1,819,406
160,359	TAG Immobilien AG	1,883,875
64,179	Talanx AG	1,838,468
357,569	Telefonica Deutschland Holding AG	1,765,459

		47,204,578

	Ireland - 5.1%
573,180	C&C Group PLC	2,229,070
101,361	Glanbia PLC	1,930,883
1,647,569	Hibernia REIT PLC REIT	2,299,126
28,118	Kerry Group PLC, Class A	2,291,008

		8,750,087

	Italy - 4.0%
37,904	DiaSorin SpA	1,989,180
907,752	Hera SpA	2,536,872
435,068	Terna-Rete Elettrica Nationale SpA	2,325,513

		6,851,565

	Japan - 1.2%
52,935	DMG Mori AG	2,112,047

	Luxembourg - 1.1%
68,810	SES SA FDR, Class A	1,801,059

	Netherlands - 8.2%
54,996	Aalberts Industries NV	1,740,766
49,034	Eurocommercial Properties NV CVA	2,146,925
21,806	Heineken NV	1,894,037
73,913	Koninklijke Philips NV	1,964,108
63,973	NN Group NV	2,165,504
37,271	Wereldhave NV REIT	2,032,890
59,287	Wolters Kluwer NV	2,015,916

		13,960,146

	Spain - 14.5%
145,456	Abertis Infraestructuras SA	2,174,172
48,027	Amadeus IT Holding SA, Class A	1,969,879
118,903	Ebro Foods SA	2,324,483
76,339	Enagas SA	2,222,002
109,242	Endesa SA	2,105,053
95,324	Ferrovial SA	2,097,886
94,123	Gas Natural SDG SA	1,851,180
140,091	Hispania Activos Inmobiliarios SA(a)	1,736,120
334,996	Iberdrola SA	2,357,454
158,778	MERLIN Properties SOCIMI SA REIT	1,852,645
26,047	Red Electrica Corp. SA	2,101,556
33,792	Viscofan SA	2,021,806

		24,814,236

	United Kingdom - 1.3%
128,259	RELX NV	2,143,756

Schedule of Investments

Total Investments (Cost $176,116,259)(b)-100.0%	$170,813,331
Other assets less liabilities-0.0%	13,635

Net Assets-100.0%	$170,826,966

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $177,205,337. The net unrealized depreciation was $6,392,006, which consisted of aggregate gross unrealized appreciation of $3,614,897 and aggregate gross unrealized depreciation of $10,006,903.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 46.4%
10,381	AGL Energy Ltd.	$137,580
11,743	Amcor Ltd.	111,323
49,007	AMP Ltd.	187,864
8,716	APA Group	52,732
232,383	Arrium Ltd.(a)	11,013
12,710	Asciano Ltd.	80,724
1,584	ASX Ltd.	47,936
22,114	Aurizon Holdings Ltd.	58,074
39,952	Australia & New Zealand Banking Group Ltd.	691,589
4,452	Bank of Queensland Ltd.	41,602
7,704	Bendigo & Adelaide Bank Ltd.	59,499
656,750	BGP Holdings PLC(a)	0
54,879	BHP Billiton Ltd.	602,200
15,425	BlueScope Steel Ltd.	51,960
12,594	Boral Ltd.	50,379
14,180	Brambles Ltd.	113,622
2,301	Caltex Australia Ltd.	61,078
2,609	CIMIC Group Ltd.	45,360
9,705	Coca-Cola Amatil Ltd.	58,150
19,778	Commonwealth Bank of Australia	1,112,440
4,322	Computershare Ltd.	32,317
3,497	Crown Resorts Ltd.	30,641
1,927	CSL Ltd.	143,395
11,176	Dexus Property Group REIT	58,713
12,454	Downer EDI Ltd.	27,733
24,052	DUET Group	39,484
35,927	Fortescue Metals Group Ltd.	44,564
14,200	Goodman Group REIT	61,665
19,507	GPT Group (The) REIT	67,961
7,006	Iluka Resources Ltd.	27,619
24,288	Incitec Pivot Ltd.	53,772
30,581	Insurance Australia Group Ltd.	115,120
6,934	Lend Lease Group	64,354
3,861	Macquarie Group Ltd.	199,323
27,839	Medibank Private Ltd.	49,805
51,887	Metcash Ltd.(a)	64,943
50,262	Mirvac Group REIT	67,943
39,659	National Australia Bank Ltd.	784,962
12,775	Newcrest Mining Ltd.(a)	117,827
8,110	Orica Ltd.	82,561
26,053	Origin Energy Ltd.	77,147
14,216	OZ Minerals Ltd.	38,655
26,706	Qantas Airways Ltd.	73,783
26,833	QBE Insurance Group Ltd.	208,608
25,888	Santos Ltd.	59,660
52,173	Scentre Group REIT	161,737
5,020	Sonic Healthcare Ltd.	65,708
90,810	South32 Ltd.(a)	63,467
39,783	Stockland REIT	116,669

26,205	Suncorp Group Ltd.	$217,301
14,065	Tabcorp Holdings Ltd.	46,145
26,027	Tatts Group Ltd.	77,625
61,968	Telstra Corp. Ltd.	248,772
10,399	Transurban Group	79,639
14,341	Wesfarmers Ltd.	432,013
18,673	Westfield Corp. REIT	133,115
39,147	Westpac Banking Corp.	863,713
10,649	Woodside Petroleum Ltd.	214,354
21,691	Woolworths Ltd.	377,098
8,299	WorleyParsons Ltd.	20,270

		9,285,306

	China - 0.4%
16,226	China Mengniu Dairy Co. Ltd.	22,761
25,464	Global Logistic Properties Ltd.	30,594
39,943	Want Want China Holdings Ltd.	26,327

		79,682

	Hong Kong - 12.3%
62,963	AIA Group Ltd.	352,246
10,680	Bank of East Asia Ltd. (The)	31,441
43,278	BOC Hong Kong (Holdings) Ltd.	113,671
19,477	Cathay Pacific Airways Ltd.	30,742
13,482	Cheung Kong Property Holdings Ltd.	73,140
13,482	CK Hutchison Holdings Ltd.	167,598
16,168	CLP Holdings Ltd.	135,594
6,866	Galaxy Entertainment Group Ltd.	21,627
27,633	Hang Lung Properties Ltd.	50,883
7,782	Hang Seng Bank Ltd.	129,502
14,571	Henderson Land Development Co. Ltd.	79,155
37,769	Hong Kong & China Gas Co. Ltd.	65,971
3,064	Hong Kong Exchanges and Clearing Ltd.	67,901
8,735	Hongkong Land Holdings Ltd.	54,701
1,275	Jardine Matheson Holdings Ltd.	66,938
10,856	Kerry Properties Ltd.	24,881
109,115	Li & Fung Ltd.	63,122
19,251	Link REIT	110,165
14,212	MTR Corp. Ltd.	64,559
88,306	New World Development Co. Ltd.	71,285
148,228	Noble Group Ltd.	32,133
8,459	Power Assets Holdings Ltd.	77,349
15,729	Sands China Ltd.	55,170
32,414	Sino Land Co. Ltd.	41,427
30,583	SJM Holdings Ltd.	19,932
18,725	Sun Hung Kai Properties Ltd.	203,566
7,887	Swire Pacific Ltd., Class A	76,418
14,387	Swire Properties Ltd.	37,272
22,236	Wharf Holdings Ltd. (The)	103,590
8,735	Wheelock & Co. Ltd.	33,354

		2,455,333

	Indonesia - 0.2%
170,830	Golden Agri-Resources Ltd.	45,157

	New Zealand - 0.7%
11,752	Fletcher Building Ltd.	52,594
42,493	Spark New Zealand Ltd.	92,878

		145,472

	Singapore - 7.2%
22,342	Ascendas Real Estate Investment Trust REIT	36,370
31,580	CapitaLand Ltd.	68,836
27,971	CapitaLand Mall Trust REIT	39,070
6,241	City Developments Ltd.	30,738

Schedule of Investments

22,076	ComfortDelGro Corp. Ltd.	$44,221
21,199	DBS Group Holdings Ltd.	211,351
95,012	Hutchison Port Holdings Trust	45,511
1,385	Jardine Cycle & Carriage Ltd.	36,721
24,572	Keppel Corp. Ltd.	87,518
25,727	Oversea-Chinese Banking Corp. Ltd.	144,347
18,941	Sembcorp Industries Ltd.	33,734
16,787	Sembcorp Marine Ltd.	18,503
10,631	Singapore Airlines Ltd.	82,867
19,912	Singapore Press Holdings Ltd.	49,753
16,759	Singapore Technologies Engineering Ltd.	34,080
91,186	Singapore Telecommunications Ltd.	226,942
14,669	United Overseas Bank Ltd.	187,835
32,653	Wilmar International Ltd.	66,264

		1,444,661

	South Korea - 31.7%
3,550	BNK Financial Group, Inc.(a)	26,857
338	CJ Corp.(a)	83,688
1,022	Daelim Industrial Co. Ltd.(a)	67,297
3,218	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	11,364
2,044	Doosan Heavy Industries & Construction Co. Ltd.(a)	28,968
4,547	Doosan Infracore Co. Ltd.(a)	16,107
313	E-Mart, Inc.	43,068
1,413	GS Holdings Corp.	60,003
5,704	Hana Financial Group, Inc.	102,822
1,032	Hankook Tire Co. Ltd.(a)	40,292
1,640	Hanwha Corp.(a)	50,629
881	Hyosung Corp.(a)	80,559
1,548	Hyundai Engineering & Construction Co. Ltd.(a)	47,972
2,076	Hyundai Heavy Industries Co. Ltd.(a)	161,234
910	Hyundai Mobis Co. Ltd.(a)	197,328
4,067	Hyundai Motor Co.	455,866
1,556	Hyundai Steel Co.	64,128
6,954	Industrial Bank of Korea(a)	67,188
5,995	KB Financial Group, Inc.(a)	154,004
5,757	Kia Motors Corp.	219,942
5,991	Korea Electric Power Corp.(a)	263,875
1,574	Korea Gas Corp.(a)	49,373
101	Korea Zinc Co. Ltd.(a)	36,986
1,163	Korean Air Lines Co. Ltd.(a)	24,208
5,486	KT Corp.	125,072
1,448	KT&G Corp.	125,209
804	LG Chem Ltd.	200,077
1,493	LG Corp.(a)	92,715
5,256	LG Display Co. Ltd.	95,783
3,997	LG Electronics, Inc.	194,818
1,118	LG International Corp.	29,146
4,614	LG Uplus Corp.	37,423
323	Lotte Chemical Corp.	74,737
283	Lotte Shopping Co. Ltd.(a)	56,408
519	OCI Co. Ltd.(a)	28,955
1,553	POSCO	231,221
967	Samsung Electro-Mechanics Co. Ltd.	44,966
1,423	Samsung Electronics Co. Ltd.	1,373,638
546	Samsung Fire & Marine Insurance Co. Ltd.	136,729
5,957	Samsung Heavy Industries Co. Ltd.(a)	52,667
1,105	Samsung Life Insurance Co. Ltd.	101,814
561	Samsung SDI Co. Ltd.	44,357
5,818	Shinhan Financial Group Co. Ltd.(a)	186,801

253	SK Holdings Co. Ltd.(a)	$50,371
3,799	SK Hynix, Inc.	87,858
2,894	SK Innovation Co. Ltd.	320,154
6,562	SK Networks Co. Ltd.(a)	30,004
492	SK Telecom Co. Ltd.	86,195
1,248	S-Oil Corp.	82,190
11,314	Woori Bank	83,538

		6,326,604

	United Kingdom - 0.9%
6,452	Rio Tinto Ltd.	180,987

	United States - 0.1%
4,712	Sims Metal Management Ltd.	23,256

	Total Investments (Cost $25,888,208)(b)-99.9%	19,986,458
	Other assets less liabilities-0.1%	10,517

	Net Assets-100.0%	$19,996,975

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,647,232. The net unrealized depreciation was $6,660,774, which consisted of aggregate gross unrealized appreciation of $1,592,981 and aggregate gross unrealized depreciation of $8,253,755.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.2%
38,818	AGL Energy Ltd.	$514,458
43,924	Amcor Ltd.	416,396
183,295	AMP Ltd.	702,647
32,588	APA Group	197,157
865,606	Arrium Ltd.(a)	41,023
46,715	Asciano Ltd.	296,696
5,886	ASX Ltd.	178,127
82,684	Aurizon Holdings Ltd.	217,136
149,201	Australia & New Zealand Banking Group Ltd.	2,582,745
16,575	Bank of Queensland Ltd.	154,887
28,321	Bendigo & Adelaide Bank Ltd.	218,726
231,466	BGP Holdings PLC(a)	0
204,874	BHP Billiton Ltd.	2,248,130
135,220	BHP Billiton PLC	1,310,781
57,671	BlueScope Steel Ltd.	194,270
46,124	Boral Ltd.	184,507
53,023	Brambles Ltd.	424,865
8,627	Caltex Australia Ltd.	228,995
9,758	CIMIC Group Ltd.	169,653
36,285	Coca-Cola Amatil Ltd.	217,409
73,865	Commonwealth Bank of Australia	4,154,635
16,090	Computershare Ltd.	120,311
13,028	Crown Resorts Ltd.	114,154
7,220	CSL Ltd.	537,268
41,796	Dexus Property Group REIT	219,576
46,379	Downer EDI Ltd.	103,279
88,897	DUET Group	145,934
134,383	Fortescue Metals Group Ltd.(b)	166,690
53,141	Goodman Group REIT	230,771
72,957	GPT Group (The) REIT	254,178
26,081	Iluka Resources Ltd.	102,816
90,816	Incitec Pivot Ltd.	201,059
114,345	Insurance Australia Group Ltd.	430,444
26,225	Lend Lease Group	243,391
14,437	Macquarie Group Ltd.	745,307
103,687	Medibank Private Ltd.	185,499
194,016	Metcash Ltd.(a)	242,834
187,938	Mirvac Group REIT	254,051
148,138	National Australia Bank Ltd.	2,932,062
47,772	Newcrest Mining Ltd.(a)	440,615
29,994	Orica Ltd.	305,344
97,700	Origin Energy Ltd.	289,306
52,945	OZ Minerals Ltd.	143,964
99,883	Qantas Airways Ltd.	275,956
100,563	QBE Insurance Group Ltd.	781,806
96,735	Santos Ltd.	222,930
195,106	Scentre Group REIT	604,829
18,463	Sonic Healthcare Ltd.	241,667
339,962	South32 Ltd.(a)	237,598
148,757	Stockland REIT	436,251

98,100	Suncorp Group Ltd.	$813,480
52,380	Tabcorp Holdings Ltd.	171,849
97,315	Tatts Group Ltd.	290,238
232,250	Telstra Corp. Ltd.	932,373
43,448	Transurban Group	332,738
53,747	Wesfarmers Ltd.	1,619,094
69,818	Westfield Corp. REIT	497,713
146,108	Westpac Banking Corp.	3,223,627
39,908	Woodside Petroleum Ltd.	803,309
81,312	Woolworths Ltd.	1,413,611
30,337	WorleyParsons Ltd.	74,098

		36,035,263

	Austria - 0.3%
2,674	Andritz AG	124,795
26,680	Erste Group Bank AG(a)	777,994
6,221	Immoeast AG(a)	0
61,561	IMMOFINANZ AG(a)	116,131
22,460	OMV AG	577,307
26,044	Raiffeisen Bank International AG(a)	329,883
10,762	voestalpine AG	286,045

		2,212,155

	Belgium - 0.9%
17,680	Ageas	716,520
17,687	Anheuser-Busch InBev NV	2,224,631
3,751	Colruyt SA	200,944
9,740	Delhaize Group SA	1,022,549
12,408	KBC Groep NV	710,555
10,573	Proximus SADP	364,360
3,790	Solvay SA	313,497
3,557	UCB SA	304,347
8,923	Umicore SA	329,327

		6,186,730

	Canada - 6.1%
5,537	Agnico Eagle Mines Ltd.	163,366
5,564	Agrium, Inc.	483,630
11,117	Alimentation Couche-Tard, Inc., Class B	481,730
4,870	AltaGas Ltd.	113,440
16,416	ARC Resources Ltd.(b)	219,658
5,070	ATCO Ltd., Class I	139,896
38,254	Bank of Montreal(b)	2,044,744
63,309	Bank of Nova Scotia	2,581,847
70,535	Barrick Gold Corp.	698,208
13,865	Baytex Energy Corp.	29,164
15,596	BCE, Inc.	625,392
64,068	BlackBerry Ltd.(a)	454,816
242,333	Bombardier, Inc., Class B(a)	168,759
29,959	Bonavista Energy Corp.(b)	40,875
32,781	Brookfield Asset Management, Inc., Class A	985,119
18,210	Cameco Corp.	220,112
25,608	Canadian Imperial Bank of Commerce(b)	1,660,312
14,436	Canadian National Railway Co.	779,118
53,678	Canadian Natural Resources Ltd.	1,143,936
74,217	Canadian Oil Sands Ltd.	495,220
2,413	Canadian Pacific Railway Ltd.	288,754
3,950	Canadian Tire Corp. Ltd., Class A	320,407
7,781	Canadian Utilities Ltd., Class A	199,771
7,891	Capital Power Corp.	105,643
15,170	Celestica, Inc.(a)	136,905
63,524	Cenovus Energy, Inc.	779,125
6,359	CGI Group, Inc., Class A(a)	271,305
7,793	CI Financial Corp.	171,338
9,155	Cominar Real Estate Investment Trust REIT	96,933
23,955	Crescent Point Energy Corp.(b)	264,360

Schedule of Investments

7,615	Dream Office Real Estate Investment Trust REIT	$87,121
36,093	Eldorado Gold Corp.	81,560
10,839	Empire Co. Ltd., Class A	203,956
24,775	Enbridge, Inc.	856,672
75,336	Encana Corp.	329,235
29,321	Enerplus Corp.(b)	92,510
746	Fairfax Financial Holdings Ltd.	382,375
11,674	Finning International, Inc.	147,994
32,655	First Quantum Minerals Ltd.	70,311
12,384	Fortis, Inc.	358,254
4,353	George Weston Ltd.	334,104
7,314	Gibson Energy, Inc.	80,715
37,847	Goldcorp, Inc.	429,233
17,594	Great-West Lifeco, Inc.	434,083
13,790	H&R Real Estate Investment Trust REIT	184,716
24,022	Husky Energy, Inc.	237,958
64,892	IAMGOLD Corp.(a)	94,070
6,170	IGM Financial, Inc.	157,445
11,277	Imperial Oil Ltd.	344,180
7,281	Industrial Alliance Insurance and Financial Services, Inc.	215,183
4,845	Intact Financial Corp.	289,202
9,418	Inter Pipeline Ltd.	151,919
5,101	Keyera Corp.	139,192
91,371	Kinross Gold Corp.(a)	149,986
10,009	Loblaw Cos. Ltd.	467,928
35,385	Lundin Mining Corp.(a)	87,252
16,997	Magna International, Inc.	587,844
108,694	Manulife Financial Corp.	1,503,835
2,702	Methanex Corp.	71,695
12,132	Metro, Inc.	356,999
18,228	National Bank of Canada(b)	517,728
4,853	Onex Corp.	288,749
11,782	Pembina Pipeline Corp.(b)	266,576
93,472	Pengrowth Energy Corp.(b)	77,713
212,760	Penn West Petroleum Ltd.(b)	152,700
23,318	Potash Corp. of Saskatchewan, Inc.	378,457
26,427	Power Corp. of Canada	557,929
18,471	Power Financial Corp.	424,351
5,734	Quebecor, Inc., Class B	144,649
15,192	RioCan Real Estate Investment Trust REIT(b)	267,081
22,268	Rogers Communications, Inc., Class B	759,066
71,114	Royal Bank of Canada	3,666,243
7,241	Saputo, Inc.	177,005
18,481	Shaw Communications, Inc., Class B	318,468
6,908	Silver Wheaton Corp.	81,045
5,690	Smart Real Estate Investment Trust REIT	125,182
8,955	SNC-Lavalin Group, Inc.	254,857
40,306	Sun Life Financial, Inc.	1,150,823
86,150	Suncor Energy, Inc.	2,031,236
61,953	Teck Resources Ltd., Class B(b)	230,246
10,102	TELUS Corp.	279,748
84,909	Toronto-Dominion Bank (The)	3,206,902
33,146	TransAlta Corp.	115,884
34,297	TransCanada Corp.	1,185,681
4,190	Vermilion Energy, Inc.	111,535
87,316	Yamana Gold, Inc.	149,534

		42,010,798

	Chile - 0.0%
30,862	Antofagasta PLC	167,975

	China - 0.1%
59,780	China Mengniu Dairy Co. Ltd.	83,855

94,917	Global Logistic Properties Ltd.	$114,039
146,328	Want Want China Holdings Ltd.	96,450

		294,344

	Colombia - 0.0%
101,401	Pacific Exploration and Production Corp.(a)(b)	58,366

	Denmark - 0.8%
353	A.P. Moeller - Maersk A/S, Class A	445,794
489	A.P. Moeller - Maersk A/S, Class B	627,531
6,449	Carlsberg A/S, Class B	542,354
39,081	Danske Bank A/S	1,049,660
6,396	DSV A/S	248,466
3,841	FLSmidth & Co. A/S(b)	134,336
8,553	ISS A/S	302,048
3,156	Jyske Bank A/S(a)	138,251
25,116	Novo Nordisk A/S, Class B	1,400,974
75,808	TDC A/S	324,269
7,500	Vestas Wind Systems A/S	489,016

		5,702,699

	Finland - 0.9%
8,714	Elisa Oyj	314,835
32,094	Fortum Oyj	503,610
6,865	Kesko Oyj, Class B	274,796
8,431	Kone Oyj, Class B	369,939
7,956	Metso Oyj	164,306
10,631	Neste Oyj	331,862
237,964	Nokia Oyj	1,704,783
7,344	Nokian Renkaat Oyj	249,048
4,335	Orion Oyj, Class B	142,624
18,740	Sampo Oyj, Class A	903,869
49,455	Stora Enso Oyj, Class R	402,226
41,781	UPM-Kymmene Oyj	679,062
6,524	Wartsila Oyj Abp	292,812

		6,333,772

	France - 10.6%
6,004	Accor SA	230,392
63,277	Air France-KLM(a)(b)	507,176
12,301	Air Liquide SA	1,271,769
23,848	Airbus Group SE	1,498,258
172,685	Alcatel-Lucent SA(a)	682,016
21,677	Alstom SA(a)(b)	579,705
4,448	Arkema SA	277,947
3,456	Atos SE	274,241
195,989	AXA SA	4,847,972
101,843	BNP Paribas SA	4,834,799
23,764	Bouygues SA	929,218
6,411	Bureau Veritas SA	122,088
6,934	Cap Gemini SA	632,646
65,586	Carrefour SA	1,866,936
8,488	Casino Guichard Perrachon SA(b)	384,688
106,686	CGG SA(a)(b)	88,255
1,770	Christian Dior SE	299,406
41,721	Cie de Saint-Gobain	1,729,110
13,388	Cie Generale des Etablissements Michelin	1,229,862
11,612	CNP Assurances	155,778
94,275	Credit Agricole SA	941,038
23,212	Danone SA	1,599,031
6,271	Edenred	118,735
5,558	Eiffage SA	383,024
32,095	Electricite de France SA	421,564
221,385	Engie SA	3,553,306
3,794	Essilor International SA	470,895
2,540	Eurazeo SA	155,816
6,400	Eutelsat Communications SA	207,655

Schedule of Investments

5,164	Faurecia	$189,305
1,821	Fonciere des Regions REIT	154,537
1,593	Gecina SA REIT	204,447
11,121	Groupe Eurotunnel SE	128,235
2,129	ICADE REIT	151,145
3,229	Kering	546,276
4,160	Klepierre REIT	181,184
14,279	Lagardere SCA	408,143
8,906	Legrand SA	490,157
6,154	L’Oreal SA	1,061,014
7,473	LVMH Moet Hennessy Louis Vuitton SE	1,203,283
51,014	Natixis SA	250,339
3,287	Neopost SA	78,648
5,103	Nexans SA(a)	197,238
224,082	Orange SA	4,009,128
6,386	Pernod Ricard SA	748,531
52,699	Peugeot SA(a)	782,400
5,945	Publicis Groupe SA	359,394
14,330	Renault SA	1,212,763
30,148	Rexel SA	357,073
8,220	Safran SA	535,770
55,978	Sanofi	4,694,968
24,692	Schneider Electric SE	1,324,234
12,576	SCOR SE	438,488
78,330	Societe Generale SA	2,993,572
4,388	Sodexo SA	433,715
32,865	Suez Environnement Co.	609,007
26,766	Technicolor SA	190,066
7,754	Technip SA	363,286
1,881	Teleperformance	156,693
5,469	Thales SA	416,458
215,507	Total SA	9,577,611
3,279	Unibail-Rodamco SE REIT	828,051
3,213	Valeo SA	416,707
17,047	Vallourec SA(b)	75,647
63,507	Veolia Environnement SA	1,529,419
33,669	Vinci SA	2,280,653
121,019	Vivendi SA(b)	2,630,157
1,999	Wendel SA	199,984
4,378	Zodiac Aerospace	91,681

		72,792,733

	Germany - 8.4%
9,679	Adidas AG	994,741
37,235	Allianz SE	6,002,793
6,235	Aurubis AG	253,267
54,902	BASF SE	3,629,749
25,115	Bayer AG	2,814,073
20,582	Bayerische Motoren Werke AG	1,707,275
2,140	Beiersdorf AG	197,353
4,649	Bilfinger SE	205,215
7,075	Brenntag AG	346,296
155,076	Commerzbank AG(a)	1,255,137
3,480	Continental AG	725,242
56,924	Daimler AG	3,958,244
132,993	Deutsche Bank AG	2,349,828
7,110	Deutsche Boerse AG	603,752
37,832	Deutsche Lufthansa AG(a)	552,152
57,415	Deutsche Post AG	1,387,271
251,291	Deutsche Telekom AG	4,354,628
5,818	Deutsche Wohnen BR AG	152,631
384,146	E.ON SE	3,917,643
4,673	Evonik Industries AG	144,128
6,536	Freenet AG	202,365
7,549	Fresenius Medical Care AG & Co. KGaA	667,113
15,268	Fresenius SE & Co. KGaA	1,009,112

5,536	GEA Group AG	$232,813
4,262	Hannover Rueck SE	448,053
8,893	HeidelbergCement AG	651,890
3,030	Henkel AG & Co. KGaA	278,190
4,543	Henkel AG & Co. KGaA (Preference Shares)	481,585
3,843	HOCHTIEF AG	353,662
1,268	HUGO BOSS AG	101,106
30,442	Infineon Technologies AG	404,500
12,974	K+S AG	272,488
14,817	Kloeckner & Co. SE	128,039
7,340	LANXESS AG	302,306
2,349	Leoni AG	81,772
7,006	Linde AG	944,573
1,762	MAN SE	177,788
2,757	Merck KGaA	239,342
29,924	METRO AG	845,049
2,085	MTU Aero Engines AG	191,037
14,634	Muenchener Rueckversicherungs-Gesellschaft AG	2,800,369
5,557	Osram Licht AG	246,832
6,643	Porsche Automobil Holding SE (Preference Shares)	300,389
9,550	ProSiebenSat.1 Media SE	474,363
109,711	RWE AG	1,527,833
7,163	Salzgitter AG	152,896
22,569	SAP SE	1,787,357
44,280	Siemens AG	4,233,973
11,380	Suedzucker AG	171,589
2,345	Symrise AG	151,128
5,278	Talanx AG	151,193
36,889	ThyssenKrupp AG	568,200
22,048	TUI AG	372,678
2,316	Volkswagen AG	302,227
11,855	Volkswagen AG (Preference Shares)	1,374,302

		58,179,530

	Greece - 0.1%
8,691	Alpha Bank SA(a)	17,309
21,262	Hellenic Telecommunications Organization SA	184,340
13,527	National Bank of Greece SA(a)	3,645
19,761	OPAP SA	145,458
2,367	Piraeus Bank SA(a)	463

		351,215

	Hong Kong - 1.3%
235,570	AIA Group Ltd.	1,317,896
40,622	Bank of East Asia Ltd. (The)	119,589
162,635	BOC Hong Kong (Holdings) Ltd.	427,165
72,968	Cathay Pacific Airways Ltd.	115,172
49,360	Cheung Kong Property Holdings Ltd.	267,779
49,360	CK Hutchison Holdings Ltd.	613,605
61,153	CLP Holdings Ltd.	512,863
26,042	Galaxy Entertainment Group Ltd.	82,027
102,636	Hang Lung Properties Ltd.	188,994
29,146	Hang Seng Bank Ltd.	485,024
53,087	Henderson Land Development Co. Ltd.	288,389
142,666	Hong Kong & China Gas Co. Ltd.	249,195
11,334	Hong Kong Exchanges and Clearing Ltd.	251,172
32,272	Hongkong Land Holdings Ltd.	202,096
5,035	Jardine Matheson Holdings Ltd.	264,337
40,180	Kerry Properties Ltd.	92,089
412,856	Li & Fung Ltd.	238,834
71,997	Link REIT	412,005
52,527	MTR Corp. Ltd.	238,609
332,331	New World Development Co. Ltd.	268,272

Schedule of Investments

543,692	Noble Group Ltd.	$117,863
31,378	Power Assets Holdings Ltd.	286,920
58,567	Sands China Ltd.	205,425
121,439	Sino Land Co. Ltd.	155,207
110,930	SJM Holdings Ltd.	72,298
72,172	Sun Hung Kai Properties Ltd.	784,606
28,842	Swire Pacific Ltd., Class A	279,454
53,799	Swire Properties Ltd.	139,375
81,490	Wharf Holdings Ltd. (The)	379,636
32,785	Wheelock & Co. Ltd.	125,186

		9,181,082

	India - 0.0%
30,389	Vedanta Resources PLC	106,185

	Indonesia - 0.0%
636,368	Golden Agri-Resources Ltd.	168,218

	Ireland - 0.4%
1,598,918	Bank of Ireland(a)	529,282
42,596	CRH PLC	1,127,997
24,329	Experian PLC	413,569
3,282	Kerry Group PLC, Class A	267,412
4,565	Shire PLC	254,902
13,406	Smurfit Kappa Group PLC	290,670

		2,883,832

	Israel - 0.5%
65,778	Bank Hapoalim BM	307,777
73,259	Bank Leumi Le-Israel(a)	244,237
232,432	Bezeq The Israeli Telecommunication Corp. Ltd.	504,382
43,297	Israel Chemicals Ltd.	177,692
30,857	Teva Pharmaceutical Industries Ltd.	1,897,796

		3,131,884

	Italy - 3.5%
180,632	A2A SpA	215,652
122,200	Assicurazioni Generali SpA	1,831,504
16,218	Atlantia SpA	423,236
18,677	Banca Mediolanum SpA	124,490
224,439	Banca Monte dei Paschi di Siena SpA(a)	162,292
39,269	Banca Popolare dell’Emilia Romagna SC	235,867
272,676	Banca Popolare di Milano Scarl	222,681
34,321	Banco Popolare SC(a)	318,749
78,271	Enel Green Power SpA	153,107
967,903	Enel SpA	3,955,975
346,894	Eni SpA	5,041,596
13,103	Ferrari NV(a)	518,918
37,045	Finmeccanica SpA(a)	440,498
867,968	Intesa Sanpaolo SpA	2,471,007
20,892	Italcementi SpA	233,959
3,497	Luxottica Group SpA	216,206
65,006	Mediaset SpA	218,331
29,732	Mediobanca SpA	238,022
13,489	Prysmian SpA	277,799
42,340	Saipem SpA(a)(b)	26,324
132,794	Snam SpA	743,200
19,597	Societa Cattolica di Assicurazioni SCRL	139,077
1,498,087	Telecom Italia SpA(a)	1,662,146
854,975	Telecom Italia SpA RSP	769,659
81,881	Terna-Rete Elettrica Nationale SpA	437,668
575,721	UniCredit SpA	2,236,383
80,766	Unione di Banche Italiane SpA	378,139
68,709	Unipol Gruppo Finanziario SpA	280,282
61,583	UnipolSai SpA	130,973

		24,103,740

	Japan - 23.4%
119,354	Aeon Co. Ltd.	$1,595,792
8,674	Air Water, Inc.	137,959
18,956	Aisin Seiki Co. Ltd.	803,304
26,849	Ajinomoto Co., Inc.	637,677
12,835	Alfresa Holdings Corp.	238,895
7,608	Alps Electric Co. Ltd.	150,254
17,695	Amada Holdings Co. Ltd.	166,912
79,826	ANA Holdings, Inc.	234,702
39,530	Aozora Bank Ltd.	132,624
116,008	Asahi Glass Co. Ltd.	708,362
20,276	Asahi Group Holdings Ltd.	651,604
73,983	Asahi Kasei Corp.	478,783
67,895	Astellas Pharma, Inc.	941,319
11,374	Bandai Namco Holdings, Inc.	258,547
20,933	Bank of Kyoto Ltd. (The)	161,816
66,176	Bank of Yokohama Ltd. (The)	352,282
5,783	Benesse Holdings, Inc.	162,002
31,005	Bridgestone Corp.	1,127,156
13,749	Brother Industries Ltd.	138,584
69,129	Canon, Inc.	1,931,845
7,140	Central Japan Railway Co.	1,325,640
37,335	Chiba Bank Ltd. (The)	230,637
52,937	Chubu Electric Power Co., Inc.	678,114
5,807	Chugai Pharmaceutical Co. Ltd.	177,677
20,723	Chugoku Electric Power Co., Inc. (The)	276,355
14,573	Cosmo Energy Holdings Co. Ltd.(a)	158,411
11,820	Credit Saison Co. Ltd.	221,501
50,725	Dai Nippon Printing Co. Ltd.	476,169
13,410	Daicel Corp.	196,864
33,974	Daido Steel Co. Ltd.	140,737
23,818	Daihatsu Motor Co. Ltd.	371,461
104,439	Dai-ichi Life Insurance Co. Ltd. (The)	1,442,302
52,370	Daiichi Sankyo Co. Ltd.	1,093,907
8,675	Daikin Industries Ltd.	586,010
4,311	Daito Trust Construction Co. Ltd.	548,721
41,980	Daiwa House Industry Co. Ltd.	1,186,501
74,325	Daiwa Securities Group, Inc.	469,863
46,347	Denka Co. Ltd.	205,092
22,062	Denso Corp.	957,521
12,151	Dentsu, Inc.	644,059
84,364	DIC Corp.	216,761
23,009	East Japan Railway Co.	2,119,153
41,837	Ebara Corp.	185,045
11,761	Eisai Co. Ltd.	709,991
10,525	Electric Power Development Co. Ltd.	355,053
3,211	FANUC Corp.	428,706
828	Fast Retailing Co. Ltd.	267,587
41,451	Fuji Electric Co. Ltd.	143,684
17,287	Fuji Heavy Industries Ltd.	706,460
31,695	FUJIFILM Holdings Corp.	1,223,582
40,242	Fujikura Ltd.	197,085
196,000	Fujitsu Ltd.	817,595
59,762	Fukuoka Financial Group, Inc.	252,809
149,355	Furukawa Electric Co. Ltd.	309,138
26,694	Gunma Bank Ltd. (The)	148,217
21,229	Hachijuni Bank Ltd. (The)	118,244
15,710	Hakuhodo DY Holdings, Inc.	168,065
52,359	Hankyu Hanshin Holdings, Inc.	326,370
14,984	Hino Motors Ltd.	169,714
32,070	Hiroshima Bank Ltd. (The)	160,042
9,113	Hitachi Construction Machinery Co. Ltd.(b)	132,743
462,845	Hitachi Ltd.	2,284,432
29,068	Hokkaido Electric Power Co., Inc.(a)	270,260
63,609	Hokuhoku Financial Group, Inc.	117,694

Schedule of Investments

12,336	Hokuriku Electric Power Co.	$174,330
145,103	Honda Motor Co. Ltd.	3,932,981
13,731	Hoya Corp.	530,460
9,923	Ibiden Co. Ltd.	139,546
20,239	Idemitsu Kosan Co. Ltd.	304,213
84,906	IHI Corp.	182,823
12,150	Iida Group Holdings Co. Ltd.	216,108
83,773	Inpex Corp.	741,354
24,862	Isetan Mitsukoshi Holdings Ltd.	315,890
30,136	Isuzu Motors Ltd.	306,912
167,656	ITOCHU Corp.	1,982,267
21,229	Iwatani Corp.(b)	109,430
11,565	Iyo Bank Ltd. (The)	97,772
23,031	J. Front Retailing Co. Ltd.	317,352
8,416	Japan Airlines Co. Ltd.	314,987
45,220	Japan Display, Inc.(a)	104,293
38,314	Japan Tobacco, Inc.	1,497,020
46,709	JFE Holdings, Inc.	631,605
14,088	JGC Corp.	222,837
36,448	Joyo Bank Ltd. (The)	147,656
11,069	JSR Corp.	160,629
16,390	JTEKT Corp.	263,975
296,969	JX Holdings, Inc.	1,131,359
79,458	Kajima Corp.	450,090
28,865	Kaneka Corp.	275,242
101,205	Kansai Electric Power Co., Inc. (The)(a)	1,100,257
16,930	Kao Corp.	908,479
87,635	Kawasaki Heavy Industries Ltd.	270,345
112,964	Kawasaki Kisen Kaisha Ltd.	203,357
81,821	KDDI Corp.	2,068,622
22,401	Keikyu Corp.	185,504
29,273	Keio Corp.	261,255
491	Keyence Corp.	231,039
5,820	Kikkoman Corp.	193,856
84,679	Kintetsu Group Holdings Co. Ltd.	348,524
77,301	Kirin Holdings Co. Ltd.	1,102,087
301,135	Kobe Steel Ltd.	291,966
5,218	Koito Manufacturing Co. Ltd.	241,692
57,600	Komatsu Ltd.	855,448
35,385	Konica Minolta, Inc.	297,276
5,127	K’s Holdings Corp.	174,480
43,105	Kubota Corp.	636,158
22,697	Kuraray Co. Ltd.	273,838
6,067	Kurita Water Industries Ltd.	129,713
17,060	Kyocera Corp.	685,766
15,994	Kyowa Hakko Kirin Co. Ltd.	231,699
65,299	Kyushu Electric Power Co., Inc.(a)	701,495
3,055	Lawson, Inc.	241,488
20,876	LIXIL Group Corp.	439,801
5,796	Makita Corp.	326,171
244,019	Marubeni Corp.	1,174,746
14,608	Marui Group Co. Ltd.	231,632
27,935	Mazda Motor Corp.	507,443
13,029	Medipal Holdings Corp.	211,949
6,645	MEIJI Holdings Co. Ltd.	557,248
156,927	Mitsubishi Chemical Holdings Corp.	873,518
138,655	Mitsubishi Corp.	2,219,935
120,329	Mitsubishi Electric Corp.	1,115,077
32,126	Mitsubishi Estate Co. Ltd.	636,773
37,694	Mitsubishi Gas Chemical Co., Inc.	180,861
217,930	Mitsubishi Heavy Industries Ltd.	859,275
134,361	Mitsubishi Materials Corp.	414,063
40,801	Mitsubishi Motors Corp.	329,144
10,808	Mitsubishi Tanabe Pharma Corp.	177,523
991,938	Mitsubishi UFJ Financial Group, Inc.	5,111,958

188,477	Mitsui & Co. Ltd.	$2,138,860
131,624	Mitsui Chemicals, Inc.	574,002
117,366	Mitsui Engineering & Shipbuilding Co. Ltd.	163,013
30,276	Mitsui Fudosan Co. Ltd.	711,831
73,920	Mitsui Mining & Smelting Co. Ltd.	116,454
146,992	Mitsui OSK Lines Ltd.	290,945
1,946,822	Mizuho Financial Group, Inc.	3,361,171
45,007	MS&AD Insurance Group Holdings, Inc.	1,220,982
4,927	Murata Manufacturing Co. Ltd.	569,369
57,224	Nagoya Railroad Co. Ltd.	261,447
317,442	NEC Corp.	837,913
10,108	NGK Insulators Ltd.	212,444
6,603	NGK Spark Plug Co. Ltd.	156,807
15,562	NH Foods Ltd.	301,504
14,030	NHK Spring Co. Ltd.	138,024
29,324	Nichirei Corp.	218,474
5,060	Nidec Corp.	344,837
29,592	Nikon Corp.(b)	436,202
5,583	Nintendo Co. Ltd.	786,333
56,864	Nippon Electric Glass Co. Ltd.	294,158
83,108	Nippon Express Co. Ltd.	389,064
16,969	Nippon Paper Industries Co. Ltd.	272,693
200,710	Nippon Sheet Glass Co. Ltd.(a)	147,903
64,123	Nippon Steel & Sumitomo Metal Corp.	1,146,601
89,822	Nippon Telegraph & Telephone Corp.	3,821,076
224,420	Nippon Yusen Kabushiki Kaisha	484,349
52,065	Nishi-Nippon City Bank Ltd. (The)	116,614
226,274	Nissan Motor Co. Ltd.	2,244,237
16,220	Nisshin Seifun Group, Inc.	262,219
10,716	Nisshin Steel Co. Ltd.	101,513
13,505	Nisshinbo Holdings, Inc.	136,517
3,187	Nissin Foods Holdings Co. Ltd.	162,700
2,204	Nitori Holdings Co. Ltd.	178,630
6,622	Nitto Denko Corp.	380,681
5,816	NOK Corp.	120,480
210,814	Nomura Holdings, Inc.	1,152,174
9,500	Nomura Real Estate Holdings, Inc.	167,515
20,625	NSK Ltd.	213,294
44,301	NTN Corp.	167,843
8,194	NTT Data Corp.	395,032
65,785	NTT DoCoMo, Inc.	1,467,518
59,352	Obayashi Corp.	535,317
22,442	Odakyu Electric Railway Co. Ltd.	238,458
79,163	OJI Holdings Corp.	321,631
7,921	Olympus Corp.	308,626
6,971	OMRON Corp.	182,286
2,504	Ono Pharmaceutical Co. Ltd.	403,689
3,767	Oriental Land Co. Ltd.	240,332
63,748	ORIX Corp.	904,727
161,426	Osaka Gas Co. Ltd.	612,081
19,986	Otsuka Holdings Co. Ltd.	672,386
171,848	Panasonic Corp.	1,608,833
9,018	Rakuten, Inc.(a)	92,900
5,690	Recruit Holdings Co. Ltd.	180,203
124,826	Resona Holdings, Inc.	572,674
80,132	Ricoh Co. Ltd.	773,108
4,135	Rohm Co. Ltd.	188,168
3,401	Sankyo Co. Ltd.	129,824
10,858	Santen Pharmaceutical Co. Ltd.	173,039
37,835	Sapporo Holdings Ltd.	168,791
11,663	SBI Holdings, Inc.	116,738
8,752	Secom Co. Ltd.	610,490
12,297	Sega Sammy Holdings, Inc.	115,748
13,090	Seiko Epson Corp.	177,306
13,956	Seino Holdings Co. Ltd.	152,106

Schedule of Investments

28,153	Sekisui Chemical Co. Ltd.	$345,180
41,532	Sekisui House Ltd.	652,732
47,221	Seven & i Holdings Co. Ltd.	2,099,822
377,448	Sharp Corp.(a)(b)	440,669
14,324	Shikoku Electric Power Co., Inc.	207,772
1,813	Shimamura Co. Ltd.	202,189
1,271	Shimano, Inc.	203,315
45,269	Shimizu Corp.	353,286
15,306	Shin-Etsu Chemical Co. Ltd.	781,760
99,016	Shinsei Bank Ltd.	154,248
10,173	Shionogi & Co. Ltd.	443,061
22,759	Shiseido Co. Ltd.	428,297
29,919	Shizuoka Bank Ltd. (The)	260,482
236,675	Showa Denko K.K.	258,974
34,651	Showa Shell Sekiyu K.K.	282,708
1,302	SMC Corp.	294,153
33,360	SoftBank Group Corp.	1,476,322
289,690	Sojitz Corp.	624,704
32,043	Sompo Japan Nipponkoa Holdings, Inc.	949,710
87,176	Sony Corp.	2,085,814
12,161	Sony Financial Holdings, Inc.	200,991
6,914	Stanley Electric Co. Ltd.	151,640
153,871	Sumitomo Chemical Co. Ltd.	779,498
138,398	Sumitomo Corp.	1,380,330
69,373	Sumitomo Electric Industries Ltd.	913,738
37,842	Sumitomo Heavy Industries Ltd.	149,521
32,491	Sumitomo Metal Mining Co. Ltd.	346,113
106,287	Sumitomo Mitsui Financial Group, Inc.	3,569,404
228,670	Sumitomo Mitsui Trust Holdings, Inc.	730,470
13,847	Sumitomo Realty & Development Co. Ltd.	388,190
12,892	Sumitomo Rubber Industries Ltd.	163,298
5,884	Suntory Beverage & Food Ltd.	272,611
6,519	Suzuken Co. Ltd.	226,111
25,079	Suzuki Motor Corp.	769,854
60,063	T&D Holdings, Inc.	687,355
89,701	Taiheiyo Cement Corp.	258,495
62,865	Taisei Corp.	393,552
2,204	Taisho Pharmaceutical Holdings Co. Ltd.	148,481
24,264	Takashimaya Co. Ltd.	207,939
42,043	Takeda Pharmaceutical Co. Ltd.	2,033,092
6,537	TDK Corp.	358,397
93,324	Teijin Ltd.	341,241
11,684	Terumo Corp.	371,773
56,978	Tobu Railway Co., Ltd.	277,987
41,451	Tohoku Electric Power Co., Inc.	517,585
45,965	Tokio Marine Holdings, Inc.	1,644,817
68,440	Tokuyama Corp.(a)	136,413
505,498	Tokyo Electric Power Co., Inc.(a)	2,536,163
5,145	Tokyo Electron Ltd.	323,516
151,352	Tokyo Gas Co. Ltd.	695,855
75,531	Tokyu Corp.	587,734
32,970	Tokyu Fudosan Holdings Corp.	215,879
40,163	TonenGeneral Sekiyu K.K.	328,428
45,731	Toppan Printing Co. Ltd.	397,935
85,472	Toray Industries, Inc.	730,679
471,793	Toshiba Corp.(a)	790,135
57,525	Tosoh Corp.	277,692
6,624	TOTO Ltd.	215,407
18,696	Toyo Seikan Group Holdings Ltd.	338,182
4,191	Toyo Suisan Kaisha Ltd.	144,954
103,351	Toyobo Co. Ltd.	135,598
6,959	Toyoda Gosei Co. Ltd.	150,322
8,809	Toyota Industries Corp.	441,180
120,471	Toyota Motor Corp.	7,275,604
20,135	Toyota Tsusho Corp.	462,536

169,718	Ube Industries Ltd.	$329,458
5,638	Unicharm Corp.	110,713
35,481	UNY Group Holdings Co. Ltd.	227,260
13,050	West Japan Railway Co.	845,142
124,881	Yamada Denki Co. Ltd.	604,438
18,544	Yamaguchi Financial Group, Inc.	200,444
8,908	Yamaha Corp.	211,975
13,475	Yamaha Motor Co. Ltd.	269,342
19,201	Yamato Holdings Co. Ltd.	421,313
13,740	Yamazaki Baking Co. Ltd.	299,859
10,215	Yokohama Rubber Co. Ltd. (The)	153,106

		161,606,810

	Luxembourg - 0.2%
189,490	ArcelorMittal SA(b)	730,719
2,619	RTL Group SA	211,697
8,556	SES SA FDR, Class A	223,948
26,397	Tenaris SA	273,802

		1,440,166

	Netherlands - 4.1%
229,651	Aegon NV	1,302,175
12,532	Akzo Nobel NV	803,510
4,230	ASML Holding NV	388,249
24,103	Delta Lloyd NV	142,806
11,067	Fugro NV CVA(a)	163,801
1,933	Gemalto NV	116,438
4,954	Heineken Holding NV, Class A	380,907
7,510	Heineken NV	652,307
318,740	ING Groep NV CVA	3,675,038
71,964	Koninklijke Ahold NV	1,631,572
38,632	Koninklijke BAM Groep NV(a)	207,854
12,449	Koninklijke DSM NV	605,937
336,147	Koninklijke KPN NV	1,301,707
55,858	Koninklijke Philips NV	1,484,328
8,077	NN Group NV	273,409
45,874	PostNL NV(a)	166,734
5,994	Randstad Holding NV	327,267
4,278	Royal Boskalis Westminster NV	168,835
385,328	Royal Dutch Shell PLC, Class A	8,394,512
241,379	Royal Dutch Shell PLC, Class B	5,254,429
13,488	SBM Offshore NV(a)	178,100
37,806	TNT Express NV	322,090
11,593	Wolters Kluwer NV	394,193

		28,336,198

	New Zealand - 0.1%
43,939	Fletcher Building Ltd.	196,642
158,892	Spark New Zealand Ltd.	347,294

		543,936

	Norway - 0.8%
59,646	DNB ASA	719,659
10,477	Gjensidige Forsikring ASA	165,962
17,581	Marine Harvest ASA	238,139
80,445	Norsk Hydro ASA	268,798
52,945	Orkla ASA	426,752
43,576	Petroleum Geo-Services ASA	132,730
136,650	Statoil ASA	1,887,904
75,285	Storebrand ASA(a)	303,851
41,437	Telenor ASA	670,704
8,923	Yara International ASA	337,788

		5,152,287

	Portugal - 0.2%
2,449,735	Banco Comercial Portugues SA(a)	103,747
241,278	EDP-Energias de Portugal SA	842,480
29,001	Galp Energia SGPS SA	345,268
15,162	Jeronimo Martins SGPS SA	211,864

Schedule of Investments

328,986	Pharol SGPS SA(a)	$85,365

		1,588,724

	Russia - 0.0%
49,514	Evraz PLC(a)	44,295

	Singapore - 0.8%
83,172	Ascendas Real Estate Investment Trust REIT	135,393
118,242	CapitaLand Ltd.	257,737
104,250	CapitaLand Mall Trust REIT	145,615
23,045	City Developments Ltd.	113,500
82,824	ComfortDelGro Corp. Ltd.	165,908
79,474	DBS Group Holdings Ltd.	792,344
355,273	Hutchison Port Holdings Trust	170,179
5,441	Jardine Cycle & Carriage Ltd.	144,259
91,968	Keppel Corp. Ltd.	327,563
96,544	Oversea-Chinese Banking Corp. Ltd.	541,679
69,228	Sembcorp Industries Ltd.	123,296
62,605	Sembcorp Marine Ltd.	69,004
40,089	Singapore Airlines Ltd.	312,487
73,072	Singapore Press Holdings Ltd.	182,581
60,745	Singapore Technologies Engineering Ltd.	123,527
341,995	Singapore Telecommunications Ltd.	851,151
55,041	United Overseas Bank Ltd.	704,793
120,292	Wilmar International Ltd.	244,115

		5,405,131

	South Africa - 0.1%
25,272	Investec PLC	160,681
15,384	Mondi PLC	249,957

		410,638

	South Korea - 3.4%
13,227	BNK Financial Group, Inc.(a)	100,066
1,265	CJ Corp.(a)	313,211
3,830	Daelim Industrial Co. Ltd.(a)	252,198
11,981	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	42,308
7,608	Doosan Heavy Industries & Construction Co. Ltd.(a)	107,823
16,934	Doosan Infracore Co. Ltd.(a)	59,986
1,170	E-Mart, Inc.	160,987
5,287	GS Holdings Corp.	224,514
21,325	Hana Financial Group, Inc.	384,410
3,856	Hankook Tire Co. Ltd.(a)	150,548
6,008	Hanwha Corp.(a)	185,476
3,259	Hyosung Corp.(a)	298,006
5,638	Hyundai Engineering & Construction Co. Ltd.(a)	174,718
7,769	Hyundai Heavy Industries Co. Ltd.(a)	603,385
3,411	Hyundai Mobis Co. Ltd.(a)	739,656
15,220	Hyundai Motor Co.	1,705,994
5,731	Hyundai Steel Co.	236,195
26,008	Industrial Bank of Korea(a)	251,284
22,416	KB Financial Group, Inc.(a)	575,837
21,530	Kia Motors Corp.	822,538
22,398	Korea Electric Power Corp.(a)	986,527
5,759	Korea Gas Corp.(a)	180,647
377	Korea Zinc Co. Ltd.(a)	138,057
4,333	Korean Air Lines Co. Ltd.(a)	90,192
20,511	KT Corp.	467,619
5,423	KT&G Corp.	468,928
3,014	LG Chem Ltd.	750,041
5,580	LG Corp.(a)	346,517
19,650	LG Display Co. Ltd.	358,093
14,945	LG Electronics, Inc.	728,436
4,167	LG International Corp.	108,635

17,209	LG Uplus Corp.	$139,579
1,208	Lotte Chemical Corp.	279,513
1,054	Lotte Shopping Co. Ltd.(a)	210,085
1,929	OCI Co. Ltd.(a)	107,619
5,827	POSCO	867,562
3,616	Samsung Electro-Mechanics Co. Ltd.	168,146
5,331	Samsung Electronics Co. Ltd.	5,146,074
2,045	Samsung Fire & Marine Insurance Co. Ltd.	512,108
21,891	Samsung Heavy Industries Co. Ltd.(a)	193,542
4,137	Samsung Life Insurance Co. Ltd.	381,180
2,102	Samsung SDI Co. Ltd.	166,200
21,753	Shinhan Financial Group Co. Ltd.(a)	698,431
936	SK Holdings Co. Ltd.(a)	186,351
14,206	SK Hynix, Inc.	328,537
10,845	SK Innovation Co. Ltd.	1,199,747
24,461	SK Networks Co. Ltd.(a)	111,844
1,834	SK Telecom Co. Ltd.	321,305
4,661	S-Oil Corp.	306,960
42,302	Woori Bank	312,340

		23,649,955

	Spain - 3.9%
57,364	Abengoa SA, Class B	11,624
21,251	Abertis Infraestructuras SA	317,645
3,282	Acciona SA	251,335
19,419	ACS Actividades de Construccion y Servicios SA	495,602
8,698	Amadeus IT Holding SA, Class A	356,758
444,657	Banco Bilbao Vizcaya Argentaria SA	2,872,939
235,237	Banco de Sabadell SA	425,460
155,339	Banco Popular Espanol SA	418,667
1,582,028	Banco Santander SA	6,824,425
279,628	Bankia SA	277,609
28,350	Bankinter SA	197,231
160,560	CaixaBank SA	488,020
41,699	Distribuidora Internacional de Alimentacion SA	225,583
8,975	Enagas SA	261,236
45,274	Endesa SA	872,413
26,620	Ferrovial SA	585,852
17,612	Fomento de Construcciones y Contratas SA(a)	131,932
12,039	Gamesa Corp. Tecnologica SA	223,946
23,909	Gas Natural SDG SA	470,234
385,743	Iberdrola SA	2,714,574
13,165	Indra Sistemas SA(a)	130,076
20,756	Industria de Diseno Textil SA	680,210
110,989	Mapfre SA	248,341
4,046	Red Electrica Corp. SA	326,444
150,338	Repsol SA	1,563,895
487,133	Telefonica SA	5,166,708

		26,538,759

	Sweden - 2.0%
11,690	Alfa Laval AB	202,034
18,690	ASSA ABLOY AB, Class B	395,947
16,562	Atlas Copco AB, Class A	355,883
10,441	Atlas Copco AB, Class B	213,884
16,888	Boliden AB	234,844
12,046	Electrolux AB, Series B	261,291
7,659	Getinge AB, Class B	169,684
27,161	Hennes & Mauritz AB, Class B	889,260
4,685	Hexagon AB, Class B	155,627
17,667	Husqvarna AB, Class B	112,103
8,462	Industrivarden AB, Class A	146,215
7,162	Industrivarden AB, Class C	113,283
9,109	Meda AB, Class A	98,031

Schedule of Investments

326	NCC AB, Class A	$11,015
6,118	NCC AB, Class B	207,734
167,285	Nordea Bank AB	1,680,530
61,767	Sandvik AB	518,786
20,320	Securitas AB, Class B	300,136
69,553	Skandinaviska Enskilda Banken AB, Class A	671,323
23,955	Skanska AB, Class B	461,407
18,880	SKF AB, Class B	289,214
17,641	SSAB AB, Class A(a)	42,816
14,252	SSAB AB, Class B(a)(b)	30,110
30,179	Svenska Cellulosa AB (SCA), Class B	894,682
62,223	Svenska Handelsbanken AB, Class A	782,579
46,719	Swedbank AB, Class A	984,588
6,215	Swedish Match AB	221,243
28,768	Tele2 AB, Class B	238,600
145,299	Telefonaktiebolaget LM Ericsson, Class B	1,282,501
171,637	TeliaSonera AB	809,432
8,690	Trelleborg AB, Class B	150,623
101,265	Volvo AB, Class B	924,780

		13,850,185

	Switzerland - 5.7%
108,132	ABB Ltd.	1,871,976
1,190	Actelion Ltd.	157,361
8,837	Adecco SA	545,344
2,991	Aryzta AG	136,720
3,186	Baloise Holding AG	389,808
2	Chocoladefabriken Lindt & Sprungli AG	137,964
15	Chocoladefabriken Lindt & Sprungli AG-PC	87,906
10,962	Cie Financiere Richemont SA	711,980
14,572	Clariant AG	238,440
12,176	Coca-Cola HBC AG	248,400
128,045	Credit Suisse Group AG	2,259,733
717	Geberit AG	254,070
209	Givaudan SA	390,425
898,878	Glencore PLC	1,157,796
411	Helvetia Holding AG	214,847
5,873	Julius Baer Group Ltd.	249,166
1,829	Kuehne + Nagel International AG	242,371
12,895	LafargeHolcim Ltd.	547,032
1,807	Lonza Group AG	276,682
104,535	Nestle SA	7,697,421
62,590	Novartis AG	4,853,477
18,857	Roche Holding AG	4,904,416
514	Schindler Holding AG	79,488
1,071	Schindler Holding AG-PC	164,656
181	SGS SA	351,565
71	Sika AG	254,133
41,843	STMicroelectronics NV	275,638
1,187	Sulzer AG	108,224
1,361	Swatch Group AG (The)	90,300
901	Swatch Group AG (The)-BR	308,437
2,839	Swiss Life Holding AG	721,694
26,189	Swiss Re AG	2,431,694
1,128	Swisscom AG	560,776
3,172	Syngenta AG	1,167,410
136,219	UBS Group AG	2,248,426
11,533	Wolseley PLC	568,048
12,002	Zurich Insurance Group AG	2,657,787

		39,561,611

	United Kingdom - 15.9%
33,875	3i Group PLC	214,060
21,180	Aberdeen Asset Management PLC	74,240
8,493	Admiral Group PLC	214,828

7,294	Aggreko PLC	$89,207
19,169	Amec Foster Wheeler PLC	112,861
121,579	Anglo American PLC	483,889
8,476	Ashtead Group PLC	109,076
8,229	Associated British Foods PLC	369,781
62,348	AstraZeneca PLC	3,968,774
263,651	Aviva PLC	1,812,630
181,353	BAE Systems PLC	1,332,487
89,203	Balfour Beatty PLC(a)	318,689
1,323,397	Barclays PLC	3,518,627
23,967	Barratt Developments PLC	204,848
4,052	Berkeley Group Holdings PLC (The)	203,950
155,693	BG Group PLC	2,349,573
64,390	Booker Group PLC	152,381
2,172,693	BP PLC	11,719,342
63,964	British American Tobacco PLC	3,540,127
30,544	British Land Co. PLC (The) REIT	322,497
292,928	BT Group PLC	2,028,363
9,856	Bunzl PLC	262,560
8,413	Burberry Group PLC	142,609
173,216	Cable & Wireless Communications PLC	169,991
17,175	Capita PLC	288,123
39,364	Carillion PLC	154,290
514,035	Centrica PLC	1,502,526
109,615	CNH Industrial NV, Class A	685,751
40,832	Cobham PLC	147,916
56,298	Compass Group PLC	966,119
4,079	DCC PLC	314,603
112,972	Debenhams PLC	126,177
65,088	Diageo PLC	1,744,361
90,666	Direct Line Insurance Group PLC	483,818
35,647	Drax Group PLC	127,627
34,771	DS Smith PLC	181,310
6,784	easyJet PLC	149,250
130,975	Fiat Chrysler Automobiles NV	922,139
96,463	FirstGroup PLC(a)	127,710
89,129	G4S PLC	289,204
63,344	GKN PLC	251,281
231,943	GlaxoSmithKline PLC	4,756,699
12,277	Greene King PLC	153,907
28,339	Hammerson PLC REIT	235,843
65,292	Hays PLC	118,206
91,820	Home Retail Group PLC	178,047
1,413,193	HSBC Holdings PLC	9,922,344
27,174	ICAP PLC	187,058
9,334	IMI PLC	107,217
39,447	Imperial Tobacco Group PLC	2,127,640
24,727	Inchcape PLC	253,108
26,317	Informa PLC	238,528
13,249	Inmarsat PLC	207,748
6,948	InterContinental Hotels Group PLC	227,882
17,740	Intermediate Capital Group PLC	147,486
45,474	International Consolidated Airlines Group SA	350,027
4,433	Intertek Group PLC	178,935
35,641	Intu Properties PLC REIT	152,092
77,245	ITV PLC	293,642
217,510	J Sainsbury PLC	761,383
21,127	John Wood Group PLC	194,444
8,603	Johnson Matthey PLC	303,446
46,300	KAZ Minerals PLC(a)	75,698
152,077	Kingfisher PLC	708,539
77,464	Ladbrokes PLC	140,449
17,527	Lancashire Holdings Ltd.	155,109
30,771	Land Securities Group PLC REIT	480,637

Schedule of Investments

366,630	Legal & General Group PLC	$1,275,266
3,532,562	Lloyds Banking Group PLC	3,298,727
3,921	London Stock Exchange Group PLC	138,614
127,554	Man Group PLC	297,839
100,271	Marks & Spencer Group PLC	606,210
28,618	Meggitt PLC	148,581
6,162	Melrose Industries PLC	25,986
197,582	National Grid PLC	2,772,296
3,012	Next PLC	296,828
328,276	Old Mutual PLC	799,380
35,669	Pearson PLC	402,609
15,845	Pennon Group PLC	199,655
5,779	Persimmon PLC	167,644
18,538	Petrofac Ltd.	210,355
15,366	Phoenix Group Holdings	189,232
3,859	Provident Financial PLC	161,621
97,620	Prudential PLC	1,910,229
16,029	Reckitt Benckiser Group PLC	1,423,824
28,766	RELX NV	480,803
25,960	RELX PLC	455,205
71,998	Rentokil Initial PLC	160,552
43,990	Rexam PLC	375,100
24,179	Rio Tinto Ltd.	678,252
69,776	Rio Tinto PLC	1,708,469
71,511	Rolls-Royce Holdings PLC	568,278
184,280	Royal Bank of Scotland Group PLC(a)	664,981
44,174	Royal Mail PLC	289,254
86,489	RSA Insurance Group PLC	513,707
22,393	SABMiller PLC	1,328,549
35,374	Sage Group PLC (The)	313,030
66,625	Seadrill Ltd.(a)(b)	144,770
33,780	Segro PLC REIT	211,384
86,517	Serco Group PLC(a)	105,301
12,200	Severn Trent PLC	380,455
30,787	Sky PLC	475,010
20,285	Smith & Nephew PLC	336,386
19,943	Smiths Group PLC	268,642
78,114	SSE PLC	1,615,762
12,936	St. James’s Place PLC	176,901
189,330	Standard Chartered PLC	1,277,058
121,016	Standard Life PLC	628,841
26,846	Subsea 7 SA(a)	160,683
30,967	Tate & Lyle PLC	275,173
75,351	Taylor Wimpey PLC	206,706
1,021,145	Tesco PLC(a)	2,518,002
185,278	Thomas Cook Group PLC(a)	282,496
9,080	Travis Perkins PLC	236,186
47,582	Tullow Oil PLC(a)	118,857
49,897	Unilever NV CVA	2,222,745
39,143	Unilever PLC	1,715,016
30,638	United Utilities Group PLC	417,324
2,279,336	Vodafone Group PLC	7,258,584
7,897	Weir Group PLC (The)	97,397
3,379	Whitbread PLC	192,688
29,598	William Hill PLC	163,882
324,813	WM Morrison Supermarkets PLC	809,339
43,874	WPP PLC	950,620

		109,940,993

	United States - 0.3%
6,486	Carnival PLC	321,838
5,812	QIAGEN NV(a)	132,371
17,559	Sims Metal Management Ltd.	86,661
16,116	Thomson Reuters Corp.	600,091
62,490	Transocean Ltd.(b)	654,390

1,468	Valeant Pharmaceuticals International, Inc.(a)	$134,569

		1,929,920

	Total Common Stocks and Other Equity Interests (Cost $836,998,479)	689,900,129

	Rights - 0.0%
	Italy - 0.0%
42,340	Saipem SpA, expiring 02/11/16(a)(b) (Cost $727,215)	132,861

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $837,725,694)-100.0%	690,032,990

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.1%
7,652,765	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(c)(d) (Cost $7,652,765)	7,652,765

	Total Investments (Cost $845,378,459)(e)-101.1%	697,685,755
	Other assets less liabilities-(1.1)%	(7,451,217)

	Net Assets-100.0%	$690,234,538

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $864,361,604. The net unrealized depreciation was $166,675,849, which consisted of aggregate gross unrealized appreciation of $34,876,017 and aggregate gross unrealized depreciation of $201,551,866.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Albania - 0.0%
27,886	Bankers Petroleum Ltd.(a)	$17,636

	Australia - 5.3%
23,781	Abacus Property Group REIT	51,077
48,808	Adelaide Brighton Ltd.	164,699
54,846	ALS Ltd.	129,553
87,035	Alumina Ltd.	65,239
6,529	Ansell Ltd.	93,063
53,113	APN News & Media Ltd.(a)	19,657
48,310	Ardent Leisure Group REIT	71,120
14,838	Aristocrat Leisure Ltd.	108,548
490,496	Atlas Iron Ltd.(a)	5,630
174,966	AusNet Services	182,598
26,817	Automotive Holdings Group Ltd.	83,192
27,245	Aveo Group	57,705
59,421	AWE Ltd.(a)	22,337
158,135	Beach Energy Ltd.	43,228
10,242	Bega Cheese Ltd.	51,648
42,021	Bradken Ltd.(a)	13,173
8,857	Breville Group Ltd.	38,447
107,889	Broadspectrum Ltd.(a)	92,890
24,194	BWP Trust REIT	53,127
15,196	Cabcharge Australia Ltd.	33,658
37,064	Cardno Ltd.	24,778
7,311	carsales.com Ltd.	61,950
43,023	Challenger Ltd.	244,399
13,913	Charter Hall Group REIT	44,129
26,307	Charter Hall Retail REIT	77,085
249,116	Cleanaway Waste Management Ltd.(a)	129,939
2,421	Cochlear Ltd.	161,824
98,783	Cromwell Property Group REIT	69,772
58,821	CSR Ltd.	107,339
20,972	Dick Smith Holdings Ltd.	2,633
19,112	DuluxGroup Ltd.	88,141
240,712	Fairfax Media Ltd.	152,025
14,963	FlexiGroup Ltd.	30,279
4,187	Flight Centre Travel Group Ltd.	116,853
24,869	Genworth Mortgage Insurance Australia Ltd.	45,966
21,804	GrainCorp Ltd., Class A	131,864
10,227	GUD Holdings Ltd.	47,373
21,342	GWA Group Ltd.	30,628
44,262	Harvey Norman Holdings Ltd.	140,298
37,707	Healthscope Ltd.	59,335
44,651	Investa Office Fund REIT	124,026
5,445	InvoCare Ltd.	46,057
17,387	IOOF Holdings Ltd.	102,027
7,117	IRESS Ltd.	48,821
13,098	JB Hi-Fi Ltd.	218,427
6,278	M2 Group Ltd.	56,644
17,772	Mineral Resources Ltd.	47,272
65,239	MMA Offshore Ltd.	15,311

131,917	MMG Ltd.(a)	$24,225
20,827	Monadelphous Group Ltd.	93,044
353,165	Mount Gibson Iron Ltd.(a)	46,412
172,859	Myer Holdings Ltd.	128,817
23,353	Navitas Ltd.	77,276
13,757	NIB Holdings Ltd.	35,084
72,147	Nine Entertainment Co. Holdings Ltd.	85,054
19,097	Nufarm Ltd.	94,061
40,126	OceanaGold Corp.	82,405
30,952	Oil Search Ltd.	145,387
107,354	Orora Ltd.	167,840
12,196	Pact Group Holdings Ltd.	43,224
2,197	Perpetual Ltd.	64,889
6,377	Platinum Asset Management Ltd.	29,537
8,857	Premier Investments Ltd.	82,998
66,109	Primary Health Care Ltd.	116,721
28,737	Qube Holdings Ltd.	46,983
4,029	Ramsay Health Care Ltd.	173,868
11,518	Recall Holdings Ltd.	54,351
170,673	Resolute Mining Ltd.(a)	39,236
21,490	SAI Global Ltd.	62,397
7,934	SEEK Ltd.	81,915
20,134	Seven Group Holdings Ltd.	67,944
154,051	Seven West Media Ltd.	91,565
30,172	Shopping Centres Australasia Property Group REIT	45,816
94,225	Sigma Pharmaceuticals Ltd.	55,434
83,499	Southern Cross Media Group Ltd.	67,315
54,532	Spotless Group Holdings Ltd.	40,413
63,973	Star Entertainment Group Ltd. (The)	245,428
84,628	STW Communications Group Ltd.	46,027
11,653	Super Retail Group Ltd.	84,712
55,286	Sydney Airport	258,878
32,429	Ten Network Holdings Ltd.(a)	27,716
6,812	TPG Telecom Ltd.	48,898
57,180	Treasury Wine Estates Ltd.	370,227
50,591	UGL Ltd.(a)	79,701
75,677	Vicinity Centres REIT	157,108
8,558	Village Roadshow Ltd.	42,415
112,977	Virgin Australia Holdings Ltd.(a)	0
15,065	Western Areas Ltd.	20,405
96,453	Whitehaven Coal Ltd.(a)	28,524

		7,360,034

	Austria - 0.9%
1,044	ams AG	28,720
2,733	BUWOG AG	56,027
6,714	CA Immobilien Anlagen AG	114,785
4,735	Conwert Immobilien Invest SE(a)	67,126
892	Flughafen Wien AG	78,414
1,218	Lenzing AG	81,172
3,427	Oesterreichische Post AG	121,615
1,963	RHI AG	37,042
831	Schoeller-Bleckmann Oilfield Equipment AG	43,431
14,327	Telekom Austria AG	79,098
12,275	UNIQA Insurance Group AG	77,342
8,656	Verbund AG	104,480
4,760	Vienna Insurance Group AG Wiener Versicherung Gruppe	117,495
9,581	Wienerberger AG	146,607
2,484	Zumtobel AG	51,496

		1,204,850

	Belgium - 1.4%
1,394	Ackermans & van Haaren NV	180,382
1,016	Barco NV	63,730
1,346	Befimmo SA REIT	76,958

Schedule of Investments

6,981	Bekaert SA NV	$225,488
4,637	bpost SA	110,223
1,586	Cofinimmo SA REIT	172,335
534	Compagnie d’Entreprises CFE	54,650
2,282	D’Ieteren SA/NV	74,573
5,028	Econocom Group SA/NV	47,027
2,545	Elia System Operator SA/NV	122,545
3,647	Euronav SA	42,764
1,150	EVS Broadcast Equipment SA	36,765
1,556	Fagron	11,579
836	Gimv NV	40,251
7,533	Mobistar SA(a)	155,889
51,648	Nyrstar NV(a)	75,278
3,260	Ontex Group NV	120,731
3,763	Telenet Group Holding NV(a)	195,159
2,965	Tessenderlo Chemie NV(a)	78,422
536	Warehouses De Pauw SCA REIT	43,428

		1,928,177

	Cambodia - 0.0%
81,609	NagaCorp Ltd.	49,635

	Canada - 6.9%
10,754	Advantage Oil & Gas Ltd.(a)	58,460
14,252	Aecon Group, Inc.	146,951
27,415	AGF Management Ltd., Class B	91,757
17,301	Aimia, Inc.	115,074
12,314	Alamos Gold, Inc., Class A	39,989
9,127	Algonquin Power & Utilities Corp.	74,586
5,023	Allied Properties Real Estate Investment Trust REIT	118,860
15,339	Artis Real Estate Investment Trust REIT(b)	131,672
91,461	Athabasca Oil Corp.(a)(b)	96,189
4,438	ATS Automation Tooling Systems, Inc.(a)	33,555
70,604	B2Gold Corp.(a)	53,684
16,498	Bellatrix Exploration Ltd.(a)(b)	20,165
9,099	Birchcliff Energy Ltd.(a)	32,523
4,346	Black Diamond Group Ltd.	17,696
4,119	Boardwalk Real Estate Investment Trust REIT	128,904
2,069	Bonterra Energy Corp.	23,833
16,782	CAE, Inc.	174,468
11,633	Calfrac Well Services Ltd.(b)	11,986
16,063	Canaccord Genuity Group, Inc.	56,502
9,648	Canadian Apartment Properties REIT	205,061
9,768	Canadian Energy Services & Technology Corp.	27,140
5,156	Canadian Real Estate Investment Trust REIT	150,402
7,044	Canadian Western Bank(b)	114,926
5,250	Canfor Corp.(a)	58,460
9,229	Cascades, Inc.	68,992
1,177	CCL Industries, Inc., Class B	165,186
24,741	Centerra Gold, Inc.	112,167
13,032	Chartwell Retirement Residences	118,073
4,282	Cineplex, Inc.	148,794
787	Cogeco Communications, Inc.	35,372
1,380	Colliers International Group, Inc.	59,701
238	Constellation Software, Inc.	86,253
9,572	Corus Entertainment, Inc., Class B	66,183
14,260	Cott Corp.	145,615
20,237	Crew Energy, Inc.(a)	55,509
10,453	Detour Gold Corp.(a)	126,572
5,395	DH Corp.	120,647
2,436	Dollarama, Inc.	130,122
5,953	Dominion Diamond Corp.	63,242
2,018	Dorel Industries, Inc., Class B	39,507

4,678	Dream Unlimited Corp., Class A(a)	$24,566
6,842	Dundee Corp., Class A(a)	23,435
6,568	Element Financial Corp.	68,935
2,748	Emera, Inc.	87,229
6,060	Enerflex Ltd.	55,336
23,774	Ensign Energy Services, Inc.	112,007
15,623	Entertainment One Ltd.	33,128
18,633	Extendicare, Inc.(b)	121,815
7,522	First Capital Realty, Inc.	100,062
10,275	First Majestic Silver Corp.(a)(b)	30,666
1,380	FirstService Corp.	52,454
4,166	Franco-Nevada Corp.	183,633
5,326	Genworth MI Canada, Inc.(b)	91,703
6,062	Gildan Activewear, Inc.	152,320
3,425	Granite REIT	91,633
2,618	Great Canadian Gaming Corp.(a)	33,208
3,952	Home Capital Group, Inc.	80,767
15,461	HudBay Minerals, Inc.	30,323
10,339	Hudson’s Bay Co.	127,102
6,725	Innergex Renewable Energy, Inc.	56,008
12,062	InnVest REIT	44,142
4,184	Jean Coutu Group (PJC), Inc. (The), Class A	58,542
42,768	Just Energy Group, Inc.(b)	282,942
4,190	Laurentian Bank of Canada	142,024
2,371	Linamar Corp.	92,043
1,341	MacDonald Dettwiler & Associates Ltd.	82,952
10,345	Major Drilling Group International, Inc.	39,255
8,329	Manitoba Telecom Services, Inc.(b)	178,624
7,873	Maple Leaf Foods, Inc.	127,669
8,626	Martinrea International, Inc.	57,926
12,344	MEG Energy Corp.(a)	50,964
9,344	Mullen Group Ltd.(b)	99,731
17,727	Nevsun Resources Ltd.	47,994
58,222	New Gold, Inc.(a)	142,736
2,059	Norbord, Inc.	35,788
4,661	North West Co., Inc. (The)	101,119
7,969	Northland Power, Inc.	110,085
4,172	Northview Apartment Real Estate Investment Trust REIT	50,933
8,287	Nuvista Energy Ltd.(a)	26,500
2,178	Open Text Corp.	106,079
16,865	Pan American Silver Corp.(b)	111,455
9,450	Parkland Fuel Corp.(b)	149,078
4,208	Pason Systems, Inc.	53,615
5,720	Peyto Exploration & Development Corp.	122,468
40,084	Precision Drilling Corp.	135,868
14,954	Primero Mining Corp.(a)	37,086
8,293	Progressive Waste Solutions Ltd.	232,127
3,490	Ritchie Bros Auctioneers, Inc.	79,311
9,542	RONA, Inc.	83,401
9,693	Russel Metals, Inc.(b)	108,278
3,852	Secure Energy Services, Inc.	20,502
17,845	SEMAFO, Inc.(a)	44,383
4,518	ShawCor Ltd.	97,118
78,385	Sherritt International Corp.	38,991
1,018	Sierra Wireless, Inc.(a)	15,112
9,479	Silver Standard Resources, Inc.(a)	41,089
3,904	Stantec, Inc.	94,711
1,216	Stella-Jones, Inc.	36,577
17,547	Superior Plus Corp.	130,052
22,062	Surge Energy, Inc.(b)	34,647
1,247	TMX Group Ltd.	36,030
6,623	TORC Oil & Gas Ltd.	25,508
4,126	Toromont Industries Ltd.	83,444
5,875	Tourmaline Oil Corp.(a)	116,602

Schedule of Investments

8,290	Transcontinental, Inc., Class A	$108,629
7,991	TransForce, Inc.	119,247
40,673	Trican Well Service Ltd.(a)	48,845
9,074	Trilogy Energy Corp.(a)(b)	22,826
31,980	Trinidad Drilling Ltd.	44,541
34,894	Turquoise Hill Resources Ltd.(a)	72,652
15,296	Veresen, Inc.(b)	86,738
2,611	West Fraser Timber Co. Ltd.	89,337
3,532	Westshore Terminals Investment Corp.	32,904
7,305	Whitecap Resources, Inc.(b)	39,763
4,391	WSP Global, Inc.	125,622

		9,677,713

	China - 0.8%
18,318	AAC Technologies Holdings, Inc.	117,152
41,330	China Gold International Resources Corp. Ltd.(a)	57,564
491,494	China Huarong Energy Co. Ltd.(a)	13,471
188,536	China Travel International Investment Hong Kong Ltd.	64,184
228,399	FIH Mobile Ltd.	81,607
288,132	Honghua Group Ltd.(a)	13,270
30,459	Minth Group Ltd.	55,573
174,682	Parkson Retail Group Ltd.	20,174
2,245,870	Semiconductor Manufacturing International Corp.(a)	194,231
389,961	Shougang Fushan Resources Group Ltd.	41,729
275,087	Shui On Land Ltd.	66,780
94,571	Tingyi Cayman Islands Holding Corp.	108,402
67,164	Uni-President China Holdings Ltd.	43,419
220,297	Yangzijiang Shipbuilding Holdings Ltd.	145,279
96,512	Yingde Gases Group Co. Ltd.	36,726

		1,059,561

	Colombia - 0.1%
57,288	Gran Tierra Energy, Inc.(a)	130,270
8,054	Parex Resources, Inc.(a)	52,825

		183,095

	Denmark - 1.6%
6,699	Alm. Brand A/S	44,680
2,262	Chr. Hansen Holding A/S	138,238
1,974	Coloplast A/S, Class B	162,487
1,581	D/S Norden A/S(a)	21,045
5,574	DFDS A/S	198,630
4,558	GN Store Nord A/S	85,146
5,801	H. Lundbeck A/S(a)	189,488
2,297	Matas A/S	43,427
2,713	NKT Holding A/S	150,169
4,720	Novozymes A/S, Class B	196,581
2,665	Pandora A/S	355,468
573	Rockwool International A/S, Class B	86,673
1,579	Royal Unibrew A/S	66,304
1,171	SimCorp A/S	57,233
5,327	Sydbank A/S	155,331
4,177	Topdanmark A/S(a)	105,864
6,701	Tryg A/S	127,626
972	William Demant Holding A/S(a)	85,980

		2,270,370

	Faroe Islands - 0.0%
1,971	Bakkafrost P/F	65,356

	Finland - 1.5%
8,759	Amer Sports Oyj	239,595
4,952	Cargotec Oyj, Class B	157,575
6,964	Caverion Corp.	66,402
17,230	Citycon Oyj	41,054
3,293	Cramo Oyj	63,251
7,661	Huhtamaki Oyj	271,092

10,917	Kemira Oyj	$123,592
5,620	Konecranes Oyj	124,412
14,966	Metsa Board Oyj, Class B	99,912
23,221	Outokumpu Oyj(a)(b)	56,842
31,981	Outotec Oyj(b)	125,348
6,027	Ramirent Oyj	40,166
12,100	Sanoma Oyj	56,004
18,881	Sponda Oyj	77,203
5,712	Tieto Oyj	153,251
3,035	Uponor Oyj	47,028
14,011	Valmet Oyj	139,164
35,310	YIT Oyj	189,468

		2,071,359

	France - 3.6%
1,829	Aeroports de Paris	206,929
1,369	Alten SA	77,067
10,386	Altran Technologies SA	130,916
785	bioMerieux	98,936
34,147	Bollore SA	137,871
2,808	Bourbon SA(b)	36,461
6,132	Coface SA(a)	50,275
3,038	Dassault Systemes	235,191
25,553	Derichebourg SA(a)	81,294
3,831	Elior(c)	76,902
899	Eramet(a)(b)	19,518
10,012	Etablissements Maurel et Prom(a)(b)	30,105
669	Euler Hermes Group	57,286
997	Groupe Fnac SA(a)	57,177
16,108	Havas SA	128,630
536	Hermes International	182,282
639	Iliad SA	160,116
2,965	Imerys SA	183,442
1,047	Ingenico Group SA	123,598
1,993	Ipsen SA	114,780
4,589	Ipsos	94,005
3,614	JCDecaux SA	142,254
1,705	Korian SA	57,542
3,431	Mercialys SA REIT	70,125
9,423	Metropole Television SA	150,362
4,031	Nexity SA	182,259
719	Numericable-SFR SAS	28,536
2,117	Orpea	167,524
4,179	Plastic Omnium SA	137,156
5,197	Rallye SA(b)	79,644
1,570	Remy Cointreau SA	112,630
3,454	Rubis SCA	259,333
2,649	Saft Groupe SA	69,371
2,911	SEB SA	284,049
1,371	Societe BIC SA	223,264
11,378	Societe Television Francaise 1	128,596
5,295	Solocal Group(a)(b)	36,016
827	Sopra Steria Group	89,676
2,534	Tarkett SA	67,412
10,603	Ubisoft Entertainment SA(a)	291,530
1,727	Vicat SA	93,202
163	Virbac SA	29,957

		4,983,219

	Georgia - 0.0%
1,966	BGEO Group PLC	49,622

	Germany - 3.8%
3,493	Aareal Bank AG	95,364
7,760	Aixtron SE(a)(b)	27,869
5,554	alstria office REIT-AG REIT	69,282
3,342	Axel Springer SE	173,968
2,985	BayWa AG(b)	87,368

Schedule of Investments

921	Bechtle AG	$80,693
250	Biotest AG	4,104
821	Biotest AG (Preference Shares)	10,874
2,815	Deutsche EuroShop AG	120,026
16,633	Deutz AG	53,997
3,614	Dic Asset AG	35,052
427	Draegerwerk AG & Co. KGaA	26,202
782	Draegerwerk AG & Co. KGaA (Preference Shares)	52,307
2,034	Drillisch AG	83,520
574	Duerr AG	38,658
1,854	ElringKlinger AG	46,946
1,122	Fielmann AG	84,528
3,721	Fraport AG Frankfurt Airport Services Worldwide	225,191
1,565	FUCHS PETROLUB SE	55,399
3,118	FUCHS PETROLUB SE (Preference Shares)	127,664
2,280	Gerresheimer AG	160,860
1,470	Gerry Weber International AG(b)	19,604
2,408	Hamburger Hafen und Logistik AG, Class A	33,436
67,100	Heidelberger Druckmaschinen AG(a)(b)	133,222
2,134	Indus Holding AG	97,067
3,004	Jenoptik AG	40,353
1,481	Jungheinrich AG (Preference Shares)	117,936
654	Kabel Deutschland Holding AG	83,608
4,111	KION Group AG	202,608
945	Krones AG	101,441
893	KUKA AG	68,331
2,132	LEG Immobilien AG	172,051
3,384	Nordex SE(a)	109,109
1,676	Norma Group SE	84,007
1,010	Pfeiffer Vacuum Technology AG	92,348
259	Puma SE	52,332
120	Rational AG	53,842
2,152	Rheinmetall AG	153,755
6,945	RHOEN KLINIKUM AG	200,970
312	Sartorius AG (Preference Shares)	79,927
4,810	SGL Carbon SE(a)(b)	48,981
1,806	Sixt SE	83,708
2,235	Sixt SE (Preference Shares)	83,124
4,469	SMA Solar Technology AG(a)(b)	219,489
4,553	Software AG	153,269
6,924	STADA Arzneimittel AG	239,060
1,169	Stroeer SE(b)	68,974
6,822	TAG Immobilien AG(b)	80,144
39,251	Telefonica Deutschland Holding AG	193,798
3,045	United Internet AG	157,635
1,470	Vossloh AG(a)	84,335
1,557	Wacker Chemie AG	113,164
1,860	Wacker Neuson SE	26,328
3,704	Wincor Nixdorf AG(a)	186,697
1,568	Wirecard AG(b)	78,975

		5,373,500

	Gibraltar - 0.1%
56,955	Bwin.Party Digital Entertainment PLC	101,567

	Greece - 0.2%
9,722	Eurobank Ergasias SA(a)	7,900
3,080	FF Group	48,158
6,351	JUMBO SA(a)	67,109
9,797	Mytilineos Holdings SA	33,993
23,212	Public Power Corp. SA	87,698
2,164	Titan Cement Co. SA	41,630

		286,488

	Hong Kong - 2.6%
13,516	ASM Pacific Technology Ltd.	$97,909
154,315	Brightoil Petroleum Holdings Ltd.(a)	45,606
11,054	Cafe de Coral Holdings Ltd.	30,181
152,429	Champion REIT	71,193
12,796	Cheung Kong Infrastructure Holdings Ltd.	120,397
58,999	Chow Tai Fook Jewellery Group Ltd.	34,214
24,973	Dah Sing Banking Group Ltd.	39,354
7,879	Dah Sing Financial Holdings Ltd.	37,106
138,066	Esprit Holdings Ltd.	142,518
146,091	First Pacific Co. Ltd.	100,424
89,876	Fortune REIT	91,271
721,529	Global Brands Group Holding Ltd.(a)	110,096
12,279	Great Eagle Holdings Ltd.	34,266
1,660,377	G-Resources Group Ltd.	38,186
76,785	Hopewell Highway Infrastructure Ltd.	35,221
25,435	Hopewell Holdings Ltd.	77,126
143,405	Huabao International Holdings Ltd.	53,246
120,184	Hutchison Telecommunications Hong Kong Holdings Ltd.	37,679
45,816	Hysan Development Co. Ltd.	177,212
4,935	Jardine Strategic Holdings Ltd.	134,986
20,831	Johnson Electric Holdings Ltd.	61,618
131,436	Ju Teng International Holdings Ltd.	51,754
71,563	K Wah International Holdings Ltd.	25,209
36,210	Kerry Logistics Network Ltd.	49,872
29,134	Lifestyle International Holdings Ltd.	35,861
26,616	Luk Fook Holdings International Ltd.	49,392
115,427	NewOcean Energy Holdings Ltd.	39,316
60,984	NWS Holdings Ltd.	90,533
31,403	Orient Overseas International Ltd.	116,668
298,849	Pacific Basin Shipping Ltd.	54,349
43,241	Pacific Textile Holdings Ltd.	63,178
379,680	PCCW Ltd.	226,028
535,101	REXLot Holdings Ltd.	22,689
63,213	Sa Sa International Holdings Ltd.	17,295
96,955	Shangri-La Asia Ltd.	90,316
92,294	Shun Tak Holdings Ltd.	30,749
28,509	SmarTone Telecommunications Holding Ltd.	44,027
151,737	Sun Art Retail Group Ltd.	85,295
71,453	Sun Hung Kai & Co. Ltd.	42,044
53,313	Techtronic Industries Co. Ltd.	201,774
22,086	Television Broadcasts Ltd.	77,185
144,252	Truly International Holdings Ltd.	32,612
12,775	VTech Holdings Ltd.	128,642
189,642	WH Group Ltd.(a)(c)	108,394
228,569	Xinyi Glass Holdings Co. Ltd.	116,403
61,928	Yue Yuen Industrial Holdings Ltd.	212,849
85,932	Yuexiu Real Estate Investment Trust REIT	43,636

		3,625,879

	Ireland - 0.7%
29,512	C&C Group PLC	114,771
6,292	Glanbia PLC	119,860
19,525	Greencore Group PLC	108,043
18,876	James Hardie Industries PLC	215,178
7,661	Kingspan Group PLC	198,082
1,130	Paddy Power Betfair PLC	168,489
8,663	UDG Healthcare PLC	64,550

		988,973

	Israel - 0.9%
5,303	Alony Hetz Properties & Investments Ltd. REIT	37,963
2,175	Azrieli Group Ltd.	77,390
11,621	Cellcom Israel Ltd.(a)	75,814
4,645	Delek Automotive Systems Ltd.	41,823

Schedule of Investments

2,062	Elbit Systems Ltd.	$177,440
8,784	Gazit-Globe Ltd.	69,676
118,068	Israel Discount Bank Ltd., Class A(a)	194,783
33,888	Migdal Insurance & Financial Holding Ltd.	22,177
12,535	Mizrahi Tefahot Bank Ltd.	141,520
1,681	NICE Systems Ltd.	101,162
208,492	Oil Refineries Ltd.(a)	87,093
17,739	Partner Communications Co. Ltd.(a)	80,769
378	Paz Oil Co. Ltd.	59,162
18,332	Shufersal Ltd.(a)	58,151
3,001	Strauss Group Ltd.	41,961

		1,266,884

	Italy - 2.4%
5,683	ACEA SpA	84,368
11,389	Anima Holding SpA(c)	84,101
8,501	Ansaldo STS SpA	90,697
12,770	Astaldi SpA	64,691
11,280	Autogrill SpA(a)	95,771
2,599	Azimut Holding SpA	55,035
52,478	Banca Carige SpA(a)	41,298
3,260	Banca Generali SpA	88,602
45,343	Banca Popolare di Sondrio Scarl	173,463
119,123	Beni Stabili SpA REIT	80,179
1,681	Brembo SpA	68,799
2,050	Brunello Cucinelli SpA	34,321
9,631	Buzzi Unicem SpA	146,709
5,925	Cementir Holding SpA	31,726
35,226	CIR-Compagnie Industriali Riunite SpA(a)	34,098
6,713	Credito Emiliano SpA	44,821
165,464	Credito Valtellinese SC(a)	153,728
1,243	Danieli & C. Officine Meccaniche SpA	24,111
3,957	Danieli & C. Officine Meccaniche SpA-RSP	56,814
17,175	Davide Campari-Milano SpA	150,623
2,956	De’Longhi SpA	70,398
1,109	DiaSorin SpA	58,200
707	Ei Towers SpA	40,966
10,348	ERG SpA	129,062
86,790	Hera SpA	242,550
3,281	Interpump Group SpA	41,788
79,885	Iren SpA	117,652
3,337	MARR SpA	63,855
2,525	Moncler SpA	37,429
25,895	Parmalat SpA	67,191
20,487	Piaggio & C. SpA	43,122
21,510	Prada SpA	63,843
72,862	RCS MediaGroup SpA(a)	45,097
5,564	Recordati SpA	137,575
4,513	Safilo Group SpA(a)	48,595
37,439	Salini Impregilo SpA	145,382
1,559	Salvatore Ferragamo SpA	35,433
70,534	Saras SpA(a)	147,052
10,038	Societa Iniziative Autostradali e Servizi SpA	94,930
909	Tod’s SpA	71,603
13,197	Trevi Finanziaria SpA	22,048

		3,327,726

	Japan - 37.7%
38,413	77 Bank Ltd. (The)	177,846
1,116	ABC-Mart, Inc.	60,883
11,028	Accordia Golf Co. Ltd.	101,845
18,372	ACOM Co. Ltd.(a)	83,399
2,728	Adastria Co. Ltd.	164,329
9,690	ADEKA Corp.	132,177
6,864	Advantest Corp.(b)	63,941
2,262	AEON DELIGHT Co. Ltd.	74,695

7,629	AEON Financial Service Co. Ltd.	$175,327
8,511	AEON Mall Co. Ltd.	129,785
4,010	Aica Kogyo Co. Ltd.	76,619
22,296	Aichi Steel Corp.	86,009
3,985	Aida Engineering Ltd.	36,530
20,920	Aiful Corp.(a)	65,677
2,018	Ain Holdings, Inc.	91,078
6,174	Aisan Industry Co. Ltd.	59,006
15,707	Akebono Brake Industry Co. Ltd.(b)	32,323
3,614	Alpen Co. Ltd.	58,824
5,101	Alpine Electronics, Inc.	57,929
5,961	Amano Corp.	78,580
14,027	Anritsu Corp.	87,034
5,456	AOKI Holdings, Inc.	67,754
6,363	Aoyama Trading Co. Ltd.	253,273
2,163	Arcland Sakamoto Co. Ltd.	45,606
3,906	Arcs Co. Ltd.	79,068
5,571	Asahi Diamond Industrial Co. Ltd.	55,006
5,103	Asahi Holdings, Inc.	74,284
3,668	Asatsu-DK, Inc.	79,937
20,056	Ashikaga Holdings Co. Ltd.	67,562
7,934	ASICS Corp.	147,183
2,633	ASKUL Corp.	85,319
11,818	Autobacs Seven Co. Ltd.	206,712
4,477	Avex Group Holdings, Inc.	50,311
8,563	Awa Bank Ltd. (The)	47,193
6,380	Azbil Corp.	147,963
4,311	Bank of The Ryukyus Ltd.	55,726
15,256	Bic Camera, Inc.	136,960
5,912	Bunka Shutter Co. Ltd.	49,147
2,154	Calbee, Inc.	89,646
37,331	Calsonic Kansei Corp.	328,314
2,756	Canon Electronics, Inc.	40,226
7,168	Canon Marketing Japan, Inc.	129,984
4,372	Capcom Co. Ltd.	96,786
14,144	Casio Computer Co. Ltd.(b)	274,153
2,686	Cawachi Ltd.	45,147
34,208	Central Glass Co. Ltd.	183,524
4,455	Century Tokyo Leasing Corp.	164,807
3,505	Chiyoda Co. Ltd.	97,178
20,587	Chiyoda Corp.	150,267
2,179	Chudenko Corp.	46,966
14,142	Chugoku Bank Ltd. (The)	168,144
8,551	Chugoku Marine Paints Ltd.	59,484
30,219	Citizen Holdings Co. Ltd.	183,994
5,638	CKD Corp.	52,772
13,433	Clarion Co. Ltd.	46,577
10,315	CMK Corp.	27,371
6,011	Coca-Cola East Japan Co. Ltd.	97,232
12,630	Coca-Cola West Co. Ltd.	278,443
1,736	cocokara fine, Inc.	72,248
3,634	Colowide Co. Ltd.	50,781
13,899	COMSYS Holdings Corp.	203,809
450	Cosmos Pharmaceutical Corp.(b)	68,250
1,638	CyberAgent, Inc.	76,828
6,199	Daibiru Corp.	49,910
4,879	Daido Metal Co. Ltd.	39,926
9,920	Daifuku Co. Ltd.	165,215
12,635	Daihen Corp.	66,419
8,234	Daiho Corp.	39,156
45,433	Daikyo, Inc.	73,640
4,933	Daikyonishikawa Corp.	80,471
12,644	Daio Paper Corp.(b)	112,508
3,004	Daiseki Co. Ltd.	46,723
16,581	Daishi Bank Ltd. (The)	63,246
56,058	Daiwabo Holdings Co. Ltd.	105,082

Schedule of Investments

16,062	DCM Holdings Co. Ltd.	$116,132
16,409	DeNA Co. Ltd.	236,813
9,614	Denki Kogyo Co. Ltd.	38,667
1,008	DISCO Corp.	95,533
3,841	DMG Mori AG	153,252
7,605	DMG Mori Co. Ltd.	73,658
6,493	Don Quijote Holdings Co. Ltd.	220,237
2,956	Doshisha Co. Ltd.	58,899
4,172	Doutor Nichires Holdings Co. Ltd.	63,535
28,249	Dowa Holdings Co. Ltd.	191,759
2,387	DTS Corp.	49,640
8,564	Duskin Co. Ltd.	152,690
1,592	DyDo Drinco, Inc.	71,888
31,333	Dynam Japan Holdings Co. Ltd.	35,848
2,189	Eagle Industry Co. Ltd.	36,959
1,711	Earth Chemical Co. Ltd.	65,447
26,567	EDION Corp.(b)	199,998
3,037	EIZO Corp.	72,272
5,268	EXEDY Corp.	122,914
3,551	Ezaki Glico Co. Ltd.	193,942
5,452	F.C.C. Co. Ltd.	121,062
4,536	FamilyMart Co. Ltd.	212,280
3,620	Fancl Corp.	47,618
3,187	Foster Electric Co. Ltd.	68,809
2,359	FP Corp.	86,003
5,872	Fuji Machine Manufacturing Co. Ltd.	56,458
7,646	Fuji Media Holdings, Inc.	86,428
7,089	Fuji Oil Holdings, Inc.	116,409
2,263	Fuji Seal International, Inc.	68,466
2,409	Fuji Soft, Inc.	54,404
1,439	Fujimori Kogyo Co. Ltd.	34,473
8,185	Fujitec Co. Ltd.	77,024
6,592	Fujitsu General Ltd.	88,617
6,860	Fukuda Corp.	60,027
13,954	Fukuyama Transporting Co. Ltd.(b)	68,986
5,607	Funai Electric Co. Ltd.(b)	40,233
40,141	Furukawa Co. Ltd.	70,992
4,660	Futaba Corp.	58,953
12,056	Futaba Industrial Co. Ltd.	50,516
2,621	Fuyo General Lease Co. Ltd.	128,783
7,255	Geo Holdings Corp.	111,965
6,299	Glory Ltd.	200,854
32,090	Godo Steel Ltd.	60,536
17,070	Gree, Inc.	75,133
46,711	GS Yuasa Corp.	162,799
5,474	Gulliver International Co. Ltd.(b)	59,641
21,008	Gunze Ltd.	59,117
11,516	H2O Retailing Corp.	196,874
5,233	Hamamatsu Photonics K.K.	130,059
42,909	Hanwa Co. Ltd.	179,415
4,802	Happinet Corp.	42,565
24,117	Haseko Corp.	252,564
16,774	Hazama Ando Corp.	82,145
3,886	Heiwa Corp.	75,834
4,664	Heiwa Real Estate Co. Ltd.	48,305
4,544	Heiwado Co. Ltd.	92,653
1,280	Hikari Tsushin, Inc.	84,694
1,609	Hirose Electric Co. Ltd.	182,580
3,037	HIS Co. Ltd.	89,918
5,845	Hisamitsu Pharmaceutical Co., Inc.	263,711
5,206	Hitachi Capital Corp.	128,261
11,350	Hitachi Chemical Co. Ltd.	198,933
6,007	Hitachi High-Technologies Corp.	170,589
6,186	Hitachi Koki Co. Ltd.	39,139
3,881	Hitachi Kokusai Electric, Inc.	46,891
4,066	Hitachi Maxell Ltd.	59,572

14,117	Hitachi Metals Ltd.	$159,360
8,058	Hitachi Transport System Ltd.	131,453
29,157	Hitachi Zosen Corp.	149,377
1,137	Hogy Medical Co. Ltd.	56,510
14,441	Hokkoku Bank Ltd. (The)	40,351
26,570	Hokuetsu Kishu Paper Co. Ltd.	161,234
1,895	Hokuto Corp.	36,274
3,160	Horiba Ltd.	112,183
2,262	Hoshizaki Electric Co. Ltd.	157,806
12,393	Hosiden Corp.	58,889
7,593	House Foods Group, Inc.	150,696
5,710	Hulic Co. Ltd.	49,107
13,855	Hyakugo Bank Ltd. (The)	58,612
12,972	Hyakujushi Bank Ltd. (The)	41,829
4,235	IBJ Leasing Co. Ltd.	81,345
10,496	Iino Kaiun Kaisha Ltd.	39,143
2,612	Inaba Denki Sangyo Co. Ltd.	81,848
3,947	Inabata & Co. Ltd.	37,780
2,581	Internet Initiative Japan, Inc.	48,790
43,306	Iseki & Co. Ltd.(b)	59,463
85,345	Ishihara Sangyo Kaisha Ltd.(a)	64,374
12,911	IT Holdings Corp.	284,846
7,744	Ito EN Ltd.	209,069
6,336	Itochu Enex Co. Ltd.	48,524
5,936	ITOCHU Techno-Solutions Corp.	95,994
20,387	Itoham Foods, Inc.	117,178
8,101	Itoki Corp.	54,758
4,225	Izumi Co. Ltd.	164,908
9,070	J Trust Co. Ltd.	64,114
22,678	Jaccs Co. Ltd.	76,695
1,735	JAFCO Co. Ltd.	56,068
1,707	Japan Airport Terminal Co. Ltd.(b)	68,263
3,745	Japan Aviation Electronics Industry Ltd.	37,668
13,832	Japan Exchange Group, Inc.	196,197
5,339	Japan Petroleum Exploration Co. Ltd.	137,633
13,986	Japan Securities Finance Co. Ltd.	64,142
56,062	Japan Steel Works Ltd. (The)	179,073
8,234	Jeol Ltd.	46,481
11,709	J-Oil Mills, Inc.	33,717
2,189	Joyful Honda Co. Ltd.	42,544
22,538	Juroku Bank Ltd. (The)	80,732
46,157	JVC KENWOOD Corp.	107,887
7,186	Kagome Co. Ltd.(b)	124,250
1,584	Kaken Pharmaceutical Co. Ltd.	104,442
23,331	Kamigumi Co. Ltd.	210,524
2,381	Kanamoto Co. Ltd.	58,276
23,367	Kandenko Co. Ltd.	143,811
46,720	Kanematsu Corp.	74,308
12,439	Kansai Paint Co. Ltd.	173,538
5,488	Kasai Kogyo Co. Ltd.	71,488
5,782	Kato Works Co. Ltd.	21,582
37,464	Keihan Electric Railway Co. Ltd.	235,882
7,947	Keihin Corp.	124,933
16,720	Keisei Electric Railway Co. Ltd.	222,404
19,394	Keiyo Bank Ltd. (The)	83,828
10,675	Kenedix, Inc.	43,516
10,250	Kewpie Corp.	224,629
15,123	Kinden Corp.	187,261
3,813	Kintetsu World Express, Inc.	62,242
11,007	Kinugawa Rubber Industrial Co. Ltd.	57,487
2,756	Kissei Pharmaceutical Co. Ltd.	62,994
12,876	Kitz Corp.	57,742
4,207	Kiyo Bank Ltd. (The)	54,264
1,872	Kobayashi Pharmaceutical Co. Ltd.	159,471
3,401	Koei Tecmo Holdings Co. Ltd.	50,763
6,950	Kohnan Shoji Co. Ltd.	99,960

Schedule of Investments

7,194	Kokuyo Co. Ltd.	$77,079
5,208	Komeri Co. Ltd.	103,842
6,044	Komori Corp.	67,985
10,440	Konami Holdings Corp.	242,214
5,945	Konoike Transport Co. Ltd.	74,196
1,705	Kose Corp.	158,803
40,169	Kumagai Gumi Co. Ltd.	119,019
26,817	KUREHA Corp.	94,495
6,384	Kuroda Electric Co. Ltd.	102,869
38,750	KYB Corp.	111,445
3,307	Kyoei Steel Ltd.	57,625
4,159	Kyokuto Kaihatsu Kogyo Co. Ltd.	40,965
2,351	Kyokuto Securities Co. Ltd.(b)	27,208
5,583	KYORIN Holdings, Inc.	103,156
946	Kyoritsu Maintenance Co. Ltd.	71,216
15,871	Kyowa Exeo Corp.	163,280
6,701	Kyudenko Corp.	133,643
10,876	Kyushu Financial Group, Inc.(a)	66,838
41,391	Leopalace21 Corp.(a)	228,702
5,692	Lintec Corp.	115,450
24,370	Lion Corp.	225,922
2,289	Mabuchi Motor Co. Ltd.	123,751
15,277	Maeda Corp.(b)	95,031
8,293	Maeda Road Construction Co. Ltd.	130,941
8,782	Makino Milling Machine Co. Ltd.	57,642
1,706	Mandom Corp.	69,826
13,751	Marudai Food Co. Ltd.	51,470
4,935	Maruha Nichiro Corp.	93,990
6,590	Maruichi Steel Tube Ltd.	186,931
4,911	Matsui Securities Co. Ltd.	42,573
5,793	Matsumotokiyoshi Holdings Co. Ltd.	271,277
5,551	Megmilk Snow Brand Co. Ltd.	144,669
32,592	Meidensha Corp.	126,376
1,858	Meitec Corp.	62,810
14,671	Minebea Co. Ltd.	114,181
2,647	Ministop Co. Ltd.	46,893
4,697	Miraca Holdings, Inc.	193,293
9,953	Mirait Holdings Corp.	77,774
8,529	Misawa Homes Co. Ltd.	59,133
11,066	MISUMI Group, Inc.	135,548
4,711	Mitsuba Corp.	65,279
12,264	Mitsubishi Logistics Corp.	167,965
58,123	Mitsubishi Paper Mills Ltd.(a)	40,108
18,832	Mitsubishi Steel Manufacturing Co. Ltd.	33,369
47,059	Mitsubishi UFJ Lease & Finance Co. Ltd.	233,321
19,293	Mitsui-Soko Holdings Co. Ltd.	52,991
14,449	Mitsumi Electric Co. Ltd.(b)	68,699
4,967	Miura Co. Ltd.	66,307
1,124	Mochida Pharmaceutical Co. Ltd.	86,909
2,875	Modec, Inc.(b)	34,004
14,088	Monex Group, Inc.	35,873
27,089	Morinaga & Co. Ltd.	148,749
33,160	Morinaga Milk Industry Co. Ltd.	151,411
1,960	MOS Food Services, Inc.	54,580
3,642	Musashi Seimitsu Industry Co. Ltd.	73,895
1,804	Musashino Bank Ltd. (The)	56,902
6,911	Nabtesco Corp.	119,325
16,707	Nachi-Fujikoshi Corp.	64,661
9,067	Nagase & Co. Ltd.	108,430
7,847	Namura Shipbuilding Co. Ltd.	57,193
47,955	Nankai Electric Railway Co. Ltd.	282,832
4,471	NEC Networks & System Integration Corp.	73,765
15,815	NET One Systems Co. Ltd.	89,274
8,305	Nexon Co. Ltd.	135,574
14,622	Nichias Corp.	89,883
8,729	Nichicon Corp.	60,263

3,929	Nichiha Corp.	$56,790
8,636	Nichii Gakkan Co.(b)	61,746
3,063	Nichi-iko Pharmaceutical Co. Ltd.	70,380
3,414	Nifco, Inc.	165,573
4,333	Nihon Kohden Corp.	97,621
6,336	Nihon Parkerizing Co. Ltd.	60,073
9,014	Nihon Unisys Ltd.(b)	95,961
8,400	Nikkiso Co. Ltd.	55,450
6,790	Nikkon Holdings Co. Ltd.	123,067
8,642	Nippo Corp.	129,363
22,182	Nippon Chemi-Con Corp.	34,530
17,856	Nippon Denko Co. Ltd.(a)	28,791
3,975	Nippon Densetsu Kogyo Co. Ltd.	78,168
10,490	Nippon Flour Mills Co. Ltd.	76,409
2,482	Nippon Gas Co. Ltd.	55,524
15,177	Nippon Kayaku Co. Ltd.	162,208
10,262	Nippon Koei Co. Ltd.	36,523
141,511	Nippon Light Metal Holdings Co. Ltd.	244,127
3,624	Nippon Paint Holdings Co. Ltd.	69,114
10,532	Nippon Road Co. Ltd. (The)	49,175
3,271	Nippon Seiki Co. Ltd.	71,848
2,064	Nippon Shinyaku Co. Ltd.	71,845
3,380	Nippon Shokubai Co. Ltd.	220,878
6,915	Nippon Signal Co. Ltd.	66,406
16,262	Nippon Soda Co. Ltd.	87,643
26,337	Nippon Steel & Sumikin Bussan Corp.	85,399
71,920	Nippon Suisan Kaisha Ltd.	377,254
8,099	Nippon Synthetic Chemical Industry Co. Ltd. (The)	56,443
5,131	Nippon Television Holdings, Inc.	95,386
32,580	Nippon Yakin Kogyo Co. Ltd.(a)(b)	33,597
17,681	Nipro Corp.	176,593
39,224	Nishimatsu Construction Co. Ltd.	141,995
25,129	Nishi-Nippon Railroad Co. Ltd.	157,147
1,697	Nishio Rent All Co. Ltd.	44,455
9,696	Nissan Chemical Industries Ltd.	224,338
3,618	Nissan Shatai Co. Ltd.	35,098
2,986	Nissha Printing Co. Ltd.	53,969
22,158	Nisshin Oillio Group Ltd. (The)	92,907
5,609	Nissin Kogyo Co. Ltd.	78,258
1,372	Nitta Corp.	35,251
14,134	Nitto Boseki Co. Ltd.	42,709
2,410	Nitto Kogyo Corp.	39,822
16,256	NOF Corp.	115,068
7,072	Nomura Research Institute Ltd.	256,787
5,801	Noritz Corp.	89,799
24,653	North Pacific Bank Ltd.	75,490
2,965	NS Solutions Corp.	66,963
11,955	NS United Kaiun Kaisha Ltd.	18,366
2,536	NSD Co. Ltd.	36,861
8,220	NTT Urban Development Corp.	80,616
2,637	OBIC Co. Ltd.	136,593
27,340	Ogaki Kyoritsu Bank Ltd. (The)	95,985
1,630	Oiles Corp.	24,241
4,548	Okabe Co. Ltd.	33,089
5,613	Okamura Corp.	51,052
16,319	Okasan Securities Group, Inc.	91,106
94,078	Oki Electric Industry Co. Ltd.	104,352
2,984	Okinawa Electric Power Co., Inc. (The)	72,622
11,239	OKUMA Corp.	85,577
21,229	Okumura Corp.	111,708
26,089	Onward Holdings Co. Ltd.	163,536
2,482	Oracle Corp. Japan	112,398
81,634	Orient Corp.(a)	154,062
4,209	OSG Corp.	69,711
4,477	Otsuka Corp.	222,732

Schedule of Investments

6,704	Pacific Industrial Co. Ltd.	$68,777
24,477	Pacific Metals Co. Ltd.(a)(b)	60,442
9,725	PanaHome Corp.	71,037
2,127	Paramount Bed Holdings Co. Ltd.	73,268
6,718	Park24 Co. Ltd.	187,868
42,614	Penta-Ocean Construction Co. Ltd.	170,761
3,002	Pigeon Corp.	64,206
1,598	Pilot Corp.	60,389
946	Piolax, Inc.	49,059
109,856	Pioneer Corp.(a)	256,346
2,792	Plenus Co. Ltd.	43,092
1,392	Pola Orbis Holdings, Inc.	95,594
18,529	Press Kogyo Co. Ltd.	75,170
30,748	Prima Meat Packers Ltd.	82,620
4,671	Raito Kogyo Co. Ltd.	40,802
4,683	Relia, Inc.	40,961
594	Relo Holdings, Inc.	71,086
47,830	Rengo Co. Ltd.	205,569
3,071	Resorttrust, Inc.	77,360
1,465	Ricoh Leasing Co. Ltd.	45,797
2,647	Rinnai Corp.	243,780
3,062	Riso Kagaku Corp.	42,222
9,009	Rohto Pharmaceutical Co. Ltd.	168,545
14,370	Round One Corp.	70,213
2,944	Royal Holdings Co. Ltd.	54,570
21,470	Ryobi Ltd.	88,414
1,237	Ryohin Keikaku Co. Ltd.	262,243
2,163	Ryosan Co. Ltd.	58,569
2,837	Saizeriya Co. Ltd.	59,852
13,120	Sakai Chemical Industry Co. Ltd.	40,694
5,781	SAKATA INX Corp.	54,884
2,426	Sakata Seed Corp.	59,338
1,685	San-A Co. Ltd.	77,565
21,497	Sanden Holdings Corp.	58,728
6,983	Sangetsu Co. Ltd.	119,875
11,027	San-in Godo Bank Ltd. (The)	79,578
11,735	Sanken Electric Co. Ltd.	37,538
5,350	Sankyo Tateyama, Inc.	64,294
49,919	Sankyu, Inc.	246,659
2,827	Sanrio Co. Ltd.(b)	65,552
22,142	Sanwa Holdings Corp.	157,466
8,046	Sanyo Chemical Industries Ltd.	62,165
5,782	Sanyo Denki Co. Ltd.	30,096
18,159	Sanyo Shokai Ltd.(b)	45,874
22,031	Sanyo Special Steel Co. Ltd.	107,369
2,058	Sato Holdings Corp.	42,502
1,839	Sawai Pharmaceutical Co. Ltd.	127,674
16,182	SCREEN Holdings Co. Ltd.	125,641
2,835	SCSK Corp.	124,189
6,810	Seibu Holdings, Inc.	136,529
2,351	Seikagaku Corp.	34,039
18,976	Seiko Holdings Corp.	90,400
5,258	Seiren Co. Ltd.	54,773
17,740	Senko Co. Ltd.	113,930
18,363	Senshu Ikeda Holdings, Inc.	75,059
29,016	Seven Bank Ltd.	123,206
11,862	Shiga Bank Ltd. (The)	52,866
3,182	Shima Seiki Manufacturing Ltd.	49,318
21,097	Shimadzu Corp.	327,425
9,614	Shindengen Electric Manufacturing Co. Ltd.	34,647
10,329	Shinko Electric Industries Co. Ltd.	62,947
8,133	Shinmaywa Industries Ltd.	65,564
4,455	Ship Healthcare Holdings, Inc.	106,616
797	SHO-BOND Holdings Co. Ltd.	27,491
6,428	Shochiku Co. Ltd.	56,220

9,207	Showa Corp.	$81,327
2,482	SIIX Corp.	71,662
20,611	Sinfonia Technology Co. Ltd.	29,624
22,184	SKY Perfect JSAT Holdings, Inc.	125,743
4,122	Sodick Co. Ltd.	27,052
5,213	Sohgo Security Services Co. Ltd.	254,594
37,322	Sotetsu Holdings, Inc.	217,720
5,108	Square Enix Holdings Co. Ltd.	122,748
3,062	Star Micronics Co. Ltd.	33,475
3,684	Starts Corp., Inc.	72,225
2,939	Sugi Holdings Co. Ltd.	151,847
28,200	Sumitomo Bakelite Co. Ltd.	107,530
17,177	Sumitomo Dainippon Pharma Co. Ltd.(b)	191,570
17,302	Sumitomo Forestry Co. Ltd.	220,818
91,838	Sumitomo Mitsui Construction Co. Ltd.(b)	75,331
61,192	Sumitomo Osaka Cement Co. Ltd.	249,095
9,266	Sumitomo Riko Co. Ltd.	84,753
5,488	Sumitomo Seika Chemicals Co. Ltd.	31,746
16,446	Sumitomo Warehouse Co. Ltd. (The)	85,264
2,503	Sundrug Co. Ltd.	165,864
8,394	Suruga Bank Ltd.	152,045
62,774	SWCC Showa Holdings Co. Ltd.(a)	32,483
2,973	Sysmex Corp.	191,259
6,572	Tachi-S Co. Ltd.	100,423
8,222	Tadano Ltd.	82,431
4,627	Taihei Dengyo Kaisha Ltd.	48,416
4,308	Taikisha Ltd.	92,723
1,241	Taiyo Holdings Co. Ltd.	41,702
12,442	Taiyo Nippon Sanso Corp.	112,293
13,349	Taiyo Yuden Co. Ltd.	153,973
19,958	Takara Holdings, Inc.	149,534
7,076	Takara Standard Co. Ltd.	50,048
8,775	Takasago Thermal Engineering Co. Ltd.	117,127
10,379	Takata Corp.(a)(b)	57,028
7,371	Takuma Co. Ltd.	56,933
2,020	Tamron Co. Ltd.	28,808
11,007	Tamura Corp.	28,881
12,041	Tekken Corp.	29,200
8,250	Temp Holdings Co. Ltd.	122,047
5,689	T-Gaia Corp.	61,740
8,108	THK Co. Ltd.	129,351
31,987	Toa Corp.	83,363
11,099	Toagosei Co. Ltd.	92,574
42,056	Toda Corp.	202,125
8,741	Toei Co. Ltd.	82,338
6,792	Toho Co. Ltd.	177,372
40,893	Toho Gas Co. Ltd.	268,267
13,312	Toho Holdings Co. Ltd.(b)	309,760
25,276	Toho Zinc Co. Ltd.(b)	51,118
37,786	Tokai Carbon Co. Ltd.	103,045
7,252	Tokai Rika Co. Ltd.	177,754
17,851	Tokai Tokyo Financial Holdings, Inc.	100,404
946	Token Corp.	71,206
5,779	Tokyo Broadcasting System Holdings, Inc.	87,887
18,759	Tokyo Dome Corp.	89,866
2,982	Tokyo Ohka Kogyo Co. Ltd.	93,331
2,613	Tokyo Seimitsu Co. Ltd.	56,060
8,202	Tokyo Steel Manufacturing Co. Ltd.	57,596
14,922	Tokyo Tatemono Co. Ltd.	160,523
12,877	Tokyu Construction Co. Ltd.	87,093
13,081	Tomy Co. Ltd.	81,595
2,480	Topcon Corp.	34,848
6,311	Toppan Forms Co. Ltd.	75,765
3,070	Topre Corp.	67,931
28,123	Topy Industries Ltd.	56,129
15,466	Toshiba Machine Co. Ltd.	47,424

Schedule of Investments

3,271	Toshiba Plant Systems & Services Corp.	$38,204
19,106	Toshiba TEC Corp.	61,378
2,516	Totetsu Kogyo Co. Ltd.	60,960
686	Towa Pharmaceutical Co. Ltd.	38,265
9,819	Toyo Construction Co. Ltd.	43,993
27,580	Toyo Engineering Corp.(a)	68,582
31,752	Toyo Ink SC Holdings Co. Ltd.	119,560
7,955	Toyo Tire & Rubber Co. Ltd.	170,963
14,216	Toyota Boshoku Corp.	288,747
2,720	TPR Co. Ltd.	72,123
2,762	transcosmos, Inc.	68,234
6,697	Trend Micro, Inc.(a)	281,069
2,188	Trusco Nakayama Corp.	78,117
6,769	TS Tech Co. Ltd.	167,748
11,658	TSI Holdings Co. Ltd.	83,622
15,866	Tsubakimoto Chain Co.	113,393
6,585	Tsumura & Co.	179,822
2,380	Tsuruha Holdings, Inc.	196,488
3,422	TV Asahi Corp.	62,571
1,342	TV TOKYO Holdings Corp.	24,701
37,650	UACJ Corp.	82,725
2,611	UKC Holdings Corp.	54,859
6,578	Ulvac, Inc.	167,442
7,548	Unipres Corp.	159,597
1,692	United Arrows Ltd.	81,977
5,619	United Super Markets Holdings, Inc.	51,618
239,560	Unitika Ltd.(a)	100,206
13,326	Ushio, Inc.	173,097
8,003	USS Co. Ltd.	122,681
6,277	Valor Co. Ltd.	135,903
13,460	Wacoal Holdings Corp.	158,143
9,647	Wacom Co. Ltd.(b)	36,863
5,108	Wakita & Co. Ltd.	38,135
2,605	Warabeya Nichiyo Co. Ltd.	54,893
3,985	WATAMI Co. Ltd.(a)(b)	27,917
1,586	Welcia Holdings Co. Ltd.	85,533
4,082	XEBIO Holdings Co. Ltd.	72,200
55,049	Yahoo! Japan Corp.	210,871
3,382	Yakult Honsha Co. Ltd.	155,415
4,116	Yamabiko Corp.	29,257
4,462	Yamato Kogyo Co. Ltd.	105,561
2,164	Yaoko Co. Ltd.	90,551
15,000	Yaskawa Electric Corp.	167,701
3,993	Yokogawa Bridge Holdings Corp.	36,207
20,756	Yokogawa Electric Corp.	233,069
3,513	Yorozu Corp.	74,975
8,665	Yoshinoya Holdings Co. Ltd.	105,026
3,285	Yuasa Trading Co. Ltd.	73,776
15,531	Zensho Holdings Co. Ltd.	189,742
22,652	Zeon Corp.	152,934
3,349	ZERIA Pharmaceutical Co. Ltd.	39,543

		52,710,206

	Jersey Island - 0.2%
95,424	Centamin PLC	91,841
3,086	Randgold Resources Ltd.	217,430

		309,271

	Jordan - 0.1%
2,464	Hikma Pharmaceuticals PLC	70,814

	Luxembourg - 0.2%
6,185	APERAM SA(a)	193,670
201	Eurofins Scientific SE	66,056
17,428	L’Occitane International SA	30,491

		290,217

	Macau - 0.1%
40,217	MGM China Holdings Ltd.	48,485

60,457	Wynn Macau Ltd.	$65,651

		114,136

	Mexico - 0.1%
12,837	Fresnillo PLC	132,152

	Netherlands - 1.5%
6,184	Aalberts Industries NV	195,740
1,500	Altice NV, Class A(a)	21,644
491	Altice NV, Class B(a)	7,291
4,644	Arcadis NV	62,264
3,129	ASM International NV	124,989
8,738	BinckBank NV	69,489
1,970	Brunel International NV	33,197
8,275	Corbion NV	184,388
3,368	Eurocommercial Properties NV CVA	147,466
4,778	Euronext NV(c)	231,773
3,521	Koninklijke Ten Cate NV	99,267
3,702	Koninklijke Vopak NV	160,847
9,561	NSI NV REIT	38,816
5,629	OCI NV(a)	102,239
2,857	TKH Group NV CVA	106,377
10,385	TomTom NV(a)	107,945
9,073	USG People NV	169,082
2,171	Vastned Retail NV REIT	94,670
2,452	Wereldhave NV REIT	133,741

		2,091,225

	New Zealand - 0.8%
51,575	Air New Zealand Ltd.	98,732
44,915	Auckland International Airport Ltd.	162,197
40,413	Chorus Ltd.(a)	98,577
20,997	Contact Energy Ltd.	62,662
17,291	Fisher & Paykel Healthcare Corp. Ltd.	97,196
36,455	Genesis Energy Ltd.	44,934
20,499	Infratil Ltd.	41,218
38,711	Kiwi Property Group Ltd.	34,368
59,372	Mighty River Power Ltd.	102,205
9,957	Ryman Healthcare Ltd.	51,950
36,351	Sky Network Television Ltd.	107,749
49,821	SKYCITY Entertainment Group Ltd.	151,540
15,835	Trade Me Ltd.	41,287
13,884	Z Energy Ltd.	60,599

		1,155,214

	Norway - 0.6%
26,133	Akastor ASA(a)(b)	26,140
3,153	Aker ASA, Class A	55,793
3,389	Atea ASA	27,376
10,778	Austevoll Seafood ASA	68,710
4,889	BW LPG Ltd.(c)	37,473
60,880	BW Offshore Ltd.	14,964
49,927	DNO ASA(a)(b)	33,586
13,140	Fred Olsen Energy ASA(a)	52,471
1,495	Leroy Seafood Group ASA	57,258
6,183	Nordic Semiconductor ASA(a)	28,688
42,755	Prosafe SE	69,792
3,801	Salmar ASA	74,393
2,732	Schibsted ASA, Class A	80,094
2,732	Schibsted ASA, Class B(a)	76,670
2,876	Stolt-Nielsen Ltd.	32,881
9,360	TGS Nopec Geophysical Co. ASA	136,116
147,988	Vard Holdings Ltd.(a)	15,883

		888,288

	Peru - 0.0%
47,485	Hochschild Mining PLC(a)	31,828

Schedule of Investments

	Portugal - 0.5%
13,319	Altri SGPS SA	$54,422
52,192	Banco BPI SA(a)	57,317
13,288	CTT-Correios de Portugal SA	115,354
16,744	Mota-Engil SGPS SA	26,324
11,086	NOS SGPS SA	80,460
20,806	Portucel SA	69,873
22,028	REN - Redes Energeticas Nacionais SGPS SA	66,114
2,055	Semapa-Sociedade de Investimento e Gestao SGPS SA	24,649
137,194	Sonae SGPS SA	154,110

		648,623

	Russia - 0.1%
17,965	Polymetal International PLC	147,256
96,182	United Co. RUSAL PLC	27,558

		174,814

	Singapore - 1.6%
41,324	Ascott Residence Trust REIT	33,457
97,198	Biosensors International Group Ltd.(a)	52,644
141,847	CapitaLand Commercial Trust Ltd. REIT	130,240
30,073	CapitaLand Retail China Trust REIT	29,837
46,266	CDL Hospitality Trusts REIT	42,487
208,696	Ezra Holdings Ltd.(a)	8,537
28,030	First Resources Ltd.	34,517
34,091	Frasers Centrepoint Trust REIT	45,509
36,823	Frasers Commercial Trust REIT	30,080
306,602	Genting Singapore PLC	153,602
56,748	Hyflux Ltd.	19,296
98,231	Keppel REIT	61,967
20,387	M1 Ltd.	33,052
76,517	Mapletree Commercial Trust REIT	72,066
132,326	Mapletree Greater China Commercial Trust REIT(c)	78,449
84,883	Mapletree Industrial Trust REIT	91,843
103,355	Mapletree Logistics Trust REIT	68,513
164,891	Neptune Orient Lines Ltd.(a)	143,076
71,100	Olam International Ltd.	80,926
40,686	SATS Ltd.	111,198
16,959	SIA Engineering Co. Ltd.	41,227
28,905	Singapore Exchange Ltd.	145,025
63,863	Singapore Post Ltd.	60,100
39,994	SMRT Corp. Ltd.	43,083
63,237	Starhill Global REIT	32,656
42,167	StarHub Ltd.	100,676
156,963	Suntec Real Estate Investment Trust REIT	175,720
143,358	Swiber Holdings Ltd.(a)	18,535
44,660	United Engineers Ltd.	56,109
36,555	UOL Group Ltd.	144,951
10,957	Venture Corp. Ltd.	60,172
58,581	Wing Tai Holdings Ltd.	63,121

		2,262,671

	South Africa - 0.0%
14,545	Petra Diamonds Ltd.	18,259

	South Korea - 7.3%
526	Amorepacific Corp.(a)	179,371
750	AMOREPACIFIC Group(a)	94,282
16,650	Asiana Airlines, Inc.(a)	63,766
553	Binggrae Co. Ltd.(a)	33,134
651	Celltrion, Inc.(a)	61,054
4,131	Cheil Worldwide, Inc.	78,218
725	CJ CheilJedang Corp.(a)	251,060
1,796	CJ E&M Corp.(a)	139,238
333	CJ O Shopping Co. Ltd.	50,056
1,881	Coway Co. Ltd.(a)	152,971

4,667	Daeduck Electronics Co.(a)	$30,844
1,612	Daesang Corp.(a)	51,314
22,253	Daewoo Engineering & Construction Co. Ltd.(a)	103,757
7,630	Daewoo International Corp.	99,488
16,453	Daewoo Securities Co. Ltd.(a)	109,548
4,437	Daishin Securities Co. Ltd.(a)	44,850
3,813	Daishin Securities Co. Ltd. (Preference Shares)(a)	22,966
3,044	Daou Technology, Inc.(a)	52,549
17,504	DGB Financial Group, Inc.(a)	130,976
4,419	Dongbu Insurance Co. Ltd.(a)	252,069
11,247	Dongkuk Steel Mill Co. Ltd.(a)	48,693
1,979	Doosan Corp.(a)	127,107
6,141	Doosan Engine Co. Ltd.(a)	13,158
6,861	Eusu Holdings Co. Ltd.(a)	39,751
464	Fila Korea Ltd.(a)	37,645
2,126	Green Cross Holdings Corp.(a)	85,832
9,097	GS Engineering & Construction Corp.(a)	194,791
210	GS Home Shopping, Inc.(a)	28,551
2,032	GS Retail Co. Ltd.	111,900
696	Halla Holdings Corp.(a)	36,425
331	Hanil Cement Co. Ltd.(a)	27,447
24,049	Hanjin Heavy Industries & Construction Co. Ltd.(a)	65,727
20,174	Hanjin Shipping Co. Ltd.(a)	51,017
1,341	Hanjin Transportation Co. Ltd.(a)	58,493
1,916	Hanon Systems(a)	83,902
15,725	Hansol Holdings Co. Ltd.(a)	97,285
18,768	Hanwha Chemical Corp.(a)	413,692
29,096	Hanwha Life Insurance Co. Ltd.(a)	169,660
6,217	Hanwha Techwin Co. Ltd.(a)	169,461
3,558	Hite Jinro Co. Ltd.(a)	88,664
894	Hotel Shilla Co. Ltd.	48,971
1,687	Huchems Fine Chemical Corp.(a)	23,790
1,502	Hyundai C&F, Inc.(a)	36,457
1,983	Hyundai Corp.(a)	40,651
1,377	Hyundai Department Store Co. Ltd.(a)	148,230
4,399	Hyundai Development Co.-Engineering & Construction(a)	167,405
778	Hyundai Glovis Co. Ltd.(a)	133,395
3,514	Hyundai Greenfood Co. Ltd.(a)	66,696
8,968	Hyundai Marine & Fire Insurance Co. Ltd.(a)	243,191
11,631	Hyundai Merchant Marine Co. Ltd.(a)	28,100
2,334	Hyundai Mipo Dockyard Co. Ltd.(a)	143,244
3,657	Hyundai Rotem Co. Ltd.(a)	37,400
19,804	Hyundai Securities Co. Ltd.(a)	90,147
1,478	Hyundai Wia Corp.(a)	131,272
2,188	iMarketKorea, Inc.(a)	40,249
6,234	Kangwon Land, Inc.(a)	215,044
8,106	KB Insurance Co. Ltd.(a)	201,794
463	KCC Corp.	170,554
2,015	Kolon Corp.(a)	125,558
4,124	Kolon Industries, Inc.(a)	204,771
1,325	Korea Aerospace Industries Ltd.(a)	79,120
2,698	Korea Investment Holdings Co. Ltd.(a)	105,936
10,022	Korean Reinsurance Co.(a)	111,193
4,173	Kumho Industrial Co. Ltd.(a)	38,416
2,350	Kumho Petrochemical Co. Ltd.(a)	100,302
25,873	Kumho Tire Co., Inc.(a)	135,594
2,062	LF Corp.(a)	44,862
482	LG Hausys Ltd.	48,000
233	LG Household & Health Care Ltd.	194,179
1,466	LG Innotek Co. Ltd.	101,543
48	Lotte Chilsung Beverage Co. Ltd.(a)	87,655

Schedule of Investments

47	Lotte Confectionery Co. Ltd.(a)	$95,206
1,784	Lotte Himart Co. Ltd.(a)	84,176
3,187	LS Corp.(a)	100,592
604	LS Industrial Systems Co. Ltd.(a)	20,766
4,061	Meritz Financial Group, Inc.(a)	42,165
8,084	Meritz Fire & Marine Insurance Co. Ltd.	101,702
3,032	Mirae Asset Securities Co. Ltd.(a)	48,306
305	Naver Corp.	161,003
412	NCSOFT Corp.	81,274
9,778	NH Investment & Securities Co. Ltd.(a)	78,762
642	NHN Entertainment Corp.(a)	25,775
357	Nongshim Co. Ltd.	139,027
102	Orion Corp.(a)	87,886
19,615	Pan Ocean Co. Ltd.(a)	50,421
4,555	Poongsan Corp.(a)	92,688
917	S1 Corp.	78,401
493	Samsung C&T Corp.	61,909
4,727	Samsung Card Co. Ltd.	150,781
10,688	Samsung Engineering Co. Ltd.(a)	112,773
2,112	Samsung Fine Chemicals Co. Ltd.	66,770
597	Samsung SDS Co. Ltd.	111,104
4,804	Samsung Securities Co., Ltd.(a)	152,918
1,690	Seah Besteel Corp.(a)	35,724
669	SeAH Steel Corp.(a)	28,263
2,696	Seoul Semiconductor Co. Ltd.	35,206
953	Shinsegae Co. Ltd.	170,008
4,093	SK Chemicals Co. Ltd.(a)	276,507
682	SK Gas Co. Ltd.	41,362
2,787	SKC Co. Ltd.	72,529
7,488	Ssangyong Cement Industrial Co. Ltd.(a)	107,407
3,897	Ssangyong Motor Co.(a)	21,373
7,091	Sungwoo Hitech Co. Ltd.(a)	48,990
7,092	Tongyang Life Insurance Co. Ltd.	60,593
34	Young Poong Corp.(a)	27,180
1,218	Youngone Corp.(a)	52,252
15,736	Yuanta Securities Korea Co. Ltd.(a)	41,448

		10,257,678

	Spain - 1.5%
11,969	Acerinox SA	108,685
3,628	Almirall SA	69,779
5,460	Applus Services SA	44,448
3,934	Bolsas y Mercados Espanoles SA	117,766
5,724	Cia de Distribucion Integral Logista Holdings SA	119,040
2,883	CIE Automotive SA	41,937
226	Construcciones y Auxiliar de Ferrocarriles SA	60,118
7,774	Duro Felguera SA	10,046
9,890	Ebro Foods SA	193,344
16,450	EDP Renovaveis SA	127,428
20,619	Ence Energia y Celulosa SA	66,235
7,750	Grifols SA	162,253
3,618	Grupo Catalana Occidente SA	110,446
40,483	Liberbank SA(a)	56,464
13,147	Mediaset Espana Comunicacion SA	128,372
6,114	Melia Hotels International SA	66,794
15,874	NH Hotel Group SA(a)	66,213
12,777	Obrascon Huarte Lain SA	68,455
7,416	Promotora de Informaciones SA, Class A(a)	38,524
17,471	Prosegur Compania de Seguridad SA	78,232
21,893	Sacyr SA	36,754
3,452	Tecnicas Reunidas SA	114,388
2,438	Viscofan SA	145,868
12,078	Zardoya Otis SA	127,882

		2,159,471

	Sweden - 2.6%
1,600	AAK AB	$104,273
3,548	AF AB, Class B	55,755
1,212	Avanza Bank Holding AB	45,852
10,384	Axfood AB	181,403
1,126	Axis Communications AB	44,909
6,344	Betsson AB, Class B	101,459
8,701	BillerudKorsnas AB	139,055
12,510	Castellum AB	186,718
18,599	Elekta AB, Class B(b)	138,273
8,739	Fabege AB	135,564
3,536	Fastighets AB Balder, Class B(a)	78,762
291	Fastighets AB Balder (Preference Shares)	10,311
2,724	Haldex AB	23,594
6,638	Hexpol AB, Class B	59,001
6,290	Holmen AB, Class B	180,461
6,454	Hufvudstaden AB, Class A	88,958
3,393	ICA Gruppen AB	120,167
1,824	Indutrade AB	97,197
2,043	Intrum Justitia AB	67,714
3,105	JM AB	85,844
17,466	Klovern AB, Class B	17,415
770	Klovern AB (Preference Shares)	24,470
15,645	Kungsleden AB	104,891
2,227	L E Lundbergforetagen AB, Class B	114,184
5,447	Lindab International AB	39,338
3,835	Loomis AB, Class B	114,749
10,524	Lundin Petroleum AB(a)(b)	151,449
5,782	Modern Times Group AB, Class B	153,044
2,534	NIBE Industrier AB, Class B	73,574
4,242	Nobia AB	47,362
22,832	Peab AB, Class B	173,657
32,020	Ratos AB, Class B	171,764
4,486	Saab AB, Class B	135,639
42,382	SAS AB(a)(b)	121,978
2,274	SAS AB (Preference Shares)	141,877
8,083	Wallenstam AB, Class B	57,589
4,091	Wihlborgs Fastigheter AB	78,832

		3,667,082

	Switzerland - 3.3%
4,099	AFG Arbonia-Forster Holding AG(a)	39,484
569	Allreal Holding AG	74,967
2,647	Ascom Holding AG	42,108
423	Autoneum Holding AG	92,287
233	Banque Cantonale Vaudoise	141,198
116	Barry Callebaut AG	132,633
21	Belimo Holding AG	47,487
467	Bucher Industries AG	95,918
151	Burckhardt Compression Holding AG	47,005
1,453	Cembra Money Bank AG	87,424
2,023	DKSH Holding AG	124,470
208	dorma+kaba Holding AG	128,607
1,567	Dufry AG(a)	169,569
199	Emmi AG	91,829
254	EMS-CHEMIE HOLDING AG	106,509
166	Flughafen Zuerich AG	122,383
64	Forbo Holding AG	68,115
258	Galenica AG	359,865
7,020	GAM Holding AG	98,594
4,838	Gategroup Holding AG	179,149
353	Georg Fischer AG	233,048
1,700	Implenia AG	83,604
3,743	Kudelski SA	51,141
404	Kuoni Reisen Holding AG, Class B	125,381
7,747	Logitech International SA	122,712
8,682	Meyer Burger Technology AG(a)(b)	50,263

Schedule of Investments

393	Mobimo Holding AG	$82,928
10,904	OC Oerlikon Corp. AG	97,601
1,085	Panalpina Welttransport Holding AG	105,292
549	Partners Group Holding AG	197,976
2,204	PSP Swiss Property AG	187,398
519	Rieter Holding AG	95,833
111,086	Schmolz + Bickenbach AG(a)	53,123
66	Schweiter Technologies AG	54,196
1,045	SFS Group AG	67,770
1,610	Sonova Holding AG	193,209
261	Straumann Holding AG	79,231
2,565	Swiss Prime Site AG	205,736
377	Tecan Group AG	54,306
633	Valiant Holding AG	68,974
417	Valora Holding AG	85,626
1,692	Vontobel Holding AG	71,030
1,061	Zehnder Group AG	37,515

		4,653,494

	United Kingdom - 8.6%
29,002	AA PLC	121,956
17,421	Acacia Mining PLC	50,956
13,383	ARM Holdings PLC	191,267
27,636	Ashmore Group PLC	86,085
3,833	Aveva Group PLC	72,698
12,449	Babcock International Group PLC	162,851
52,615	BBA Aviation PLC	122,195
36,652	Beazley PLC	195,670
5,363	Bellway PLC	212,063
12,696	Berendsen PLC	196,653
2,421	Betfair Group PLC	150,589
6,731	Big Yellow Group PLC REIT	73,534
10,452	Bodycote PLC	81,173
6,368	Bovis Homes Group PLC	84,993
9,731	Brewin Dolphin Holdings PLC	38,443
13,318	Britvic PLC	136,979
5,588	BTG PLC(a)	46,410
53,076	Cairn Energy PLC(a)	107,827
21,482	Capital & Counties Properties PLC	113,255
10,608	Chemring Group PLC	25,204
7,656	Cineworld Group PLC	55,004
8,476	Close Brothers Group PLC	155,490
6,601	Countrywide PLC	32,978
9,529	Crest Nicholson Holdings PLC	77,688
5,443	Croda International PLC	221,189
16,566	Daily Mail & General Trust PLC NV, Class A	159,302
13,985	Dairy Crest Group PLC	129,685
12,613	De La Rue PLC	79,880
3,649	Derwent London PLC REIT	168,538
1,329	Dialog Semiconductor PLC(a)	40,468
1,376	Dignity PLC	46,046
24,359	Dixons Carphone PLC	164,795
4,244	Domino’s Pizza Group PLC	59,363
3,761	Dunelm Group PLC	46,934
56,275	Electrocomponents PLC	167,794
23,298	Elementis PLC	71,034
252,560	EnQuest PLC(a)	56,505
35,441	Enterprise Inns PLC(a)	46,426
7,714	Essentra PLC	80,780
13,692	esure Group PLC	48,902
30,682	Fenner PLC	46,271
41,193	Ferrexpo PLC	10,226
1,046	Fidessa Group PLC	27,954
5,561	Galliford Try PLC	117,668
15,937	Genel Energy PLC(a)	23,929
2,643	Genus PLC	53,875

3,507	Go-Ahead Group PLC	$121,830
12,442	Grafton Group PLC	124,637
17,397	Grainger PLC	56,907
13,255	Great Portland Estates PLC REIT	144,727
7,137	Greggs PLC	105,834
21,661	Halfords Group PLC	117,446
13,926	Halma PLC	166,095
43,193	Hansteen Holdings PLC REIT	68,131
4,003	Hargreaves Lansdown PLC	78,049
51,672	Henderson Group PLC	203,721
15,208	Hiscox Ltd.	214,684
9,551	HomeServe PLC	55,300
14,848	Howden Joinery Group PLC	105,865
18,642	Hunting PLC	81,828
20,937	IG Group Holdings PLC	218,345
63,442	Indivior PLC	136,401
17,923	International Personal Finance PLC	61,220
12,957	Interserve PLC	85,722
16,099	ITE Group PLC	31,857
4,652	J D Wetherspoon PLC	44,848
5,723	Jardine Lloyd Thompson Group PLC	67,299
20,397	Jupiter Fund Management PLC	121,001
7,607	Keller Group PLC	88,428
6,913	Kier Group PLC	131,308
19,552	Laird PLC	98,458
28,784	LondonMetric Property PLC REIT	66,289
8,976	Lonmin PLC(a)	7,095
53,579	Marston’s PLC	119,855
20,255	Merlin Entertainments PLC(c)	119,390
14,111	Michael Page International PLC	81,801
4,104	Micro Focus International PLC	80,926
24,610	Mitchells & Butlers PLC	101,760
43,343	Mitie Group PLC	173,748
19,770	Moneysupermarket.com Group PLC	95,147
17,897	Morgan Advanced Materials PLC	54,099
12,154	N Brown Group PLC	53,710
28,642	National Express Group PLC	123,277
5,558	Northgate PLC	26,431
6,965	Ocado Group PLC(a)	26,235
35,524	Ophir Energy PLC(a)	45,456
3,534	Oxford Instruments PLC	37,029
16,543	Paragon Group of Cos. PLC (The)	74,348
14,775	Pets at Home Group PLC	54,103
9,868	Playtech PLC	107,573
7,782	Poundland Group PLC	15,726
31,861	Premier Farnell PLC	45,812
99,819	Premier Foods PLC(a)	52,743
74,259	Premier Oil PLC(a)	20,541
50,922	QinetiQ Group PLC	168,126
6,696	Redrow PLC	42,331
31,095	Regus PLC	130,985
986	Renishaw PLC	25,488
8,097	Restaurant Group PLC (The)	61,763
1,052	Rightmove PLC	59,686
34,188	Rotork PLC	83,373
14,298	RPC Group PLC	152,358
10,949	RPS Group PLC	28,419
7,398	Savills PLC	79,579
4,209	Schroders PLC	164,189
19,473	Senior PLC	60,771
10,862	Shaftesbury PLC REIT	129,874
61,341	SIG PLC	116,944
15,475	Soco International PLC	35,340
6,328	Spectris PLC	142,857
3,379	Spirax-Sarco Engineering PLC	147,006
11,268	Spire Healthcare Group PLC(c)	52,003

Schedule of Investments

38,340	Spirent Communications PLC	$40,245
10,132	Sports Direct International PLC(a)	60,095
17,638	SSP Group PLC	71,706
6,522	St. Modwen Properties PLC	35,970
38,155	Stagecoach Group PLC	151,095
13,626	SVG Capital PLC(a)	95,236
11,291	Synthomer PLC	47,171
37,665	TalkTalk Telecom Group PLC	118,080
3,056	Telecom Plus PLC	44,005
17,324	Tullett Prebon PLC	82,665
23,133	UBM PLC	172,262
4,416	Ultra Electronics Holdings PLC	119,650
7,405	Unite Group PLC (The)	67,809
7,844	Vesuvius PLC	33,739
2,643	Victrex PLC	58,187
5,105	WH Smith PLC	134,013
4,555	Workspace Group PLC REIT	52,013
7,448	WS Atkins PLC	153,749

		11,991,342

	United States - 0.2%
22,531	Alacer Gold Corp.(a)	34,903
766,194	REC Silicon ASA(a)(b)	117,588
44,047	Samsonite International SA	113,473

		265,964

	Total Common Stocks and Other Equity Interests (Cost $142,589,304)	139,784,393

	Rights - 0.0%
	Austria - 0.0%
24,553	IMMOFINANZ AG, expiring 12/31/49(a) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $142,589,304)-99.8%	139,784,393

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.8%
3,880,407	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $3,880,407)	3,880,407

	Total Investments (Cost $146,469,711)(f)-102.6%	143,664,800
	Other assets less liabilities-(2.6)%	(3,690,676)

	Net Assets-100.0%	$139,974,124

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $788,485, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $149,239,644. The net unrealized depreciation was $5,574,844, which consisted of aggregate gross unrealized appreciation of $17,463,526 and aggregate gross unrealized depreciation of $23,038,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 13.5%
51,000	AES Tiete Energia SA	$166,593
409,250	Ambev SA	1,899,866
122,248	Banco Bradesco SA	595,798
502,951	Banco Bradesco SA (Preference Shares)	2,271,040
493,658	Banco do Brasil SA	1,700,977
64,000	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	70,854
28,100	BB Seguridade Participacoes SA	161,698
339,585	BM&FBOVESPA SA	866,799
70,000	BR Malls Participacoes SA	206,715
86,309	Braskem SA (Preference Shares), Class A	515,335
70,700	BRF SA	848,319
104,900	CCR SA	333,525
233,910	Centrais Eletricas Brasileiras SA(a)	338,684
168,700	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	421,797
55,021	CESP - Companhia Energetica de Sao Paulo (Preference Shares), Class B	180,549
28,879	Cia Brasileira de Distribuicao (Preference Shares), Class A	274,669
129,692	Cia de Saneamento Basico do Estado de Sao Paulo	687,896
582,182	Cia Siderurgica Nacional SA	514,174
52,960	Cielo SA	446,258
47,080	Companhia Energetica de Minas Gerais - CEMIG	67,934
391,923	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	576,250
9,200	Copel - Companhia Paranaense de Energia	32,959
43,908	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	240,866
95,390	CPFL Energia SA(a)	384,688
82,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	146,218
119,241	EDP - Energias do Brasil SA	359,543
89,967	Embraer SA	643,717
35,455	Fibria Celulose SA	388,637
407,117	Gerdau SA (Preference Shares)	364,623
46,800	Grupo BTG Pactual	195,604
665,816	Itau Unibanco Holding SA (Preference Shares)	4,132,828
369,953	Itausa - Investimentos Itau SA (Preference Shares)	633,224
151,582	JBS SA	407,281
60,000	Klabin SA	313,468
12,275	Lojas Americanas SA	35,088
42,500	Lojas Americanas SA (Preference Shares)	197,087
60,000	Lojas Renner SA	264,806
166,000	Marfrig Global Foods SA(a)	251,919
112,670	Metalurgica Gerdau SA (Preference Shares)	28,871
41,100	Natura Cosmeticos SA	229,143
134,212	Oi SA(a)	73,124

341,708	Oi SA (Preference Shares)(a)	$140,269
2,731,162	Petroleo Brasileiro SA(a)	4,708,724
3,183,747	Petroleo Brasileiro SA (Preference Shares)(a)	3,833,597
26,100	Porto Seguro SA	169,929
64,900	Sul America SA	291,760
70,643	Telefonica Brasil SA (Preference Shares)	610,902
142,966	Tim Participacoes SA	226,566
45,754	Tractebel Energia SA	385,196
64,096	Ultrapar Participacoes SA	946,877
43,884	Usinas Siderurgicas de Minas Gerais SA	34,827
121,232	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	25,636
706,023	Vale SA	1,707,291
1,068,127	Vale SA (Preference Shares)	1,923,907

		37,474,905

	Chile - 1.3%
3,777,907	Banco de Chile	390,768
11,174,775	Banco Santander Chile	486,763
141,101	Cencosud SA	287,188
445,804	Empresa Nacional de Electricidad SA	583,531
28,600	Empresas COPEC SA	250,052
3,156,682	Enersis Americas SA	756,573
61,333	LATAM Airlines Group SA(a)	315,377
43,706	S.A.C.I. Falabella	289,144
11,360	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	182,275

		3,541,671

	China - 24.4%
665,829	Agile Property Holdings Ltd.	319,495
4,643,091	Agricultural Bank of China Ltd., H-Shares	1,660,014
609,820	Aluminum Corp. of China Ltd., H-Shares(a)	181,831
124,444	Anhui Conch Cement Co. Ltd., H-Shares	241,486
12,612,337	Bank of China Ltd., H-Shares	4,990,861
1,425,525	Bank of Communications Co. Ltd., H-Shares	873,619
52,304	Beijing Enterprises Holdings Ltd.	262,181
597,484	Belle International Holdings Ltd.	403,069
1,123,986	China CITIC Bank Corp. Ltd., H-Shares(a)	651,105
980,796	China Coal Energy Co. Ltd., H-Shares	329,740
679,969	China Communications Construction Co. Ltd., H-Shares	605,969
14,962,232	China Construction Bank Corp., H-Shares	9,216,693
405,221	China Life Insurance Co. Ltd., H-Shares	973,761
350,342	China Longyuan Power Group Corp., H-Shares	209,106
679,162	China Merchants Bank Co. Ltd., H-Shares	1,320,177
120,478	China Merchants Holdings International Co. Ltd.	333,197
813,688	China Minsheng Banking Corp. Ltd., H-Shares	725,958
689,053	China Mobile Ltd.	7,512,597
1,002,055	China National Building Material Co. Ltd., H-Shares	421,343
191,580	China Oilfield Services Ltd., H-Shares	138,161
405,841	China Overseas Land & Investment Ltd.	1,163,019
179,022	China Pacific Insurance (Group) Co. Ltd., H-Shares	625,521
7,621,712	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,283,598
402,127	China Railway Construction Corp. Ltd., H-Shares	402,678
717,390	China Railway Group Ltd., H-Shares	520,623
276,342	China Resources Beer Holdings Co. Ltd.	437,527
203,850	China Resources Land Ltd.	505,533
286,788	China Resources Power Holdings Co. Ltd.	488,932

Schedule of Investments

721,829	China Shenhua Energy Co. Ltd., H-Shares	$1,089,145
2,997,679	China Telecom Corp. Ltd., H-Shares	1,411,125
1,048,195	China Unicom (Hong Kong) Ltd.	1,160,908
145,061	China Vanke Co. Ltd., H-Shares	326,833
510,348	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	261,258
222,444	CITIC Ltd.	316,444
3,553,847	CNOOC Ltd.	3,588,446
247,617	COSCO Pacific Ltd.	279,342
1,153,157	Country Garden Holdings Co. Ltd.	444,660
568,721	Datang International Power Generation Co. Ltd., H-Shares	151,148
421,711	Dongfeng Motor Group Co. Ltd., H-Shares	500,410
51,356	ENN Energy Holdings Ltd.	231,310
1,733,180	Evergrande Real Estate Group Ltd.	1,149,558
1,467,626	GCL-Poly Energy Holdings Ltd.	189,473
3,279,573	GOME Electrical Appliances Holding Ltd.	460,333
147,461	Great Wall Motor Co. Ltd., H-Shares	111,455
326,110	Greentown China Holdings Ltd.(a)	248,291
358,795	Guangzhou R&F Properties Co. Ltd., H-Shares	389,452
39,088	Hengan International Group Co. Ltd.	350,081
659,260	Huaneng Power International, Inc., H-Shares	536,329
13,727,448	Industrial & Commercial Bank of China Ltd., H-Shares	7,197,955
305,799	Jiangxi Copper Co. Ltd., H-Shares	304,404
427,593	Kunlun Energy Co. Ltd.	316,655
734,130	Lenovo Group Ltd.	658,352
543,522	People’s Insurance Co. Group of China Ltd. (The), H-Shares	219,215
3,148,353	PetroChina Co. Ltd., H-Shares	1,921,491
271,411	PICC Property & Casualty Co. Ltd., H-Shares	466,504
320,580	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,462,990
600,419	Poly Property Group Co. Ltd.	163,854
226,471	Shimao Property Holdings Ltd.	319,337
131,688	Sinopharm Group Co. Ltd., H-Shares	460,694
49,006	Tencent Holdings Ltd.	925,587
387,925	Yanzhou Coal Mining Co. Ltd., H-Shares	157,797
1,399,762	Yuexiu Property Co. Ltd.	203,563

		67,772,193

	Hong Kong - 0.0%
141,637	China Overseas Property Holdings Ltd.(a)	16,743

	India - 7.8%
14,692	Axis Bank Ltd. GDR(b)	445,902
9,121	Gail India Ltd. GDR(b)	291,872
11,369	HDFC Bank Ltd. ADR	685,892
132,172	ICICI Bank Ltd. ADR	878,944
130,495	Infosys Ltd. ADR	2,337,165
26,993	Larsen & Toubro Ltd. GDR(b)	439,912
40,230	Mahindra & Mahindra Ltd. GDR(b)	718,105
149,988	PowerShares India Portfolio(c)	2,791,277
260,193	Reliance Industries Ltd. GDR(b)	7,921,391
13,939	Reliance Infrastructure Ltd. GDR(b)	289,931
74,733	State Bank of India GDR(b)	2,006,581
30,701	Tata Motors Ltd. ADR(a)	766,911
388,813	Tata Steel Ltd. GDR(b)	1,490,395
44,627	Vedanta Ltd. ADR	195,913
25,160	Wipro Ltd. ADR	294,875

		21,555,066

	Indonesia - 2.2%
3,499,297	PT Adaro Energy Tbk	134,977
2,120,240	PT Astra International Tbk	1,004,851

589,995	PT Bank Central Asia Tbk	$566,077
826,427	PT Bank Mandiri Persero Tbk	582,825
717,144	PT Bank Negara Indonesia (Persero) Tbk	258,624
886,974	PT Bank Rakyat Indonesia (Persero) Tbk	732,316
673,206	PT Indofood Sukses Makmur Tbk	306,600
1,306,236	PT Perusahaan Gas Negara Persero Tbk	231,194
310,607	PT Semen Indonesia (Persero) Tbk	252,790
6,506,403	PT Telekomunikasi Indonesia Persero Tbk	1,595,901
273,686	PT United Tractors Tbk	350,175

		6,016,330

	Malaysia - 3.1%
252,600	AMMB Holdings Bhd	265,675
513,500	Axiata Group Bhd	694,989
648,600	CIMB Group Holdings Bhd	650,928
316,900	DiGi.Com Bhd	372,552
155,800	Genting Bhd	296,268
336,500	IJM Corp. Bhd	279,404
308,900	IOI Corp. Bhd	362,896
715,300	Malayan Banking Bhd	1,479,102
328,500	Maxis Bhd	453,365
187,400	MISC Bhd	395,547
194,600	Petronas Chemicals Group Bhd	337,889
53,900	Petronas Gas Bhd	296,807
292,000	Public Bank Bhd	1,296,083
374,100	SapuraKencana Petroleum Bhd	170,781
260,800	Sime Darby Bhd	509,385
147,100	Telekom Malaysia Bhd	231,126
149,400	Tenaga Nasional Bhd	489,011
111,200	UMW Holdings Bhd	187,608

		8,769,416

	Mexico - 4.6%
386,726	Alfa SAB de CV, Class A	717,778
4,328,955	America Movil SAB de CV, Series L	3,047,562
2,692,940	Cemex SAB de CV(a)	1,215,456
44,684	Coca-Cola Femsa SAB de CV, Series L	313,589
323,625	Empresas ICA SAB de CV(a)	86,750
103,572	Fibra Uno Administracion SA de CV REIT	207,284
164,449	Fomento Economico Mexicano SAB de CV	1,555,172
97,487	Grupo Bimbo SAB de CV, Series A(a)	271,838
203,852	Grupo Financiero Banorte SAB de CV, Class O	1,061,800
149,813	Grupo Financiero Inbursa SAB de CV, Class O	240,291
293,589	Grupo Financiero Santander Mexico SAB de CV, Series B	451,184
448,662	Grupo Mexico SAB de CV, Series B	868,541
164,514	Grupo Televisa SAB, Series CPO(d)	870,393
137,253	Mexichem SAB de CV	282,699
138,852	OHL Mexico SAB de CV(a)	128,934
216,450	Telesites SAB de CV(a)	131,173
528,791	Wal-Mart de Mexico SAB de CV	1,326,653

		12,777,097

	Netherlands - 0.3%
171,686	Steinhoff International Holdings NV	823,877

	Poland - 1.8%
17,807	Bank Pekao SA	598,703
54,604	Energa SA	181,324
48,630	KGHM Polska Miedz SA	694,912
205,309	Orange Polska SA	326,432
185,096	PGE Polska Grupa Energetyczna SA	627,731
63,462	Polski Koncern Naftowy Orlen SA	974,945
159,705	Powszechna Kasa Oszczednosci Bank Polski SA(a)	966,997
84,191	Powszechny Zaklad Ubezpieczen SA	668,608

		5,039,652

Schedule of Investments

	Russia - 13.1%
2,581,247	Gazprom PAO ADR	$9,220,214
210,420	LUKOIL PJSC ADR	7,084,841
17,454	Magnit PJSC GDR(b)	685,009
26,640	MegaFon PJSC GDR(b)	319,485
82,650	MMC Norilsk Nickel PJSC ADR	955,434
228,320	Mobile TeleSystems PJSC ADR	1,598,240
11,096	NovaTek OAO GDR(b)	966,686
507,447	Rosneft Oil Co. OAO GDR(b)	1,817,403
303,015	RusHydro PJSC ADR	267,106
1,196,333	Sberbank of Russia PJSC ADR	6,567,868
35,838	Severstal PAO GDR(b)	290,016
57,971	Sistema JSFC GDR(b)	324,453
592,233	Surgutneftegas OAO ADR	2,895,020
47,545	Tatneft PAO ADR	1,283,715
1,048,339	VTB Bank JSC GDR(b)	1,982,569

		36,258,059

	South Africa - 7.5%
379,526	African Bank Investments Ltd.(a)	0
25,907	African Rainbow Minerals Ltd.	94,067
91,304	AngloGold Ashanti Ltd.(a)	776,543
61,450	Barclays Africa Group Ltd.	558,215
41,922	Barloworld Ltd.	187,207
50,525	Bidvest Group Ltd. (The)	1,165,780
28,589	Exxaro Resources Ltd.	109,142
303,229	FirstRand Ltd.	857,446
23,358	Foschini Group Ltd. (The)	182,472
271,784	Gold Fields Ltd.	919,314
231,288	Growthpoint Properties Ltd. REIT	331,513
149,565	Harmony Gold Mining Co. Ltd.(a)	273,732
133,121	Impala Platinum Holdings Ltd.(a)	279,233
43,139	Imperial Holdings Ltd.	333,996
40,209	Investec Ltd.	262,790
26,850	Kumba Iron Ore Ltd.	59,805
27,216	Liberty Holdings Ltd.	191,710
79,153	Life Healthcare Group Holdings Ltd.	175,416
20,710	Massmart Holdings Ltd.	117,970
26,397	Mediclinic International Ltd.	200,053
132,831	MMI Holdings Ltd.	190,099
13,497	Mondi Ltd.	223,974
13,014	Mr Price Group Ltd.	134,771
285,375	MTN Group Ltd.	2,513,852
84,346	Nampak Ltd.	104,362
6,510	Naspers Ltd., Class N	821,146
32,732	Nedbank Group Ltd.	387,427
128,134	Netcare Ltd.	273,054
354,417	Redefine Properties Ltd. REIT	211,759
27,692	Remgro Ltd.	440,870
187,981	Sanlam Ltd.	695,733
88,682	Sappi Ltd.(a)	402,025
112,491	Sasol Ltd.	2,934,734
48,753	Shoprite Holdings Ltd.	449,967
135,142	Sibanye Gold Ltd.	299,115
27,174	SPAR Group Ltd. (The)	314,620
216,185	Standard Bank Group Ltd.	1,532,820
74,389	Telkom SA SOC Ltd.	300,589
16,055	Tiger Brands Ltd.	297,258
47,891	Truworths International Ltd.	298,414
55,730	Vodacom Group Ltd.	510,100
70,625	Woolworths Holdings Ltd.	416,602

		20,829,695

	Taiwan - 15.4%
935,571	Acer, Inc.(a)	325,662

686,811	Advanced Semiconductor Engineering, Inc.	$734,453
156,738	Asustek Computer, Inc.	1,272,510
2,561,000	AU Optronics Corp.	666,591
51,000	Catcher Technology Co. Ltd.	381,081
845,440	Cathay Financial Holding Co. Ltd.	926,926
187,894	Cheng Shin Rubber Industry Co. Ltd.	290,961
1,815,081	China Development Financial Holding Corp.	435,916
514,670	China Life Insurance Co. Ltd.	367,640
1,136,360	China Steel Corp.	609,170
464,000	Chunghwa Telecom Co. Ltd.	1,435,077
1,417,054	Compal Electronics, Inc.	824,039
1,829,776	CTBC Financial Holding Co. Ltd.	861,717
170,506	Delta Electronics, Inc.	724,402
608,598	E.Sun Financial Holding Co. Ltd.	316,305
364,562	Far Eastern New Century Corp.	261,354
201,000	Far EasTone Telecommunications Co. Ltd.	414,957
739,637	First Financial Holding Co. Ltd.	337,914
307,920	Formosa Chemicals & Fibre Corp.	665,132
158,000	Formosa Petrochemical Corp.	392,176
412,280	Formosa Plastics Corp.	961,694
154,874	Foxconn Technology Co. Ltd.	300,964
864,928	Fubon Financial Holding Co. Ltd.	958,273
165,900	Highwealth Construction Corp.	153,819
2,352,846	Hon Hai Precision Industry Co. Ltd.	5,517,668
332,233	HTC Corp.	795,470
2,709,490	Innolux Corp.	775,145
1,116,000	Inventec Corp.	837,195
693,683	Lite-On Technology Corp.	739,126
116,091	MediaTek, Inc.	754,630
963,080	Mega Financial Holding Co. Ltd.	616,107
465,940	Nan Ya Plastics Corp.	816,602
55,000	Novatek Microelectronics Corp.	232,248
443,106	Pegatron Corp.	1,012,015
526,740	Pou Chen Corp.	660,122
200,200	Powertech Technology, Inc.	421,411
47,000	President Chain Store Corp.	311,436
386,000	Quanta Computer, Inc.	616,099
94,000	Radiant Opto-Electronics Corp.	185,396
1,105,908	Shin Kong Financial Holding Co. Ltd.	212,820
366,000	Siliconware Precision Industries Co. Ltd.	565,840
1,177,411	SinoPac Financial Holdings Co. Ltd.	316,758
210,000	Synnex Technology International Corp.	197,835
1,104,188	Taishin Financial Holding Co. Ltd.	359,397
602,089	Taiwan Cement Corp.	484,881
183,400	Taiwan Mobile Co. Ltd.	551,220
1,719,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,334,914
268,000	Teco Electric and Machinery Co. Ltd.	209,883
58,000	TPK Holding Co. Ltd.	120,242
443,000	Unimicron Technology Corp.	178,172
624,941	Uni-President Enterprises Corp.	1,047,676
2,645,000	United Microelectronics Corp.	1,031,645
1,025,771	Wistron Corp.	584,936
261,760	WPG Holdings Ltd.	254,835
1,008,671	Yuanta Financial Holding Co. Ltd.	314,520

		42,674,977

	Thailand - 2.4%
115,624	Advanced Info Service PCL NVDR	553,170
1,800	Bangkok Bank PCL (Foreign Shares)	7,797
71,977	Bangkok Bank PCL NVDR	309,991
336,873	Banpu PCL NVDR	158,945
548,321	Charoen Pokphand Foods PCL NVDR	299,950
289,621	CP ALL PCL NVDR	332,499
2,233,069	IRPC PCL NVDR	267,595

Schedule of Investments

106,661	Kasikornbank PCL NVDR	$509,728
462,582	Krung Thai Bank PCL NVDR	227,440
274,140	PTT Exploration & Production PCL NVDR	443,324
429,105	PTT Global Chemical PCL NVDR	649,471
227,039	PTT PCL NVDR	1,512,706
27,919	Siam Cement PCL (The) NVDR	340,173
150,750	Siam Commercial Bank PCL (The) NVDR	554,892
293,043	Thai Oil PCL NVDR	531,036
127,270	Total Access Communication PCL NVDR	121,191

		6,819,908

	Turkey - 2.4%
270,939	Akbank TAS	660,029
17,876	BIM Birlesik Magazalar AS	302,187
235,559	Eregli Demir ve Celik Fabrikalari TAS	247,477
196,214	Haci Omer Sabanci Holding AS	568,072
161,398	KOC Holding AS	647,112
45,969	Tupras Turkiye Petrol Rafinerileri AS(a)	1,167,617
87,746	Turk Hava Yollari AO(a)	217,434
150,958	Turk Telekomunikasyon AS	276,176
133,167	Turkcell Iletisim Hizmetleri AS	472,714
333,903	Turkiye Garanti Bankasi AS	840,325
125,051	Turkiye Halk Bankasi AS	431,342
314,965	Turkiye Is Bankasi AS, Class C	492,942
221,022	Turkiye Vakiflar Bankasi TAO	282,248
163,467	Yapi ve Kredi Bankasi AS	205,330

		6,811,005

	Total Common Stocks and Other Equity Interests (Cost $392,683,683)	277,180,594

	Money Market Fund - 0.1%
151,278	Invesco Premier Portfolio - Institutional Class, 0.34%(e) (Cost $151,278)	151,278

	Total Investments (Cost $392,834,961)(f)-99.9%	277,331,872
	Other assets less liabilities-0.1%	314,442

	Net Assets-100.0%	$277,646,314

Investment Abbreviations:

ADR - American Depositary Receipt

CPO - Certificates of Ordinary Participation

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $19,989,710, which represented 7.20% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January31, 2016	Dividend Income
PowerShares India Portfolio	$2,674,520	$361,277	$(54,233)	$(188,191)	$(2,096)	$2,791,277	$271
(d)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $433,619,857. The net unrealized depreciation was $156,287,985, which consisted of aggregate gross unrealized appreciation of $11,850,552 and aggregate gross unrealized depreciation of $168,138,537.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 2.7%
49,772	GrainCorp Ltd., Class A	$301,006
48,389	Nufarm Ltd.	238,337
19,748	Select Harvests Ltd.	75,092

		614,435

	Canada - 15.0%
20,688	Agrium, Inc.	1,798,228
100,921	Potash Corp. of Saskatchewan, Inc.	1,637,972

		3,436,200

	China - 1.6%
572,891	China Agri-Industries Holdings Ltd.(a)	154,630
194,977	China BlueChemical Ltd., H-Shares	40,795
518,475	China Modern Dairy Holdings Ltd.	95,260
495,980	Sinofert Holdings Ltd.	67,065

		357,750

	Germany - 3.3%
35,953	K+S AG	755,106

	Hong Kong - 0.5%
1,398,809	C.P. Pokphand Co. Ltd.	117,531

	Indonesia - 5.2%
1,730,993	Golden Agri-Resources Ltd.	457,573
89,902	PT Astra Agro Lestari Tbk	112,261
2,006,058	PT Charoen Pokphand Indonesia Tbk	494,409
3,256,682	PT Eagle High Plantations Tbk(a)	40,901
760,468	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	79,568

		1,184,712

	Ireland - 0.8%
23,847	Origin Enterprises PLC	174,355

	Israel - 2.6%
121,106	Israel Chemicals Ltd.	497,022
627	Israel Corp. Ltd. (The)	106,602

		603,624

	Japan - 2.4%
5,754	Hokuto Corp.	110,142
12,317	Kumiai Chemical Industry Co. Ltd.(b)	135,400
13,316	Nihon Nohyaku Co. Ltd.(b)	81,680
8,671	Sakata Seed Corp.	212,084

		539,306

	Malaysia - 10.9%
505,700	Felda Global Ventures Holdings Bhd	210,795
95,300	Genting Plantations Bhd	263,285
1,003,690	IOI Corp. Bhd	1,179,135
145,274	Kuala Lumpur Kepong Bhd	837,730

		2,490,945

	Netherlands - 1.7%
21,831	OCI NV(a)	396,513

	Norway - 3.6%
22,077	Yara International ASA	835,744

	Russia - 1.1%
21,125	Phosagro OAO GDR(c)	$251,481

	Singapore - 5.2%
129,218	First Resources Ltd.	159,121
504,386	Wilmar International Ltd.	1,023,577

		1,182,698

	Taiwan - 1.1%
199,099	Taiwan Fertilizer Co. Ltd.	252,575

	Turkey - 0.2%
22,700	Gubre Fabrikalari TAS	42,796

	United Kingdom - 0.4%
529,893	Sirius Minerals PLC(a)	96,173

	United States - 41.6%
56,139	Archer-Daniels-Midland Co.	1,984,514
15,372	Bunge Ltd.	953,218
44,402	CF Industries Holdings, Inc.	1,332,060
44,781	Darling Ingredients, Inc.(a)	402,581
9,375	Fresh Del Monte Produce, Inc.	382,594
10,388	Ingredion, Inc.	1,046,279
15,115	Intrepid Potash, Inc.(a)	32,951
21,528	Monsanto Co.	1,950,437
32,332	Mosaic Co. (The)	779,201
9,699	Scotts Miracle-Gro Co. (The), Class A	666,127

		9,529,962

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $34,047,654)-99.9%	22,861,906

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.8%
172,707	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $172,707)	172,707

	Total Investments (Cost $34,220,361)(f)-100.7%	23,034,613
	Other assets less liabilities-(0.7)%	(149,549)

	Net Assets-100.0%	$22,885,064

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $251,481, which represented 1.10% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

Schedule of Investments

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $35,046,574. The net unrealized depreciation was $12,011,961, which consisted of aggregate gross unrealized appreciation of $1,421,877 and aggregate gross unrealized depreciation of $13,433,838.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Austria - 0.7%
32,364	Verbund AG	$390,642

	Brazil - 1.5%
72,600	Sao Martinho SA	863,350

	Canada - 4.3%
117,498	Ballard Power Systems, Inc.(a)(b)	156,970
30,823	Boralex, Inc., Class A	334,678
24,124	Canadian Solar, Inc.(b)	486,581
51,678	Innergex Renewable Energy, Inc.	430,390
146,358	TransAlta Renewables, Inc.(a)	1,037,948

		2,446,567

	China - 14.3%
81,186	BYD Co. Ltd., H-Shares(b)	373,202
2,724,837	China Datang Corp. Renewable Power Co. Ltd., H-Shares(b)	308,095
662,113	China Everbright International Ltd.	707,269
1,442,805	China Longyuan Power Group Corp., H-Shares	861,158
13,884,954	China Power New Energy Development Co. Ltd.	1,049,234
273,178	China Singyes Solar Technologies Holdings Ltd.	130,654
1,230,785	China Titans Energy Technology Group Co. Ltd.(b)	191,253
4,662,141	GCL-Poly Energy Holdings Ltd.	601,891
3,781,236	Huaneng Renewables Corp. Ltd., H-Shares	822,377
20,203	JA Solar Holdings Co. Ltd. ADR(a)(b)	180,211
2,676,843	Shunfeng International Clean Energy Ltd.(b)	387,108
62,871	Trina Solar Ltd. ADR(a)(b)	577,156
1,076,350	Wasion Group Holdings Ltd.	664,894
547,436	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	717,239
1,657,413	Xinyi Solar Holdings Ltd.	532,830

		8,104,571

	Denmark - 5.3%
17,546	Novozymes A/S, Class B	730,764
8,079	Rockwool International A/S, Class B	1,222,042
15,864	Vestas Wind Systems A/S	1,034,368

		2,987,174

	France - 1.5%
15,050	Albioma SA	211,540
14,900	Blue Solutions SA(a)(b)	277,749
14,162	Saft Groupe SA	370,870

		860,159

	Germany - 5.2%
242,245	Aixtron SE(a)(b)	869,980
22,906	Capital Stage AG	191,369
22,296	CENTROTEC Sustainable AG	304,462
31,020	Nordex SE(b)	1,000,170
11,628	SMA Solar Technology AG(a)(b)	571,093

		2,937,074

	Guernsey - 1.8%
738,386	Renewables Infrastructure Group Ltd. (The)	$1,040,513

	Hong Kong - 2.7%
1,406,675	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,087,051
6,975,384	FDG Electric Vehicles Ltd.(b)	297,107
1,906,761	United Photovoltaics Group Ltd.(b)	140,716

		1,524,874

	Ireland - 1.9%
42,243	Kingspan Group PLC	1,092,230

	Italy - 2.3%
539,872	Enel Green Power SpA	1,056,049
263,985	Falck Renewables SpA	269,582

		1,325,631

	Japan - 4.0%
117,972	GS Yuasa Corp.	411,161
282,790	Meidensha Corp.	1,096,523
9,955	Odelic Co. Ltd.	311,543
28,938	Takuma Co. Ltd.	223,514
33,351	West Holdings Corp.	223,194

		2,265,935

	New Zealand - 1.4%
134,445	Contact Energy Ltd.	401,229
230,891	Mighty River Power Ltd.(a)	397,463

		798,692

	Philippines - 0.7%
3,363,559	Energy Development Corp.	389,672

	South Korea - 3.0%
4,378	Samsung SDI Co. Ltd.	346,158
83,903	Seoul Semiconductor Co. Ltd.	1,095,645
24,111	Taewoong Co. Ltd.(b)	276,190

		1,717,993

	Spain - 7.1%
37,079	Abengoa Yield PLC(a)	628,489
144,220	EDP Renovaveis SA	1,117,185
64,363	Gamesa Corp. Tecnologica SA	1,197,261
119,352	Saeta Yield SA	1,062,321

		4,005,256

	Sweden - 1.7%
33,440	NIBE Industrier AB, Class B	970,923

	Switzerland - 0.3%
33,457	Meyer Burger Technology AG(a)(b)	193,692

	Taiwan - 4.8%
1,468,131	Epistar Corp.	1,256,476
206,000	Everlight Electronics Co. Ltd.	345,374
31,000	Gigasolar Materials Corp.	631,414
136,000	Motech Industries, Inc.(b)	166,607
261,241	Neo Solar Power Corp.	170,651
142,000	Sino-American Silicon Products, Inc.	182,582

		2,753,104

	Thailand - 1.8%
1,320,744	Energy Absolute PCL NVDR	827,317
336,802	SPCG PCL NVDR	193,005

		1,020,322

	Turkey - 0.2%
379,879	Akenerji Elektrik Uretim AS(b)	115,514

	United Kingdom - 3.3%
44,805	Dialight PLC	287,273

Schedule of Investments

386,623	GCP Infrastructure Investments Ltd.	$630,688
198,475	Greencoat UK Wind PLC	291,693
144,722	Intelligent Energy Holdings PLC(b)	74,640
24,567	Ricardo PLC	276,365
112,336	Utilitywise PLC	285,013

		1,845,672

	United States - 30.1%
14,427	A.O. Smith Corp.	1,007,726
4,629	Acuity Brands, Inc.	937,048
10,699	Aerovironment, Inc.(b)	272,932
53,137	Ameresco, Inc., Class A(b)	289,597
51,595	Covanta Holding Corp.	729,553
40,193	Cree, Inc.(b)	1,126,610
77,315	EnerNOC, Inc.(b)	405,904
54,183	Enphase Energy, Inc.(a)(b)	131,665
10,544	First Solar, Inc.(b)	723,951
29,385	FuelCell Energy, Inc.(a)(b)	156,622
37,837	Green Plains, Inc.	717,011
30,665	Itron, Inc.(b)	1,010,718
27,327	Johnson Controls, Inc.	980,220
17,324	Maxwell Technologies, Inc.(b)	120,748
30,261	OPOWER,Inc.(a)(b)	257,219
11,706	Ormat Technologies, Inc.	414,392
50,375	Pattern Energy Group, Inc.	954,606
71,332	Plug Power, Inc.(a)(b)	133,391
21,072	PowerSecure International, Inc.(b)	231,371
925,600	REC Silicon ASA(b)	142,052
25,982	Renewable Energy Group, Inc.(b)	180,055
22,008	Silver Spring Networks, Inc.(b)	251,992
13,554	SolarCity Corp.(a)(b)	483,200
24,996	SolarEdge Technologies, Inc.(b)	706,637
88,722	Solazyme, Inc.(a)(b)	146,391
64,736	SunEdison, Inc.(a)(b)	202,624
22,901	SunPower Corp.(a)(b)	582,601
27,563	TerraForm Power, Inc., Class A	273,149
4,844	Tesla Motors, Inc.(a)(b)	926,173
21,206	Universal Display Corp.(b)	1,041,215
51,585	Veeco Instruments, Inc.(b)	961,544
71,281	Vivint Solar, Inc.(a)(b)	591,632

		17,090,549

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,698,062)-99.9%	56,740,109

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 9.8%
5,543,282	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(c)(d) (Cost $5,543,282)	5,543,282

	Total Investments (Cost $67,241,344)(e)-109.7%	62,283,391
	Other assets less liabilities-(9.7)%	(5,508,931)

	Net Assets-100.0%	$56,774,460

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2016.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $68,867,429. The net unrealized depreciation was $6,584,038, which consisted of aggregate gross unrealized appreciation of $9,131,905 and aggregate gross unrealized depreciation of $15,715,943.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 11.2%
151,007	Evolution Mining Ltd.	$156,555
115,555	Newcrest Mining Ltd.(a)	1,065,797
97,498	Northern Star Resources Ltd.	205,286
101,001	OceanaGold Corp.	207,421
61,116	Regis Resources Ltd.	101,947

		1,737,006

	Canada - 49.0%
22,335	Agnico Eagle Mines Ltd.	658,980
155,272	B2Gold Corp.(a)	118,061
161,230	Barrick Gold Corp.	1,595,974
26,948	Centerra Gold, Inc.	122,173
28,621	Detour Gold Corp.(a)	346,564
14,143	Dominion Diamond Corp.	150,249
120,039	Eldorado Gold Corp.	271,255
23,679	Franco-Nevada Corp.	1,043,744
100,373	Goldcorp, Inc.	1,138,357
65,567	IAMGOLD Corp.(a)	95,048
192,050	Kinross Gold Corp.(a)	315,250
85,293	New Gold, Inc.(a)	209,103
15,810	Osisko Gold Royalties Ltd.	159,982
23,882	Pan American Silver Corp.(b)	157,827
18,166	Pretium Resources, Inc.(a)	77,066
49,295	SEMAFO, Inc.(a)	122,603
13,540	Silver Standard Resources, Inc.(a)(b)	58,692
45,154	Silver Wheaton Corp.	529,751
131,574	Torex Gold Resources, Inc.(a)(b)	117,806
158,573	Yamana Gold, Inc.	271,566

		7,560,051

	China - 1.4%
966,732	Zijin Mining Group Co. Ltd., H-Shares	218,891

	Hong Kong - 0.6%
3,735,515	G-Resources Group Ltd.	85,912

	Japan - 0.5%
5,649	Asahi Holdings, Inc.	82,231

	Jersey Island - 5.6%
181,416	Centamin PLC	174,604
9,780	Randgold Resources Ltd.	689,069

		863,673

	Mexico - 3.2%
28,391	Fresnillo PLC	292,273
21,305	Industrias Penoles SAB de CV	201,690

		493,963

	Russia - 2.3%
43,392	Polymetal International PLC	355,676

	South Africa - 11.4%
9,939	Anglo American Platinum Ltd.(a)	145,268
67,882	AngloGold Ashanti Ltd.(a)	577,339
130,350	Gold Fields Ltd.	440,911
100,931	Impala Platinum Holdings Ltd.(a)	211,712
58,069	Northam Platinum Ltd.(a)	114,969

121,068	Sibanye Gold Ltd.	$267,964

		1,758,163

	Turkey - 0.2%
7,664	Koza Altin Isletmeleri AS	32,827

	United Kingdom - 0.5%
25,417	Acacia Mining PLC	74,343

	United States - 14.2%
39,025	Alacer Gold Corp.(a)	60,454
61,439	Hecla Mining Co.	114,277
64,647	Newmont Mining Corp.	1,290,354
10,275	Royal Gold, Inc.	306,092
20,269	Stillwater Mining Co.(a)	132,762
37,289	Tahoe Resources, Inc.	288,296

		2,192,235

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $33,063,806)-100.1%	15,454,971

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.9%
147,224	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(c)(d) (Cost $147,224)	147,224

	Total Investments (Cost $33,211,030)(e)-101.0%	15,602,195
	Other assets less liabilities-(1.0)%	(157,225)

	Net Assets-100.0%	$15,444,970

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,497,575. The net unrealized depreciation was $18,895,380, which consisted of aggregate gross unrealized appreciation of $52,258 and aggregate gross unrealized depreciation of $18,947,638.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water

Portfolio (PIO)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Brazil - 1.7%
637,941	Cia de Saneamento Basico do Estado de Sao Paulo	$3,383,688

	Canada - 0.1%
44,561	Pure Technologies Ltd.	142,177

	Cayman Islands - 0.2%
41,278	Consolidated Water Co. Ltd.	480,063

	China - 5.6%
8,096,923	Beijing Enterprises Water Group Ltd.	4,037,731
1,080,884	China Everbright Water Ltd.(a)	360,684
10,255,064	China Longyuan Power Group Corp., H-Shares	6,120,876
1,129,783	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	727,111

		11,246,402

	Finland - 1.1%
119,966	Kemira Oyj	1,358,143
57,888	Uponor Oyj	896,985

		2,255,128

	France - 12.7%
451,792	Suez Environnement Co.	8,371,957
714,624	Veolia Environnement SA	17,210,068

		25,582,025

	Hong Kong - 0.2%
1,928,123	China Water Industry Group Ltd.(a)	357,599

	Japan - 3.4%
295,442	Kurita Water Industries Ltd.	6,316,561
52,301	Organo Corp.	196,513
38,651	Torishima Pump Manufacturing Co. Ltd.	295,151

		6,808,225

	Malaysia - 0.1%
591,205	Puncak Niaga Holdings Bhd	159,645

	Netherlands - 0.8%
112,466	Arcadis NV	1,507,887

	Singapore - 0.7%
984,264	Hyflux Ltd.	334,681
2,278,579	SIIC Environment Holdings Ltd.(a)	1,048,598

		1,383,279

	Spain - 3.9%
102,898	Acciona SA	7,879,903

	Switzerland - 9.0%
51,181	Geberit AG	18,136,097

	United Kingdom - 18.9%
270,552	Halma PLC	3,226,862
373,826	Pennon Group PLC	4,710,390
302,033	Pentair PLC	14,231,795
252,591	Severn Trent PLC	7,876,999

588,549	United Utilities Group PLC	$8,016,692

		38,062,738

	United States - 41.7%
148,246	American Water Works Co., Inc.	9,622,648
143,718	Ecolab, Inc.	15,502,861
541,424	HD Supply Holdings, Inc.(a)	14,223,208
204,826	Pattern Energy Group, Inc.(b)	3,881,453
44,251	Roper Technologies, Inc.	7,773,573
1,240,963	TerraForm Power, Inc., Class A(b)	12,297,943
41,743	Valmont Industries, Inc.	4,449,386
64,469	Waters Corp.(a)	7,814,288
229,438	Xylem, Inc.	8,248,296

		83,813,656

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $190,110,278)-100.1%	201,198,512

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.1%
2,147,585	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(c)(d) (Cost $2,147,585)	2,147,585

	Total Investments (Cost $192,257,863)(e)-101.2%	203,346,097
	Other assets less liabilities-(1.2)%	(2,417,639)

	Net Assets-100.0%	$200,928,458

Notes	to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $200,997,776. The net unrealized appreciation was $2,348,321, which consisted of aggregate gross unrealized appreciation of $32,287,836 and aggregate gross unrealized depreciation of $29,939,515.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International

BuyBack Achievers™ Portfolio

(IPKW)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Belgium - 2.7%
31,618	Colruyt SA	$1,693,801

	Brazil - 2.4%
676,300	Cia Siderurgica Nacional SA	597,297
376,000	Gafisa SA(a)	219,826
282,700	MRV Engenharia e Participacoes SA	643,531

		1,460,654

	Canada - 15.9%
25,617	Canadian Pacific Railway Ltd.	3,065,484
56,634	Dollarama, Inc.	3,025,175
80,672	Magna International, Inc.	2,790,056
106,346	RONA, Inc.	929,512

		9,810,227

	China - 2.0%
1,851,848	Evergrande Real Estate Group Ltd.	1,228,267

	Denmark - 2.3%
57,117	Topdanmark A/S(a)	1,447,599

	Egypt - 0.9%
577,013	Egyptian Financial Group-Hermes Holding Co. SAE(a)	529,846

	France - 5.4%
19,319	L’Oreal SA	3,330,798

	Germany - 6.8%
16,257	Muenchener Rueckversicherungs-Gesellschaft AG	3,110,948
37,303	RHOEN KLINIKUM AG	1,079,452

		4,190,400

	Ireland - 1.0%
86,424	Origin Enterprises PLC	631,881

	Japan - 30.3%
84,231	Accordia Golf Co. Ltd.	777,886
19,226	Aderans Co. Ltd.	96,877
13,044	Aiphone Co. Ltd.	212,815
41,805	Aoyama Trading Co. Ltd.	1,664,007
20,852	Cleanup Corp.	124,496
86,846	EDION Corp.	653,781
296,839	Fujikura Ltd.	1,453,771
77,417	Fujitec Co. Ltd.	728,525
92,510	Japan Securities Finance Co. Ltd.	424,266
43,501	Nichii Gakkan Co.	311,026
45,376	Nippon Gas Co. Ltd.	1,015,086
151,171	Nisshinbo Holdings, Inc.	1,528,133
36,850	NS Solutions Corp.	832,242
157,790	NTT DoCoMo, Inc.	3,519,947
9,941	Roland DG Corp.	196,728
43,295	Sankyo Co. Ltd.	1,652,672
16,881	Tenma Corp.	313,055
58,331	Toho Holdings Co. Ltd.	1,357,315
374,808	Yamada Denki Co. Ltd.	1,814,113

		18,676,741

	Luxembourg - 1.2%
4,876	Cosmo Pharmaceuticals SA(a)	$714,120

	Netherlands - 5.7%
154,057	Koninklijke Ahold NV	3,492,790

	South Africa - 0.3%
209,854	Caxton and CTP Publishers and Printers Ltd.	204,575

	South Korea - 2.4%
167,659	Samsung Heavy Industries Co. Ltd.(a)	1,482,303

	Spain - 2.4%
149,565	Mediaset Espana Comunicacion SA	1,460,407

	Sweden - 2.6%
53,552	Bure Equity AB	399,637
36,518	Intrum Justitia AB	1,210,365

		1,610,002

	Switzerland - 3.8%
1,326	Forbo Holding AG	1,411,263
21,271	Mobilezone Holding AG	298,393
15,276	Vontobel Holding AG	641,288

		2,350,944

	Thailand - 1.1%
10,070,821	Bangkok Land PCL NVDR	404,280
718,958	MBK PCL NVDR	280,123

		684,403

	United Kingdom - 10.8%
83,193	InterContinental Hotels Group PLC	2,728,577
176,337	Intermediate Capital Group PLC	1,466,020
408,135	QinetiQ Group PLC	1,347,517
165,408	SVG Capital PLC(a)	1,156,084

		6,698,198

	Total Common Stocks (Cost $66,866,288)	61,697,956

	Money Market Fund - 0.0%
7,230	Invesco Premier Portfolio - Institutional Class, 0.34%(b) (Cost $7,230)	7,230

	Total Investments (Cost $66,873,518)(c)-100.0%	61,705,186
	Other assets less liabilities-0.0%	12,518

	Net Assets-100.0%	$61,717,704

Investment Abbreviations:

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $67,068,629. The net unrealized depreciation was $5,363,443, which consisted of aggregate gross unrealized appreciation of $1,720,269 and aggregate gross unrealized depreciation of $7,083,712.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.4%
	Consumer Discretionary - 17.1%
906	Autobacs Seven Co. Ltd.	$15,847
355	Bridgestone Corp.	12,906
688	Canon Marketing Japan, Inc.	12,476
263	Denso Corp.	11,415
1,140	Fuji Media Holdings, Inc.	12,886
1,066	McDonald’s Holdings Co. Japan Ltd.	20,974
1,193	Nissan Motor Co. Ltd.	11,833
2,075	Onward Holdings Co. Ltd.	13,007
348	Sankyo Co. Ltd.	13,284
1,158	Sega Sammy Holdings, Inc.	10,900
739	Sekisui House Ltd.	11,614
560	Shimachu Co. Ltd.	12,686
1,807	Shochiku Co. Ltd.	15,804
2,296	SKY Perfect JSAT Holdings, Inc.	13,014
369	Toho Co. Ltd.	9,636
232	Toyota Motor Corp.	14,011
1,097	Wacoal Holdings Corp.	12,889

		225,182

	Consumer Staples - 12.6%
406	Asahi Group Holdings Ltd.	13,047
511	Coca-Cola West Co. Ltd.	11,266
590	House Foods Group, Inc.	11,709
469	Ito EN Ltd.	12,662
1,135	Kagome Co. Ltd.	19,625
912	Kirin Holdings Co. Ltd.	13,002
155	Kobayashi Pharmaceutical Co. Ltd.	13,204
183	Lawson, Inc.	14,466
880	Maruha Nichiro Corp.	16,760
246	Nissin Foods Holdings Co. Ltd.	12,559
306	Seven & i Holdings Co. Ltd.	13,607
322	Suntory Beverage & Food Ltd.	14,919

		166,826

	Energy - 1.7%
646	Idemitsu Kosan Co. Ltd.	9,710
1,547	TonenGeneral Sekiyu K.K.	12,651

		22,361

	Financials - 8.7%
4,378	Aozora Bank Ltd.	14,688
132	Daito Trust Construction Co. Ltd.	16,802
2,136	Daiwa Securities Group, Inc.	13,503
2,190	Gunma Bank Ltd. (The)	12,160
1,461	Matsui Securities Co. Ltd.	12,665
635	Mitsubishi Estate Co. Ltd.	12,586
6,435	Mizuho Financial Group, Inc.	11,110
579	Sony Financial Holdings, Inc.	9,569
1,150	Yamaguchi Financial Group, Inc.	12,431

		115,514

	Health Care - 4.9%
858	Astellas Pharma, Inc.	11,896
1,175	Nipro Corp.	11,735
214	Sawai Pharmaceutical Co. Ltd.	14,857
352	Suzuken Co. Ltd.	12,209
301	Takeda Pharmaceutical Co. Ltd.	14,556

		65,253

	Industrials - 30.9%
4,924	ANA Holdings, Inc.	14,477

1,409	Dai Nippon Printing Co. Ltd.	$13,227
145	East Japan Railway Co.	13,355
2,340	Hankyu Hanshin Holdings, Inc.	14,586
2,420	Iwatani Corp.	12,475
1,514	Kamigumi Co. Ltd.	13,661
1,816	Keikyu Corp.	15,038
1,665	Keio Corp.	14,860
3,683	Kintetsu Group Holdings Co. Ltd.	15,159
763	Komatsu Ltd.	11,332
491	Kurita Water Industries Ltd.	10,498
1,216	Kyowa Exeo Corp.	12,510
2,437	Marubeni Corp.	11,732
1,586	Mitsubishi Heavy Industries Ltd.	6,253
1,110	Mitsui & Co. Ltd.	12,596
4,249	Mitsui OSK Lines Ltd.	8,410
1,160	Nagase & Co. Ltd.	13,872
4,140	Nagoya Railroad Co. Ltd.	18,915
2,477	Nankai Electric Railway Co. Ltd.	14,609
3,974	Nippon Yusen Kabushiki Kaisha	8,577
3,272	Nishimatsu Construction Co. Ltd.	11,845
1,327	Odakyu Electric Railway Co. Ltd.	14,100
512	Park24 Co. Ltd.	14,318
439	Recruit Holdings Co. Ltd.	13,903
221	Secom Co. Ltd.	15,416
2,262	Sotetsu Holdings, Inc.	13,196
2,060	Taisei Corp.	12,896
3,228	Tobu Railway Co., Ltd.	15,749
1,935	Tokyu Corp.	15,057
1,537	Toppan Printing Co. Ltd.	13,374
197	West Japan Railway Co.	12,758

		408,754

	Information Technology - 7.9%
1,898	Anritsu Corp.	11,776
611	Azbil Corp.	14,170
526	Canon, Inc.	14,699
325	FUJIFILM Holdings Corp.	12,547
334	Nomura Research Institute Ltd.	12,128
254	NTT Data Corp.	12,245
294	Oracle Corp. Japan	13,314
1,367	Ricoh Co. Ltd.	13,189

		104,068

	Materials - 9.4%
940	ADEKA Corp.	12,822
816	Air Water, Inc.	12,978
978	Kuraray Co. Ltd.	11,800
382	Maruichi Steel Tube Ltd.	10,836
1,608	NOF Corp.	11,382
2,996	Rengo Co. Ltd.	12,876
224	Shin-Etsu Chemical Co. Ltd.	11,441
3,523	Sumitomo Osaka Cement Co. Ltd.	14,341
4,501	Taiheiyo Cement Corp.	12,971
1,508	Toray Industries, Inc.	12,892

		124,339

	Telecommunication Services - 0.9%
260	SoftBank Group Corp.	11,506

	Utilities - 5.3%
973	Chugoku Electric Power Co., Inc. (The)	12,976
957	Hokuriku Electric Power Co.	13,524
4,009	Osaka Gas Co. Ltd.	15,201
2,233	Toho Gas Co. Ltd.	14,649
2,833	Tokyo Gas Co. Ltd.	13,025

		69,375

	Total Investments (Cost $1,289,590)(b)-99.4%	1,313,178
	Other assets less liabilities-0.6%	8,107

	Net Assets-100.0%	$1,321,285

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,294,128. The net unrealized appreciation was $19,050, which consisted of aggregate gross unrealized appreciation of $58,611 and aggregate gross unrealized depreciation of $39,561.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 3.8%
3,057	Amcor Ltd.	$28,980
2,963	Australia & New Zealand Banking Group Ltd.	51,291
179	Blackmores Ltd.	24,484
6,964	carsales.com Ltd.	59,010
964	Commonwealth Bank of Australia	54,221
763	CSL Ltd.	56,778
681	Domino’s Pizza Enterprises Ltd.	29,082
1,012	Flight Centre Travel Group Ltd.	28,243
1,881	JB Hi-Fi Ltd.	31,368
10,728	M2 Group Ltd.	96,795
1,790	Ramsay Health Care Ltd.	77,246
1,501	REA Group Ltd.	56,565
2,716	SEEK Ltd.	28,041
2,251	Sonic Healthcare Ltd.	29,464
3,579	Super Retail Group Ltd.	26,018
8,405	Technology One Ltd.	28,189
12,595	TPG Telecom Ltd.	90,410

		796,185

	Austria - 0.3%
235	Mayr-Melnhof Karton AG	26,678
785	Oesterreichische Post AG	27,857

		54,535

	Belgium - 0.4%
1,108	Colruyt SA	59,356
546	Melexis NV	27,324

		86,680

	Canada - 5.5%
1,993	Alimentation Couche-Tard, Inc., Class B	86,362
2,142	Bank of Nova Scotia	87,354
720	BCE, Inc.	28,872
1,609	Canadian National Railway Co.	86,839
1,068	Canadian Tire Corp. Ltd., Class A	86,632
1,236	Canadian Utilities Ltd., Class A	31,733
3,550	Canadian Western Bank	57,920
1,826	Emera, Inc.	57,962
1,053	Fortis, Inc.	30,462
1,168	Great-West Lifeco, Inc.	28,817
3,047	Home Capital Group, Inc.	62,272
2,766	Husky Energy, Inc.	27,400
2,709	Imperial Oil Ltd.	82,680
838	Laurentian Bank of Canada	28,405
599	Loblaw Cos. Ltd.	28,004
1,998	Manulife Financial Corp.	27,643
3,051	Metro, Inc.	89,779
2,001	National Bank of Canada	56,834
1,381	Power Corp. of Canada	29,156
1,258	Power Financial Corp.	28,901
1,101	Royal Bank of Canada	56,761
1,042	TELUS Corp.	28,855
1,308	Toromont Industries Ltd.	26,453

		1,156,096

	China - 0.1%
6,659	ENN Energy Holdings Ltd.	29,993

	Denmark - 0.8%
357	Coloplast A/S, Class B	$29,386
719	DSV A/S	27,931
1,187	Novozymes A/S, Class B	49,437
214	Rockwool International A/S, Class B	32,370
531	SimCorp A/S	25,953

		165,077

	Finland - 0.1%
830	Orion Oyj, Class B	27,308

	France - 5.3%
789	Air Liquide SA	81,573
176	Christian Dior SE	29,771
2,205	CNP Assurances	29,581
368	Dassault Systemes	28,489
443	Eiffage SA	30,529
696	Essilor International SA	86,384
952	Eutelsat Communications SA	30,889
6,888	Havas SA	55,004
86	Hermes International	29,247
697	Ingenico Group SA	82,281
787	Korian SA	26,560
1,552	Legrand SA	85,417
380	LVMH Moet Hennessy Louis Vuitton SE	61,187
700	Orpea	55,393
257	Pernod Ricard SA	30,124
917	Plastic Omnium SA	30,096
909	Publicis Groupe SA	54,952
745	Rubis SCA	55,936
671	Sanofi	56,278
149	Sartorius Stedim Biotech SA	54,313
579	Sodexo SA	57,229
901	Vinci SA	61,031

		1,112,264

	Germany - 4.2%
602	Adidas AG	61,869
295	Bechtle AG	25,846
250	Bertrandt AG	27,565
636	Bilfinger SE	28,074
1,472	CTS Eventim AG & Co. KGaA	53,884
1,324	Deutsche EuroShop AG	56,453
777	Fielmann AG	58,537
977	Fresenius Medical Care AG & Co. KGaA	86,338
413	Fresenius SE & Co. KGaA	27,297
2,694	GFT Technologies SE	80,019
141	Grenkeleasing AG	27,072
621	HOCHTIEF AG	57,149
366	HUGO BOSS AG	29,183
595	MTU Aero Engines AG	54,517
63	Rational AG	28,267
955	RHOEN KLINIKUM AG	27,635
582	Sixt SE	26,976
881	Symrise AG	56,778
1,126	Wirecard AG	56,713

		870,172

	Hong Kong - 1.8%
8,049	Bank of East Asia Ltd. (The)	23,696
1,847	CK Hutchison Holdings Ltd.	22,960
16,276	Dah Sing Banking Group Ltd.	25,649
9,169	Dairy Farm International Holdings Ltd.	56,573
14,640	Hong Kong & China Gas Co. Ltd.	25,572
43,934	Li & Fung Ltd.	25,415
17,596	Pacific Textile Holdings Ltd.	25,709
40,690	SJM Holdings Ltd.	26,519
13,281	Techtronic Industries Co. Ltd.	50,265
312,864	Tongda Group Holdings Ltd.	50,026
13,196	Vitasoy International Holdings Ltd.	24,976
8,187	Yue Yuen Industrial Holdings Ltd.	28,139

		385,499

Schedule of Investments

	Ireland - 0.9%
1,010	CRH PLC	$26,918
1,670	Experian PLC	28,388
2,134	Kingspan Group PLC	55,177
6,890	Origin Enterprises PLC	50,376
212	Paddy Power Betfair PLC	31,610

		192,469

	Italy - 1.8%
956	Banca Generali SpA	25,983
1,228	Brembo SpA	50,259
3,350	Davide Campari-Milano SpA	29,379
957	De’Longhi SpA	22,791
10,652	Hera SpA	29,769
905	Luxottica Group SpA	55,953
1,421	MARR SpA	27,191
1,066	Recordati SpA	26,358
413	Reply SpA	54,073
87,366	Saipem SpA(a)	54,318

		376,074

	Japan - 50.3%
1,978	ADEKA Corp.	26,981
820	AEON DELIGHT Co. Ltd.	27,078
1,210	AEON Financial Service Co. Ltd.	27,808
2,200	Ai Holdings Corp.	53,699
4,219	Aica Kogyo Co. Ltd.	80,612
6,598	Aichi Steel Corp.	25,452
1,258	Ain Holdings, Inc.	56,777
1,459	Air Water, Inc.	23,205
1,100	Ajinomoto Co., Inc.	26,126
1,430	Alfresa Holdings Corp.	26,616
2,090	Amano Corp.	27,551
990	ARIAKE JAPAN Co. Ltd.	55,731
660	AS ONE Corp.	23,049
2,683	Asahi Group Holdings Ltd.	86,223
12,096	Asahi Kasei Corp.	78,280
1,319	ASICS Corp.	24,469
1,760	Axial Retailing, Inc.	56,558
9,204	Bank of Yokohama Ltd. (The)	48,997
1,587	Bridgestone Corp.	57,694
1,760	Canon Marketing Japan, Inc.	31,916
436	Central Japan Railway Co.	80,949
1,513	Century Tokyo Leasing Corp.	55,971
8,482	Chiba Bank Ltd. (The)	52,398
1,941	COMSYS Holdings Corp.	28,462
490	Cosmos Pharmaceutical Corp.	74,317
1,440	CyberAgent, Inc.	67,541
3,300	Dai Nippon Printing Co. Ltd.	30,978
3,850	Daicel Corp.	56,519
2,068	Daihatsu Motor Co. Ltd.	32,252
5,498	Daihen Corp.	28,902
709	Daiichikosho Co. Ltd.	28,537
1,182	Daikin Industries Ltd.	79,846
1,733	Daiseki Co. Ltd.	26,954
759	Daito Trust Construction Co. Ltd.	96,609
2,970	Daiwa House Industry Co. Ltd.	83,943
3,850	DCM Holdings Co. Ltd.	27,836
6,598	Denka Co. Ltd.	29,197
579	Denso Corp.	25,129
6,534	Descente Ltd.	99,035
330	DISCO Corp.	31,276
2,455	Don Quijote Holdings Co. Ltd.	83,271
1,430	Doshisha Co. Ltd.	28,493
3,935	Dowa Holdings Co. Ltd.	26,711
1,265	DTS Corp.	26,307
1,485	Eagle Industry Co. Ltd.	25,072
124	Fast Retailing Co. Ltd.	40,073
3,300	FUJI KYUKO Co. Ltd.	33,956
1,430	FUJIFILM Holdings Corp.	55,205
6,471	Fujitsu General Ltd.	86,991
5,498	Fukuoka Financial Group, Inc.	23,258

1,851	Glory Ltd.	$59,022
4,264	GMO Internet, Inc.	52,751
5,212	Gunma Bank Ltd. (The)	28,939
5,168	Hakuhodo DY Holdings, Inc.	55,287
12,096	Hankyu Hanshin Holdings, Inc.	75,398
2,930	Heiwa Corp.	57,178
1,210	Heiwado Co. Ltd.	24,672
9,805	Hiroshima Bank Ltd. (The)	48,931
1,711	HIS Co. Ltd.	50,658
1,105	Hitachi Capital Corp.	27,224
1,760	Hitachi Construction Machinery Co. Ltd.	25,637
865	Hoshizaki Electric Co. Ltd.	60,346
1,411	House Foods Group, Inc.	28,004
1,320	IBJ Leasing Co. Ltd.	25,354
5,278	Isuzu Motors Ltd.	53,752
1,100	Ito EN Ltd.	29,697
2,310	ITOCHU Corp.	27,312
5,774	Iyo Bank Ltd. (The)	48,814
1,459	Izumi Co. Ltd.	56,947
7,698	Jaccs Co. Ltd.	26,034
2,429	Japan Aviation Electronics Industry Ltd.	24,432
1,760	Japan Exchange Group, Inc.	24,964
770	Japan Tobacco, Inc.	30,086
17,596	Joyo Bank Ltd. (The)	71,284
1,760	JSR Corp.	25,540
4,068	Kakaku.com, Inc.	78,635
816	Kaken Pharmaceutical Co. Ltd.	53,803
1,289	KAMEDA SEIKA Co. Ltd.	53,682
6,198	Kamigumi Co. Ltd.	55,927
1,119	Kanamoto Co. Ltd.	27,388
3,093	Kaneka Corp.	29,493
3,736	Kansai Paint Co. Ltd.	52,122
569	Kao Corp.	30,533
1,100	Kato Sangyo Co. Ltd.	27,266
23,094	Kawasaki Heavy Industries Ltd.	71,243
3,240	KDDI Corp.	81,915
2,200	Keisei Electric Railway Co. Ltd.	29,264
5,498	Keiyo Bank Ltd. (The)	23,764
1,124	Kewpie Corp.	24,632
1,477	Kikkoman Corp.	49,197
6,598	Kintetsu Group Holdings Co. Ltd.	27,156
3,260	Kintetsu World Express, Inc.	53,215
748	Kobayashi Pharmaceutical Co. Ltd.	63,720
1,920	Koei Tecmo Holdings Co. Ltd.	28,658
2,127	Koito Manufacturing Co. Ltd.	98,520
1,650	Komatsu Ltd.	24,505
330	Kose Corp.	30,736
5,388	Kubota Corp.	79,518
7,478	Kumiai Chemical Industry Co. Ltd.	82,205
1,415	Kuroda Electric Co. Ltd.	22,801
1,320	KYORIN Holdings, Inc.	24,389
313	Kyoritsu Maintenance Co. Ltd.	23,563
304	Lawson, Inc.	24,030
3,854	M3, Inc.	88,530
1,752	Maeda Road Construction Co. Ltd.	27,663
1,430	Mandom Corp.	58,530
1,365	MANI, Inc.	21,862
550	Matsumotokiyoshi Holdings Co. Ltd.	25,756
20,894	Meidensha Corp.	81,017
660	Milbon Co. Ltd.	23,948
1,227	Miraca Holdings, Inc.	50,494
4,176	MISUMI Group, Inc.	51,152
4,398	Mitsubishi Logistics Corp.	60,234
1,891	Mitsubishi Pencil Co. Ltd.	87,302
1,580	Mitsubishi Tanabe Pharma Corp.	25,952
4,486	Mitsubishi UFJ Financial Group, Inc.	23,119
16,546	Mitsubishi UFJ Lease & Finance Co. Ltd.	82,036
1,310	Mitsui Fudosan Co. Ltd.	30,800
2,010	MonotaRO Co. Ltd.	46,420
256	Murata Manufacturing Co. Ltd.	29,584

Schedule of Investments

1,320	Nabtesco Corp.	$22,791
6,598	Nachi-Fujikoshi Corp.	25,536
2,435	NH Foods Ltd.	47,177
5,731	NHK Spring Co. Ltd.	56,380
2,455	Nihon Kohden Corp.	55,310
2,750	Nihon Parkerizing Co. Ltd.	26,073
4,317	Nikkon Holdings Co. Ltd.	78,244
3,663	Nippo Corp.	54,832
1,214	Nippon Densetsu Kogyo Co. Ltd.	23,873
5,498	Nippon Express Co. Ltd.	25,738
1,100	Nippon Seiki Co. Ltd.	24,162
735	Nippon Shinyaku Co. Ltd.	25,584
1,372	Nippon Telegraph & Telephone Corp.	58,366
3,080	Nippon Television Holdings, Inc.	57,257
7,698	Nishimatsu Construction Co. Ltd.	27,868
1,141	Nissan Chemical Industries Ltd.	26,400
575	Nissin Foods Holdings Co. Ltd.	29,354
689	Nitori Holdings Co. Ltd.	55,842
440	Nitto Denko Corp.	25,294
1,540	Nitto Kogyo Corp.	25,446
2,420	NOK Corp.	50,131
3,740	NOMURA Co., Ltd.	48,928
3,080	Nomura Real Estate Holdings, Inc.	54,310
822	Nomura Research Institute Ltd.	29,847
5,616	Odakyu Electric Railway Co. Ltd.	59,673
6,598	Ogaki Kyoritsu Bank Ltd. (The)	23,164
1,652	Oiles Corp.	24,568
2,750	Okamura Corp.	25,012
909	OMRON Corp.	23,770
961	Oriental Land Co. Ltd.	61,311
7,698	Osaka Gas Co. Ltd.	29,189
1,491	OSG Corp.	24,695
1,650	Otsuka Corp.	82,088
2,593	Pacific Industrial Co. Ltd.	26,602
7,493	PanaHome Corp.	54,733
1,631	Paramount Bed Holdings Co. Ltd.	56,182
2,310	Park24 Co. Ltd.	64,599
13,526	Penta-Ocean Construction Co. Ltd.	54,201
2,287	Pigeon Corp.	48,914
673	Relo Holdings, Inc.	80,540
1,001	Resorttrust, Inc.	25,216
707	Rinnai Corp.	65,112
2,781	Rohto Pharmaceutical Co. Ltd.	52,028
372	Ryohin Keikaku Co. Ltd.	78,864
2,047	Saint Marc Holdings Co. Ltd.	55,233
589	San-A Co. Ltd.	27,113
1,540	Sangetsu Co. Ltd.	26,437
1,650	Santen Pharmaceutical Co. Ltd.	26,295
3,300	Sanyo Chemical Industries Ltd.	25,497
437	Sawai Pharmaceutical Co. Ltd.	30,339
440	Secom Co. Ltd.	30,692
4,985	Seiren Co. Ltd.	51,930
6,488	Sekisui Chemical Co. Ltd.	79,548
4,948	Sekisui House Ltd.	77,765
8,798	Senko Co. Ltd.	56,502
1,895	Seven & i Holdings Co. Ltd.	84,267
6,310	Seven Bank Ltd.	26,793
280	Shimamura Co. Ltd.	31,226
550	Shimano, Inc.	87,980
535	Shin-Etsu Chemical Co. Ltd.	27,325
1,053	Ship Healthcare Holdings, Inc.	25,200
2,779	Shizuoka Bank Ltd. (The)	24,195
990	SIIX Corp.	28,584
350	SMC Corp.	79,073
1,320	SMS Co. Ltd.	25,844
542	SoftBank Group Corp.	23,986
1,210	Sohgo Security Services Co. Ltd.	59,094
4,340	Sotetsu Holdings, Inc.	25,318
1,760	START TODAY Co. Ltd.	56,040
4,178	Starts Corp., Inc.	81,910

1,103	Sugi Holdings Co. Ltd.	$56,988
2,090	Sumitomo Forestry Co. Ltd.	26,674
1,540	Sumitomo Mitsui Financial Group, Inc.	51,717
7,698	Sumitomo Osaka Cement Co. Ltd.	31,336
1,561	Sumitomo Realty & Development Co. Ltd.	43,761
6,626	Sumitomo Rubber Industries Ltd.	83,929
10,953	Sumitomo Warehouse Co. Ltd. (The)	56,786
1,300	Sundrug Co. Ltd.	86,146
1,271	Suruga Bank Ltd.	23,022
1,837	Suzuki Motor Corp.	56,391
1,274	Sysmex Corp.	81,959
2,090	T&D Holdings, Inc.	23,918
1,100	Taikisha Ltd.	23,676
3,300	Takashimaya Co. Ltd.	28,281
5,498	Tobu Railway Co., Ltd.	26,824
6,598	Toei Co. Ltd.	62,151
990	Toho Co. Ltd.	25,854
3,300	Tokyu Corp.	25,679
3,300	Toppan Printing Co. Ltd.	28,715
3,300	Toray Industries, Inc.	28,211
2,233	Totetsu Kogyo Co. Ltd.	54,104
839	Towa Pharmaceutical Co. Ltd.	46,799
6,598	Toyo Ink SC Holdings Co. Ltd.	24,844
19,794	Toyobo Co. Ltd.	25,970
1,210	Toyoda Gosei Co. Ltd.	26,137
1,100	Toyota Tsusho Corp.	25,269
2,042	TPR Co. Ltd.	54,145
7,227	Tsubakimoto Chain Co.	51,651
933	Tsumura & Co.	25,478
990	Tsuruha Holdings, Inc.	81,732
613	United Arrows Ltd.	29,700
3,637	USS Co. Ltd.	55,753
3,664	Valor Co. Ltd.	79,329
6,928	Wacom Co. Ltd.	26,473
880	West Japan Railway Co.	56,990
14,141	Yahoo! Japan Corp.	54,169
1,198	Yakult Honsha Co. Ltd.	55,052
1,289	Yamato Holdings Co. Ltd.	28,284
1,484	Yamazaki Baking Co. Ltd.	32,386
1,359	Yaoko Co. Ltd.	56,866
2,200	Yaskawa Electric Corp.	24,596
5,608	Yokohama Rubber Co. Ltd. (The)	84,055
3,850	Yondoshi Holdings, Inc.	87,296
3,300	Zeon Corp.	22,280

		10,526,118

	Jordan - 0.1%
858	Hikma Pharmaceuticals PLC	24,658

	Netherlands - 0.3%
884	Aalberts Industries NV	27,981
332	Heineken NV	28,837

		56,818

	New Zealand - 0.4%
7,397	Auckland International Airport Ltd.	26,712
4,870	Ryman Healthcare Ltd.	25,409
9,718	Sky Network Television Ltd.	28,805

		80,926

	Portugal - 0.1%
8,199	EDP-Energias de Portugal SA	28,629

	Singapore - 0.9%
26,775	ComfortDelGro Corp. Ltd.	53,634
12,882	Keppel Corp. Ltd.	45,882
9,907	Raffles Medical Group Ltd.	28,351
48,662	Sembcorp Marine Ltd.	53,636

		181,503

	South Korea - 3.9%
79	Amorepacific Corp.(a)	26,940
665	AMOREPACIFIC Group(a)	83,597

Schedule of Investments

1,285	Hanon Systems(a)	$56,270
437	Hanssem Co. Ltd.(a)	99,564
258	Hyundai Department Store Co. Ltd.(a)	27,773
539	Hyundai Glovis Co. Ltd.(a)	92,416
427	Hyundai Mobis Co. Ltd.(a)	92,593
477	Hyundai Motor Co.	53,466
676	Kia Motors Corp.	25,826
341	Korea Electric Terminal Co. Ltd.	28,576
98	LG Household & Health Care Ltd.	81,672
27	Orion Corp.(a)	23,264
25	Ottogi Corp.(a)	29,485
237	Samlip General Foods Co. Ltd.(a)	63,789
105	Samsung Fire & Marine Insurance Co. Ltd.	26,294

		811,525

	Spain - 1.7%
1,008	Enagas SA	29,340
822	Grupo Catalana Occidente SA	25,093
4,027	Iberdrola SA	28,339
2,585	Industria de Diseno Textil SA	84,715
6,439	Prosegur Compania de Seguridad SA	28,833
1,032	Red Electrica Corp. SA	83,265
792	Tecnicas Reunidas SA	26,244
2,626	Telefonica SA	27,852
468	Viscofan SA	28,001

		361,682

	Sweden - 3.2%
1,642	Alfa Laval AB	28,378
1,393	ASSA ABLOY AB, Class B	29,511
2,472	Atlas Copco AB, Class A	53,118
1,722	Axfood AB	30,083
3,398	Getinge AB, Class B	75,282
844	Hennes & Mauritz AB, Class B	27,633
2,801	Hexpol AB, Class B	24,896
2,034	Hufvudstaden AB, Class A	28,035
663	Industrial & Financial Systems, Class B	28,105
515	Indutrade AB	27,443
1,712	Intrum Justitia AB	56,743
822	Investor AB, Class A	26,984
992	JM AB	27,426
1,872	Loomis AB, Class B	56,013
1,745	NIBE Industrier AB, Class B	50,666
5,969	Nordnet AB, Class B(a)	23,806
4,430	Svenska Handelsbanken AB, Class A	55,716
1,937	SWECO AB, Class B	28,573

		678,411

	Switzerland - 1.8%
129	Bucher Industries AG	26,495
40	Comet Holding AG	24,516
66	EMS-CHEMIE HOLDING AG	27,676
36	Galenica AG	50,214
85	Geberit AG	30,120
16	Givaudan SA	29,889
1,160	Implenia AG	57,047
80	Partners Group Holding AG	28,849
148	Syngenta AG	54,469
133	U-Blox AG	26,731
97	VZ Holding AG	25,844

		381,850

	United Kingdom - 12.3%
7,089	Aberdeen Asset Management PLC	24,848
2,351	Admiral Group PLC	59,468
3,930	ARM Holdings PLC	56,167
1,198	Associated British Foods PLC	53,834
845	AstraZeneca PLC	53,789
1,970	Babcock International Group PLC	25,771
10,771	BBA Aviation PLC	25,015
2,069	Bellway PLC	81,812
1,807	Berendsen PLC	27,989
545	Berkeley Group Holdings PLC (The)	27,432
4,007	BG Group PLC	60,470

1,027	British American Tobacco PLC	$56,840
2,659	Britvic PLC	27,349
1,031	Bunzl PLC	27,465
3,234	Capita PLC	54,253
1,001	Cranswick PLC	29,750
648	Croda International PLC	26,333
2,079	Diageo PLC	55,717
5,174	Diploma PLC	49,069
5,012	DS Smith PLC	26,135
8,832	Elementis PLC	26,928
2,391	Essentra PLC	25,038
1,002	Fidessa Group PLC	26,778
2,576	Galliford Try PLC	54,507
2,098	Greene King PLC	26,301
1,500	Greggs PLC	22,243
4,551	Halma PLC	54,280
2,584	Hargreaves Lansdown PLC	50,382
6,555	Henderson Group PLC	25,844
6,328	Intermediate Capital Group PLC	52,609
6,832	International Personal Finance PLC	23,336
1,406	Intertek Group PLC	56,752
7,942	J Sainsbury PLC	27,801
836	Next PLC	82,386
10,969	Paragon Group of Cos. PLC (The)	49,298
588	Provident Financial PLC	24,626
626	Reckitt Benckiser Group PLC	55,606
1,019	Renishaw PLC	26,341
2,867	Restaurant Group PLC (The)	21,869
933	Rightmove PLC	52,934
11,601	Rotork PLC	28,291
942	SABMiller PLC	55,888
3,266	Sage Group PLC (The)	28,901
4,503	Savills PLC	48,438
8,700	Senior PLC	27,151
62,354	Serco Group PLC(a)	75,892
2,179	Spectris PLC	49,192
1,199	Spirax-Sarco Engineering PLC	52,164
1,259	SSE PLC	26,042
7,426	Standard Chartered PLC	50,089
1,336	Ted Baker PLC	57,024
1,964	Telecom Plus PLC	28,281
40,570	Tesco PLC(a)	100,040
1,130	Victrex PLC	24,877
2,211	WH Smith PLC	58,042
1,367	Whitbread PLC	77,953
25,558	WM Morrison Supermarkets PLC	63,683
3,764	WPP PLC	81,555

		2,568,868

	Total Investments (Cost $20,405,666)(b)-100.0%	20,953,340
	Other assets less liabilities-(0.0)%	(9,993)

	Net Assets-100.0%	$20,943,347

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,517,891. The net unrealized appreciation was $435,449, which consisted of aggregate gross unrealized appreciation of $1,888,303 and aggregate gross unrealized depreciation of $1,452,854.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2016

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 95.1%

	United States Government Obligations - 95.1%

	United States Treasury Notes - 9.9%
$8,542,000	4.625%, 02/15/17	$8,892,026
8,637,000	3.500%, 02/15/18	9,103,769
9,197,000	2.000%, 02/15/22	9,454,231

		27,450,026

	United States Treasury Bonds - 85.2%
7,010,000	8.875%, 02/15/19	8,675,695
6,824,000	8.500%, 02/15/20	8,786,303
6,751,000	7.875%, 02/15/21	8,884,289
6,588,000	7.125%, 02/15/23	8,992,620
6,858,000	6.250%, 08/15/23	9,067,161
6,081,000	7.625%, 02/15/25	8,993,702
6,646,000	6.000%, 02/15/26	9,104,628
6,249,000	6.625%, 02/15/27	9,108,405
6,491,000	6.125%, 11/15/27	9,258,042
6,814,000	5.250%, 02/15/29	9,220,991
6,200,000	6.250%, 05/15/30	9,291,642
19,731,000	5.375%, 02/15/31	27,729,375
20,524,000	4.500%, 02/15/36	27,493,745
6,624,000	4.750%, 02/15/37	9,161,045
6,986,000	4.375%, 02/15/38	9,214,967
7,928,000	3.500%, 02/15/39	9,201,276
6,707,000	4.625%, 02/15/40	9,141,822
6,521,000	4.750%, 02/15/41	9,064,575
8,421,000	3.125%, 02/15/42	9,131,850
8,448,000	3.125%, 02/15/43	9,114,268
7,691,000	3.625%, 02/15/44	9,095,961
9,651,000	2.500%, 02/15/45	9,136,216

		236,868,578

	Total Long-Term Investments (Cost $256,196,816)	264,318,604

	Short-Term Investments - 3.2%

	United States Government Obligations - 3.2%

	United States Treasury Notes -3.2%
8,837,000	4.500%, 02/15/16 (Cost $8,849,372)	8,851,581

Number of Shares
	Money Market Funds - 0.0%
113,790	Invesco Premier Portfolio – Institutional Class, 0.34%(a) (Cost $113,790)	113,790

	Total Short-Term Investments (Cost $8,963,162)	8,965,371

Total Investments (Cost $265,159,978)(b)-98.3%	$273,283,975
Other assets less liabilities-1.7%	4,744,614

Net Assets - 100.0%	$278,028,589

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $265,859,426. The net unrealized appreciation was $7,424,549, which consisted of aggregate gross unrealized appreciation of $8,402,913 and aggregate gross unrealized depreciation of $978,364.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 94.2%
	Ad Valorem Property Tax — 22.8%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,401,790
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,635,855
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,986,160
3,505,000	California State Ser. 09	7.350	11/01/39	5,027,011
4,500,000	California State Ser. 10	7.625	03/01/40	6,621,390
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,098,183
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,163,560
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,882,820
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,126,400
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,795,036
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,902,705
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,144,864
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,431,225
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,667,024
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	807,268
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,764,915
200,000	Delaware State Ser. 09D	5.200	10/01/26	219,288
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	622,425
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,088,270
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	693,935
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,113,530
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,219,990
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,377,140
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,102,250
9,300,000	Illinois State Ser. 10	6.900	03/01/35	9,590,997
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,301,200
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,108,944
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,692,000
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	224,778
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	360,717
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,320,360
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,133,110
5,140,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	7,235,629
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/49	7,249,950
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	617,590
860,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	1,072,996
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	241,252
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,962,845
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,118,590
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,901,380
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,187,060
2,710,000	New York City New York Ser. 10	5.817	10/01/31	3,053,249
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,986,954
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,137,400
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	947,357
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,116,480
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,099,430
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,595,290
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,056,820
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,108,940
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,281,300
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,095,280
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,294,980
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,948,380
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	5,000,842
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,172,080
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,036,010

Schedule of Investments

$200,000	Southwestern Community College District California Ser. 09B	7.130%	08/01/31	$229,428
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,397,800
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	743,357

				168,513,809

	College Revenue — 7.9%
4,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	4,934,360
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,198,340
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,204,320
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,635,105
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,846,750
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,441,330
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,228,000
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,087,200
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,149,380
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,382,800
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/39	559,440
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,236,590
905,000	Rutgers The State University of New Jersey	5.545	05/01/29	1,031,438
5,055,000	University of California Rev. Ser. 10	5.946	05/15/45	6,242,268
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,397,110
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,664,850
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	298,260
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	543,435
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,532,200
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,799,289
250,000	Wayne State University Ser. 09B	6.536	11/15/39	274,540

				58,687,005

	Electric Power Revenue — 11.2%
7,665,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	11,471,746
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,506,140
2,200,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	3,027,332
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	946,275
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,741,045
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,219,140
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,988,000
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,328,930
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	626,080
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,238,500
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,764,945
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	535,185
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	12,515,000
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,249,170
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,498,404
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,262,580
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	307,942
2,115,000	South Carolina State Public Service Auth. Rev. Ser. 10C	6.454	01/01/50	2,746,412
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,257,029
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,370,240
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,118,361
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,266,481

				82,984,937

	Fuel Sales Tax Revenue — 2.6%
2,250,000	Missouri Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,629,822

Schedule of Investments

$6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063%	05/01/24	$7,096,380
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,360,040
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,580,824
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,639,150

				19,306,216

	General Fund — 10.5%
17,590,000	California State Ser. 09	7.500	04/01/34	24,909,726
3,500,000	California State Ser. 09	7.300	10/01/39	4,929,225
4,500,000	California State Ser. 10	7.950	03/01/36	5,445,045
15,045,000	California State Ser. 10	7.600	11/01/40	22,551,101
7,655,000	California State Various Purpose Ser. 09	7.550	04/01/39	11,222,077
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,883,500
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,443,460

				77,384,134

	Government Fund/Grant Revenue — 1.1%
10,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	8,367,186

	Health, Hospital, Nursing Home Revenue — 1.4%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,247,990
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,351,220
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,134,375
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,027,040
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,599,510
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	613,980

				9,974,115

	Highway Tolls Revenue — 5.4%
2,375,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser. 10S3	6.907	10/01/50	3,324,406
3,085,000	Bay Area California Auth. Toll Bridge Rev. Sub. Lien Ser. 10S1	7.043	04/01/50	4,347,968
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	700,333
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	215,200
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	278,537
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	313,243
5,000,000	North Texas Tollway Auth. Rev. Sub.-Lien Ser. 10B-2	8.410	02/01/30	6,141,450
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	1,860,575
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,401,720
9,455,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	11,469,010
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,926,100
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,275,159

				40,253,701

	Hotel Occupancy Tax — 0.5%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,707,825

	Income Tax Revenue — 1.6%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,172,430
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	236,564
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,230,056
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,623,454
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,511,680

				11,774,184

	Lease Revenue — 3.8%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	346,317
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,149,160
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,212,960
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,068,576
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,079,240
145,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	149,411
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,189,340
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,303,538

Schedule of Investments

$500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757%	09/01/39	$577,040
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,186,840
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,132,860
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,294,940
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,087,470
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	558,680
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	4,008,030
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	609,115
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,702,840
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,021,120
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,546,573

				28,224,050

	Miscellaneous Revenue — 5.5%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	565,855
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	590,915
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,315,260
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,194,100
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,375,630
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	562,595
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,227,280
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,047,550
1,000,000	Mississippi State Ser. 10	5.245	11/01/34	1,169,560
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,256,110
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,188,334
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,182,350
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,224,340
5,000,000	Texas State Ser. 09	5.517	04/01/39	6,524,850

				40,424,729

	Port, Airport & Marina Revenue — 2.3%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,586,485
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	7,477,932
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	283,573
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,425,850

				16,773,840

	Sales Tax Revenue — 2.3%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/39	2,352,956
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	227,368
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/40	2,512,920
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	567,122
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,830,525
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,167,260
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,274,454
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	2,360,063
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,019,370

				17,312,038

	Sewer Revenue — 1.3%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,516,600
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,228,883
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,291,361
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,360,980
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,427,435
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	558,095
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	223,928
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	220,622

				9,827,904

	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,553,025

	Tax Increment Revenue — 0.3%
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,108,800

Schedule of Investments

$1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180%	08/01/39	$1,120,280

				2,229,080

	Transit Revenue — 5.7%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,451,988
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,286,675
6,770,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	9,112,826
12,095,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	16,592,284
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/40	8,154,726
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,126,096
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,179,968

				41,904,563

	Water Revenue — 7.8%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,727,235
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	234,120
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,894,750
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,285,240
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,507,762
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,539,620
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	604,770
1,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/39	1,587,259
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,177,550
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,112,360
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,577,560
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	6,883,789
3,255,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	4,094,790
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,119,810
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,220,490
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	614,620
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	655,520
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	644,505
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,694,500
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	6,500,904
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,289,760
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,380,540
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/40	2,062,254
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,695,150
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,144,790
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,452,238
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,409,938
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	632,405

				57,744,229

	Total Municipal Bonds (Cost $643,236,592)			696,946,570

Number of Shares
	Money Market Fund—3.7%
27,496,403	Invesco Premier Portfolio – Institutional Class, 0.34%(a) (Cost $27,496,403)			27,496,403

	Total Investments (Cost $670,732,995)(b)—97.9%			724,442,973
	Other assets less liabilities—2.1%			15,617,130

	Net Assets—100.0%			$740,060,103

Schedule of Investments

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM- Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $53,709,978, which consisted of aggregate gross unrealized appreciation of $60,857,169 and aggregate gross unrealized depreciation of $7,147,191.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.3%
	Ad Valorem Property Tax — 22.3%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL(a)	5.250%	08/01/17	$1,446,863
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	520,880
1,500,000	California State Ser. 15	5.000	08/01/45	1,753,275
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	1,155,030
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	891,920
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/44	2,325,620
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,127,650
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,717,155
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/17	533,925
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,690,755
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/17	533,925
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,590,785
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/40	1,694,850
1,000,000	Peralta Community College District Ser. 06A NATL(a)	5.000	08/01/16	1,024,070
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,106,391
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL(a)	5.000	08/01/17	534,000
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	424,184
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,158,260
1,000,000	San Diego California Unified School District (Election 2012) Ser.16F	5.000	07/01/40	1,182,890
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,299,780
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	1,923,587

				26,635,795

	College Revenue — 12.9%
3,875,000	California State Educational Facilities Auth. Rev. (California Institute of Technology) Ser. 09	5.000	11/01/39	4,381,966
2,100,000	California State University Rev. Ref. Ser. 15A	5.000	11/01/38	2,507,757
210,000	California State University Rev. Systemwide Ser. 07A AGM(a)	5.000	05/01/17	221,871
290,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	303,378
1,795,000	California State University Rev. Systemwide Ser.12A	5.000	11/01/37	2,111,351
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,344,560
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,772,760
1,500,000	University of California Rev. General Ser. 13AI	5.000	05/15/38	1,756,215

				15,399,858

	Electric Power Revenue — 7.1%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,262,240
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,376,760
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,171,390
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,162,390
400,000	Los Angeles California Water & Power Rev. (Power System) Sub.-Ser. 07A-1 AMBAC	5.000	07/01/39	423,944
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,082,780

				8,479,504

	General Fund — 5.4%
550,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	568,232
2,025,000	California State Ser. 10	5.250	11/01/40	2,374,272
1,020,000	California State Various Purpose Ser. 09	6.000	04/01/38	1,178,141
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,315,000

				6,435,645

	Health, Hospital, Nursing Home Revenue — 5.9%
1,000,000	California State Health Facilities Auth. Rev. Ref. (Sutter Health) Ser. 15A	5.000	08/15/43	1,159,510

Schedule of Investments

$500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000%	03/01/37	$530,735
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,054,610
1,000,000	California Statewide Communities Development Auth. Rev. (Kaiser Permanente) Ser. 12A	5.000	04/01/42	1,134,180
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,108,930
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000	11/01/43	1,153,370
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	955,811

				7,097,146

	Highway Tolls Revenue — 4.3%
4,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	5,152,365

	Lease Revenue — 10.7%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/39	618,008
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,688,775
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Figueroa Plaza) Ser. 07B1 NATL	4.750	08/01/37	486,683
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,125,950
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL	4.250	01/01/37	409,848
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	2,306,780
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,141,760
1,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. (Capital improvement Projects) Ser. 15A	5.000	10/15/44	1,151,890
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,308,640
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL	5.000	06/01/37	420,428
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,059,020

				12,717,782

	Miscellaneous Revenue — 5.4%
1,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	1,782,975
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/44	1,164,130
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/45	1,162,370
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,354,480

				6,463,955

	Port, Airport & Marina Revenue — 5.8%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/40	557,365
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/45	553,605
2,000,000	Los Angeles California Department of Airports Ref. Rev. Sub.-Ser. 15C	5.000	05/15/38	2,345,280
1,000,000	Los Angeles California Department of Airports Senior Los Angeles International Airport Ser. 10A	5.000	05/15/40	1,135,400
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,295,220

				6,886,870

	Recreational Revenue — 1.0%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ref. (Academy of Motion Picture Arts & Projects) Ser. 15	5.000	11/01/41	1,156,900

	Sales Tax Revenue — 1.3%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,514,400

	Sewer Revenue — 1.7%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM(a)	5.000	09/15/17	429,132
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	405,404
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	711,549
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	466,081

				2,012,166

Schedule of Investments

	Special Assessment — 1.4%
$1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625%	10/01/37	$1,657,380

	Special Tax — 2.5%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/38	3,024,398

	Tax Increment Revenue — 3.4%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,121,310
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/35	2,934,400

				4,055,710

	Water Revenue — 5.2%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL(a)	5.000	06/01/17	1,060,680
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/37	1,809,165
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,344,880
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	502,180
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM(a)	4.500	05/01/16	505,515

				6,222,420

	Total Investments (Cost $109,341,623)(b)(c)—96.3%			114,912,294
	Other assets less liabilities—3.7%			4,453,341

	Net Assets—100.0%			$119,365,635

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	23.1%
Assured Guaranty Corp.	9.3
National Public Finance Guarantee Corp.	6.5

(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $5,570,671, which consisted of aggregate gross unrealized appreciation of $5,612,275 and aggregate gross unrealized depreciation of $41,604.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income

Composite Portfolio (PCEF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 48.3%
2,888,771	Aberdeen Asia-Pacific Income Fund, Inc.	$12,883,919
1,166,257	AllianceBernstein Income Fund, Inc.	9,003,504
193,741	Babson Capital Global Short Duration High Yield Fund	3,008,798
378,966	BlackRock Core Bond Trust	4,839,396
951,405	BlackRock Credit Allocation Income Trust	11,654,711
449,052	BlackRock Income Trust, Inc.	2,905,366
358,987	BlackRock Limited Duration Income Trust	5,043,767
385,249	BlackRock Multi-Sector Income Trust	5,932,835
393,121	BlackRock Taxable Municipal Bond Trust	8,841,291
433,690	Blackstone/GSO Strategic Credit Fund	5,594,601
227,375	Brookfield Mortgage Opportunity Income Fund, Inc.	3,331,044
139,025	Brookfield Total Return Fund, Inc.	3,205,916
207,141	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	4,733,172
83,872	Cohen & Steers Select Preferred and Income Fund, Inc.	2,133,704
65,831	Cutwater Select Income Fund	1,214,582
861,325	DoubleLine Income Solutions Fund	13,540,029
66,268	DoubleLine Opportunistic Credit Fund	1,663,989
191,580	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,766,368
1,147,296	Eaton Vance Limited Duration Income Fund	14,146,160
177,818	Eaton Vance Short Duration Diversified Income Fund	2,318,747
91,875	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,148,437
171,709	First Trust Aberdeen Global Opportunity Income Fund	1,708,505
429,413	First Trust Intermediate Duration Preferred & Income Fund	9,374,086
115,786	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	2,685,077
203,914	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,059,928
59,283	Flaherty & Crumrine Total Return Fund, Inc.	1,173,211
262,537	Franklin Limited Duration Income Trust	2,814,397
90,038	Guggenheim Build America Bonds Managed Duration Trust	2,035,759
68,707	Invesco Bond Fund(a)	1,226,420
1,568,936	Invesco Senior Income Trust(a)	6,040,404
78,383	John Hancock Investors Trust	1,104,416
183,173	John Hancock Preferred Income Fund	3,718,412
151,506	John Hancock Preferred Income Fund II	3,024,060
269,464	John Hancock Preferred Income Fund III	4,861,131
428,119	John Hancock Premium Dividend Fund	5,993,666
531,269	MFS Charter Income Trust	4,149,211
196,401	MFS Government Markets Income Trust	1,060,565
820,948	MFS Intermediate Income Trust	3,735,313
768,674	MFS Multimarket Income Trust	4,258,454
160,965	Nuveen Build America Bond Fund	3,340,024
50,950	Nuveen Build America Bond Opportunity Fund	1,054,155
1,337,344	Nuveen Credit Strategies Income Fund	10,043,453
477,818	Nuveen Floating Rate Income Fund	4,701,729
235,295	Nuveen Global High Income Fund, Class I	2,974,129
138,783	Nuveen Preferred & Income Term Fund	3,280,830

854,372	Nuveen Preferred Income Opportunities Fund	$7,979,834
457,055	Nuveen Quality Preferred Income Fund	3,834,691
730,064	Nuveen Quality Preferred Income Fund II	6,585,177
208,696	Nuveen Quality Preferred Income Fund III	1,782,264
230,216	PIMCO Corporate & Income Strategy Fund	3,103,312
93,169	PIMCO Income Opportunity Fund	1,889,467
174,190	PIMCO Income Strategy Fund	1,618,225
404,796	PIMCO Income Strategy Fund II	3,404,334
183,380	PIMCO Strategic Income Fund, Inc.	1,578,902
221,497	Pioneer Floating Rate Trust	2,327,933
291,964	Prudential Short Duration High Yield Fund, Inc.	4,245,157
405,135	Putnam Master Intermediate Income Trust	1,750,183
1,029,679	Putnam Premier Income Trust	4,870,382
140,067	Stone Harbor Emerging Markets Income Fund	1,533,734
108,354	Strategic Global Income Fund, Inc.	945,930
415,665	TCW Strategic Income Fund, Inc.	2,169,771
1,175,361	Templeton Global Income Fund	7,357,760
110,983	Virtus Global Multi-Sector Income Fund	1,452,767
133,002	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,097,442
53,100	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,069,965
51,268	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,171,474
72,250	Western Asset Premier Bond Fund	869,890
619,803	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,439,753
292,450	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,091,197

		280,497,215

	Bonds/High Yield - 27.0%
825,634	AllianceBernstein Global High Income Fund, Inc.	8,908,591
1,122,449	BlackRock Corporate High Yield Fund, Inc.	10,786,735
1,858,558	BlackRock Debt Strategies Fund, Inc.	6,151,827
327,601	BlackRock Floating Rate Income Strategies Fund, Inc.	4,108,117
206,626	BlackRock Floating Rate Income Trust	2,510,506
222,661	Brookfield High Income Fund, Inc.	1,445,070
508,683	Credit Suisse Asset Management Income Fund, Inc.	1,378,531
685,343	Credit Suisse High Yield Bond Fund	1,452,927
106,943	Deutsche High Income Opportunities Fund, Inc.	1,367,801
225,280	Deutsche Multi-Market Income Trust	1,689,600
491,536	Dreyfus High Yield Strategies Fund	1,425,454
351,941	Eaton Vance Floating-Rate Income Trust	4,283,122
261,243	Eaton Vance Senior Floating-Rate Trust	3,150,591
354,663	First Trust High Income Long/Short Fund	4,869,523
230,979	First Trust Senior Floating Rate Income Fund II	2,771,748
127,100	Global High Income Fund, Inc.	1,073,995
40,170	Guggenheim Credit Allocation Fund	750,777
165,078	Ivy High Income Opportunities Fund	1,906,651
149,623	KKR Income Opportunities Fund	1,964,550
246,910	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,066,637
190,672	Neuberger Berman High Yield Strategies Fund, Inc.	1,866,679
231,839	New America High Income Fund, Inc. (The)	1,724,882
341,141	Nuveen Floating Rate Income Opportunity Fund	3,213,548
217,156	Nuveen NASDAQ 100 Dynamic Overwrite Fund	3,785,029
380,864	Nuveen Senior Income Fund	2,121,412
346,215	PIMCO Corporate & Income Opportunity Fund	4,535,416

Schedule of Investments

1,338,464	PIMCO Dynamic Credit Income Fund	$23,396,351
79,657	Pioneer Diversified High Income Trust	1,139,892
145,360	Pioneer High Income Trust	1,364,930
404,138	Prudential Global Short Duration High Yield Fund, Inc.	5,653,891
95,705	Stone Harbor Emerging Markets Total Income Fund	986,719
481,002	Templeton Emerging Markets Income Fund	4,569,519
1,279,807	Voya Prime Rate Trust	6,155,872
615,496	Wells Fargo Income Opportunities Fund	4,357,712
420,048	Wells Fargo Multi-Sector Income Fund	4,603,726
337,528	Western Asset Emerging Markets Debt Fund, Inc.	4,458,745
318,508	Western Asset Emerging Markets Income Fund, Inc.	3,041,751
310,636	Western Asset Global High Income Fund, Inc.	2,575,172
604,406	Western Asset High Income Fund II, Inc.	3,632,480
799,957	Western Asset High Income Opportunity Fund, Inc.	3,567,808
197,563	Western Asset High Yield Defined Opportunity Fund, Inc.	2,651,295
454,089	Western Asset Managed High Income Fund, Inc.	1,966,205
143,952	Western Asset Worldwide Income Fund, Inc.	1,394,895

		156,826,682

	Domestic Equity — 1.3%
202,898	BlackRock Science & Technology Trust	3,232,165
142,186	Cohen & Steers Global Income Builder, Inc.	1,225,643
201,564	GAMCO Natural Resources Gold & Income Trust	1,066,274
135,322	John Hancock Hedged Equity & Income Fund	1,879,623

		7,403,705

	Option Income — 23.4%
955,935	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	10,993,252
188,339	BlackRock Energy and Resources Trust	2,295,852
268,794	BlackRock Enhanced Capital and Income Fund, Inc.	3,475,506
1,864,425	BlackRock Enhanced Equity Dividend Trust	13,517,081
619,170	BlackRock Global Opportunities Equity Trust	7,077,113
38,165	BlackRock Health Sciences Trust	1,364,399
972,358	BlackRock International Growth and Income Trust	5,591,058
1,118,971	BlackRock Resources & Commodities Strategy Trust	7,194,984
71,928	Columbia Seligman Premium Technology Growth Fund, Inc.	1,183,935
320,258	Eaton Vance Enhanced Equity Income Fund	3,919,958
328,679	Eaton Vance Enhanced Equity Income Fund II	4,042,752
547,812	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,341,167
113,846	Eaton Vance Tax-Managed Buy-Write Income Fund	1,746,398
305,547	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,369,322
903,120	Eaton Vance Tax-Managed Diversified Equity Income Fund	9,545,978
560,043	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	5,779,644
2,133,638	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	17,389,150
177,970	First Trust Enhanced Equity Income Fund	2,165,895
166,428	Guggenheim Enhanced Equity Income Fund	1,158,339

171,786	Madison Covered Call & Equity Strategy Fund	$1,216,245
316,745	Nuveen Dow 30sm Dynamic Overwrite Fund	4,193,704
185,914	Nuveen Global Equity Income Fund	1,896,323
588,148	Nuveen S&P 500 Buy-Write Income Fund	7,175,406
112,658	Nuveen S&P 500 Dynamic Overwrite Fund	1,403,719
125,462	Voya Asia Pacific High Dividend Equity Income Fund	1,055,135
128,392	Voya Global Advantage and Premium Opportunity Fund	1,253,106
884,243	Voya Global Equity Dividend and Premium Opportunity Fund	5,791,792
198,134	Voya Infrastructure Industrials and Materials Fund	2,292,410
222,260	Voya Natural Resources Equity Income Fund	1,149,084

		135,578,707

	Total Investments (Cost $656,250,984)(b)-100.0%	580,306,309
	Other assets less liabilities-(0.0)%	(5,061)

	Net Assets-100.0%	$580,301,248

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in affilates for the three months ended January 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Bond Fund	$1,470,760	$58,879	$(272,729)	$(16,666)	$(13,824)(*)	$1,226,420	$110,640
Invesco Senior Income Trust	5,482,946	1,349,001	(349,990)	(413,006)	(28,547)	6,040,404	20,642

Total Investments in Affiliates	$6,953,706	$1,407,880	$(622,719)	$(429,672)	$(42,371)	$7,266,824	$131,282

(*)	Includes $3,462 of capital gains distributions from affiliated Underlying Funds.

(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $667,431,626. The net unrealized depreciation was $87,125,317, which consisted of aggregate gross unrealized appreciation of $12,151,408 and aggregate gross unrealized depreciation of $99,276,725.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 65.7%
		Brazil— 3.2%
CNH	14,000,000	Banco BTG Pactual SA, GMTN	4.100%	03/26/16	$2,071,270

		China— 31.5%
CNH	7,850,000	Agile Property Holdings Ltd.	6.500	02/28/17	1,143,539
CNH	8,000,000	Bank of China Ltd./Abu Dhabi, EMTN	3.600	06/30/17	1,189,152
CNH	10,000,000	Bank of Communications Co. Ltd.	3.300	03/20/16	1,509,192
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.050	12/16/16	1,479,701
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,441,644
CNH	10,000,000	China City Construction International Co. Ltd.	5.350	07/03/17	1,463,702
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	897,328
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,469,457
CNH	5,500,000	China Electronics Corp. Holdings Co. Ltd.	4.700	01/16/17	800,610
CNH	5,000,000	China Unicom Hong Kong Ltd., EMTN	4.000	04/16/17	740,437
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	743,812
CNH	7,870,000	Huaneng Power International, Inc.	3.850	02/05/16	1,192,627
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/18	745,764
CNH	4,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/18	586,549
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	712,634
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	736,683
CNH	6,000,000	Lenovo Group Ltd.	4.950	06/10/20	890,550
	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/18	719,040
CNH	5,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/18	724,775
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/17	734,620
CNH	3,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	448,217

					20,370,033

		France— 0.9%
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	582,237

		Germany— 1.3%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	149,217
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	716,512

					865,729

		Hong Kong— 8.6%
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/17	1,035,210
CNH	4,000,000	China Construction Bank Asia Corp. Ltd., EMTN	3.250	03/13/16	604,539
CNH	10,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/17	1,459,990
CNH	2,000,000	HKCG Finance Ltd., EMTN	1.400	04/11/16	300,228
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	699,367
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	150,574
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/18	587,808
CNH	5,000,000	Value Success International Ltd., Series 2, EMTN	4.000	11/21/16	745,205

					5,582,921

		Japan— 2.3%
CNH	10,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	1,478,925

		New Zealand— 2.0%
CNH	9,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/20	1,285,797

		Russia— 5.7%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,426,075
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, EMTN	3.600	02/04/16	2,274,389

					3,700,464

		Supranational— 3.3%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,427,960
CNH	5,000,000	International Finance Corp., GMTN	2.000	06/26/17	734,604

					2,162,564

		United Kingdom— 4.6%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	722,934
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,246,749

					2,969,683

Schedule of Investments

		United States— 2.3%
CNH	10,000,000	Caterpillar Financial Services Corp., EMTN	3.550%	06/23/18	$1,455,001

		Total Corporate Bonds
		(Cost $46,903,184)			42,524,624

		Sovereign Debt Obligations — 32.1%
		Canada— 2.3%
CNH	10,000,000	Province of British Columbia Canada	2.850	11/13/16	1,489,223

		China— 25.2%
CNH	5,000,000	China Government Bond	2.870	06/27/16	752,454
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,015,239
CNH	15,000,000	China Government Bond	2.600	11/22/16	2,243,287
CNH	5,000,000	China Government Bond	2.560	06/29/17	740,656
CNH	9,500,000	China Government Bond	1.940	08/18/18	1,371,434
CNH	5,000,000	China Government Bond	3.090	06/29/20	742,974
CNH	6,000,000	China Government Bond	2.480	12/01/20	861,184
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,414,912
CNH	6,500,000	China Government Bond	3.100	06/29/22	953,152
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,322,066
CNH	10,000,000	Export-Import Bank of China (The)	3.000	05/14/16	1,506,801
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	896,414
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,497,971

					16,318,544

		France— 2.3%
CNH	10,000,000	Caisse d’Amortissement de la Dette Sociale	3.800	02/06/17	1,506,464

		South Korea— 2.3%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/18	1,473,887

		Total Sovereign Debt Obligations (Cost $22,638,817)			20,788,118

	Number of Shares
		Money Market Fund—1.9%
	1,215,159	Invesco Premier Portfolio – Institutional Class, 0.34%(b) (Cost $1,215,159)			1,215,159

		Total Investments (Cost $70,757,160)(c)— 99.7%			64,527,901
		Other assets less liabilities—0.3%			198,833

		Net Assets—100.0%			$64,726,734

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $6,229,259, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $6,229,259.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 97.8%
	Brazil - 2.8%
$24,692,000	Brazilian Government International Bond	8.250%	01/20/34	$25,000,650
26,793,000	Brazilian Government International Bond	7.125	01/20/37	24,381,630
31,832,000	Brazilian Government International Bond	5.625	01/07/41	24,033,160

				73,415,440

	Colombia - 2.8%
22,931,000	Colombia Government International Bond	7.375	09/18/37	24,249,533
26,230,000	Colombia Government International Bond	6.125	01/18/41	24,525,050
28,032,000	Colombia Government International Bond	5.625	02/26/44	24,598,080

				73,372,663

	Croatia - 3.6%
28,497,000	Croatia Government International Bond(a)	6.625	07/14/20	31,139,954
28,043,000	Croatia Government International Bond(a)	6.375	03/24/21	30,447,687
28,890,000	Croatia Government International Bond(a)	6.000	01/26/24	31,125,075

				92,712,716

	Dominican Republic - 3.2%
29,313,000	Dominican Republic International Bond(a)	6.600	01/28/24	29,679,413
26,980,000	Dominican Republic International Bond(a)	7.450	04/30/44	26,170,600
29,671,000	Dominican Republic International Bond(a)	6.850	01/27/45	27,223,142

				83,073,155

	El Salvador - 2.7%
27,672,000	El Salvador Government International Bond(a)	8.250	04/10/32	24,282,180
29,720,000	El Salvador Government International Bond(a)	7.650	06/15/35	23,553,100
30,054,000	El Salvador Government International Bond(a)	7.625	02/01/41	23,479,688

				71,314,968

	Hungary - 3.5%
27,228,000	Hungary Government International Bond	5.750	11/22/23	30,581,564
27,883,000	Hungary Government International Bond	5.375	03/25/24	30,781,577
21,375,000	Hungary Government International Bond	7.625	03/29/41	29,230,313

				90,593,454

	Indonesia - 3.2%
21,452,000	Indonesia Government International Bond(a)	8.500	10/12/35	27,160,034
25,836,000	Indonesia Government International Bond(a)	6.625	02/17/37	27,845,059
23,001,000	Indonesia Government International Bond(a)	7.750	01/17/38	27,435,547

				82,440,640

	Latvia - 3.7%
47,699,000	Latvia Government International Bond(a)	2.750	01/12/20	48,359,345
41,749,000	Latvia Government International Bond(a)	5.250	06/16/21	47,402,190

				95,761,535

	Lithuania - 3.6%
26,166,000	Lithuania Government International Bond(a)	7.375	02/11/20	31,006,710
26,297,000	Lithuania Government International Bond(a)	6.125	03/09/21	30,537,391
25,991,000	Lithuania Government International Bond(a)	6.625	02/01/22	31,432,918

				92,977,019

	Mexico - 3.2%
25,684,000	Mexico Government International Bond, GMTN	6.050	01/11/40	27,738,720
26,696,000	Mexico Government International Bond, GMTN	5.550	01/21/45	27,029,700
30,456,000	Mexico Government International Bond	4.600	01/23/46	27,143,910

				81,912,330

	Morocco - 3.3%
45,393,000	Morocco Government International Bond(a)	4.250	12/11/22	45,754,328
42,760,000	Morocco Government International Bond(a)	5.500	12/11/42	41,263,400

				87,017,728

Schedule of Investments

	Pakistan - 3.6%
$30,368,000	Pakistan Government International Bond(a)	7.250%	04/15/19	$31,087,357
31,119,000	Pakistan Government International Bond(a)	6.750	12/03/19	31,598,699
30,617,000	Pakistan Government International Bond(a)	8.250	04/15/24	31,005,836

				93,691,892

	Panama - 3.4%
24,364,000	Panama Government International Bond	7.125	01/29/26	30,272,270
21,214,000	Panama Government International Bond	8.875	09/30/27	29,593,530
24,142,000	Panama Government International Bond	6.700	01/26/36	28,970,400

				88,836,200

	Peru - 3.2%
23,442,000	Peruvian Government International Bond	7.350	07/21/25	29,478,315
19,870,000	Peruvian Government International Bond	8.750	11/21/33	27,668,975
25,694,000	Peruvian Government International Bond	5.625	11/18/50	26,593,290

				83,740,580

	Philippines - 3.6%
19,149,000	Philippine Government International Bond	9.500	02/02/30	31,323,475
21,206,000	Philippine Government International Bond	7.750	01/14/31	31,025,056
23,302,000	Philippine Government International Bond	6.375	10/23/34	31,842,090

				94,190,621

	Poland - 3.6%
27,763,000	Poland Government International Bond	5.125	04/21/21	30,789,167
27,726,000	Poland Government International Bond	5.000	03/23/22	30,675,492
29,514,000	Poland Government International Bond	4.000	01/22/24	30,935,069

				92,399,728

	Qatar - 3.4%
18,996,000	Qatar Government International Bond(a)	9.750	06/15/30	28,964,151
23,965,000	Qatar Government International Bond(a)	6.400	01/20/40	29,409,177
26,027,000	Qatar Government International Bond(a)	5.750	01/20/42	29,644,753

				88,018,081

	Romania - 3.6%
39,351,000	Romanian Government International Bond, EMTN(a)	6.750	02/07/22	46,593,552
44,986,000	Romanian Government International Bond, EMTN(a)	4.375	08/22/23	47,407,596

				94,001,148

	Russia - 4.1%
34,800,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/23	35,494,260
36,600,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/42	35,103,938
36,000,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/43	35,270,352

				105,868,550

	Serbia - 3.5%
29,092,000	Serbia International Bond(a)	5.875	12/03/18	30,531,414
30,706,000	Serbia International Bond(a)	4.875	02/25/20	31,359,117
26,541,000	Serbia International Bond(a)	7.250	09/28/21	29,828,899

				91,719,430

	Slovenia - 3.6%
27,576,000	Slovenia Government International Bond(a)	5.500	10/26/22	31,106,914
26,686,000	Slovenia Government International Bond(a)	5.850	05/10/23	30,685,297
27,920,000	Slovenia Government International Bond(a)	5.250	02/18/24	31,155,258

				92,947,469

	South Africa - 3.2%
28,160,000	South Africa Government International Bond(b)	5.875	09/16/25	29,449,981
25,482,000	South Africa Government International Bond(b)	6.250	03/08/41	26,195,496
29,330,000	South Africa Government International Bond	5.375	07/24/44	26,837,537

				82,483,014

	South Korea - 3.6%
26,102,000	Korea International Bond	7.125	04/16/19	30,521,069
28,847,000	Korea International Bond	3.875	09/11/23	31,963,918
26,954,000	Korea International Bond	4.125	06/10/44	32,051,810

				94,536,797

Schedule of Investments

	Sri Lanka— 3.3%
$29,909,000	Sri Lanka Government International Bond(a)	6.250%	10/04/20	$28,741,233
30,579,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	28,894,678
31,603,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	28,674,129

				86,310,040

	Turkey— 3.4%
23,326,000	Turkey Government International Bond	8.000	02/14/34	29,491,622
25,816,000	Turkey Government International Bond	6.875	03/17/36	29,379,382
24,070,000	Turkey Government International Bond	7.250	03/05/38	28,616,582

				87,487,586

	Ukraine— 6.7%
60,755,000	Ukraine Government International Bond(a)	7.750	09/01/19	57,534,985
61,391,000	Ukraine Government International Bond(a)	7.750	09/01/20	57,891,713
62,522,000	Ukraine Government International Bond(a)	7.750	09/01/21	58,426,809

				173,853,507

	Uruguay— 3.3%
24,393,000	Uruguay Government International Bond	8.000	11/18/22	30,338,794
22,602,000	Uruguay Government International Bond(b)	7.875	01/15/33	27,687,450
22,317,000	Uruguay Government International Bond	7.625	03/21/36	27,338,325

				85,364,569

	Venezuela— 3.1%
67,496,000	Venezuela Government International Bond(a)(b)	7.000	12/01/18	25,142,260
81,725,000	Venezuela Government International Bond(a)(b)	7.750	10/13/19	27,990,813
84,580,000	Venezuela Government International Bond(a)(b)	6.000	12/09/20	27,699,950

				80,833,023

	Total Sovereign Debt Obligations (Cost $2,736,019,651)			2,540,873,883

Number of Shares
	Money Market Fund—0.6%
15,281,270	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $15,281,270)			15,281,270

	Total Investments (excluding investment purchased with cash collateral from securities on loan) (Cost $2,751,300,921)-98.4%			2,556,155,153

	Investment Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.6%
40,932,275	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(c)(d) (Cost $40,932,275)			40,932,275

	Total Investments (Cost $2,792,233,196)(e)—100.0%			2,597,087,428
	Other assets less liabilities—0.0%			764,389

	Net Assets—100.0%			$2,597,851,817

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $1,512,540,901, which represented 58.22% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,795,888,560. The net unrealized depreciation was $198,801,132, which consisted of aggregate gross unrealized appreciation of $19,693,155 and aggregate gross unrealized depreciation of $218,494,287.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

January 31, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 96.5%
		Brazil— 10.7%
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$96,443
BRL	850,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	174,141
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	77,129

					347,713

		Chile— 3.7%
CLP	80,000,000	Chile Government International Bond(b)	6.000	01/01/20	120,000

		China— 4.6%
CNH	1,000,000	China Government Bond	2.560	06/29/17	148,131

		Colombia— 3.6%
COP	300,000,000	Colombian TES, Series B	7.000	05/04/22	85,056
COP	100,000,000	Colombian TES, Series B	10.000	07/24/24	32,887

					117,943

		Czech Republic— 4.4%
CZK	700,000	Czech Republic Government Bond, Series 58	5.700	05/25/24	40,322
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	102,117

					142,439

		Hungary— 3.6%
HUF	10,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	38,000
HUF	20,000,000	Hungary Government Bond, Series 19/A	6.500	06/24/19	80,130

					118,130

		Indonesia— 9.4%
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	166,886
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	68,907
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	67,157

					302,950

		Israel— 3.4%
ILS	350,000	Israel Government Bond, Series 0122	5.500	01/31/22	110,336

		Malaysia— 4.6%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	74,352
MYR	300,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	73,047

					147,399

		Mexico— 7.0%
MXN	1,000,000	Mexican Bonos, Series M	5.000	06/15/17	56,097
MXN	500,000	Mexican Bonos, Series M	6.500	06/09/22	28,835
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	143,222

					228,154

		Peru— 4.5%
PEN	150,000	Peru Government Bond	7.840	08/12/20	45,438
PEN	180,000	Peru Government Bond	8.200	08/12/26	54,168
PEN	175,000	Peru Government Bond	6.900	08/12/37	44,590

					144,196

		Philippines— 3.9%
PHP	2,500,000	Philippine Government Bond, Series 1059	4.125	08/20/24	52,087
PHP	2,600,000	Philippine Government Bond, Series 2017	8.000	07/19/31	75,312

					127,399

		Poland— 4.0%
PLN	125,000	Poland Government Bond, Series 0719	3.250	07/25/19	32,033
PLN	250,000	Poland Government Bond, Series 0922	5.750	09/23/22	72,834
PLN	100,000	Poland Government Bond, Series 1016	4.750	10/25/16	25,108

					129,975

		Russia— 9.9%
RUB	14,000,000	Russian Federal Bond - OFZ, Series 6209	7.600	07/20/22	165,224
RUB	13,000,000	Russian Federal Bond - OFZ, Series 6210	6.800	12/11/19	156,170

					321,394

		South Africa— 4.0%
ZAR	1,400,000	South Africa Government Bond, Series R186	10.500	12/21/26	95,825
ZAR	650,000	South Africa Government Bond, Series R213	7.000	02/28/31	32,586

					128,411

Schedule of Investments

		South Korea— 6.8%
KRW	175,000,000	Korea Treasury Bond, Series 2106	4.250%	06/10/21	$164,546
KRW	60,000,000	Korea Treasury Bond, Series 2409	3.000	09/10/24	54,203

					218,749

		Thailand— 4.4%
THB	1,000,000	Thailand Government Bond	3.250	06/16/17	28,700
THB	1,500,000	Thailand Government Bond	3.875	06/13/19	45,172
THB	2,250,000	Thailand Government Bond	3.580	12/17/27	69,613

					143,485

		Turkey— 4.0%
TRY	50,000	Turkey Government Bond	8.300	06/20/18	16,142
TRY	330,000	Turkey Government Bond	10.500	01/15/20	111,914

					128,056

		Total Sovereign Debt Obligations (Cost $4,361,707)			3,124,860

	Number of Shares
		Money Market Fund—1.9%
	61,948	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $61,948)			61,948

		Total Investments (Cost $4,423,655)(d)—98.4%			3,186,808
		Other assets less liabilities—1.6%			51,340

		Net Assets—100.0%			$3,238,148

Investment Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

ZAR - South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $120,000, which represented 3.71% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,236,847, which consisted of aggregate gross unrealized appreciation of $1,088 and aggregate gross unrealized depreciation of $1,237,935.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.4%
	Advertising— 0.7%
$2,380,000	Lamar Media Corp.	5.875%	02/01/22	$2,484,125
2,258,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/25	2,304,560

				4,788,685

	Aerospace/Defense— 1.0%
1,300,000	Aerojet Rocketdyne Holdings, Inc.	7.125	03/15/21	1,326,000
2,853,000	Orbital ATK, Inc.(a)	5.500	10/01/23	2,910,060
2,600,000	Triumph Group, Inc.	4.875	04/01/21	2,080,000

				6,316,060

	Airlines— 1.0%
6,018,000	US Airways Group, Inc.	6.125	06/01/18	6,168,450

	Apparel— 1.0%
2,500,000	Hanesbrands, Inc.	6.375	12/15/20	2,594,675
1,844,000	William Carter Co. (The)	5.250	08/15/21	1,908,540
1,685,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,752,400

				6,255,615

	Auto Manufacturers— 2.1%
6,786,000	General Motors Co.	3.500	10/02/18	6,831,398
6,261,000	General Motors Co.	4.875	10/02/23	6,339,538

				13,170,936

	Auto Parts & Equipment— 3.0%
2,199,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,204,497
3,000,000	Dana Holding Corp.	5.375	09/15/21	2,906,250
5,099,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/23	5,239,222
4,200,000	Lear Corp.	5.250	01/15/25	4,383,750
3,189,000	Tenneco, Inc.	6.875	12/15/20	3,324,533
1,700,000	Titan International, Inc.	6.875	10/01/20	1,252,016

				19,310,268

	Banks— 2.1%
2,450,000	CIT Group, Inc.	4.250	08/15/17	2,480,625
2,500,000	CIT Group, Inc.	5.000	08/15/22	2,534,437
3,000,000	Discover Bank	7.000	04/15/20	3,439,209
2,600,000	First Horizon National Corp.	3.500	12/15/20	2,598,651
2,000,000	Synovus Financial Corp.	5.125	06/15/17	2,045,000

				13,097,922

	Beverages— 0.6%
1,700,000	Constellation Brands, Inc.	7.250	05/15/17	1,797,750
1,900,000	Constellation Brands, Inc.	4.250	05/01/23	1,949,875

				3,747,625

	Building Materials— 2.1%
1,500,000	Griffon Corp.	5.250	03/01/22	1,438,125
2,400,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,401,085
1,591,000	Masco Corp.	6.125	10/03/16	1,632,763
1,800,000	Masco Corp.	4.450	04/01/25	1,804,500
3,270,000	Owens Corning	4.200	12/15/22	3,319,423
2,400,000	Vulcan Materials Co.	7.500	06/15/21	2,776,800

				13,372,696

	Chemicals— 3.3%
1,700,000	A Schulman, Inc.(a)	6.875	06/01/23	1,538,500
3,550,000	Ashland, Inc.	3.875	04/15/18	3,652,062
2,100,000	Blue Cube Spinco, Inc.(a)	9.750	10/15/23	2,268,000
3,600,000	Celanese US Holdings LLC	4.625	11/15/22	3,501,000
2,110,000	Chemtura Corp.	5.750	07/15/21	2,104,725

Schedule of Investments

$2,400,000	Eagle Spinco, Inc.	4.625%	02/15/21	$2,334,000
2,050,000	Huntsman International LLC	4.875	11/15/20	1,829,625
2,200,000	Huntsman International LLC(a)	5.125	11/15/22	1,903,000
2,121,000	PolyOne Corp.	5.250	03/15/23	2,086,534

				21,217,446

	Coal— 0.4%
4,100,000	CONSOL Energy, Inc.	5.875	04/15/22	2,670,125

	Commercial Services— 3.9%
1,900,000	ADT Corp. (The)	2.250	07/15/17	1,890,500
2,000,000	ADT Corp. (The)	3.500	07/15/22	1,815,000
4,900,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	4,673,375
5,906,000	Hertz Corp. (The)	6.750	04/15/19	5,920,765
4,020,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	3,972,363
2,712,000	Service Corp. International	5.375	05/15/24	2,881,500
3,516,000	United Rentals North America, Inc.	7.625	04/15/22	3,634,665

				24,788,168

	Computers— 1.3%
2,050,000	IHS, Inc.	5.000	11/01/22	2,057,688
3,125,000	Leidos Holdings, Inc.	4.450	12/01/20	3,054,978
3,200,000	NCR Corp.	6.375	12/15/23	3,177,984

				8,290,650

	Cosmetics/Personal Care— 0.6%
2,600,000	Avon Products, Inc.	6.500	03/01/19	2,106,000
2,900,000	Avon Products, Inc.	6.750	03/15/23	1,877,750

				3,983,750

	Distribution/Wholesale— 0.7%
1,850,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,702,000
2,880,000	LKQ Corp.	4.750	05/15/23	2,728,800

				4,430,800

	Diversified Financial Services— 2.9%
900,000	Aircastle Ltd.	6.250	12/01/19	951,750
1,000,000	Aircastle Ltd.	5.125	03/15/21	990,000
7,425,000	Ally Financial, Inc.	8.000	03/15/20	8,334,562
1,900,000	CoreLogic, Inc.	7.250	06/01/21	1,980,750
3,500,000	Discover Financial Services	3.750	03/04/25	3,381,231
1,200,000	Enova International, Inc.	9.750	06/01/21	870,000
2,600,000	Walter Investment Management Corp.	7.875	12/15/21	1,891,500

				18,399,793

	Electric— 3.6%
1,000,000	AES Corp.	7.375	07/01/21	1,035,000
4,500,000	Calpine Corp.	5.750	01/15/25	4,061,250
900,000	Dynegy, Inc.	6.750	11/01/19	873,000
1,095,000	Dynegy, Inc.	5.875	06/01/23	892,425
3,925,000	FirstEnergy Corp., Series A	2.750	03/15/18	3,951,607
3,950,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,047,510
3,092,000	IPALCO Enterprises, Inc.	5.000	05/01/18	3,246,600
2,500,000	NRG Energy, Inc.	7.625	01/15/18	2,537,500
2,700,000	NRG Energy, Inc.	6.250	07/15/22	2,241,000

				22,885,892

	Electrical Components & Equipment— 0.9%
1,370,000	Anixter, Inc.	5.625	05/01/19	1,412,813
1,600,000	Anixter, Inc.	5.125	10/01/21	1,566,000
2,900,000	WESCO Distribution, Inc.	5.375	12/15/21	2,726,000

				5,704,813

	Electronics— 1.6%
6,010,000	Flextronics International Ltd.	5.000	02/15/23	6,130,200
1,900,000	Jabil Circuit, Inc.	8.250	03/15/18	2,073,375
2,100,000	Jabil Circuit, Inc.	4.700	09/15/22	2,013,375

				10,216,950

Schedule of Investments

	Engineering & Construction— 0.8%
$3,200,000	AECOM	5.875%	10/15/24	$3,200,000
2,500,000	MasTec, Inc.	4.875	03/15/23	2,106,250

				5,306,250

	Entertainment— 2.6%
2,400,000	AMC Entertainment, Inc.	5.750	06/15/25	2,451,000
2,865,000	Cinemark USA, Inc.	4.875	06/01/23	2,825,606
650,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	638,625
600,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/23	577,500
2,800,000	International Game Technology	7.500	06/15/19	3,008,057
1,625,000	National CineMedia LLC	6.000	04/15/22	1,671,719
1,850,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	1,933,250
3,480,000	Regal Entertainment Group	5.750	03/15/22	3,514,800

				16,620,557

	Environmental Control— 0.4%
1,365,000	Covanta Holding Corp.	7.250	12/01/20	1,382,063
1,400,000	Covanta Holding Corp.	5.875	03/01/24	1,228,500

				2,610,563

	Food— 2.3%
1,700,000	B&G Foods, Inc.	4.625	06/01/21	1,702,125
1,855,000	Darling Ingredients, Inc.	5.375	01/15/22	1,824,856
1,000,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.(a)	5.875	01/15/24	1,037,500
1,650,000	Post Holdings, Inc.	7.375	02/15/22	1,744,875
5,000,000	SUPERVALU, Inc.	6.750	06/01/21	4,237,500
2,200,000	TreeHouse Foods, Inc.	4.875	03/15/22	2,200,000
1,900,000	WhiteWave Foods Co. (The)	5.375	10/01/22	2,023,500

				14,770,356

	Food Service— 0.7%
4,500,000	Aramark Services, Inc.(a)	5.125	01/15/24	4,657,500

	Healthcare-Products— 0.4%
2,170,000	Alere, Inc.	7.250	07/01/18	2,251,375

	Healthcare-Services— 7.8%
900,000	Acadia Healthcare Co., Inc.	5.625	02/15/23	852,750
1,800,000	Amsurg Corp.	5.625	07/15/22	1,813,500
1,408,000	Centene Corp.	5.750	06/01/17	1,460,800
1,500,000	Centene Corp.	4.750	05/15/22	1,447,500
4,400,000	CHS/Community Health Systems, Inc.	6.875	02/01/22	4,004,000
4,800,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,836,000
4,984,000	HCA, Inc.	6.500	02/15/20	5,507,320
5,350,000	HCA, Inc.	5.000	03/15/24	5,430,250
3,750,000	Health Net, Inc.	6.375	06/01/17	3,932,812
2,100,000	HealthSouth Corp.	5.750	11/01/24	2,083,389
1,100,000	Kindred Healthcare, Inc.	8.000	01/15/20	1,009,250
1,200,000	Kindred Healthcare, Inc.	6.375	04/15/22	981,000
2,700,000	LifePoint Health, Inc.	5.500	12/01/21	2,747,250
2,600,000	Molina Healthcare, Inc.(a)	5.375	11/15/22	2,600,000
4,200,000	Tenet Healthcare Corp.	6.000	10/01/20	4,462,500
3,181,000	Universal Health Services, Inc.	7.125	06/30/16	3,256,549
2,900,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,961,625

				49,386,495

	Holding Companies-Diversified— 0.6%
4,000,000	Leucadia National Corp.	5.500	10/18/23	3,811,388

	Home Builders— 2.3%
1,445,000	CalAtlantic Group, Inc.	8.375	05/15/18	1,600,338
700,000	CalAtlantic Group, Inc.	8.375	01/15/21	803,250
2,100,000	Centex LLC	6.500	05/01/16	2,128,875
1,400,000	D.R. Horton, Inc.	3.750	03/01/19	1,407,000
1,370,000	D.R. Horton, Inc.	4.375	09/15/22	1,370,000
800,000	KB Home	4.750	05/15/19	772,000
700,000	KB Home	7.000	12/15/21	661,500

Schedule of Investments

$1,300,000	Lennar Corp.	4.500%	11/15/19	$1,342,250
1,300,000	Lennar Corp.	4.750	05/30/25	1,248,000
750,000	Toll Brothers Finance Corp.	8.910	10/15/17	828,750
855,000	Toll Brothers Finance Corp.	5.875	02/15/22	893,475
300,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/19	292,500
300,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/24	292,500
840,000	William Lyon Homes, Inc.	8.500	11/15/20	871,500

				14,511,938

	Home Furnishings— 0.3%
995,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,052,213
1,000,000	Tempur Sealy International, Inc.(a)	5.625	10/15/23	1,025,000

				2,077,213

	Household Products/Wares— 0.5%
3,400,000	Spectrum Brands, Inc.(a)	5.750	07/15/25	3,502,000

	Housewares— 0.4%
2,500,000	Scotts Miracle-GRO Co. (The)(a)	6.000	10/15/23	2,625,000

	Insurance— 1.5%
3,600,000	CNO Financial Group, Inc.	5.250	05/30/25	3,649,500
3,294,000	Genworth Holdings, Inc., MTN	6.515	05/22/18	2,709,315
3,291,000	Genworth Holdings, Inc.	7.625	09/24/21	2,270,790
1,300,000	Radian Group, Inc.	5.250	06/15/20	1,192,750

				9,822,355

	Internet— 1.6%
1,470,000	Expedia, Inc.	5.950	08/15/20	1,607,916
1,400,000	Expedia, Inc.	4.500	08/15/24	1,343,616
200,000	IAC/InterActiveCorp	4.750	12/15/22	172,750
1,900,000	Match Group, Inc.(a)	6.750	12/15/22	1,909,500
2,500,000	Netflix, Inc.(a)	5.875	02/15/25	2,590,625
2,650,000	VeriSign, Inc.	4.625	05/01/23	2,610,250

				10,234,657

	Iron/Steel— 1.5%
1,200,000	Allegheny Technologies, Inc.	9.375	06/01/19	891,600
1,350,000	Allegheny Technologies, Inc.	7.625	08/15/23	897,750
2,855,000	Commercial Metals Co.	7.350	08/15/18	2,926,375
3,500,000	Steel Dynamics, Inc.	5.125	10/01/21	3,281,250
3,792,000	United States Steel Corp.	7.375	04/01/20	1,820,160

				9,817,135

	Leisure Time— 0.6%
1,900,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	1,935,625
2,100,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,163,000

				4,098,625

	Lodging— 1.4%
2,500,000	Choice Hotels International, Inc.	5.750	07/01/22	2,650,000
1,200,000	FelCor Lodging LP	6.000	06/01/25	1,218,000
2,200,000	MGM Resorts International	8.625	02/01/19	2,453,000
2,400,000	MGM Resorts International	6.625	12/15/21	2,478,000

				8,799,000

	Machinery-Construction & Mining— 0.4%
2,575,000	Terex Corp.	6.000	05/15/21	2,330,375

	Machinery-Diversified— 1.0%
2,066,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,165,168
2,650,000	SPX FLOW, Inc.	6.875	09/01/17	2,812,313
1,400,000	Zebra Technologies Corp.	7.250	10/15/22	1,459,500

				6,436,981

	Media— 5.4%
2,035,000	AMC Networks, Inc.	7.750	07/15/21	2,167,275
2,000,000	Cablevision Systems Corp.	8.625	09/15/17	2,080,000

Schedule of Investments

$2,700,000	CCO Holdings LLC / CCO Holdings Capital Corp.(a)	5.125%	05/01/23	$2,706,750
2,800,000	CCO Safari II LLC(a)	3.579	07/23/20	2,818,060
4,500,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,185,000
2,100,000	CSC Holdings LLC	6.750	11/15/21	2,079,000
3,143,000	DISH DBS Corp.	7.125	02/01/16	3,143,000
3,100,000	DISH DBS Corp.	6.750	06/01/21	3,169,750
1,100,000	LIN Television Corp.	5.875	11/15/22	1,111,000
1,950,000	McClatchy Co. (The)	9.000	12/15/22	1,725,750
3,850,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	3,919,800
2,050,000	Sinclair Television Group, Inc.	6.125	10/01/22	2,116,625
2,910,000	Tribune Media Co.(a)	5.875	07/15/22	2,910,000

				34,132,010

	Mining— 1.0%
2,850,000	Alcoa, Inc.	5.550	02/01/17	2,912,728
2,700,000	Alcoa, Inc.	5.400	04/15/21	2,428,218
1,400,000	Hecla Mining Co.	6.875	05/01/21	850,500

				6,191,446

	Miscellaneous Manufacturing— 0.7%
2,550,000	Harsco Corp.	5.750	05/15/18	1,861,500
2,900,000	Trinity Industries, Inc.	4.550	10/01/24	2,597,069

				4,458,569

	Office/Business Equipment— 0.5%
3,100,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	3,270,500

	Oil & Gas— 7.8%
2,300,000	Atwood Oceanics, Inc.	6.500	02/01/20	828,000
1,400,000	Carrizo Oil & Gas, Inc.	6.250	04/15/23	985,250
3,000,000	Concho Resources, Inc.	5.500	04/01/23	2,735,970
4,131,000	Denbury Resources, Inc.	4.625	07/15/23	1,383,885
700,000	Diamondback Energy, Inc.	7.625	10/01/21	700,000
3,000,000	Energen Corp.	4.625	09/01/21	2,361,423
1,500,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/20	645,000
1,500,000	EP Energy LLC/Everest Acquisition Finance, Inc.	6.375	06/15/23	532,500
1,575,000	Laredo Petroleum, Inc.	5.625	01/15/22	1,126,125
700,000	Matador Resources Co.	6.875	04/15/23	605,500
4,300,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,502,100
3,300,000	Newfield Exploration Co.	5.625	07/01/24	2,780,250
900,000	Oasis Petroleum, Inc.	7.250	02/01/19	564,750
900,000	Oasis Petroleum, Inc.	6.875	03/15/22	526,500
1,990,000	Parker Drilling Co.	6.750	07/15/22	1,213,900
3,100,000	PBF Holding Co. LLC/PBF Finance Corp.(a)	7.000	11/15/23	2,840,375
1,200,000	PDC Energy, Inc.	7.750	10/15/22	1,146,000
3,075,000	QEP Resources, Inc.	6.875	03/01/21	2,352,375
2,675,000	Range Resources Corp.	5.000	03/15/23	2,099,875
900,000	Rice Energy, Inc.	6.250	05/01/22	686,250
700,000	RSP Permian, Inc.	6.625	10/01/22	626,500
900,000	Sanchez Energy Corp.	6.125	01/15/23	364,500
2,450,000	SM Energy Co.	6.125	11/15/22	1,421,000
2,285,000	Stone Energy Corp.	7.500	11/15/22	616,950
2,608,000	Tesoro Corp.	4.250	10/01/17	2,673,200
2,623,000	Tesoro Corp.	5.375	10/01/22	2,531,195
2,350,000	Unit Corp.	6.625	05/15/21	1,539,250
3,373,000	Western Refining, Inc.	6.250	04/01/21	3,086,295
1,800,000	Whiting Petroleum Corp.	5.000	03/15/19	1,177,875
1,650,000	Whiting Petroleum Corp.	5.750	03/15/21	1,043,625
1,500,000	WPX Energy, Inc.	5.250	01/15/17	1,443,750
3,800,000	WPX Energy, Inc.	6.000	01/15/22	2,223,000

				49,363,168

	Oil & Gas Services— 0.5%
2,078,000	Bristow Group, Inc.	6.250	10/15/22	1,439,015
1,792,000	Forum Energy Technologies, Inc.	6.250	10/01/21	1,442,560

				2,881,575

	Packaging & Containers— 2.6%
4,022,000	Ball Corp.	4.000	11/15/23	3,881,230
3,000,000	Berry Plastics Corp.	5.500	05/15/22	2,996,250

Schedule of Investments

$4,200,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500%	01/15/23	$4,179,000
3,000,000	Graphic Packaging International, Inc.	4.750	04/15/21	3,045,000
2,450,000	Silgan Holdings, Inc.	5.000	04/01/20	2,508,188

				16,609,668

	Pipelines— 1.6%
5,056,000	ONEOK, Inc.	4.250	02/01/22	3,513,920
1,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	968,000
1,700,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	1,500,250
6,546,000	Williams Cos., Inc. (The)	4.550	06/24/24	4,297,259

				10,279,429

	Real Estate— 0.1%
780,000	Kennedy-Wilson, Inc.	5.875	04/01/24	746,850

	REITs— 3.3%
3,800,000	Crown Castle International Corp.	5.250	01/15/23	4,061,250
1,500,000	DuPont Fabros Technology LP	5.875	09/15/21	1,552,500
2,701,000	Equinix, Inc.	5.375	04/01/23	2,809,040
4,200,000	Iron Mountain, Inc.	5.750	08/15/24	4,163,250
1,300,000	iStar, Inc.	4.000	11/01/17	1,228,500
1,600,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,664,000
2,300,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/23	2,302,875
1,500,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,533,750
800,000	Vereit Operating Partnership LP	2.000	02/06/17	790,600
700,000	Vereit Operating Partnership LP	4.600	02/06/24	660,625

				20,766,390

	Retail— 6.7%
2,400,000	Asbury Automotive Group, Inc.	6.000	12/15/24	2,358,000
3,700,000	Best Buy Co., Inc.	5.000	08/01/18	3,815,625
3,604,000	Best Buy Co., Inc.	5.500	03/15/21	3,644,545
3,700,000	Dollar Tree, Inc.(a)	5.750	03/01/23	3,917,375
2,600,000	Group 1 Automotive, Inc.	5.000	06/01/22	2,486,250
3,150,000	L Brands, Inc.	6.900	07/15/17	3,362,625
3,187,000	L Brands, Inc.	5.625	02/15/22	3,429,212
3,360,000	Penske Automotive Group, Inc.	5.750	10/01/22	3,351,600
3,200,000	PVH Corp.	4.500	12/15/22	3,120,000
2,340,000	QVC, Inc.	3.125	04/01/19	2,322,307
2,335,000	QVC, Inc.	4.375	03/15/23	2,241,544
2,500,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,621,875
6,500,000	Yum! Brands, Inc.	3.750	11/01/21	5,915,000

				42,585,958

	Semiconductors— 1.1%
2,620,000	Amkor Technology, Inc.	6.625	06/01/21	2,531,575
5,325,000	Micron Technology, Inc.	5.500	02/01/25	4,220,062

				6,751,637

	Software— 0.2%
1,351,000	SS&C Technologies Holdings, Inc.(a)	5.875	07/15/23	1,401,663

	Telecommunications— 6.8%
4,300,000	CenturyLink, Inc., Series S	6.450	06/15/21	4,211,334
2,200,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,249,500
1,000,000	CyrusOne LP/CyrusOne Finance Corp.	6.375	11/15/22	1,020,000
4,365,000	Embarq Corp.	7.082	06/01/16	4,452,300
2,551,000	Frontier Communications Corp.	8.500	04/15/20	2,538,245
2,800,000	Frontier Communications Corp.	7.125	01/15/23	2,345,000
1,216,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,336,080
1,200,000	Hughes Satellite Systems Corp.	7.625	06/15/21	1,297,500
3,900,000	Level 3 Financing, Inc.	5.375	08/15/22	3,973,125
2,200,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,290,750
5,520,000	T-Mobile USA, Inc.	6.250	04/01/21	5,644,200
5,800,000	T-Mobile USA, Inc.	6.500	01/15/26	5,829,000
1,600,000	ViaSat, Inc.	6.875	06/15/20	1,686,000
2,788,000	Windstream Services LLC	7.750	10/15/20	2,321,010
3,300,000	Windstream Services LLC	6.375	08/01/23	2,400,750

				43,594,794

Schedule of Investments

	Transportation— 0.2%
1,750,000	Hornbeck Offshore Services, Inc.	5.875%	04/01/20	$1,058,750

	Total Corporate Bonds (Cost $673,913,549)			626,578,814

Number of Shares
	Money Market Fund—0.3%
2,167,534	Invesco Premier Portfolio – Institutional Class, 0.34%(b) (Cost $2,167,534)			2,167,534

	Total Investments (Cost $676,081,083)(c)— 98.7%			628,746,348
	Other assets less liabilities—1.3%			7,965,212

	Net Assets—100.0%			$636,711,560

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $45,160,908, which represented 7.09% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $47,334,735, which consisted of aggregate gross unrealized appreciation of $2,643,898 and aggregate gross unrealized depreciation of $49,978,633.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 98.9%
	Advertising — 0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/24	$100,024
50,000	Omnicom Group, Inc.	3.625	05/01/22	51,454

				151,478

	Aerospace/Defense — 2.9%
50,000	Boeing Co. (The)	4.875	02/15/20	56,281
100,000	General Dynamics Corp.	1.000	11/15/17	99,943
100,000	General Dynamics Corp.	2.250	11/15/22	97,607
300,000	L-3 Communications Corp.	5.200	10/15/19	320,228
35,000	L-3 Communications Corp.	3.950	05/28/24	33,316
100,000	Lockheed Martin Corp.	4.250	11/15/19	108,758
50,000	Northrop Grumman Corp.	3.250	08/01/23	51,047
100,000	Raytheon Co.	3.125	10/15/20	104,683
100,000	United Technologies Corp.	1.800	06/01/17	100,916
100,000	United Technologies Corp.	3.100	06/01/22	103,511

				1,076,290

	Agriculture — 2.5%
100,000	Altria Group, Inc.	9.700	11/10/18	120,227
100,000	Altria Group, Inc.	2.850	08/09/22	100,468
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	109,951
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/19	116,583
75,000	Philip Morris International, Inc.	5.650	05/16/18	81,952
125,000	Philip Morris International, Inc.	3.250	11/10/24	129,566
100,000	Reynolds American, Inc.	6.875	05/01/20	116,820
50,000	Reynolds American, Inc.	3.250	11/01/22	50,681
100,000	Reynolds American, Inc.	4.450	06/12/25	106,279

				932,527

	Apparel — 0.4%
150,000	NIKE, Inc.	2.250	05/01/23	150,050

	Auto Manufacturers — 0.8%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	104,893
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	110,522
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,215

				315,630

	Auto Parts & Equipment — 0.3%
100,000	Johnson Controls, Inc.	4.250	03/01/21	104,892

	Banks — 10.2%
150,000	Bank of America Corp., MTN	6.875	04/25/18	164,683
200,000	Bank of America Corp., MTN	3.300	01/11/23	197,303
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	158,138
100,000	Bank of New York Mellon Corp. (The), GMTN	2.150	02/24/20	100,260
100,000	BB&T Corp., MTN	2.450	01/15/20	101,379
100,000	Branch Banking & Trust Co.	3.625	09/16/25	102,347
50,000	Capital One Financial Corp.	4.750	07/15/21	54,369
150,000	Capital One NA, Series BKNT	1.650	02/05/18	148,950
250,000	Citigroup, Inc.	6.125	11/21/17	269,419
100,000	Citigroup, Inc.	4.500	01/14/22	107,804
100,000	Citizens Bank NA, MTN	2.450	12/04/19	100,124
50,000	Discover Bank	4.200	08/08/23	51,020
100,000	Fifth Third Bancorp	4.300	01/16/24	103,919
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	108,372
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	56,781
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,150
150,000	JPMorgan Chase & Co.	6.000	01/15/18	161,684
100,000	JPMorgan Chase & Co.	4.500	01/24/22	107,949

Schedule of Investments

$50,000	KeyCorp, MTN	5.100%	03/24/21	$55,606
100,000	Morgan Stanley, GMTN	6.625	04/01/18	109,283
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/24	101,687
150,000	Northern Trust Corp.	3.950	10/30/25	160,137
100,000	PNC Funding Corp.	2.700	09/19/16	100,960
100,000	Regions Financial Corp.	2.000	05/15/18	99,481
100,000	State Street Corp.	2.875	03/07/16	100,224
100,000	State Street Corp.	3.550	08/18/25	105,125
200,000	SunTrust Bank, Series BKNT	2.750	05/01/23	194,484
100,000	SunTrust Banks, Inc.	3.600	04/15/16	100,328
100,000	US Bancorp, MTN	2.950	07/15/22	100,935
100,000	US Bank NA, Series BKNT	2.125	10/28/19	100,631
100,000	Wells Fargo & Co.	5.625	12/11/17	107,469
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	156,853

				3,837,854

	Beverages — 1.8%
150,000	Coca-Cola Co. (The)	1.650	11/01/18	152,178
100,000	Coca-Cola Co. (The)	2.875	10/27/25	100,441
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	111,332
100,000	Molson Coors Brewing Co.	3.500	05/01/22	102,014
100,000	PepsiCo, Inc.	7.900	11/01/18	116,770
100,000	PepsiCo, Inc.	2.750	03/01/23	101,665

				684,400

	Biotechnology — 1.0%
175,000	Biogen, Inc.	4.050	09/15/25	179,533
100,000	Celgene Corp.	3.875	08/15/25	101,144
100,000	Gilead Sciences, Inc.	3.650	03/01/26	102,277

				382,954

	Chemicals — 2.8%
100,000	Dow Chemical Co. (The)	8.550	05/15/19	117,092
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	109,267
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/23	94,702
50,000	Eastman Chemical Co.	2.400	06/01/17	50,309
100,000	Eastman Chemical Co.	3.600	08/15/22	97,139
100,000	Ecolab, Inc.	3.000	12/08/16	101,430
150,000	LyondellBasell Industries NV	5.000	04/15/19	158,389
65,000	Monsanto Co.	3.375	07/15/24	61,434
148,000	Mosaic Co. (The)	4.250	11/15/23	143,773
100,000	Praxair, Inc.	4.500	08/15/19	108,563

				1,042,098

	Commercial Services — 0.8%
150,000	Automatic Data Processing, Inc.	3.375	09/15/25	155,743
50,000	Block Financial LLC	5.500	11/01/22	53,302
100,000	Western Union Co. (The)	5.930	10/01/16	102,974

				312,019

	Computers — 2.8%
100,000	Apple, Inc.	1.000	05/03/18	99,535
150,000	Apple, Inc.	2.400	05/03/23	147,358
100,000	Computer Sciences Corp.	6.500	03/15/18	108,008
200,000	EMC Corp.	1.875	06/01/18	191,320
100,000	EMC Corp.	3.375	06/01/23	80,942
100,000	HP, Inc.	3.750	12/01/20	102,478
50,000	International Business Machines Corp.	5.700	09/14/17	53,583
100,000	International Business Machines Corp.	3.625	02/12/24	103,451
100,000	NetApp, Inc.	3.375	06/15/21	99,833
100,000	Seagate HDD Cayman	4.750	01/01/25	80,294

				1,066,802

	Cosmetics/Personal Care — 1.0%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	151,140
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	110,447
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	105,658

				367,245

Schedule of Investments

	Distribution/Wholesale — 0.3%
$100,000	Ingram Micro, Inc.	4.950%	12/15/24	$98,558

	Diversified Financial Services — 2.9%
100,000	American Express Co.	7.000	03/19/18	110,935
100,000	American Express Co.	3.625	12/05/24	99,828
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	55,820
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	111,553
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,091
150,000	Jefferies Group LLC	5.125	04/13/18	155,855
200,000	Jefferies Group LLC	6.875	04/15/21	225,707
150,000	MasterCard, Inc.	3.375	04/01/24	155,422
100,000	NASDAQ, Inc.	5.550	01/15/20	109,398

				1,079,609

	Electric — 5.1%
18,000	American Electric Power Co., Inc.	1.650	12/15/17	17,913
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	114,493
100,000	Consumers Energy Co.	6.700	09/15/19	116,117
100,000	Duke Energy Corp.	3.050	08/15/22	99,812
100,000	Duke Energy Corp.	3.750	04/15/24	102,015
50,000	Duke Energy Progress LLC	5.300	01/15/19	55,152
100,000	Entergy Texas, Inc.	7.125	02/01/19	113,791
100,000	Exelon Corp.(a)	3.950	06/15/25	100,346
100,000	Florida Power & Light Co.	3.250	06/01/24	103,973
100,000	Georgia Power Co.	4.250	12/01/19	107,464
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	164,880
50,000	NiSource Finance Corp.	6.400	03/15/18	54,638
100,000	NiSource Finance Corp.	6.125	03/01/22	115,778
30,000	Ohio Power Co., Series M	5.375	10/01/21	33,843
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	105,610
150,000	PPL Capital Funding, Inc.	3.400	06/01/23	151,097
100,000	Southern California Edison Co.	3.875	06/01/21	107,826
100,000	Virginia Electric and Power Co.	5.400	04/30/18	107,604
150,000	Xcel Energy, Inc.	4.700	05/15/20	162,680

				1,935,032

	Electrical Components & Equipment — 0.3%
100,000	Emerson Electric Co.	4.875	10/15/19	110,671

	Electronics — 0.7%
100,000	Agilent Technologies, Inc.	3.875	07/15/23	102,386
100,000	Amphenol Corp.	2.550	01/30/19	100,690
50,000	Honeywell International, Inc.	5.000	02/15/19	55,353

				258,429

	Engineering & Construction — 0.1%
50,000	Fluor Corp.	3.375	09/15/21	51,523

	Environmental Control — 0.6%
100,000	Republic Services, Inc.	3.550	06/01/22	104,356
100,000	Waste Management, Inc.	4.750	06/30/20	110,110

				214,466

	Food — 2.6%
100,000	Campbell Soup Co.	4.250	04/15/21	107,298
100,000	ConAgra Foods, Inc.	3.200	01/25/23	97,251
65,000	Kellogg Co.	4.450	05/30/16	65,769
100,000	Kellogg Co.	4.000	12/15/20	107,544
100,000	Kroger Co. (The)	6.150	01/15/20	114,633
300,000	Mondelez International, Inc.	4.125	02/09/16	300,165
100,000	Mondelez International, Inc.	4.000	02/01/24	103,419
100,000	Sysco Corp.	3.750	10/01/25	103,044

				999,123

	Forest Products & Paper — 0.6%
100,000	International Paper Co.	7.950	06/15/18	113,319

Schedule of Investments

$100,000	International Paper Co.	4.750%	02/15/22	$107,487

				220,806

	Gas — 0.3%
100,000	Sempra Energy	6.500	06/01/16	101,770

	Hand/Machine Tools — 0.3%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	99,595

	Healthcare-Products — 2.2%
150,000	Abbott Laboratories	5.125	04/01/19	165,278
100,000	Baxter International, Inc.	1.850	06/15/18	99,854
100,000	Becton Dickinson and Co.	3.734	12/15/24	102,492
100,000	Boston Scientific Corp.	3.850	05/15/25	99,571
150,000	St. Jude Medical, Inc.	3.250	04/15/23	150,116
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	107,670
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/25	97,617

				822,598

	Healthcare-Services — 2.3%
200,000	Aetna, Inc.	2.750	11/15/22	197,763
100,000	Anthem, Inc.	2.250	08/15/19	98,747
100,000	Anthem, Inc.	3.125	05/15/22	98,388
200,000	Humana, Inc.	3.150	12/01/22	198,236
100,000	Quest Diagnostics, Inc.	4.700	04/01/21	107,651
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	152,104

				852,889

	Household Products/Wares — 0.6%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	214,753

	Housewares — 0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/21	103,773

	Insurance — 5.8%
100,000	ACE INA Holdings, Inc.	3.350	05/03/26	102,196
100,000	Aflac, Inc.	3.625	06/15/23	104,044
200,000	Allstate Corp. (The)	3.150	06/15/23	203,607
100,000	American International Group, Inc.	4.875	06/01/22	106,805
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	109,599
100,000	Brown & Brown, Inc.	4.200	09/15/24	101,412
100,000	Chubb Corp. (The)	5.750	05/15/18	109,465
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	220,238
150,000	Lincoln National Corp.	8.750	07/01/19	180,803
150,000	Loews Corp.	2.625	05/15/23	144,981
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	221,127
100,000	MetLife, Inc.	6.750	06/01/16	101,943
150,000	Prudential Financial, Inc., MTN	3.500	05/15/24	148,909
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	109,445
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	108,204
100,000	Voya Financial, Inc.	5.500	07/15/22	112,011

				2,184,789

	Internet — 1.4%
100,000	Amazon.com, Inc.	2.500	11/29/22	98,693
100,000	eBay, Inc.	2.600	07/15/22	95,163
55,000	Google, Inc.	2.125	05/19/16	55,270
100,000	Google, Inc.	3.625	05/19/21	108,064
150,000	Symantec Corp.	4.200	09/15/20	156,326

				513,516

	Iron/Steel — 0.3%
100,000	Nucor Corp.	5.750	12/01/17	105,673

Schedule of Investments

	Leisure Time — 0.3%
$100,000	Carnival Corp.	1.875%	12/15/17	$99,771

	Lodging — 0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	102,136

	Machinery-Construction & Mining — 0.6%
200,000	Caterpillar, Inc.	3.900	05/27/21	214,392

	Machinery-Diversified — 0.8%
150,000	Cummins, Inc.	3.650	10/01/23	155,899
150,000	Deere & Co.	2.600	06/08/22	149,235

				305,134

	Media — 3.0%
95,000	21st Century Fox America, Inc.	6.900	03/01/19	108,223
100,000	CBS Corp.	2.300	08/15/19	99,669
100,000	NBCUniversal Media LLC	5.150	04/30/20	112,421
5,000	Scripps Networks Interactive, Inc.	2.700	12/15/16	5,048
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/24	97,071
100,000	Time Warner Cable, Inc.	8.250	04/01/19	115,241
100,000	Time Warner, Inc.	4.875	03/15/20	108,481
100,000	Time Warner, Inc.	3.550	06/01/24	98,370
200,000	Viacom, Inc.	4.250	09/01/23	191,846
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/17	99,976
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/22	100,191

				1,136,537

	Metal Fabricate/Hardware — 0.3%
100,000	Precision Castparts Corp.	1.250	01/15/18	99,710

	Mining — 0.3%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/22	43,000
100,000	Newmont Mining Corp.	3.500	03/15/22	90,234

				133,234

	Miscellaneous Manufacturing — 2.6%
200,000	3M Co., GMTN	2.000	06/26/22	198,458
100,000	Eaton Corp.	1.500	11/02/17	99,609
100,000	Eaton Corp.	2.750	11/02/22	97,886
150,000	General Electric Co.	2.700	10/09/22	152,831
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	113,430
100,000	Illinois Tool Works, Inc.	3.500	03/01/24	104,962
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	110,963
100,000	Tyco International Finance SA	3.900	02/14/26	101,796

				979,935

	Office/Business Equipment — 0.5%
100,000	Pitney Bowes, Inc.	4.625	03/15/24	98,813
100,000	Xerox Corp.	6.350	05/15/18	106,734

				205,547

	Oil & Gas — 6.8%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	101,518
115,000	Apache Corp.	3.250	04/15/22	103,471
100,000	Chevron Corp.	1.104	12/05/17	99,286
200,000	Chevron Corp.	2.355	12/05/22	191,248
100,000	Cimarex Energy Co.	4.375	06/01/24	87,689
100,000	ConocoPhillips	5.750	02/01/19	104,809
150,000	ConocoPhillips Co.	2.400	12/15/22	128,415
150,000	DeVon Energy Corp.	3.250	05/15/22	119,428
150,000	EOG Resources, Inc.	5.625	06/01/19	162,202
100,000	EOG Resources, Inc.	2.625	03/15/23	92,644
100,000	Equities Corp.	4.875	11/15/21	90,428
250,000	Exxon Mobil Corp.	1.819	03/15/19	251,252
100,000	Hess Corp.	8.125	02/15/19	103,146
100,000	Marathon Oil Corp.	5.900	03/15/18	93,052

Schedule of Investments

$100,000	Marathon Oil Corp.	2.800%	11/01/22	$68,557
200,000	Marathon Petroleum Corp.	5.125	03/01/21	204,475
100,000	Murphy Oil Corp.	3.700	12/01/22	57,857
100,000	Noble Energy, Inc.	4.150	12/15/21	90,514
36,000	Occidental Petroleum Corp.	1.750	02/15/17	35,947
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	104,069
100,000	Pioneer Natural Resources Co.	3.950	07/15/22	93,159
100,000	Southwestern Energy Co.	4.100	03/15/22	63,875
100,000	Valero Energy Corp.	6.125	02/01/20	108,494

				2,555,535

	Oil & Gas Services — 1.5%
150,000	Baker Hughes, Inc.	3.200	08/15/21	147,985
150,000	FMC Technologies, Inc.	3.450	10/01/22	131,817
200,000	Halliburton Co.	3.800	11/15/25	187,708
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	88,966

				556,476

	Pharmaceuticals — 5.6%
50,000	AbbVie, Inc.	1.750	11/06/17	49,957
200,000	AbbVie, Inc.	2.900	11/06/22	196,825
100,000	Actavis Funding SCS	3.800	03/15/25	101,652
100,000	AmerisourceBergen Corp.	1.150	05/15/17	99,347
100,000	AmerisourceBergen Corp.	3.500	11/15/21	103,316
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	99,118
100,000	Cardinal Health, Inc.	3.200	03/15/23	99,864
100,000	Eli Lilly & Co.	5.200	03/15/17	104,836
150,000	Express Scripts Holding Co.	3.125	05/15/16	150,928
100,000	Johnson & Johnson	3.375	12/05/23	108,566
100,000	McKesson Corp.	3.250	03/01/16	100,186
100,000	McKesson Corp.	3.796	03/15/24	101,493
15,000	Mead Johnson Nutrition Co.	4.900	11/01/19	16,279
100,000	Merck & Co., Inc.	2.750	02/10/25	99,109
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/19	167,684
100,000	Mylan, Inc.	4.200	11/29/23	98,985
100,000	Pfizer, Inc.	6.200	03/15/19	113,138
100,000	Pfizer, Inc.	3.000	06/15/23	103,106
100,000	Zoetis, Inc.	1.875	02/01/18	99,351
100,000	Zoetis, Inc.	3.250	02/01/23	95,652

				2,109,392

	Pipelines — 1.3%
100,000	Kinder Morgan, Inc.	4.300	06/01/25	86,987
100,000	Spectra Energy Capital LLC	6.200	04/15/18	105,683
100,000	Spectra Energy Partners LP	4.750	03/15/24	97,022
150,000	Williams Partners LP	5.250	03/15/20	125,057
100,000	Williams Partners LP	3.600	03/15/22	73,118

				487,867

	Real Estate — 0.3%
100,000	ProLogis LP	4.250	08/15/23	105,909

	REITs — 3.1%
100,000	American Tower Corp.	4.500	01/15/18	104,353
150,000	Boston Properties LP	4.125	05/15/21	159,574
75,000	Brixmor Operating Partnership LP	3.850	02/01/25	73,699
150,000	ERP Operating LP	4.625	12/15/21	167,250
100,000	HCP, Inc.	5.375	02/01/21	110,265
150,000	Hospitality Properties Trust	5.000	08/15/22	155,111
150,000	Kimco Realty Corp.	3.200	05/01/21	152,617
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	135,071
100,000	Weyerhaeuser Co.	7.375	10/01/19	113,618

				1,171,558

	Retail — 6.8%
100,000	Coach, Inc.	4.250	04/01/25	96,289
200,000	Costco Wholesale Corp.	1.700	12/15/19	201,372
45,000	CVS Health Corp.	5.750	06/01/17	47,551
100,000	CVS Health Corp.	3.875	07/20/25	103,559
100,000	Dollar General Corp.	4.125	07/15/17	103,313

Schedule of Investments

$150,000	Dollar General Corp.	3.250%	04/15/23	$146,404
150,000	Gap, Inc. (The)	5.950	04/12/21	156,141
150,000	Home Depot, Inc. (The)	5.400	03/01/16	150,574
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	103,180
100,000	Lowe’s Cos., Inc.	3.120	04/15/22	103,564
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	134,986
100,000	McDonald’s Corp., MTN	5.350	03/01/18	107,417
100,000	McDonald’s Corp., MTN	2.625	01/15/22	99,075
100,000	Nordstrom, Inc.	4.000	10/15/21	106,347
100,000	Staples, Inc.	4.375	01/12/23	98,035
100,000	Starbucks Corp.	3.850	10/01/23	108,513
125,000	Target Corp.	6.000	01/15/18	136,369
100,000	Target Corp.	2.900	01/15/22	102,902
100,000	Walgreens Boots Alliance, Inc.	3.800	11/18/24	98,623
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	347,520

				2,551,734

	Semiconductors — 2.4%
100,000	Applied Materials, Inc.	4.300	06/15/21	108,662
200,000	Intel Corp.	3.300	10/01/21	211,715
100,000	Lam Research Corp.	2.750	03/15/20	98,820
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	202,435
100,000	QUALCOMM, Inc.	3.450	05/20/25	97,437
100,000	Xilinx, Inc.	2.125	03/15/19	99,982
100,000	Xilinx, Inc.	3.000	03/15/21	102,136

				921,187

	Software — 2.3%
200,000	Adobe Systems, Inc.	3.250	02/01/25	201,515
100,000	CA, Inc.	5.375	12/01/19	109,033
100,000	Fidelity National Information Services, Inc.	5.000	10/15/25	104,559
100,000	Microsoft Corp.	1.625	12/06/18	101,403
200,000	Microsoft Corp.	2.000	11/03/20	202,080
50,000	Microsoft Corp.	2.700	02/12/25	49,768
100,000	Oracle Corp.	5.750	04/15/18	109,546

				877,904

	Telecommunications — 3.0%
250,000	AT&T, Inc.	5.500	02/01/18	267,781
105,000	AT&T, Inc.	3.400	05/15/25	100,790
15,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	2.381	12/15/17	15,077
100,000	Cisco Systems, Inc.	5.500	02/22/16	100,307
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,032
100,000	Cisco Systems, Inc.	3.625	03/04/24	106,350
100,000	Qwest Corp.	6.750	12/01/21	104,500
100,000	Verizon Communications, Inc.	2.625	02/21/20	100,672
200,000	Verizon Communications, Inc.	5.150	09/15/23	221,612

				1,127,121

	Textiles — 0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	102,978

	Toys/Games/Hobbies — 0.3%
100,000	Mattel, Inc.	2.350	05/06/19	99,616

	Transportation — 1.8%
130,000	CSX Corp.	6.250	03/15/18	142,096
100,000	CSX Corp.	3.700	10/30/20	105,236
100,000	FedEx Corp.	8.000	01/15/19	116,799
100,000	Norfolk Southern Corp.	5.750	04/01/18	108,107
100,000	Norfolk Southern Corp.	3.000	04/01/22	100,615
100,000	United Parcel Service, Inc.	3.125	01/15/21	105,223

				678,076

	Water — 0.3%
100,000	American Water Capital Corp.	6.085	10/15/17	107,512

	Total Corporate Bonds (Cost $37,358,543)			37,121,073

Schedule of Investments

Number of Shares
	Money Market Fund — 0.3%
122,626	Invesco Premier Portfolio – Institutional Class, 0.34%(b) (Cost $122,626)	$122,626

	Total Investments (Cost $37,481,169)(c)—99.2%	37,243,699
	Other assets less liabilities—0.8%	291,152

	Net Assets — 100.0%	$37,534,851

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $100,346, which represented 0.27% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $37,502,181. The net unrealized depreciation was $258,482, which consisted of aggregate gross unrealized appreciation of $390,580 and aggregate gross unrealized depreciation of $649,062.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 84.5%
	Australia — 0.3%
$95,000	Qantas Airways Ltd.(a)	6.050%	04/15/16	$95,784

	Azerbaijan — 0.3%
100,000	State Oil Co. of the Azerbaijan Republic	5.450	02/09/17	102,008

	Brazil — 2.2%
100,000	Banco Fibra SA, MTN(a)	4.500	04/19/16	95,605
200,000	Marfrig Holdings Europe BV(a)	8.375	05/09/18	193,000
100,000	Petrobras Global Finance BV	2.000	05/20/16	99,375
100,000	Petrobras Global Finance BV	3.500	02/06/17	95,250
100,000	Petrobras Global Finance BV	3.250	03/17/17	94,250
100,000	Petrobras Global Finance BV	5.875	03/01/18	87,452

				664,932

	Canada — 0.7%
100,000	Bombardier, Inc.(a)	7.500	03/15/18	94,000
100,000	Telesat Canada/Telesat LLC(a)	6.000	05/15/17	101,000
100,000	Tervita Corp.(a)	10.875	02/15/18	18,500

				213,500

	China — 2.1%
200,000	Big Will Investments Ltd.	10.875	04/29/16	202,500
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	98,025
200,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/18	160,000
200,000	Zoomlion HK SPV Co. Ltd.(a)	6.875	04/05/17	200,000

				660,525

	Costa Rica — 0.6%
200,000	Banco de Costa Rica(a)	5.250	08/12/18	199,300

	Croatia — 0.5%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/17	158,813

	Cyprus — 0.3%
150,000	Drill Rigs Holdings, Inc.(a)	6.500	10/01/17	80,250

	France — 0.7%
200,000	Alcatel-Lucent USA, Inc.(a)	4.625	07/01/17	209,000

	Georgia — 0.7%
200,000	Bank of Georgia JSC, EMTN(a)	7.750	07/05/17	207,016

	Germany — 0.4%
49,000	Hanson Ltd.	6.125	08/15/16	49,857
88,000	Hapag-Lloyd AG(a)	9.750	10/15/17	89,760

				139,617

	India — 1.5%
200,000	Indian Overseas Bank, EMTN	4.625	02/21/18	205,424
100,000	Vedanta Resources PLC(a)	6.750	06/07/16	97,499
200,000	Vedanta Resources PLC(a)	9.500	07/18/18	144,068

				446,991

Schedule of Investments

	Indonesia — 0.9%
$100,000	Gajah Tunggal Tbk PT(a)	7.750%	02/06/18	$60,000
100,000	Majapahit Holding BV(a)	7.750	10/17/16	104,250
100,000	Majapahit Holding BV(a)	7.250	06/28/17	105,870

				270,120

	Italy — 0.9%
100,000	Telecom Italia Capital SA	6.999	06/04/18	108,000
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/17	154,752

				262,752

	Kazakhstan — 2.2%
100,000	ATF Bank JSC(a)	9.000	05/11/16	99,025
100,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	101,508
100,000	Kazkommertsbank JSC, EMTN(a)	7.500	11/29/16	96,384
200,000	Kazkommertsbank JSC(a)	8.500	05/11/18	181,000
200,000	Samruk-Energy JSC, EMTN	3.750	12/20/17	194,760

				672,677

	Luxembourg — 1.4%
150,000	Aguila 3 SA(a)	7.875	01/31/18	153,000
100,000	ArcelorMittal	5.500	02/25/17	98,250
100,000	ArcelorMittal	6.125	06/01/18	91,500
100,000	Intelsat Luxembourg SA	6.750	06/01/18	73,750

				416,500

	Mexico — 1.5%
200,000	Cemex SAB de CV(a)	9.500	06/15/18	208,000
100,000	Grupo Elektra SAB de CV(a)	7.250	08/06/18	91,300
150,000	Grupo Posadas SAB de CV(a)	7.875	11/30/17	150,750

				450,050

	Netherlands — 0.6%
100,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	2.750	05/15/17	98,500
100,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	100,500

				199,000

	New Zealand — 0.9%
100,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	5.625	12/15/16	99,000
100,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	6.000	06/15/17	96,875
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	8.500	05/15/18	96,625

				292,500

	Norway — 1.0%
100,000	Eksportfinans ASA	5.500	05/25/16	101,100
100,000	Eksportfinans ASA	2.375	05/25/16	99,921
100,000	Eksportfinans ASA, MTN	5.500	06/26/17	104,330

				305,351

	Russia — 12.6%
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/17	201,072
200,000	Gazprombank OJSC Via Gpb Eurobond Finance PLC, EMTN(a)	5.625	05/17/17	201,704
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	201,908
200,000	Phosagro OAO Via Phosagro Bond Funding Ltd.(a)	4.204	02/13/18	199,500
100,000	Rosneft Finance SA(a)	7.500	07/18/16	102,095
200,000	Rosneft Finance SA, EMTN(a)	6.625	03/20/17	205,679
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd.(a)	3.149	03/06/17	198,250
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	101,329
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/17	199,053
100,000	Russian Railways Via RZD Capital PLC, EMTN	5.739	04/03/17	102,023
200,000	Sberbank of Russia Via SB Capital SA(a)	4.950	02/07/17	202,768
200,000	SCF Capital Ltd.(a)	5.375	10/27/17	198,970
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	104,471
200,000	Sibur Securities Ltd.(a)	3.914	01/31/18	196,454
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	6.493	02/02/16	450,000
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	307,125

Schedule of Investments

$200,000	Vnesheconombank Via VEB Finance PLC(a)	5.375%	02/13/17	$201,077
100,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/17	100,272
200,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/18	193,073
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.000	04/12/17	204,000

				3,870,823

	Saudi Arabia — 0.6%
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	191,828

	Singapore — 1.3%
200,000	STATS ChipPAC Ltd.(a)	4.500	03/20/18	188,500
200,000	Yanlord Land Group Ltd.(a)	10.625	03/29/18	207,500

				396,000

	South Africa — 0.7%
200,000	Sappi Papier Holding GmbH(a)	7.750	07/15/17	208,000

	South Korea — 0.3%
150,000	Harvest Operations Corp.	6.875	10/01/17	105,750

	Sri Lanka — 1.0%
100,000	Bank of Ceylon(a)	6.875	05/03/17	101,500
200,000	Bank of Ceylon	5.325	04/16/18	193,260

				294,760

	Sweden — 1.2%
200,000	Perstorp Holding AB(a)	8.750	05/15/17	196,500
200,000	Perstorp Holding AB(a)	11.000	08/15/17	186,000

				382,500

	Turkey — 0.7%
200,000	Finansbank AS(a)	5.500	05/11/16	201,508

	Ukraine — 0.6%
200,000	Metinvest BV, EMTN(a)	8.750	02/14/18	86,000
200,000	UkrLanFarming PLC(a)	10.875	03/26/18	88,040

				174,040

	United Kingdom — 1.4%
20,000	Case New Holland Industrial, Inc.	7.875	12/01/17	21,510
100,000	Royal Bank of Scotland Group PLC	4.700	07/03/18	103,661
200,000	Tesco PLC(a)	2.700	01/05/17	199,797
100,000	Tesco PLC(a)	5.500	11/15/17	104,228

				429,196

	United States — 43.2%
100,000	ADT Corp. (The)	2.250	07/15/17	99,500
200,000	AerCap Aviation Solutions BV	6.375	05/30/17	205,000
150,000	Alcoa, Inc.	5.550	02/01/17	153,301
100,000	Alcoa, Inc.	6.750	07/15/18	104,175
100,000	Aleris International, Inc.	7.625	02/15/18	87,500
200,000	Ally Financial, Inc.	3.500	07/18/16	201,120
100,000	Ally Financial, Inc.	2.750	01/30/17	99,125
100,000	Ally Financial, Inc.	5.500	02/15/17	101,500
100,000	Ally Financial, Inc.	3.250	09/29/17	99,000
100,000	Ally Financial, Inc.	6.250	12/01/17	104,000
100,000	Ally Financial, Inc.	3.250	02/13/18	98,437
100,000	Aspect Software, Inc.	10.625	05/15/17	75,500
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	74,250
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	4.875	11/15/17	50,875
100,000	BMC Software, Inc.	7.250	06/01/18	81,375
100,000	Cablevision Systems Corp.	7.750	04/15/18	101,500
140,000	CalAtlantic Group, Inc.	10.750	09/15/16	148,400
100,000	CalAtlantic Group, Inc.	8.375	05/15/18	110,750
100,000	Centene Corp.	5.750	06/01/17	103,750
100,000	Centex LLC	6.500	05/01/16	101,375

Schedule of Investments

$150,000	Chesapeake Energy Corp.	3.250%	03/15/16	$140,531
145,000	Chesapeake Energy Corp.(a)	8.000	12/15/22	62,712
100,000	CIT Group, Inc.	5.000	05/15/17	102,375
100,000	CIT Group, Inc.	4.250	08/15/17	101,250
100,000	CIT Group, Inc.	5.250	03/15/18	103,562
150,000	CNH Industrial Capital LLC	6.250	11/01/16	153,375
100,000	CNH Industrial Capital LLC	3.250	02/01/17	100,250
100,000	CNH Industrial Capital LLC	3.625	04/15/18	97,500
100,000	CNH Industrial Capital LLC	3.875	07/16/18	97,250
100,000	Commercial Metals Co.	6.500	07/15/17	103,957
100,000	Commercial Metals Co.	7.350	08/15/18	102,500
200,000	Constellation Brands, Inc.	7.250	09/01/16	206,250
100,000	Constellation Brands, Inc.	7.250	05/15/17	105,750
100,000	CSC Holdings LLC	7.875	02/15/18	105,500
100,000	CSC Holdings LLC	7.625	07/15/18	105,750
100,000	D.R. Horton, Inc.	4.750	05/15/17	102,750
100,000	DCP Midstream Operating LP	2.500	12/01/17	90,162
150,000	DISH DBS Corp.	7.125	02/01/16	150,000
100,000	DISH DBS Corp.	4.250	04/01/18	100,375
150,000	Embarq Corp.	7.082	06/01/16	153,000
250,000	First Tennessee Bank NA, Series BKNT	5.650	04/01/16	251,325
100,000	GenOn Energy, Inc.	7.875	06/15/17	80,500
100,000	GenOn Energy, Inc.	9.500	10/15/18	70,500
100,000	Genworth Holdings, Inc., MTN	6.515	05/22/18	82,250
100,000	Greif, Inc.	6.750	02/01/17	103,625
100,000	Harsco Corp.	5.750	05/15/18	73,000
100,000	Hexion, Inc.	8.875	02/01/18	68,500
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	99,500
100,000	Illinois Power Generating Co., Series H	7.000	04/15/18	54,000
150,000	International Lease Finance Corp.	5.750	05/15/16	151,778
100,000	International Lease Finance Corp.	8.750	03/15/17	105,360
100,000	International Lease Finance Corp.	8.875	09/01/17	107,250
100,000	International Lease Finance Corp.	3.875	04/15/18	99,250
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	100,375
200,000	inVentiv Health, Inc.(a)	9.000	01/15/18	203,375
150,000	iStar, Inc. - REIT	3.875	07/01/16	149,437
100,000	iStar, Inc. - REIT	4.000	11/01/17	94,500
100,000	iStar, Inc. - REIT	7.125	02/15/18	99,625
100,000	iStar, Inc. - REIT	4.875	07/01/18	95,875
100,000	iStar, Inc., Series 1 - REIT	5.875	03/15/16	100,000
100,000	Jarden Corp.	7.500	05/01/17	103,000
100,000	JC Penney Corp., Inc.	5.750	02/15/18	95,000
200,000	KB Home	9.100	09/15/17	215,000
100,000	KB Home	7.250	06/15/18	105,375
100,000	Kemet Corp.	10.500	05/01/18	80,250
55,000	Kinetic Concepts, Inc./KCI USA, Inc.	10.500	11/01/18	53,625
100,000	L Brands, Inc.	6.900	07/15/17	106,750
200,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375	10/01/17	200,250
100,000	Landry’s Holdings II, Inc.(a)	10.250	01/01/18	99,250
100,000	Lennar Corp.	4.750	12/15/17	103,000
100,000	Lennar Corp.	6.950	06/01/18	107,250
100,000	Lennar Corp., Series B	12.250	06/01/17	112,250
100,000	Masco Corp.	6.125	10/03/16	102,625
100,000	Masco Corp.	5.850	03/15/17	103,400
150,000	MGM Resorts International	7.500	06/01/16	152,779
200,000	MGM Resorts International	10.000	11/01/16	210,250
200,000	MGM Resorts International	7.625	01/15/17	208,000
100,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.500	08/01/18	96,750
250,000	Navient Corp., MTN	6.000	01/25/17	253,750
100,000	Navient Corp., MTN	4.625	09/25/17	98,500
100,000	Navient Corp., MTN	8.450	06/15/18	103,750
100,000	Novelis, Inc.	8.375	12/15/17	96,500
100,000	Nustar Logistics LP	8.150	04/15/18	98,500
100,000	Pactiv LLC	8.125	06/15/17	103,500
100,000	PetroQuest Energy, Inc.	10.000	09/01/17	57,500
200,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	204,500
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	200,275
100,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	101,875
100,000	Sabine Pass LNG LP	7.500	11/30/16	103,375
42,000	Sabre Holdings Corp.	8.350	03/15/16	42,370
150,000	Springleaf Finance Corp., MTN	5.750	09/15/16	151,500

Schedule of Investments

$100,000	Springleaf Finance Corp., MTN	6.900%	12/15/17	$102,490
250,000	Sprint Communications, Inc.	6.000	12/01/16	249,375
100,000	Sprint Communications, Inc.	9.125	03/01/17	100,000
100,000	Sprint Communications, Inc.	8.375	08/15/17	97,250
100,000	SPX FLOW, Inc.	6.875	09/01/17	106,125
100,000	SquareTwo Financial Corp.	11.625	04/01/17	44,000
100,000	Swift Energy Co.	7.125	06/01/17	8,000
100,000	Synovus Financial Corp.	5.125	06/15/17	102,250
100,000	Talen Energy Supply LLC	6.200	05/15/16	100,250
150,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000	01/15/18	140,813
150,000	Tenet Healthcare Corp.	6.250	11/01/18	159,375
100,000	Thompson Creek Metals Co., Inc.	9.750	12/01/17	74,250
100,000	Toys “R” US Property Co. II LLC	8.500	12/01/17	93,050
100,000	Transocean, Inc.	5.800	12/15/16	97,375
100,000	Transocean, Inc.	3.000	10/15/17	85,500
100,000	Transocean, Inc.	6.000	03/15/18	79,750
100,000	Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)	10.250	08/15/16	96,447
100,000	U.S. Steel Corp.	7.000	02/01/18	63,500
100,000	United States Steel Corp.	6.050	06/01/17	77,740
100,000	USG Corp.	6.300	11/15/16	102,750
150,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/18	150,094
100,000	Vereit Operating Partnership LP - REIT	2.000	02/06/17	98,825
100,000	Vulcan Materials Co.	7.000	06/15/18	112,000
100,000	Weatherford International LLC	6.350	06/15/17	88,500
100,000	Windstream Services LLC	7.875	11/01/17	105,000
100,000	WireCo WorldGroup, Inc.	9.500	05/15/17	83,750
100,000	WPX Energy, Inc.	5.250	01/15/17	96,250

				13,260,665

	Venezuela — 0.5%
275,000	Petroleos de Venezuela SA	5.250	04/12/17	107,937
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	55,750

				163,687

	Vietnam — 0.7%
200,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/17	205,500

	Total Corporate Bonds
	(Cost $27,371,547)			25,930,943

	Sovereign Debt Obligations — 11.2%
	Argentina — 1.3%
100,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	101,067
100,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	104,388
200,000	Provincia de Cordoba(a)	12.375	08/17/17	207,500

				412,955

	Croatia — 1.4%
400,000	Croatia Government International Bond(a)	6.250	04/27/17	416,660

	Ghana — 0.4%
150,000	Ghana Government International Bond(a)	8.500	10/04/17	138,629

	Hungary — 1.2%
200,000	Hungary Government International Bond	4.125	02/19/18	207,761
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/18	158,319

				366,080

	Jamaica — 0.4%
100,000	Jamaica Government International Bond	10.625	06/20/17	108,375

	Lebanon — 2.5%
200,000	Lebanon Government International Bond, GMTN	4.500	04/22/16	200,300
450,000	Lebanon Government International Bond(a)	11.625	05/11/16	461,331
100,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	104,542

				766,173

Schedule of Investments

	Mongolia — 0.9%
$200,000	Development Bank of Mongolia LLC, EMTN	5.750%	03/21/17	$186,964
100,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/18	87,750

				274,714

	Nigeria — 0.6%
200,000	Nigeria Government International Bond(a)	5.125	07/12/18	192,278

	Pakistan — 0.7%
100,000	Pakistan Government International Bond(a)	7.125	03/31/16	100,726
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	102,559

				203,285

	Russia — 0.4%
100,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/18	117,641

	Serbia — 0.5%
150,000	Serbia International Bond(a)	5.250	11/21/17	155,510

	Turkey — 0.3%
100,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	102,217

	Venezuela — 0.6%
100,000	Venezuela Government International Bond(a)	5.750	02/26/16	93,750
200,000	Venezuela Government International Bond	13.625	08/15/18	99,000

				192,750

	Total Sovereign Debt Obligations
	(Cost $3,527,071)			3,447,267

Number of Shares
	Money Market Fund—2.0%
620,532	Invesco Premier Portfolio – Institutional Class, 0.34%(b) (Cost $620,532)			620,532

	Total Investments (Cost $31,519,150)(c)—97.7%			29,998,742
	Other assets less liabilities—2.3%			709,568

	Net Assets—100.0%			$30,708,310

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $13,329,321, which represented 43.41% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,520,408, which consisted of aggregate gross unrealized appreciation of $59,134 and aggregate gross unrealized depreciation of $1,579,542.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 97.8%
		Australia — 3.4%
GBP	300,000	APT Pipelines Ltd., EMTN	3.500%	03/22/30	$387,888
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/24	475,103
EUR	800,000	BHP Billiton Finance Ltd., Series 7, EMTN	2.125	11/29/18	893,975
EUR	500,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/20	556,884
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	248,452
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	248,325
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	439,597
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	598,099
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/20	244,690
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	288,318
AUD	200,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	146,368
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	250,768
EUR	300,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	378,334
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	119,390
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/19	591,836

					5,868,027

		Belgium — 1.0%
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/24	520,280
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/25	449,938
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/26	237,731
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/30	199,100
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	234,955

					1,642,004

		Canada — 14.3%
CAD	500,000	Bank of Montreal, Series DPNT	6.020	05/02/18	390,940
CAD	500,000	Bank of Montreal, Series DPNT	3.210	09/13/18	370,915
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	666,201
CAD	500,000	Bank of Montreal, Series DPNT	2.100	10/06/20	357,769
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	680,892
CAD	300,000	Bank of Montreal, Series DPNT	2.120	03/16/22	211,717
CAD	500,000	Bank of Nova Scotia (The)	1.800	05/09/16	356,180
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	648,863
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	653,948
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.130	06/15/20	608,237
CAD	1,000,000	Bank of Nova Scotia (The), Series DPNT	2.090	09/09/20	712,503
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	374,550
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	808,360
CAD	550,000	Bell Canada	3.350	06/18/19	407,299
CAD	300,000	Bell Canada, MTN	4.400	03/16/18	224,819
CAD	450,000	Bell Canada, MTN	3.250	06/17/20	333,075
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	364,040
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	439,798
CAD	750,000	Caisse Centrale Desjardins, MTN	1.748	03/02/20	529,709
CAD	500,000	Canadian Imperial Bank of Commerce/Canada	1.700	10/09/18	356,788
CAD	750,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	544,503
CAD	250,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.850	07/14/20	177,577
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/20	331,196
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	503,178
CAD	350,000	HSBC Bank Canada	2.449	01/29/21	249,180
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	586,466
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	360,394
CAD	200,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	146,118
CAD	850,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	614,555
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	434,528
CAD	200,000	National Bank of Canada, Series DPNT	1.742	03/03/20	140,997
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/21	481,138
CAD	1,000,000	Royal Bank of Canada, MTN	3.030	07/26/16	717,683
CAD	700,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	505,388
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	732,123
CAD	1,100,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	807,852
CAD	800,000	Royal Bank of Canada, Series DPNT	2.770	12/11/18	586,386
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	517,689

Schedule of Investments

CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350%	12/09/19	$724,932
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	665,089
CAD	700,000	Royal Bank of Canada, Series DPNT	1.968	03/02/22	489,336
CAD	700,000	Shaw Communications, Inc.	5.650	10/01/19	553,429
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	500,832
CAD	350,000	TELUS Corp., MTN	2.350	03/28/22	242,211
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	392,734
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	395,545
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	655,278
CAD	1,500,000	Toronto-Dominion Bank (The), Series DPNT	2.621	12/22/21	1,088,122
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	3.226	07/24/24	817,459

					24,458,521

		Denmark — 0.9%
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	285,023
GBP	150,000	DONG Energy A/S, EMTN	4.875	01/12/32	234,184
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/40	257,673
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	621,651
GBP	150,000	TDC A/S, EMTN(b)	5.625	02/23/23	232,871

					1,631,402

		Finland — 0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250	09/06/22	568,736

		France — 19.8%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	419,061
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	230,311
EUR	250,000	Banque Federative du Credit Mutuel SA, EMTN	4.125	07/20/20	314,495
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	242,878
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	357,369
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/22	377,225
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/23	371,337
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	603,161
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	569,099
EUR	250,000	BNP Paribas SA, EMTN	5.431	09/07/17	291,613
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	342,273
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	642,610
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	499,861
EUR	750,000	BNP Paribas SA, EMTN	2.250	01/13/21	876,724
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	366,953
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	615,660
EUR	200,000	Bouygues SA	3.641	10/29/19	241,188
EUR	100,000	Bouygues SA	4.250	07/22/20	125,038
EUR	600,000	BPCE SA	4.625	07/18/23	744,016
GBP	100,000	BPCE SA	5.250	04/16/29	146,132
EUR	200,000	BPCE SA, EMTN	0.750	01/22/20	219,143
EUR	300,000	BPCE SA, EMTN	2.125	03/17/21	348,364
EUR	500,000	BPCE SA, EMTN	4.500	02/10/22	659,565
EUR	200,000	Capital Gemini SA	2.500	07/01/23	228,193
EUR	400,000	Carrefour SA, EMTN	1.750	05/22/19	452,746
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	617,937
EUR	300,000	Casino Guichard Perrachon SA, EMTN	3.311	01/25/23	293,581
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	263,710
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	418,956
EUR	150,000	Credit Agricole SA, EMTN	5.875	06/11/19	188,254
EUR	700,000	Credit Agricole SA, EMTN	3.900	04/19/21	845,770
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	601,745
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,178,087
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	279,274
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	374,754
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	592,129
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	235,127
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	411,587
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	347,202
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	376,569
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/23	356,321
EUR	1,000,000	Electricite de France SA, EMTN	4.625	09/11/24	1,340,433
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/27	523,118
GBP	250,000	Electricite de France SA, EMTN	5.875	07/18/31	425,427
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/34	1,097,324
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,105,667
GBP	1,000,000	Electricite de France SA, EMTN	5.500	10/17/41	1,549,577
GBP	500,000	Electricite de France SA, EMTN	5.125	09/22/50	743,621

Schedule of Investments

EUR	100,000	Engie SA, EMTN	1.375%	05/19/20	$112,876
EUR	1,300,000	Engie SA, EMTN	2.375	05/19/26	1,536,605
GBP	250,000	Engie SA, EMTN	5.000	10/01/60	440,184
EUR	300,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	434,611
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/21	389,486
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	228,689
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	396,258
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	374,623
EUR	500,000	Orange SA, EMTN	3.875	04/09/20	615,990
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	187,914
EUR	500,000	Orange SA, EMTN	3.000	06/15/22	611,885
GBP	600,000	Orange SA, EMTN	5.625	01/23/34	1,023,932
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	231,923
EUR	200,000	Sanofi, EMTN	1.750	09/10/26	228,098
EUR	600,000	Societe Generale SA, EMTN	2.250	01/23/20	697,721
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	397,380
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	437,456
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/26	352,569
GBP	350,000	Veolia Environnement SA, EMTN	6.125	10/29/37	647,620

					33,797,005

		Germany — 8.6%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	378,993
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/43	492,730
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	352,289
EUR	200,000	BMW Finance NV, EMTN	0.500	09/05/18	217,964
EUR	450,000	BMW Finance NV, EMTN	3.250	01/14/19	528,477
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/21	274,907
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/22	212,313
EUR	500,000	Commerzbank AG, EMTN	4.000	09/16/20	617,885
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	504,208
EUR	350,000	Deutsche Bank AG, EMTN	5.000	06/24/20	411,296
EUR	600,000	Deutsche Bank AG, EMTN	1.250	09/08/21	646,165
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	343,449
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	175,744
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	393,772
EUR	500,000	E.ON International Finance BV, EMTN	5.750	05/07/20	647,189
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	507,135
GBP	800,000	E.ON International Finance BV, EMTN	5.875	10/30/37	1,288,690
GBP	200,000	E.ON International Finance BV, EMTN	6.750	01/27/39	352,489
EUR	300,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	379,556
EUR	600,000	RWE Finance BV, EMTN	6.625	01/31/19	759,131
EUR	500,000	RWE Finance BV, EMTN	6.500	08/10/21	680,701
GBP	200,000	RWE Finance BV, EMTN	6.250	06/03/30	311,168
GBP	700,000	RWE Finance BV, EMTN	4.750	01/31/34	910,638
GBP	200,000	RWE Finance BV, EMTN	6.125	07/06/39	299,885
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	347,275
EUR	100,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/28	126,224
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	432,898
EUR	200,000	Volkswagen International Finance NV, EMTN	1.875	05/15/17	219,276
EUR	450,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	513,567
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	440,201
EUR	600,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	661,687
EUR	300,000	Vonovia Finance BV, EMTN	1.625	12/15/20	326,517

					14,754,419

		Hong Kong — 0.2%
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	327,122

		Italy — 7.6%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	289,942
EUR	300,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/24	405,196
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	339,899
EUR	250,000	Atlantia SpA	3.625	11/30/18	295,021
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	514,891
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	335,792
EUR	500,000	Enel Finance International NV, EMTN	4.875	04/17/23	672,968
GBP	600,000	Enel Finance International NV, EMTN	5.625	08/14/24	996,873
EUR	200,000	Enel SpA	4.875	02/20/18	236,637
GBP	800,000	Enel SpA, EMTN	5.750	06/22/37	1,335,513
EUR	200,000	Eni SpA	4.125	09/16/19	243,322
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	183,898
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	363,187

Schedule of Investments

EUR	300,000	Eni SpA, EMTN	3.750%	09/12/25	$376,214
EUR	250,000	Eni SpA, EMTN	1.500	02/02/26	260,862
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	244,955
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	345,997
EUR	900,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	1,038,968
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	487,814
EUR	300,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/21	336,749
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	316,337
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	237,060
EUR	300,000	Mediobanca SpA, EMTN	0.875	11/14/17	326,741
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	116,608
EUR	200,000	Snam SpA, EMTN	3.500	02/13/20	241,280
EUR	400,000	Snam SpA, EMTN	5.250	09/19/22	549,507
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	389,458
EUR	300,000	UniCredit SpA, EMTN	4.875	03/07/17	340,629
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	343,470
EUR	550,000	UniCredit SpA, EMTN	3.625	01/24/19	643,264
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/19	170,440

					12,979,492

		Japan — 0.5%
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/20	831,953

		Netherlands — 6.3%
EUR	200,000	ABN AMRO Bank NV, EMTN	2.125	11/26/20	233,096
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	387,944
EUR	200,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	259,080
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	271,669
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	358,995
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/23	716,869
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/21	635,874
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.750	06/06/22	672,286
EUR	650,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/22	785,531
GBP	800,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/27	1,220,735
EUR	500,000	Cooperatieve Rabobank UA, GMTN	4.125	01/14/20	621,324
EUR	800,000	Cooperatieve Rabobank UA, GMTN	3.750	11/09/20	954,231
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/22	386,123
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	287,768
EUR	400,000	ING Bank NV, EMTN	0.700	04/16/20	437,564
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	594,006
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	490,459
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	225,822
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/22	434,167
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/25	223,282
EUR	150,000	Shell International Finance BV, EMTN	2.500	03/24/26	175,314
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	373,859

					10,745,998

		Norway — 1.6%
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	342,780
EUR	250,000	DNB Bank ASA, EMTN(b)	4.375	02/24/21	321,541
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	326,200
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	333,178
EUR	500,000	Statoil ASA, EMTN	1.250	02/17/27	507,071
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/31	785,777
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	123,632

					2,740,179

		Spain — 4.5%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	231,224
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	343,727
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	344,190
EUR	150,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	186,223
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	369,157
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	245,531
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	113,941
EUR	300,000	Repsol International Finance BV, EMTN	2.625	05/28/20	317,611
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	218,665
EUR	300,000	Santander Consumer Finance SA(b)	0.900	02/18/20	321,880
EUR	200,000	Santander International Debt SAU, EMTN	1.375	03/25/17	219,366
EUR	500,000	Santander International Debt SAU, EMTN	4.000	03/27/17	564,532
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	115,295
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	244,922
EUR	400,000	Santander Issuances SAU, EMTN	2.500	03/18/25	407,393

Schedule of Investments

EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693%	11/11/19	$433,350
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	248,502
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	783,793
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	337,715
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	782,862
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	476,024
EUR	300,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	372,576

					7,678,479

		Sweden — 2.4%
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	428,045
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	580,388
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	251,027
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	124,049
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	232,157
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	228,704
EUR	100,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	117,080
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	523,856
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	241,337
SEK	2,000,000	TeliaSonera AB, EMTN	3.625	11/08/23	254,411
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/21	203,220
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	942,180

					4,126,454

		Switzerland — 4.1%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	232,134
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	273,768
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	374,864
EUR	800,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	895,369
EUR	500,000	Credit Suisse AG/London, EMTN	1.375	01/31/22	555,528
GBP	500,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/22	707,069
EUR	400,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/22	424,540
CHF	300,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/23	294,756
GBP	500,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	632,115
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/25	218,609
EUR	250,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	354,650
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	722,880
CHF	600,000	Swisscom AG	3.250	09/14/18	639,085
EUR	300,000	UBS AG/London, EMTN	1.125	06/30/20	334,284
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/21	335,638

					6,995,289

		United Kingdom — 22.3%
EUR	250,000	Abbey National Treasury Services PLC/U.K., EMTN	2.000	01/14/19	282,325
EUR	250,000	Abbey National Treasury Services PLC/U.K., EMTN	0.875	01/13/20	272,050
EUR	200,000	Abbey National Treasury Services PLC/U.K., EMTN	1.125	01/14/22	216,264
GBP	300,000	Abbey National Treasury Services PLC/U.K., EMTN	3.875	10/15/29	451,135
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	348,118
EUR	900,000	Barclays, EMTN	6.000	01/14/21	1,164,084
EUR	700,000	Barclays, EMTN	2.250	06/10/24	833,394
GBP	800,000	Barclays Bank PLC, EMTN	10.000	05/21/21	1,459,233
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/24	459,388
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/26	455,045
GBP	100,000	BAT International Finance PLC, EMTN	6.000	11/24/34	182,586
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	817,384
GBP	300,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	489,912
EUR	500,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	582,815
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	343,653
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	296,743
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/27	307,411
GBP	250,000	British Telecommunications PLC	5.750	12/07/28	432,022
EUR	300,000	British Telecommunications PLC, EMTN	1.125	06/10/19	332,961
GBP	150,000	British Telecommunications PLC, EMTN	6.375	06/23/37	280,445
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	364,768
GBP	500,000	Centrica PLC, EMTN	6.375	03/10/22	851,735
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	302,112
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	695,639
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	420,486
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	389,963
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	293,262
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,005,382
GBP	600,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,074,006
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	388,980
GBP	500,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	874,945

Schedule of Investments

GBP	750,000	Heathrow Funding Ltd., EMTN	6.750%	12/03/26	$1,403,811
EUR	800,000	HSBC Bank PLC, EMTN	4.000	01/15/21	1,015,391
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	940,144
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,014,283
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	312,489
GBP	800,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	1,261,171
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/40	323,615
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	9.000	02/17/22	846,226
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	5.500	09/28/26	745,080
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	127,615
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	388,718
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	568,032
EUR	350,000	Lloyds Bank PLC, EMTN	1.250	01/13/25	377,168
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,200,519
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	393,129
EUR	200,000	Nationwide Building Society, EMTN	1.125	06/03/22	218,247
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/25	319,665
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	339,014
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	318,612
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	390,731
GBP	550,000	Royal Bank of Scotland PLC (The), EMTN	7.500	04/29/24	1,035,712
EUR	300,000	SABMiller Holdings, Inc., EMTN	1.875	01/20/20	340,788
GBP	200,000	Scottish Widows PLC	5.500	06/16/23	291,893
GBP	400,000	Scottish Widows PLC	7.000	06/16/43	621,022
GBP	100,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	149,300
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	548,916
GBP	200,000	Society of Lloyd’s	4.750	10/30/24	292,640
GBP	200,000	SSE PLC, EMTN	8.375	11/20/28	422,159
EUR	400,000	Standard Chartered PLC, EMTN	1.625	11/20/18	445,636
EUR	300,000	Standard Chartered PLC, EMTN	4.125	01/18/19	355,482
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/21	216,312
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	362,209
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	415,559
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/25	308,797
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	354,145
GBP	350,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	589,399
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	528,065
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	386,862
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/36	363,592

					38,200,394

		Total Corporate Bonds (Cost $191,419,852)			167,345,474

		Sovereign Debt Obligations — 0.5%
		Japan — 0.5%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	267,069
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	601,617

		Total Sovereign Debt Obligations (Cost $1,062,026)			868,686

	Number of Shares
		Money Market Fund — 0.1%
	155,434	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $155,434)			155,434

		Total Investments
		(Cost $192,637,312)(d)—98.4%			168,369,594
		Other assets less liabilities—1.6%			2,712,486

		Net Assets—100.0%			$171,082,080

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possesion

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

Schedule of Investments

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $1,140,002, which represented 0.67% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $192,639,964. The net unrealized depreciation was $24,270,370, which consisted of aggregate gross unrealized appreciation of $228,341 and aggregate gross unrealized depreciation of $24,498,711.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 95.5%
	Auto Manufacturers — 4.4%
$100,000	Ford Motor Credit Co. LLC	8.125%	01/15/20	$116,999
100,000	General Motors Financial Co., Inc.	2.400	04/10/18	99,004

				216,003

	Banks — 34.7%
120,000	Bank of America Corp., MTN	3.625	03/17/16	120,424
120,000	Bank of America Corp.	6.000	09/01/17	127,292
100,000	Bank of America Corp.	6.875	11/15/18	111,990
120,000	Bank of Montreal, MTN (Canada)	1.300	07/15/16	120,248
120,000	Capital One Financial Corp.	2.450	04/24/19	120,259
120,000	Citigroup, Inc.	1.300	11/15/16	119,844
120,000	Citigroup, Inc.	8.500	05/22/19	142,665
100,000	Credit Suisse AG/New York NY (Switzerland)	6.000	02/15/18	107,810
100,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	99,657
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/20	109,750
120,000	JPMorgan Chase & Co.	6.300	04/23/19	135,079
100,000	JPMorgan Chase & Co.	2.250	01/23/20	99,236
100,000	Santander Holdings USA, Inc.	3.450	08/27/18	102,247
100,000	Toronto-Dominion Bank (The), Series BKNT, MTN (Canada)	2.125	07/02/19	100,804
100,000	Wells Fargo & Co.	5.125	09/15/16	102,568

				1,719,873

	Beverages — 2.8%
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	139,030

	Biotechnology — 2.3%
100,000	Amgen, Inc.	5.700	02/01/19	111,027

	Chemicals — 2.0%
100,000	Sherwin-Williams Co. (The)	1.350	12/15/17	99,620

	Diversified Financial Services — 7.9%
120,000	Air Lease Corp.	5.625	04/01/17	124,320
100,000	American Express Credit Corp., MTN	1.125	06/05/17	99,567
60,000	Jefferies Group LLC	8.500	07/15/19	68,999
100,000	Synchrony Financial	2.700	02/03/20	98,492

				391,378

	Electric — 5.0%
120,000	Entergy Texas, Inc.	7.125	02/01/19	136,549
100,000	Xcel Energy, Inc.	4.700	05/15/20	108,453

				245,002

	Food — 2.6%
120,000	Mondelez International, Inc.	6.125	02/01/18	129,952

	Healthcare-Products — 2.3%
100,000	Life Technologies Corp.	6.000	03/01/20	112,292

	Healthcare-Services — 2.0%
100,000	Laboratory Corp. of America Holdings	2.200	08/23/17	100,368

	Insurance — 2.0%
100,000	Berkshire Hathaway, Inc.	1.900	01/31/17	100,994

Schedule of Investments

	Machinery-Diversified — 2.2%
$100,000	Deere & Co.	4.375%	10/16/19	$109,211

	Media — 6.5%
100,000	CBS Corp.	5.750	04/15/20	111,201
100,000	Comcast Corp.	5.700	07/01/19	112,918
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/20	98,550

				322,669

	Miscellaneous Manufacturing — 2.1%
100,000	3M Co., MTN	2.000	08/07/20	101,555

	Oil & Gas — 4.1%
100,000	Occidental Petroleum Corp.	1.750	02/15/17	99,854
100,000	Petro-Canada (Canada)	6.050	05/15/18	104,287

				204,141

	Pharmaceuticals — 2.1%
100,000	Johnson & Johnson	1.875	12/05/19	101,987

	Pipelines — 2.1%
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/18	101,572

	Retail — 2.2%
100,000	Target Corp.	6.000	01/15/18	109,096

	Semiconductors — 2.0%
100,000	Intel Corp.	1.350	12/15/17	100,473

	Telecommunications — 4.2%
100,000	AT&T, Inc.	1.400	12/01/17	99,656
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,032

				209,688

	Total Corporate Bonds (Cost $4,741,374)			4,725,931

Number of Shares
	Money Market Fund—0.7%
37,127	Invesco Premier Portfolio – Institutional Class, 0.34%(a) (Cost $37,127)			37,127

	Total Investments (Cost $4,778,501)(b)—96.2%			4,763,058
	Other assets less liabilities—3.8%			187,306

	Net Assets—100.0%			$4,950,364

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $15,443, which consisted of aggregate gross unrealized appreciation of $7,694 and aggregate gross unrealized depreciation of $23,137.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.4%
	Ad Valorem Property Tax — 10.5%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,553,295
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	163,168
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM	5.550	11/15/31	3,069,250
2,000,000	California State Various Purpose Ser. 05 NATL(a)	4.750	03/01/16	2,008,160
1,000,000	California State Various Purpose Ser. 05 NATL(a)	4.750	03/01/16	1,004,120
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	2,310,060
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/39	5,174,488
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/40	14,017,042
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	668,940
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	22,547,200
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,894,507
2,500,000	City of Philadelphia Pennsylvania Ser. 09B AGC(a)	7.125	07/15/16	2,579,050
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,531,750
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	572,385
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,631,145
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,127,170
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/39	4,748,440
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,253,340
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,642,500
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC(a)	5.000	07/01/16	510,110
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/36	4,816,160
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	502,905
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	9,172,052
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	969,744
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL(a)	5.000	08/01/17	2,136,000
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/46	2,384,061
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,679,375
2,000,000	State Center California Community College District (Election 2002) Ser. 07A AGM(a)	5.000	08/01/17	2,136,000
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,812,869
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,782,775
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	2,802,468
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/45	3,526,110

				115,726,639

	Auto Parking Revenue — 0.7%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/45	2,288,080
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,197,200
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,730,200

				7,215,480

	College Revenue — 6.9%
5,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	5,597,300
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	4,904,986
2,435,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL(a)	5.000	04/01/17	2,562,618
565,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL	5.000	10/01/29	588,979
1,105,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC(a)	5.000	06/15/20	1,294,762

Schedule of Investments

$3,140,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000%	06/15/38	$3,533,159
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,143,570
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,267,420
875,000	Massachusetts State Development Finance Agency Rev. (Boston University) Ser. 13X	5.000	10/01/48	1,003,415
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,409,000
3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000	07/01/35	3,505,995
3,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New School) Ser. 15A	5.000	07/01/45	4,005,820
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New York University) Ser. 15A	5.000	07/01/35	2,384,980
6,325,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (State University of New York Dormitory Facilities) Ser. 15B	5.000	07/01/45	7,345,159
1,200,000	New York State Dormitory Auth. Rev. Non-State Supported Debt (NYU) Ser. 12A	5.000	07/01/37	1,412,376
3,235,000	New York State Dormitory Auth. Rev. Non-State Supported Debt Ref. (Icahn School medicine at Mount Sinai) Ser. 15A	5.000	07/01/40	3,720,994
3,000,000	New York State Dormitory Auth. Rev. Non-State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai)	5.000	07/01/35	3,485,220
250,000	New York State Dormitory Auth. Rev. Non-State Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	272,267
3,000,000	North Carolina State Capital Facilities Financing Agency Rev. Ref. (Duke University) Ser. 15	5.000	10/01/55	3,503,100
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	7,149,322
5,000,000	Public Finance Auth. Wisconsin Lease Development Rev. (Central District Development Project) Ser. 16	5.000	03/01/41	5,747,400
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/45	8,790,897

				75,628,739

	Electric Power Revenue — 5.0%
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	4,029,655
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,300,788
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,687,718
200,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL(a)	5.000	09/01/17	213,578
700,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL	5.000	09/01/37	736,764
2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000	09/01/39	2,869,925
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	572,070
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,798,458
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/35	2,988,175
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/39	1,133,390
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/40	570,115
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,298,911
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,082,780
1,000,000	Snohomish County Washington Public Utility District #1 (Electric Rev. System) Ser. 15	5.000	12/01/40	1,166,410
3,000,000	Springfield Illinois Electric Rev. Ref. (Senior Lien) Ser. 15 AGM	5.000	03/01/40	3,402,630
3,240,000	Turlock California Irrigation District Ref. Ser. 10A	5.000	01/01/40	3,623,065
10,000,000	Utility Debt Securitization Auth. New York (Restructuring Bonds) Ref. Ser. 15	5.000	12/15/33	12,353,400

				54,827,832

	Fuel Sales Tax Revenue — 0.9%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,857,880
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/35	2,439,180
3,000,000	Massachusetts State Transportation Fund Rev. (Rail Enhancement Program) Ser. 15A	5.000	06/01/45	3,533,550

				9,830,610

	General Fund — 0.6%
500,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	516,575
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/38	5,775,200

				6,291,775

Schedule of Investments

	Health, Hospital, Nursing Home Revenue — 10.3%
$2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000%	06/01/19	$2,916,600
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000	06/01/19	758,316
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	560,555
2,615,000	California Health Facilities Financing Auth. Rev. Ref. (Sutter Health) Ser. 11D	5.000	08/15/35	3,041,167
735,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	780,180
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,054,610
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,359,750
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub.- Ser. 05B AMBAC	5.500	04/01/37	2,837,775
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,654,803
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC(a)	5.000	07/01/16	305,667
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC(a)	5.250	07/15/18	1,739,152
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,334,020
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,163,900
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,836,392
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,177,872
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,347,660
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,191,560
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,120,700
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM(a)	5.250	05/01/18	1,804,924
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,824,550
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM(a)	6.000	01/01/21	7,361,220
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM(a)	5.250	04/01/18	2,150,120
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,176,305
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL(a)	4.750	07/01/16	493,943
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,611,487
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,160,820
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,294,920
3,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (University Hospital) Ser. 15A AGM	5.000	07/01/46	3,382,830
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,282,900
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	582,485
1,000,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Princeton Healthcare System) Ser. 16A	5.000	07/01/39	1,146,490
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	2,933,600
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,121,240
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,783,875
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	17,607
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,087,036
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,112,580
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,325,009

Schedule of Investments

$1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375%	07/01/20	$1,188,550
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	455,148
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,231,917
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	938,196
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,691,475

				113,339,906

	Highway Tolls Revenue — 8.7%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,862,425
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,371,650
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,597,720
4,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/41	4,756,520
3,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/46	3,543,930
525,000	New York Triborough Bridge & Tunnel Rev. Ser. 15A	5.000	11/15/40	616,807
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,708,447
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,448,960
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/40	2,842,175
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,932,000
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	17,238,450
8,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 08C AGC	6.250	06/01/38	8,890,080
3,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 11A	6.500	12/01/36	3,598,350
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/42	10,030,680
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,788,525

				96,226,719

	Hotel Occupancy Tax — 1.2%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,350,372
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/37	2,543,019
2,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/40	2,337,200
3,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/45	3,483,690

				12,714,281

	Income Tax Revenue — 2.6%
4,330,000	New York City Transitional Finance Auth. Rev. 2015 Future Tax Secured (Fiscal) Sub.-Ser.14B-1	5.000	08/01/42	5,009,291
4,150,000	New York City Transitional Finance Auth. Rev. Future Tax Secured (Fiscal 2011) Ser.11D	5.000	02/01/35	4,795,325
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub.-Ser.14A-1	5.000	08/01/35	2,380,120
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	5,158,755
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,210,543
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/35	9,006,708

				28,560,742

	Lease Revenue — 2.7%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,746,195
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	562,925
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,881,650
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/39	2,615,985
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	1,153,390
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,317,743
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(a)	5.375	02/01/19	566,520
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,567,040
2,000,000	Sandy Spring Georgia Public Facilities Auth. Rev. (City Center Project) Ser. 15	5.000	05/01/41	2,379,980

Schedule of Investments

$5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750%	11/15/29	$5,446,000

				29,237,428

	Local or GTD Housing — 0.4%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,375,675
2,440,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (North Shore Long Island Jewish Obligation Group) Ser. 15A	5.000	05/01/36	2,830,668

				4,206,343

	Lottery Revenue — 0.8%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,447,325

	Miscellaneous Revenue — 3.9%
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	4,160,275
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	5,896,400
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,798,350
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,271,767
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	595,888
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/33	1,089,550
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/38	6,028,247
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser. 08A-1 AGC	6.000	12/01/42	1,630,725
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	570,435
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,469,650
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,178,090
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,579,463

				43,268,840

	Nuclear Revenue — 0.9%
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,268,580
4,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/36	4,677,600
3,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/37	3,490,890

				10,437,070

	Port, Airport & Marina Revenue — 5.8%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,429,810
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,720,095
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/33	4,645,880
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/46	1,406,875
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,132,680
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,603,050
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/45	1,739,265
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,917,840
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	673,518
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport Rev. (Junior Lien) Ser. 15A	5.000	07/01/45	2,292,540
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	7,036,380
17,960,000	Port Auth. of New York & New Jersey Ref. (194th Series) Ser. 15	5.000	10/15/41	21,081,628
3,500,000	Port Auth. of New York & New Jersey Ref. (Consolidated) Ser. 15-189	5.000	05/01/45	4,061,890
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,295,220
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,081,260
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/40	564,170

				63,682,101

	Recreational Revenue — 0.3%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,516,120

	Sales Tax Revenue — 7.1%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,826,251

Schedule of Investments

$1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM(a)	5.000%	11/01/17	$1,614,915
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	176,137
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	238,876
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/30	2,510,835
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/35	303,642
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. (Senior) Ser. 15A	5.000	07/01/40	8,438,745
18,770,000	Massachusetts State School Building Auth. Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/37	22,433,153
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,406,710
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10A AGM	5.000	08/01/40	2,511,250
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	29,770,100
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC(a)	5.000	04/01/17	1,053,860

				78,284,474

	Sewer Revenue — 6.4%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	26,166,319
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,671,000
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,165,180
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,500,350
11,285,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ser. 09A(a)	5.500	10/01/18	12,681,180
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	547,345
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,686,000
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,188,190
1,000,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15A	5.000	06/01/44	1,176,960
1,500,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15C	5.000	06/01/45	1,766,775
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,500,870
1,095,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL	5.000	12/01/36	1,112,060

				70,162,229

	Special Assessment — 0.4%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,419,680

	Student Loan Revenue — 0.2%
2,320,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	2,548,915

	Tax Increment Revenue — 3.2%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	19,062,270
4,000,000	Miami Beach Florida Redevelopment Agency Ref. Tax Increment Rev. (City Center) Ser. 15A AGM	5.000	02/01/40	4,523,040
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM(a)	6.125	12/01/20	1,232,240
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,602,777
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,751,200

				35,171,527

	Transit Revenue — 5.1%
10,000,000	Metropolitan New York Transportation Auth. Rev. Sub.-Ser. 15A-1	5.000	11/15/45	11,506,200
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,344,610
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	15,045,305
5,000,000	Metropolitan Transportation Auth. Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/35	5,931,700
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	417,396
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,405,200

				56,650,411

	Water Revenue — 13.8%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,710,490
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,106,810

Schedule of Investments

$2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000%	12/01/41	$2,461,018
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,377,327
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	231,780
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,514,715
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,538,890
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,150,160
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,774,635
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,169,010
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,381,805
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	9,379,520
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,159,910
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	23,000,400
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,684,020
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	711,984
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Fiscal 2009) Ser. 09EE	5.000	06/15/39	5,623,200
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	11,130,922
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,116,910
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 09GG-1	5.250	06/15/32	6,917,155
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution-Fiscal 2012) Ser. 11BB	5.000	06/15/44	3,793,435
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 12CC	5.000	06/15/45	11,700,441
500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 13EE	5.000	06/15/47	572,670
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	12,865,385
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,662,850
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,798,975
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,267,340
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	986,851
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,279,240
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,067,658
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,111,880
1,000,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000	09/01/40	1,146,280
1,500,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000	09/01/45	1,707,510

				152,101,176

	Total Investments (Cost $1,018,331,404)(b)(c)—98.4%			1,082,496,362
	Other assets less liabilities—1.6%			17,085,371

	Net Assets—100.0%			$1,099,581,733

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

NATL - National Public Finance Guarantee Corp.

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Schedule of Investments

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	27.7%
Assured Guaranty Corp.	19.7

(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $64,164,958, which consisted of aggregate gross unrealized appreciation of $64,661,375 and aggregate gross unrealized depreciation of $496,417.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.2%
	Ad Valorem Property Tax — 5.7%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,101,155
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	794,590

				2,895,745

	College Revenue — 17.7%
1,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	1,119,460
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,074,350
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,882,850
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	544,535
2,000,000	New York State Dormitory Auth. Rev. Non-State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai)	5.000	07/01/35	2,323,480

				8,944,675

	Electric Power Revenue — 17.5%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,188,380
5,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	5,720,700
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/47	189,658
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/41	1,749,090

				8,847,828

	Health, Hospital, Nursing Home Revenue — 5.6%
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,760,160
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,093,200

				2,853,360

	Highway Tolls Revenue — 2.4%
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/37	643,074
470,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/46	555,216

				1,198,290

	Hotel Occupancy Tax — 4.3%
1,885,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/40	2,202,811

	Income Tax Revenue — 6.1%
1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	1,375,668
1,000,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	1,160,390
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL	4.500	03/15/37	531,200

				3,067,258

	Miscellaneous Revenue — 11.3%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,852,175
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL	5.000	07/15/36	1,038,210
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-2	5.000	07/15/35	1,194,120
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/34	616,530

				5,701,035

	Port, Airport & Marina Revenue — 4.5%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,068,390
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/55	1,185,410

				2,253,800

Schedule of Investments

	Recreational Revenue — 4.6%
$2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000%	03/01/49	$2,344,080

	Sales Tax Revenue — 9.7%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,192,150
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,448,776
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,246,800

				4,887,726

	Sewer Revenue — 4.1%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL	4.750	06/15/33	2,100,960

	Transit Revenue — 4.7%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL	4.750	11/15/37	631,392
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,756,995

				2,388,387

	Total Investments (Cost $46,366,143)(a)(b)—98.2%			49,685,955
	Other assets less liabilities—1.8%			898,997

	Net Assets—100.0%			$50,584,952

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	20.6%
Assured Guaranty Corp.	11.6
National Public Finance Guarantee Corp.	11.6
Berkshire Hathaway Assurance Corp.	11.5

(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $3,319,812, which consisted of aggregate gross unrealized appreciation of $3,338,982 and aggregate gross unrealized depreciation of $19,170.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 46.3%
588,691	BAC Capital Trust VIII, 6.00%	$15,005,734
517,500	Bank of America Corp., 6.20%, Series CC(b)	13,170,375
527,246	Bank of America Corp., 6.20%, Series D(c)	13,671,489
1,842,333	Bank of America Corp., 6.38%, Series 3(c)	47,090,031
2,065,339	Bank of America Corp., 6.50%, Series Y(c)	53,802,081
876,098	Bank of America Corp., 6.63%, Series I	23,216,597
1,489,349	Bank of America Corp., 6.63%, Series W(c)	39,423,068
17,481	Bank of America Corp., 7.25%, Series L	19,178,055
5,410,204	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(c)	142,396,569
2,331,518	BB&T Corp., 5.63%, Series E	60,199,795
310,586	BB&T Corp., 5.85%	8,137,353
1,055,160	Citigroup Capital XIII, 6.99%	26,980,441
415,000	Citigroup, Inc., 6.30%, Series S(b)	10,478,750
2,077,547	Citigroup, Inc., 6.88%, Series K	57,070,216
660,848	Citigroup, Inc., 6.88%, Series L(c)	17,790,028
164,102	Commerce Bancshares, Inc., 6.00%, Series B(c)	4,402,857
1,977,457	Countrywide Capital V, 7.00%	50,227,408
153,130	Cullen/Frost Bankers, Inc., 5.38%(c)	3,820,594
473,506	Fifth Third Bancorp, 6.63%, Series I(c)	13,281,843
91,350	First Horizon National Corp., 6.20%, Series A	2,355,003
378,534	First Niagara Financial Group, Inc., 8.63%, Series B	10,296,125
203,026	First Republic Bank, 5.50%(c)	5,140,618
152,924	First Republic Bank, 5.70%, Series F(c)	4,020,372
189,787	First Republic Bank, 6.20%, Series B(c)	4,949,645
301,968	First Republic Bank, 6.70%, Series A	7,896,463
162,410	First Republic Bank, 7.00%(c)	4,519,870
86,655	FirstMerit Corp., 5.88%, Series A(c)	2,184,573
156,107	Hancock Holding Co., 5.95%	3,888,625
4,000,549	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	104,254,307
3,661,788	HSBC Holdings PLC, 8.13% (United Kingdom)	97,513,414
91,191	ING Groep NV, 6.13% (Netherlands)	2,325,371
16,359	ING Groep NV, 6.20% (Netherlands)	416,500
349,811	ING Groep NV, 6.38% (Netherlands)	9,053,109
1,168,950	JPMorgan Chase & Co., 5.45%, Series P(c)	29,480,919
808,691	JPMorgan Chase & Co., 5.50%, Series O(c)	20,387,100
1,292,693	JPMorgan Chase & Co., 6.10%, Series AA	33,157,575
1,971,769	JPMorgan Chase & Co., 6.13%, Series Y(c)	51,029,382
1,413,857	JPMorgan Chase & Co., 6.15%, Series BB	36,251,293
701,741	JPMorgan Chase & Co., 6.30%, Series W(c)	18,308,423
797,060	JPMorgan Chase & Co., 6.70%, Series T(c)	21,799,591
1,849,008	PNC Financial Services Group, Inc. (The), 6.13%, Series P	51,550,343

819,282	RBS Capital Funding Trust VII, 6.08%, Series G (Netherlands)	$20,400,122
536,056	Regions Financial Corp., 6.38%, Series A	13,980,340
500,485	Regions Financial Corp., 6.38%, Series B	13,232,823
163,286	Royal Bank of Canada, 5.50%, Series C-1 (Canada)(b)	4,302,586
103,275	Royal Bank of Canada, 6.75%, Series C-2 (Canada)(c)	3,103,414
1,567,382	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	38,824,052
1,376,806	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(c)	34,805,656
1,325,937	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	33,943,987
122,261	Santander Finance Preferred SAU, 6.50% (Spain)	3,158,002
473,263	SunTrust Banks, Inc., 5.88%, Series E(c)	12,243,314
110,458	TCF Financial Corp., 6.45%, Series B	2,787,960
175,204	TCF Financial Corp., 7.50%(c)	4,765,549
259,433	Texas Capital Bancshares, Inc., 6.50%, Series A(c)	6,296,439
2,012,776	U.S. Bancorp, 6.00%, Series G(c)	53,258,053
658,300	U.S. Bancorp, 6.50%, Series F(c)	18,781,299
130,877	Valley National Bancorp, 6.25%, Series A(c)	3,523,209
116,013	Webster Financial Corp., 6.40%, Series E(c)	2,997,776
535,306	Wells Fargo & Co., 5.13%, Series O(c)	13,553,948
529,947	Wells Fargo & Co., 5.20%(c)	13,465,953
820,850	Wells Fargo & Co., 5.70%, Series W(b)	20,767,505
1,467,676	Wells Fargo & Co., 5.85%	37,939,425
749,771	Wells Fargo & Co., 6.00%, Series T(c)	19,703,982
933,179	Wells Fargo & Co., 6.00%, Series V(c)	24,439,958
623,938	Wells Fargo & Co., 6.63%	17,869,584
3,522,324	Wells Fargo & Co., 8.00%, Series J	98,625,072
131,172	Wintrust Financial Corp., 6.50%, Series D	3,502,292
331,631	Zions Bancorp, 5.75%, Series H	8,390,264
156,420	Zions Bancorp, 7.90%, Series F(c)	4,212,391

		1,672,996,860

	Capital Markets - 15.1%
279,963	Affiliated Managers Group, Inc., 6.38%(c)	7,251,042
313,631	Apollo Investment Corp., 6.88%(c)	7,981,909
601,683	Bank of New York Mellon Corp. (The), 5.20%(c)	15,517,405
95,996	BGC Partners, Inc., 8.13%	2,513,175
502,473	Charles Schwab Corp. (The), 6.00%, Series B(c)	13,300,460
631,237	Charles Schwab Corp. (The), 6.00%, Series C	16,519,472
844,182	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	21,670,152
3,264,781	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(c)	85,863,740
1,301,439	Goldman Sachs Group, Inc. (The), 5.50%, Series J	32,496,932
858,478	Goldman Sachs Group, Inc. (The), 5.95%(c)	22,174,487
660,471	Goldman Sachs Group, Inc. (The), 6.20%, Series B(c)	17,099,594
845,140	Goldman Sachs Group, Inc. (The), 6.38%, Series K(c)	22,979,357
550,398	Goldman Sachs Group, Inc. (The), 6.50%	14,337,868
440,007	KKR Financial Holdings LLC, 7.38%, Series A(c)	11,624,985
347,105	KKR Financial Holdings LLC, 8.38%	9,396,132
2,463,473	Morgan Stanley, 6.38%, Series I	64,025,663
1,247,649	Morgan Stanley, 6.63%, Series G(c)	33,424,517
1,040,232	Morgan Stanley, 6.88%, Series F(c)	29,168,105
1,254,537	Morgan Stanley, 7.13%, Series E(c)	35,666,487
418,491	Northern Trust Corp., 5.85%, Series C	11,148,600
166,490	Prospect Capital Corp., 6.25%(b)	3,496,290

Schedule of Investments(a)

357,787	Raymond James Financial, Inc., 6.90%	$9,642,360
103,717	Solar Capital Ltd., 6.75%	2,523,435
532,256	State Street Corp., 5.25%, Series C(c)	13,721,560
752,655	State Street Corp., 5.90%, Series D	20,246,419
796,285	State Street Corp., 6.00%	20,966,184

		544,756,330

	Chemicals - 0.1%
47,178	E.I. du Pont de Nemours & Co., 4.50%, Series B(c)	4,658,356

	Commercial Services & Supplies - 0.6%
415,195	NuStar Logistics LP, 7.63%	8,416,003
448,367	Pitney Bowes, Inc., 6.70%	12,200,066

		20,616,069

	Consumer Finance - 4.0%
519,878	Ally Financial, Inc., 8.50%, Series A	13,100,926
930,120	Capital One Financial Corp., 6.00%, Series B(c)	24,108,710
533,722	Capital One Financial Corp., 6.20%, Series F(c)	13,935,481
477,031	Capital One Financial Corp., 6.25%, Series C	12,526,834
491,036	Capital One Financial Corp., 6.70%, Series D	13,366,000
586,776	Discover Financial Services, 6.50%, Series B	15,226,837
1,814,630	GMAC Capital Trust I, 8.13%, Series 2	46,182,334
384,823	Navient Corp., 6.00%(c)	6,049,418

		144,496,540

	Diversified Telecommunication Services - 3.3%
1,068,984	Qwest Corp., 6.13%(c)	26,457,354
414,342	Qwest Corp., 6.63%(c)	10,271,538
440,763	Qwest Corp., 6.88%(c)	11,358,462
373,638	Qwest Corp., 7.00%	9,710,852
196,300	Qwest Corp., 7.00%(b)	4,868,240
444,577	Qwest Corp., 7.00%(c)	11,523,436
648,986	Qwest Corp., 7.38%	16,633,511
487,757	Qwest Corp., 7.50%	12,628,029
521,024	Verizon Communications, Inc., 5.90%	13,817,556

		117,268,978

	Electric Utilities - 5.5%
243,291	BGE Capital Trust II, 6.20%	6,427,748
525,589	Duke Energy Corp., 5.13%	13,518,149
49,946	Entergy Arkansas, Inc., 4.90%(c)	1,253,145
332,093	Entergy Arkansas, Inc., 5.75%	8,431,841
268,337	Entergy Louisiana LLC, 5.25%	6,931,145
252,799	Entergy Mississippi, Inc., 6.00%	6,613,222
483,994	Entergy Texas, Inc., 5.63%(c)	13,053,318
210,857	Interstate Power & Light Co., 5.10%, Series D	5,429,568
813,959	NextEra Energy Capital Holdings, Inc., 5.00%(c)	20,161,764
627,864	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(c)	15,771,944
302,847	NextEra Energy Capital Holdings, Inc., 5.63%, Series H(c)	7,816,481
374,067	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	9,602,300
121,906	Pacific Gas & Electric Co., 6.00%, Series A(c)	3,703,504
462,280	PPL Capital Funding, Inc., 5.90%, Series B(c)	12,000,789
994,763	SCE Trust I, 5.63%(c)	25,833,995
181,790	SCE Trust III, 5.75%, Series H(c)	4,837,432
322,553	SCE Trust IV, 5.38%, Series J	8,631,518
1,108,593	Southern Co. (The), 6.25%	29,366,629

		199,384,492

	Industrial Conglomerates - 1.6%
930,920	General Electric Co., 4.70%(c)	24,231,848

727,082	General Electric Co., 4.88%	$18,962,298
614,089	General Electric Co., 4.88%(c)	15,954,032

		59,148,178

	Insurance - 11.1%
1,449,291	Aegon NV, 6.38% (Netherlands)(c)	37,087,357
677,979	Aegon NV, 8.00% (Netherlands)	18,305,433
544,640	Aflac, Inc., 5.50%(c)	13,980,909
504,001	Allstate Corp. (The), 5.10%	12,756,265
336,808	Allstate Corp. (The), 5.63%(c)	8,696,383
254,688	Allstate Corp. (The), 6.25%, Series F	6,795,076
891,973	Allstate Corp. (The), 6.63%, Series E(c)	24,502,498
385,816	Allstate Corp. (The), 6.75%, Series C	10,771,983
310,614	American Financial Group, Inc., 6.25%	8,138,087
282,938	American Financial Group, Inc., 6.38%(c)	7,455,416
97,940	American Financial Group, Inc., 6.00%(c)	2,462,212
346,932	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	9,020,232
133,250	Argo Group US, Inc., 6.50%	3,393,877
248,118	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,418,813
321,983	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	8,481,032
349,285	Assured Guaranty Municipal Holdings, Inc., 6.25%	8,966,146
424,816	Aviva PLC, 8.25% (United Kingdom)	11,338,339
215,653	Axis Capital Holdings Ltd., 5.50%, Series D	5,417,203
459,715	Axis Capital Holdings Ltd., 6.88%, Series C	12,030,741
312,273	Endurance Specialty Holdings Ltd., 6.35%, Series C(b)(c)	8,197,166
170,316	Endurance Specialty Holdings Ltd., 7.50%, Series B	4,373,715
171,546	Hanover Insurance Group, Inc. (The), 6.35%	4,352,122
644,134	Hartford Financial Services Group, Inc. (The), 7.88%	19,774,914
159,116	Kemper Corp., 7.38%	4,284,994
162,640	Maiden Holdings Ltd., 7.13%, Series C(b)(c)	3,978,174
380,163	Maiden Holdings Ltd., 8.25%, Series A	10,009,692
159,036	Maiden Holdings North America Ltd., 7.75%	4,262,165
439,872	PartnerRe Ltd., 5.88%, Series F (Bermuda)	11,770,975
381,814	PartnerRe Ltd., 7.25%, Series E (Bermuda)	11,229,150
506,982	Protective Life Corp., 6.25%(c)	13,450,232
756,921	Prudential Financial, Inc., 5.70%(c)	19,740,500
560,637	Prudential Financial, Inc., 5.75%(c)	14,621,413
551,288	Prudential PLC, 6.50% (United Kingdom)	14,851,699
437,192	Reinsurance Group of America, Inc., 6.20%	12,503,691
414,764	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	10,410,576
196,315	Selective Insurance Group, Inc., 5.88%	5,076,706
107,830	Torchmark Corp., 5.88%(c)	2,812,206
371,115	WR Berkley Corp., 5.63%(c)	9,370,654

		401,088,746

	Machinery - 0.6%
795,928	Stanley Black & Decker, Inc., 5.75%	20,455,350

	Media - 0.2%
293,212	Comcast Corp., 5.00%(c)	7,585,394

	Multi-Utilities - 0.6%
516,292	DTE Energy Co., 6.50%	13,506,199
370,643	Integrys Holding, Inc., 6.00%	9,766,443

		23,272,642

Schedule of Investments(a)

	Oil, Gas & Consumable Fuels - 0.1%
131,353	Targa Resources Partners LP, 9.00%, Series A(c)	$2,594,222

	Real Estate Investment Trusts - 9.4%
141,838	Alexandria Real Estate Equities, Inc., 6.45%, Series E	3,676,441
136,574	Boston Properties, Inc., 5.25%(c)	3,516,781
362,776	DDR Corp., 6.50%, Series J	9,236,277
311,736	Digital Realty Trust, Inc., 5.88%, Series G(c)	7,749,757
250,345	Digital Realty Trust, Inc., 6.35%, Series I(c)	6,286,163
445,423	Digital Realty Trust, Inc., 6.63%, Series F	11,643,357
372,327	Digital Realty Trust, Inc., 7.38%, Series H	9,967,194
126,679	EPR Properties, 6.63%, Series F(c)	3,263,251
460,174	Equity Commonwealth, 5.75%	11,412,315
296,801	Hospitality Properties Trust, 7.13%, Series D	7,704,954
73,482	Kilroy Realty Corp., 6.38%, Series H	1,861,299
65,912	Kilroy Realty Corp., 6.88%, Series G	1,703,166
789,287	Kimco Realty Corp., 6.00%, Series I	20,324,140
335,101	National Retail Properties, Inc., 5.70%, Series E	8,417,737
297,863	National Retail Properties, Inc., 6.63%, Series D(c)	7,768,267
200,504	PS Business Parks, Inc., 5.70%, Series V(c)	5,030,645
425,145	PS Business Parks, Inc., 6.00%, Series T(c)	10,819,940
361,552	PS Business Parks, Inc., 6.45%, Series S(c)	9,346,119
258,213	Public Storage, 5.20%, Series W(c)	6,496,639
408,500	Public Storage, 5.40%, Series B(b)(c)	10,347,305
302,869	Public Storage, 5.88%, Series A	8,104,775
221,690	Public Storage, 5.90%, Series S	5,673,047
218,452	Public Storage, 6.00%, Series Z(c)	5,799,901
585,823	Public Storage, 6.35%, Series R	15,002,927
260,328	Public Storage, 6.38%, Series Y	7,057,492
1,884,587	Public Storage, 6.50%, Series Q	47,830,818
420,404	Realty Income Corp., 6.63%, Series F(c)	11,065,033
247,448	Regency Centers Corp., 6.63%, Series 6	6,455,918
381,146	Senior Housing Properties Trust, 5.63%	9,501,970
250,587	SL Green Realty Corp., 6.50%, Series I	6,477,674
274,484	Ventas Realty LP/Ventas Capital Corp., 5.45%(c)	7,279,316
169,615	Vornado Realty Trust, 5.40%, Series L	4,160,656
434,844	Vornado Realty Trust, 5.70%, Series K	11,066,780
560,931	Vornado Realty Trust, 6.63%, Series I(c)	14,460,801
96,765	Vornado Realty Trust, 6.88%, Series J	2,474,281
347,029	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	9,224,031
296,375	Welltower, Inc., 6.50%, Series J	7,788,735
171,273	WP Glimcher, Inc., 6.88%, Series I	4,213,316

		340,209,218

	Thrifts & Mortgage Finance - 0.1%
141,802	Astoria Financial Corp., 6.50%, Series C	3,678,344

	Wireless Telecommunication Services - 1.3%
307,999	Telephone & Data Systems, Inc., 5.88%(c)	7,672,255
577,522	Telephone & Data Systems, Inc., 6.63%(c)	14,975,146
373,704	United States Cellular Corp., 6.95%	9,436,026
273,248	United States Cellular Corp., 7.25%(c)	6,940,499
318,895	United States Cellular Corp., 7.25%(b)	7,985,131

		47,009,057

	Total Preferred Stocks and Other Equity Interests
	(Cost $3,546,867,581)	3,609,218,776

	Money Market Fund - 0.1%
3,239,022	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $3,239,022)	$3,239,022

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,550,106,603)-100.0%	3,612,457,798

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.1%
113,000,025	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $113,000,025)	113,000,025

	Total Investments
	(Cost $3,663,106,628)(f)-103.1%	3,725,457,823
	Other assets less liabilities-(3.1)%	(113,750,978)

	Net Assets-100.0%	$3,611,706,845

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,666,321,609. The net unrealized appreciation was $59,136,214, which consisted of aggregate gross unrealized appreciation of $87,674,294 and aggregate gross unrealized depreciation of $28,538,080.

The Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	13.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a)—58.3%
	Banks — 31.0%
103,342	Bank of America Corp., 3.00%, Series H	$1,848,788
72,607	Bank of America Corp., 4.00%, Series 4	1,528,377
143,629	Bank of America Corp., 4.00%, Series 5	3,011,900
108,152	Bank of America Corp., 4.00%, Series E	2,341,491
738,623	Citigroup Capital XIII, 6.99%	18,886,590
491,590	Citigroup, Inc., 6.88%, Series K	13,503,977
316,933	Citigroup, Inc., 7.13%, Series J	8,642,763
157,871	Fifth Third Bancorp, 6.63%, Series I	4,428,282
122,546	First Niagara Financial Group, Inc., 8.63%, Series B	3,333,251
38,560	FNB Corp., 7.25%	1,118,240
182,460	HSBC USA, Inc., 3.50%, Series F	4,004,997
131,693	HSBC USA, Inc., 4.00%, Series G	3,086,884
346,005	Merrill Lynch Capital Trust I, 6.45%, Series K	8,843,888
310,684	Merrill Lynch Capital Trust II, 6.45%	7,910,015
248,927	Merrill Lynch Capital Trust III, 7.38%	6,501,973
527,821	PNC Financial Services Group, Inc. (The), 6.13%, Series P	14,715,649
175,959	Regions Financial Corp., 6.38%, Series B	4,652,356
33,319	Royal Bank of Canada, 6.75%, Series C-2 (Canada)	1,001,236
72,822	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	1,560,575
59,910	SunTrust Banks, Inc., 4.00%	1,401,894
45,150	Synovus Financial Corp., 7.88%, Series C	1,264,200
250,862	U.S. Bancorp, 3.50%, Series B	5,453,740
271,106	U.S. Bancorp, 6.00%, Series G	7,173,465
274,606	U.S. Bancorp, 6.50%, Series F	7,834,509
39,419	Valley National Bancorp, 6.25%, Series A	1,061,159
563,505	Wells Fargo & Co., 5.85%	14,566,604
276,651	Wells Fargo & Co., 6.63%	7,923,285
42,498	Wintrust Financial Corp., 6.50%, Series D	1,134,697
59,694	Zions Bancorp, 6.30%, Series G	1,566,371

		160,301,156

	Capital Markets — 13.7%
254,215	Goldman Sachs Group, Inc. (The), 3.75%, Series A	4,974,988
69,082	Goldman Sachs Group, Inc. (The), 4.00%, Series C	1,443,123
451,652	Goldman Sachs Group, Inc. (The), 4.00%, Series D	8,897,544
330,046	Goldman Sachs Group, Inc. (The), 5.50%, Series J	8,241,249
238,497	Goldman Sachs Group, Inc. (The), 6.38%, Series K	6,484,733
362,268	Morgan Stanley, 4.00%, Series A	7,299,700
330,443	Morgan Stanley, 6.38%, Series I	8,588,214
279,671	Morgan Stanley, 6.88%, Series F	7,841,975
285,007	Morgan Stanley, 7.13%, Series E	8,102,749
263,782	State Street Corp., 5.90%, Series D	7,095,736
106,129	UBS Preferred Funding Trust IV, 1.13%, Series D (Switzerland)	1,849,828

		70,819,839

	Commercial Services & Supplies — 0.5%
141,936	NuStar Logistics LP, 7.63%	2,877,043

	Consumer Finance — 4.5%
181,341	Ally Financial, Inc., 8.50%, Series A	4,569,793
744,488	GMAC Capital Trust I, 8.13%, Series 2	18,947,220

		23,517,013

	Electric Utilities — 1.1%
96,756	SCE Trust III, 5.75%, Series H	2,574,677
111,652	SCE Trust IV, 5.38%, Series J	2,987,807

		5,562,484

	Food Products — 1.6%
173,565	CHS, Inc., 6.75%, Series 3	4,479,713
147,414	CHS, Inc., 7.10%, Series 2	3,930,057

		8,409,770

	Insurance — 5.0%
88,284	Aegon NV, 4.00%, Series 1 (Netherlands)	2,027,001
176,387	Allstate Corp. (The), 5.10%	4,464,355

Schedule of Investments

95,246	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)			$2,464,014
46,225	Aspen Insurance Holdings Ltd., 7.40% (Bermuda)			1,128,814
211,497	Hartford Financial Services Group, Inc. (The), 7.88%			6,492,958
211,497	MetLife, Inc., 4.00%, Series A			5,130,917
141,076	Reinsurance Group of America, Inc., 6.20%			4,034,774

				25,742,833

	Multi-Utilities — 0.6%
114,681	Integrys Holding, Inc., 6.00%			3,021,844

	Oil, Gas & Consumable Fuels — 0.2%
62,180	Legacy Reserves LP, 8.00%, Series B			205,816
33,624	Targa Resources Partners LP, 9.00%, Series A			664,074

				869,890

	Real Estate Investment Trusts — 0.1%
41,408	Resource Capital Corp., 8.63%			697,725

	Total Preferred Stocks and Other Equity Interests
	(Cost $304,468,622)			301,819,597

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds — 41.0%
	Banks — 12.0%
$4,020,000	BAC Capital Trust XIV, Series G	4.000%	09/29/49	3,004,950
14,620,000	Goldman Sachs Capital II	4.000	12/29/49	9,722,300
7,295,000	JPMorgan Chase Capital XXI, Series U(b)	1.563	02/02/37	5,544,200
5,320,000	JPMorgan Chase Capital XXIII(b)	1.362	05/15/47	3,936,800
4,275,000	Mellon Capital IV, Series 1	4.000	06/29/49	3,206,250
6,810,000	State Street Capital Trust IV(b)	1.512	06/15/37	5,345,850
8,565,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)	6.243	05/29/49	8,597,119
4,035,000	USB Capital IX	3.500	10/29/49	3,026,250
20,297,000	Wachovia Capital Trust III	5.570	03/29/49	19,434,377

				61,818,096

	Diversified Financial Services — 3.2%
6,510,000	American Express Co.	6.800	09/01/66	6,453,037
6,745,000	GE Capital Trust I	6.375	11/15/67	7,284,600
4,135,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	2,749,775

				16,487,412

	Electric — 2.1%
5,870,000	Dominion Resources, Inc.	5.750	10/01/54	5,756,201
2,905,000	NextEra Energy Capital Holdings, Inc.	6.350	10/01/66	2,019,466
4,226,000	WEC Energy Group, Inc.	6.250	05/15/67	3,063,850

				10,839,517

	Hand/Machine Tools — 0.7%
3,415,000	Stanley Black & Decker, Inc.	5.750	12/15/53	3,577,213

	Insurance — 16.1%
6,859,000	Allstate Corp. (The)	5.750	08/15/53	7,030,475
1,260,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	875,700
8,490,000	Chubb Corp. (The)	6.375	04/15/37	8,023,050
2,085,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	1,840,012
5,175,000	Genworth Holdings, Inc.	6.150	11/15/66	1,410,187
4,270,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	4,622,275
6,175,000	Lincoln National Corp.	7.000	05/17/66	4,569,500
4,305,000	Lincoln National Corp.	6.050	04/20/67	3,164,175
3,400,000	Principal Financial Group, Inc.	4.700	05/15/55	3,362,218
4,764,000	Prudential Financial, Inc.	8.875	06/15/38	5,371,410
8,075,000	Prudential Financial, Inc.	5.875	09/15/42	8,438,375
12,128,000	Prudential Financial, Inc.	5.625	06/15/43	12,309,920
3,995,000	Prudential Financial, Inc.	5.200	03/15/44	3,905,113
8,170,000	Prudential Financial, Inc.	5.375	05/15/45	8,047,450
2,585,000	Reinsurance Group of America, Inc.(b)	3.177	12/15/65	2,009,838
2,155,000	StanCorp Financial Group, Inc.	6.900	06/01/67	1,777,875
6,446,000	Voya Financial, Inc.	5.650	05/15/53	6,300,965

				83,058,538

Schedule of Investments

	Miscellaneous Manufacturing — 2.9%
$14,070,000	General Electric Co., GMTN	6.375%	11/15/67	$15,195,600

	Pipelines — 4.0%
4,445,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	3,572,669
5,837,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	5,851,592
8,920,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	5,820,300
6,560,000	TransCanada Trust (Canada)	5.625	05/20/75	5,592,400

				20,836,961

	Total Corporate Bonds
	(Cost $227,701,284)			211,813,337

	Total Investments
	(Cost $532,169,906)(c)—99.3%			513,632,934
	Other assets less liabilities—0.7%			3,687,573

	Net Assets—100.0%			$517,320,507

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $532,331,048. The net unrealized depreciation was $18,698,114, which consisted of aggregate gross unrealized appreciation of $2,215,649 and aggregate gross unrealized depreciation of $20,913,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 99.7%
	College Revenue — 7.0%
$600,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC - Citizens Bank of Rhode Island)(c)	0.020%	04/01/35	$600,000
4,600,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A (LOC - Bank of New York Mellon Trust)(c)	0.010	02/01/32	4,600,000

				5,200,000

	Electric Power Revenue — 7.1%
300,000	Orlando Florida Utilities Commission Utility System Rev. Var. (Remarketed 04/07/11) Ser. 08-1	0.010	10/01/33	300,000
5,005,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC - Bank of America N.A.)(c)	0.010	06/01/26	5,005,000

				5,305,000

	Health, Hospital, Nursing Home Revenue — 26.5%
4,500,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp Healthcare) Ser. 09A (LOC - Bank of America N.A.)(c)	0.010	08/01/24	4,500,000
195,000	Arizona State Health Facilities Auth. Var. (Banner Health) Ser. 08F (LOC - JPMorgan Chase Bank)(c)	0.010	01/01/29	195,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina - Remarketed) Ser. 07C	0.010	01/15/37	2,500,000
3,400,000	Cleveland-Cuyahoga County Ohio Port Auth. Var. (Carnegie/89th Garage Project) Ser. 07 (LOC - JPMorgan Chase Bank)(c)	0.010	01/01/37	3,400,000
195,000	DeKalb Georgia Private Hospital Auth. Var. (Children’s Healthcare of Atlanta) Ser. 08	0.020	07/01/42	195,000
300,000	Louisiana State Public Facilities Auth. Rev. Var. Ref. (Christus Health) Ser. 09B2 (LOC - Bank of New York Mellon Trust)(c)	0.010	07/01/47	300,000
3,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC - Wells Fargo Bank N.A.)(c)	0.010	07/01/34	3,000,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.010	05/15/38	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.060	11/01/34	3,000,000
100,000	Rochester Minnesota Health Care Facilities Rev. Var. (Mayo Foundation - Remarketed 04/10/08) Ser. 02A	0.010	08/15/32	100,000
135,000	University of North Carolina at Chapel Hill Rev. Var. Ref. Ser. 03B	0.010	02/01/29	135,000

				19,825,000

	Highway Tolls Revenue — 11.3%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC - Sumitomo Mitsui Banking)(c)	0.010	04/01/47	3,825,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.230	01/01/17	1,400,000
185,000	Massachusetts State Department of Transportation Highway System Rev. Var. Ref. (Contract Assistance - Remarketed 11/20/14) Ser. 10A7	0.010	01/01/29	185,000
3,000,000	Texas Transportation Commission Rev. (First Tier) Ser. 06B	0.230	04/01/26	3,000,000

				8,410,000

	Hotel Occupancy Tax — 0.4%
300,000	Kansas City Missouri Special Obligation Var. Ref. (H. Roe Bartle) Ser. 08F (LOC - Sumitomo Mitsui Banking)(c)	0.010	04/15/25	300,000

	Income Tax Revenue — 5.3%
4,000,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Sub.-Ser. 99-B3	0.010	11/01/28	4,000,000

	Lease Revenue — 4.5%
3,400,000	Orange County Florida School Board COP Ser. 08C (LOC - Bank of America N.A.)(c)	0.010	08/01/25	3,400,000

	Local or GTD Housing — 8.0%
3,500,000	Indianapolis Indiana Multifamily Housing Rev. Var. (Capital Place-Convington) Ser. 08 FNMA	0.010	05/15/38	3,500,000
2,450,000	New York State Housing Finance Agency Rev. Var. (222 E 44th Street Housing) Ser. 15A (LOC - Bank of China)(c)	0.030	05/01/50	2,450,000

				5,950,000

Schedule of Investments

	Miscellaneous Revenue — 6.7%
$2,285,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC - Bank of America N.A.)(c)	0.050%	06/01/29	$2,285,000
400,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC - Bank of America N.A.)(c)	0.050	03/01/25	400,000
300,000	New York State Housing Finance Agency Service Contract Rev. Var. Ref. (Remarketed 10/08/08) Ser. 03L (LOC - Bank of America N.A.)(c)	0.010	09/15/21	300,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC - Wells Fargo Bank N.A.)(c)	0.010	01/01/30	2,000,000

				4,985,000

	Multiple Utility Revenue — 4.6%
3,460,000	Colorado Springs Colorado Utilities Rev. (Sub.-Lien Improvement) Ser. 06B	0.100	11/01/36	3,460,000

	Recreational Revenue — 0.6%
440,000	El Paso County Colorado Rev. Var. (YMCA Pikes Peak Region Project) Ser. 06 (LOC - Wells Fargo Bank N.A.)(c)	0.020	12/01/36	440,000

	Sales Tax Revenue — 11.1%
4,330,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.070	07/01/27	4,330,000
4,000,000	New York State Local Government Assistance Corp. Various Sub.-Lien (Remarketed 08/03/09) Ser. 03-8V	0.010	04/01/19	4,000,000

				8,330,000

	Transit Revenue — 0.3%
200,000	Texas State Multi-Mode Mobility Fund Ser. 06B	0.010	04/01/36	200,000

	Water Revenue — 6.3%
100,000	Charlotte North Carolina Water & Sewer System Rev. Var. Ser. 06B	0.010	07/01/36	100,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.010	10/01/41	2,500,000
200,000	Massachusetts State Water Resources Auth. Var. Ref. (Remarketed 05/07/11) Ser. 08C-2	0.010	11/01/26	200,000
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.010	07/01/37	1,900,000

				4,700,000

	Total Investments
	(Cost $74,505,000)(d)(e)—99.7%			74,505,000
	Other assets less liabilities—0.3%			233,626

	Net Assets—100.0%			$74,738,626

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

FNMA - Federal National Mortgage Association

LOC - Letter of Credit

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Var. - Variable

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2016.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

Schedule of Investments

(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	5.8%

(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the three-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.3%
35,745	2U, Inc.(b)(c)	$721,692
50,755	Boyd Gaming Corp.(c)	903,947
26,501	CalAtlantic Group, Inc.	861,017
83,262	Carrols Restaurant Group, Inc.(c)	1,112,380
7,226	Churchill Downs, Inc.	998,200
25,934	Cooper Tire & Rubber Co.	945,554
19,248	Core-Mark Holding Co., Inc.	1,564,670
36,484	Dorman Products, Inc.(b)(c)	1,579,757
16,363	Drew Industries, Inc.	939,236
51,396	E.W. Scripps Co. (The), Class A	975,496
103,347	Eldorado Resorts, Inc.(c)	1,066,541
57,005	Gentherm, Inc.(c)	2,280,770
10,474	Helen of Troy Ltd.(c)	936,061
40,680	La-Z-Boy, Inc.	872,179
35,604	Lithia Motors, Inc., Class A	2,726,198
44,450	Monarch Casino & Resort, Inc.(c)	920,115
23,213	Monro Muffler Brake, Inc.	1,526,255
47,136	Nexstar Broadcasting Group, Inc., Class A	2,131,019
32,787	Popeyes Louisiana Kitchen, Inc.(c)	2,020,663
44,996	Smith & Wesson Holding Corp.(c)	970,114
34,755	Sonic Corp.	1,021,102
77,225	Sportsman’s Warehouse Holdings, Inc.(b)(c)	1,012,420
27,000	Standard Motor Products, Inc.	1,007,370
70,345	Stoneridge, Inc.(c)	795,602
28,974	Texas Roadhouse, Inc.	1,067,112
60,750	Tile Shop Holdings, Inc. (The)(c)	917,932
37,606	Tower International, Inc.(c)	865,690
99,192	ZAGG, Inc.(c)	914,550

		33,653,642

	Consumer Staples - 4.6%
31,480	Farmer Brothers Co.(c)	877,348
22,770	Ingles Markets, Inc., Class A	873,457
38,313	John B. Sanfilippo & Son, Inc.	2,298,397
8,814	Lancaster Colony Corp.	896,208
87,467	MGP Ingredients, Inc.	1,957,511
22,886	National Beverage Corp.(c)	946,107
45,893	Omega Protein Corp.(c)	1,036,723
32,361	Orchids Paper Products Co.	954,649
9,852	WD-40 Co.	1,017,712

		10,858,112

	Energy - 0.4%
19,377	REX American Resources Corp.(c)	1,035,313

	Financials - 19.6%
33,424	Altisource Portfolio Solutions SA(b)(c)	965,954
41,924	American Equity Investment Life Holding Co.	762,598
30,746	Ameris Bancorp	889,482
51,674	Atlas Financial Holdings, Inc.(c)	900,161
104,795	BGC Partners, Inc., Class A	958,874
40,454	BNC Bancorp	939,342
31,248	Cathay General Bancorp	874,944
63,977	Centerstate Banks, Inc.	907,834

16,992	CoreSite Realty Corp. REIT	$1,089,867
5,171	Diamond Hill Investment Group, Inc.	874,157
30,242	Eagle Bancorp, Inc.(c)	1,428,632
34,671	Enterprise Financial Services Corp.	984,310
55,699	FBL Financial Group, Inc., Class A	3,400,981
46,909	Fidelity Southern Corp.	741,162
37,437	Financial Institutions, Inc.	1,027,646
26,127	First Defiance Financial Corp.	1,017,124
46,291	First Financial Bankshares, Inc.(b)	1,209,121
48,876	First Industrial Realty Trust, Inc. REIT	1,006,357
40,525	First Merchants Corp.	926,401
27,838	Great Southern Bancorp, Inc.	1,104,333
41,660	Hanmi Financial Corp.	904,022
88,033	Heritage Commerce Corp.	863,604
24,705	Home BancShares, Inc.	956,330
29,981	Horace Mann Educators Corp.	921,016
195,843	Independent Bank Corp./MI	2,965,063
23,608	Interactive Brokers Group, Inc., Class A	761,830
70,313	Meridian Bancorp, Inc.	987,898
22,266	Meta Financial Group, Inc.	965,454
58,161	Pacific Premier Bancorp, Inc.(c)	1,194,045
22,685	Pinnacle Financial Partners, Inc.	1,130,847
35,680	Preferred Bank	1,159,600
35,689	ProAssurance Corp.	1,788,733
31,374	RLI Corp.	1,860,478
27,486	Stewart Information Services Corp.	974,654
51,310	United Community Banks, Inc.	926,659
81,971	Universal Insurance Holdings, Inc.(b)	1,536,136
33,959	Walker & Dunlop, Inc.(c)	813,658
159,568	Waterstone Financial, Inc.	2,210,017
48,546	Yadkin Financial Corp.	1,128,209

		46,057,533

	Health Care - 21.9%
20,514	Acceleron Pharma, Inc.(c)	629,780
40,746	Aerie Pharmaceuticals, Inc.(c)	673,939
36,361	Alder Biopharmaceuticals, Inc.(c)	879,209
33,216	AMN Healthcare Services, Inc.(c)	935,695
46,949	AtriCure, Inc.(c)	820,668
48,660	Avinger, Inc.(b)(c)	705,570
64,743	Cambrex Corp.(c)	2,242,698
58,193	Cantel Medical Corp.	3,454,918
62,822	Cara Therapeutics, Inc.(c)	565,398
6,560	Chemed Corp.	920,499
33,498	Civitas Solutions, Inc.(c)	805,962
49,848	Concert Pharmaceuticals, Inc.(c)	761,179
207,953	Corcept Therapeutics, Inc.(b)(c)	759,028
23,347	CorVel Corp.(c)	1,065,090
63,741	Cross Country Healthcare, Inc.(c)	917,870
23,473	Cynosure, Inc., Class A(c)	849,723
104,776	Cytokinetics, Inc.(b)(c)	806,775
29,238	Dermira, Inc.(c)	818,664
36,447	Dynavax Technologies Corp.(b)(c)	878,008
25,731	Emergent Biosolutions, Inc.(c)	941,755
23,676	Five Prime Therapeutics, Inc.(c)	851,152
223,829	Geron Corp.(b)(c)	682,678
66,819	Heska Corp.(c)	2,496,358
8,988	ICU Medical, Inc.(c)	865,095
20,690	INC Research Holdings, Inc., Class A(c)	871,670
26,914	Intra-Cellular Therapies, Inc.(c)	997,971
21,181	LHC Group, Inc.(c)	803,184
9,186	Ligand Pharmaceuticals, Inc.(c)	918,324
36,054	Loxo Oncology, Inc.(c)	744,876
24,911	Masimo Corp.(c)	915,479
27,545	Natus Medical, Inc.(c)	971,788
50,642	Neogen Corp.(c)	2,642,500
138,698	NeoGenomics, Inc.(b)(c)	945,920

Schedule of Investments(a)

20,339	NuVasive, Inc.(c)	$938,035
47,536	NxStage Medical, Inc.(c)	899,381
93,907	Pacific Biosciences of California, Inc.(c)	1,003,866
31,469	PharMerica Corp.(c)	934,315
21,029	PRA Health Sciences, Inc.(c)	905,929
31,210	Prestige Brands Holdings, Inc.(c)	1,456,883
23,881	Providence Service Corp. (The)(c)	1,060,316
27,135	Revance Therapeutics, Inc.(b)(c)	562,509
16,706	Sage Therapeutics, Inc.(c)	560,987
31,152	Sarepta Therapeutics, Inc.(b)(c)	370,086
110,334	SciClone Pharmaceuticals, Inc.(c)	881,569
308,612	Teligent, Inc.(b)(c)	2,215,834
19,615	TESARO, Inc.(c)	677,502
101,870	TherapeuticsMD, Inc.(c)	728,370
102,506	Trevena, Inc.(c)	746,244
19,214	US Physical Therapy, Inc.	982,796
28,989	Vascular Solutions, Inc.(c)	793,139
61,970	Vitae Pharmaceuticals, Inc.(c)	607,306

		51,464,490

	Industrials - 11.0%
43,174	AAON, Inc.	929,536
115,102	Allied Motion Technologies, Inc.	2,249,093
23,966	American Woodmark Corp.(c)	1,653,654
18,037	AZZ, Inc.	928,545
23,192	Barrett Business Services, Inc.	908,431
34,896	Comfort Systems USA, Inc.	988,953
20,891	Dycom Industries, Inc.(c)	1,384,238
66,201	Federal Signal Corp.	979,113
62,819	Hawaiian Holdings, Inc.(c)	2,211,857
61,403	Healthcare Services Group, Inc.	2,171,824
20,762	John Bean Technologies Corp.	951,107
83,184	LSI Industries, Inc.	959,943
60,679	Lydall, Inc.(c)	1,714,182
77,618	On Assignment, Inc.(c)	2,999,936
68,031	PowerSecure International, Inc.(c)	746,980
50,091	SkyWest, Inc.	752,367
16,629	Standex International Corp.	1,200,946
28,550	Trex Co., Inc.(c)	1,072,338
14,287	Universal Forest Products, Inc.	984,231

		25,787,274

	Information Technology - 18.6%
49,053	ACI Worldwide, Inc.(c)	878,049
75,844	Autobytel, Inc.(c)	1,384,153
14,873	Blackbaud, Inc.	914,392
22,175	Blackhawk Network Holdings, Inc.(c)	835,776
69,303	Callidus Software, Inc.(c)	1,069,345
12,053	Cimpress NV (Netherlands)(b)(c)	946,402
40,058	Convergys Corp.	979,017
55,585	CTS Corp.	875,464
33,063	Ebix, Inc.(b)	1,128,110
22,029	Electronics for Imaging, Inc.(c)	911,560
38,074	ePlus, Inc.(c)	3,605,988
250,386	Extreme Networks, Inc.(c)	691,065
11,202	Fair Isaac Corp.	1,070,575
124,846	Five9, Inc.(c)	1,039,967
38,421	Gigamon, Inc.(c)	1,004,709
77,847	Hackett Group, Inc. (The)	1,149,800
18,012	Imperva, Inc.(c)	928,699
36,309	Inphi Corp.(c)	1,007,575
48,050	Integrated Device Technology, Inc.(c)	1,224,314
12,621	Littelfuse, Inc.	1,286,080
16,287	LogMeIn, Inc.(c)	850,833
26,144	M/A-COM Technology Solutions Holdings, Inc.(c)	1,006,544
65,115	MaxLinear, Inc., Class A(c)	1,001,469
51,718	Mercury Systems, Inc.(c)	987,297

10,542	Mesa Laboratories, Inc.	$1,096,368
18,655	Monolithic Power Systems, Inc.	1,167,243
51,645	Monotype Imaging Holdings, Inc.	1,288,026
147,144	NeoPhotonics Corp.(c)	1,319,882
27,354	Paycom Software, Inc.(c)	824,723
24,986	Paylocity Holding Corp.(c)	777,564
20,513	Plantronics, Inc.	919,598
27,426	Proofpoint, Inc.(c)	1,381,173
30,246	Qualys, Inc.(c)	786,094
40,611	RingCentral, Inc., Class A(c)	886,132
104,621	ShoreTel, Inc.(c)	858,938
23,496	SPS Commerce, Inc.(c)	1,533,819
13,064	Stamps.com, Inc.(c)	1,225,664
12,345	Synaptics, Inc.(c)	905,012
29,930	Take-Two Interactive Software, Inc.(c)	1,038,571
18,709	Universal Display Corp.(c)	918,612

		43,704,602

	Materials - 7.0%
13,043	AEP Industries, Inc.	1,103,960
188,727	Headwaters, Inc.(c)	3,013,970
45,666	Innospec, Inc.	2,276,450
191,274	KapStone Paper and Packaging Corp.	2,827,030
44,980	Neenah Paper, Inc.	2,718,591
12,632	Quaker Chemical Corp.	947,526
79,560	US Concrete, Inc.(c)	3,618,389

		16,505,916

	Telecommunication Services - 2.1%
29,293	Cogent Communications Group, Inc.	978,679
67,902	FairPoint Communications, Inc.(c)	1,018,530
50,688	General Communication, Inc., Class A(c)	918,467
51,149	Shenandoah Telecommunications Co.	1,175,404
172,519	Vonage Holdings Corp.(c)	885,022

		4,976,102

	Utilities - 0.5%
17,736	Chesapeake Utilities Corp.	1,116,836

	Total Common Stocks and Other Equity Interests (Cost $252,167,490)	235,159,820

	Money Market Fund - 0.0%
98,714	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $98,714)	98,714

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $252,266,204)-100.0%	235,258,534

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.6%
10,641,645	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $10,641,645)	10,641,645

	Total Investments (Cost $262,907,849)(f)-104.6%	245,900,179
	Other assets less liabilities-(4.6)%	(10,770,894)

	Net Assets-100.0%	$235,129,285

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $263,429,543. The net unrealized depreciation was $17,529,364, which consisted of aggregate gross unrealized appreciation of $8,254,790 and aggregate gross unrealized depreciation of $25,784,154.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
863,724	PowerShares DWA Consumer Cyclicals Momentum Portfolio	$35,110,381
751,053	PowerShares DWA Consumer Staples Momentum Portfolio	41,826,141
695,265	PowerShares DWA Healthcare Momentum Portfolio(b)	30,438,702
807,842	PowerShares DWA Technology Momentum Portfolio(b)	29,163,096

	Total Investments (Cost $152,340,611)	136,538,320

	Money Market Fund - 0.0%
1,260	Invesco Premier Portfolio - Institutional Class, 0.34%(c) (Cost $1,260)	1,260

	Total Investments (Cost $152,341,871)(d)-100.0%	136,539,580
	Other assets less liabilities-(0.0)%	(17,696)

	Net Assets-100.0%	$136,521,884

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio and PowerShares DWA Technology Momentum Portfolio and therefore, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio and PowerShares DWA Technology Momentum Portfolio are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from its investment in affiliates for the three months ended January 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
PowerShares DWA Consumer Cyclicals Momentum Portfolio	$11,110,351	$29,231,302	$(1,260,273)	$(3,918,491)	$(52,508)	$35,110,381	$25,375
PowerShares DWA Consumer Staples Momentum Portfolio	11,753,038	32,415,996	(1,455,942)	(851,453)	(35,498)	41,826,141	81,399
PowerShares DWA Healthcare Momentum Portfolio	10,541,968	29,283,479	(1,173,096)	(8,102,223)	(111,426)	30,438,702	—
PowerShares DWA Technology Momentum Portfolio	9,202,050	24,775,972	(1,054,744)	(3,709,069)	(51,113)	29,163,096	—

Total Investments in Affiliates	$42,607,407	$115,706,749	$(4,944,055)	$(16,581,236)	$(250,545)	$136,538,320	$106,774

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $152,342,052. The net unrealized depreciation consisted entirely of aggregate gross depreciation of $15,802,472.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 7.2%
31,164	Dorman Products, Inc.(b)	$1,349,401
24,367	Drew Industries, Inc.	1,398,666
36,540	Gentherm, Inc.(b)	1,461,965
18,483	Motorcar Parts of America, Inc.(b)	635,261
19,896	Standard Motor Products, Inc.	742,320
23,347	Superior Industries International, Inc.	429,818

		6,017,431

	Automobiles - 0.6%
27,227	Winnebago Industries, Inc.	479,468

	Distributors - 2.4%
23,263	Core-Mark Holding Co., Inc.	1,891,049
20,145	VOXX International Corp., Class A(b)	86,422

		1,977,471

	Diversified Consumer Services - 2.6%
16,414	American Public Education, Inc.(b)	259,013
10,951	Capella Education Co.	480,858
68,614	Career Education Corp.(b)	197,608
38,660	Regis Corp.(b)	577,580
11,127	Strayer Education, Inc.(b)	594,071
21,274	Universal Technical Institute, Inc.	81,480

		2,190,610

	Hotels, Restaurants & Leisure - 22.5%
89,273	Belmond Ltd., Class A (United Kingdom)(b)	755,250
1,064	Biglari Holdings, Inc.(b)	402,384
20,855	BJ’s Restaurants, Inc.(b)	894,471
21,059	Bob Evans Farms, Inc.	862,155
80,682	Boyd Gaming Corp.(b)	1,436,946
16,923	DineEquity, Inc.	1,437,101
39,449	Interval Leisure Group, Inc.(c)	464,709
19,073	Marcus Corp. (The)	361,243
27,272	Marriott Vacations Worldwide Corp.	1,346,964
10,795	Monarch Casino & Resort, Inc.(b)	223,456
29,133	Papa John’s International, Inc.	1,391,101
61,425	Pinnacle Entertainment, Inc.(b)	1,875,920
22,676	Popeyes Louisiana Kitchen, Inc.(b)	1,397,522
14,055	Red Robin Gourmet Burgers, Inc.(b)	867,756
62,514	Ruby Tuesday, Inc.(b)	340,701
35,326	Ruth’s Hospitality Group, Inc.	574,048
50,469	Scientific Games Corp., Class A(b)(c)	298,776
50,232	Sonic Corp.	1,475,816
63,704	Texas Roadhouse, Inc.	2,346,218

		18,752,537

	Household Durables - 10.9%
26,380	Ethan Allen Interiors, Inc.	704,346
28,355	Helen of Troy Ltd.(b)	2,534,086
16,775	Installed Building Products, Inc.(b)	349,423
29,334	iRobot Corp.(b)(c)	995,303
50,649	La-Z-Boy, Inc.	1,085,915
24,873	M/I Homes, Inc.(b)	445,724
37,225	Meritage Homes Corp.(b)	1,228,797
38,025	TopBuild Corp.(b)	1,018,309
14,631	Universal Electronics, Inc.(b)	733,745

		9,095,648

	Internet & Catalog Retail - 2.2%
11,638	Blue Nile, Inc.(b)	$404,886
18,514	FTD Cos., Inc.(b)	457,296
29,443	Nutrisystem, Inc.	583,266
20,328	PetMed Express, Inc.	366,310

		1,811,758

	Leisure Products - 2.5%
13,107	Arctic Cat, Inc.	161,347
90,741	Callaway Golf Co.	790,354
18,872	Sturm Ruger & Co., Inc.	1,110,618

		2,062,319

	Media - 5.4%
53,717	E.W. Scripps Co. (The), Class A	1,019,549
116,081	Gannett Co., Inc.	1,722,642
47,591	Harte-Hanks, Inc.	162,761
26,835	Scholastic Corp.(c)	921,246
20,002	Sizmek, Inc.(b)	68,207
34,526	World Wrestling Entertainment, Inc., Class A(c)	618,015

		4,512,420

	Multiline Retail - 1.0%
35,349	Fred’s, Inc., Class A	583,258
44,729	Tuesday Morning Corp.(b)	249,141

		832,399

	Specialty Retail - 31.2%
25,613	Asbury Automotive Group, Inc.(b)	1,205,860
39,395	Barnes & Noble Education, Inc.(b)	434,133
62,503	Barnes & Noble, Inc.	548,151
18,623	Big 5 Sporting Goods Corp.	226,642
28,405	Buckle, Inc. (The)(c)	807,270
44,109	Caleres, Inc.	1,185,650
26,394	Cato Corp. (The), Class A	1,064,470
20,499	Children’s Place, Inc. (The)	1,334,485
72,544	Express, Inc.(b)	1,230,346
45,280	Finish Line, Inc. (The), Class A	857,603
55,022	Five Below, Inc.(b)	1,938,425
42,036	Francesca’s Holdings Corp.(b)	766,316
22,292	Genesco, Inc.(b)	1,474,393
22,715	Group 1 Automotive, Inc.	1,218,660
20,283	Haverty Furniture Cos., Inc.	384,363
22,993	Hibbett Sports, Inc.(b)	739,455
15,880	Kirkland’s, Inc.	187,860
23,909	Lithia Motors, Inc., Class A	1,830,712
27,333	Lumber Liquidators Holdings, Inc.(b)	352,869
25,787	MarineMax, Inc.(b)	436,058
48,797	Men’s Wearhouse, Inc. (The)	669,007
32,268	Monro Muffler Brake, Inc.	2,121,621
17,431	Outerwall, Inc.(c)	589,168
54,354	Pep Boys-Manny, Moe & Jack (The)(b)	1,005,006
51,107	Select Comfort Corp.(b)	1,076,314
32,406	Sonic Automotive, Inc., Class A	554,791
32,311	Stage Stores, Inc.(c)	268,181
29,498	Stein Mart, Inc.	217,105
29,386	Vitamin Shoppe, Inc.(b)	894,216
20,181	Zumiez, Inc.(b)	365,478

		25,984,608

	Textiles, Apparel & Luxury Goods - 11.5%
74,329	Crocs, Inc.(b)	684,570
40,437	G-III Apparel Group Ltd.(b)	1,995,970
48,834	Iconix Brand Group, Inc.(b)(c)	324,258
16,534	Movado Group, Inc.	424,924
14,727	Oxford Industries, Inc.	1,028,828
11,937	Perry Ellis International, Inc.(b)	226,922

Schedule of Investments(a)

56,831	Steven Madden Ltd.(b)	$1,835,073
56,853	Tumi Holdings, Inc.(b)	982,988
15,094	Unifi, Inc.(b)	360,294
103,825	Wolverine World Wide, Inc.	1,755,681

		9,619,508

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $94,145,016)-100.0%	83,336,177

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.8%
3,141,200	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $3,141,200)	3,141,200

	Total Investments (Cost $97,286,216)(f)-103.8%	86,477,377
	Other assets less liabilities-(3.8)%	(3,148,158)

	Net Assets-100.0%	$83,329,219

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $100,911,012. The net unrealized depreciation was $14,433,635, which consisted of aggregate gross unrealized appreciation of $4,561,893 and aggregate gross unrealized depreciation of $18,995,528.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January	31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 95.4%
	Food & Staples Retailing - 9.3%
84,057	Andersons, Inc. (The)	$2,463,711
121,968	SpartanNash Co.	2,502,783

		4,966,494

	Food Products - 63.0%
179,361	B&G Foods, Inc.	6,532,328
49,137	Calavo Growers, Inc.	2,542,840
49,637	Cal-Maine Foods, Inc.	2,505,179
509,605	Darling Ingredients, Inc.(b)	4,581,349
67,896	Diamond Foods, Inc.(b)	2,491,783
45,669	J & J Snack Foods Corp.	4,931,339
30,755	Sanderson Farms, Inc.	2,497,921
89,983	Seneca Foods Corp., Class A(b)	2,486,230
162,097	Snyder’s-Lance, Inc.	5,117,402

		33,686,371

	Household Products - 9.1%
40,167	Central Garden & Pet Co.(b)	541,853
132,778	Central Garden & Pet Co., Class A(b)	1,834,992
24,174	WD-40 Co.	2,497,174

		4,874,019

	Personal Products - 9.3%
93,363	Inter Parfums, Inc.	2,506,797
84,708	Medifast, Inc.	2,459,073

		4,965,870

	Tobacco - 4.7%
46,226	Universal Corp.	2,529,949

	Total Investments (Cost $52,323,659)(c)-95.4%	51,022,703
	Other assets less liabilities-4.6%	2,445,492

	Net Assets-100.0%	$53,468,195

Notes	to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $53,142,073. The net unrealized depreciation was $2,119,370, which consisted of aggregate gross unrealized appreciation of $2,650,592 and aggregate gross unrealized depreciation of $4,769,962.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 55.9%
135,333	Archrock, Inc.	$811,998
113,396	Atwood Oceanics, Inc.	695,118
76,399	Basic Energy Services, Inc.(b)(c)	175,718
66,543	Bristow Group, Inc.	1,547,790
38,118	CARBO Ceramics, Inc.(b)	630,853
37,550	Era Group, Inc.(c)	344,709
68,506	Exterran Corp.(c)	1,131,719
25,624	Geospace Technologies Corp.(c)	276,995
26,094	Gulf Island Fabrication, Inc.	227,540
50,147	Gulfmark Offshore, Inc., Class A(b)(c)	190,057
192,358	Helix Energy Solutions Group, Inc.(c)	775,203
62,175	Hornbeck Offshore Services, Inc.(c)	505,483
51,717	Matrix Service Co.(c)	980,554
163,990	Newpark Resources, Inc.(c)	798,631
125,690	Pioneer Energy Services Corp.(c)	172,195
25,320	SEACOR Holdings, Inc.(c)	1,164,973
76,012	Tesco Corp.	516,882
156,350	TETRA Technologies, Inc.(c)	967,807
91,529	Tidewater, Inc.(b)	486,019
98,245	Unit Corp.(c)	1,024,695
101,663	US Silica Holdings, Inc.	1,896,015

		15,320,954

	Oil, Gas & Consumable Fuels - 44.1%
97,360	Bill Barrett Corp.(c)	360,232
79,522	Bonanza Creek Energy, Inc.(c)	226,638
103,295	Carrizo Oil & Gas, Inc.(c)	2,802,393
119,209	Cloud Peak Energy, Inc.(c)	178,814
34,032	Contango Oil & Gas Co.(c)	218,145
65,280	Green Plains, Inc.	1,237,056
101,838	Northern Oil and Gas, Inc.(b)(c)	336,065
76,334	PDC Energy, Inc.(c)	4,341,115
11,228	REX American Resources Corp.(c)	599,912
94,496	Rex Energy Corp.(b)(c)	70,229
111,265	Stone Energy Corp.(c)	342,696
214,070	Synergy Resources Corp.(c)	1,357,204

		12,070,499

	Total Common Stocks (Cost $49,654,516)	27,391,453

	Money Market Fund - 0.0%
11,204	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $11,204)	11,204

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $49,665,720)-100.0%	27,402,657

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.3%
1,712,800	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $1,712,800)	$1,712,800

	Total Investments (Cost $51,378,520)(f)-106.3%	29,115,457
	Other assets less liabilities-(6.3)%	(1,714,498)

	Net Assets-100.0%	$27,400,959

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,241,740. The net unrealized depreciation was $32,126,283, which consisted of aggregate gross unrealized appreciation of $368,848 and aggregate gross unrealized depreciation of $32,495,131.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 39.2%
30,381	Ameris Bancorp	$878,922
24,004	Banner Corp.	996,166
93,834	BBCN Bancorp, Inc.	1,426,277
98,671	Boston Private Financial Holdings, Inc.	1,021,245
82,775	Brookline Bancorp, Inc.	923,769
37,992	Cardinal Financial Corp.	724,507
36,955	Central Pacific Financial Corp.	774,207
18,048	City Holding Co.	802,414
68,095	Columbia Banking System, Inc.	2,017,655
51,287	Community Bank System, Inc.	1,930,443
116,677	CVB Financial Corp.	1,786,325
206,861	F.N.B. Corp.	2,492,675
136,950	First BanCorp(b)	356,070
104,931	First Commonwealth Financial Corp.	916,048
72,712	First Financial Bancorp	1,163,392
77,819	First Financial Bankshares, Inc.	2,032,632
91,942	First Midwest Bancorp, Inc.	1,602,549
18,668	First NBC Bank Holding Co.(b)	585,989
89,744	Glacier Bancorp, Inc.	2,117,061
37,716	Hanmi Financial Corp.	818,437
71,942	Home BancShares, Inc.	2,784,875
30,947	Independent Bank Corp./MA	1,414,587
51,697	LegacyTexas Financial Group, Inc.	1,009,642
81,701	MB Financial, Inc.	2,542,535
165,490	National Penn Bancshares, Inc.	1,886,586
51,061	NBT Bancorp, Inc.	1,322,480
51,743	OFG Bancorp	290,796
135,082	Old National Bancorp	1,664,210
41,439	Pinnacle Financial Partners, Inc.	2,065,734
93,242	PrivateBancorp, Inc.	3,508,696
41,062	S&T Bancorp, Inc.	1,109,085
33,196	Simmons First National Corp., Class A	1,470,915
27,833	Southside Bancshares, Inc.	627,078
140,789	Sterling Bancorp	2,211,795
74,095	Talmer Bancorp, Inc., Class A	1,189,966
54,074	Texas Capital Bancshares, Inc.(b)	1,930,442
14,412	Tompkins Financial Corp.	807,360
49,422	UMB Financial Corp.	2,317,892
76,352	United Bankshares, Inc.	2,563,900
68,576	United Community Banks, Inc.	1,238,483
30,111	Westamerica Bancorp.	1,314,947
83,438	Wilshire Bancorp, Inc.	883,608
57,050	Wintrust Financial Corp.	2,401,235

		63,923,630

	Capital Markets - 6.5%
20,343	Calamos Asset Management, Inc., Class A	195,089
46,630	Evercore Partners, Inc., Class A	2,106,277
60,748	Financial Engines, Inc.	1,638,373
32,168	Greenhill & Co., Inc.	764,955
40,612	HFF, Inc., Class A(b)	1,160,285
68,347	Interactive Brokers Group, Inc., Class A	2,205,558
18,173	INTL FCStone, Inc.(b)	512,297
39,613	Investment Technology Group, Inc.	681,740
17,914	Piper Jaffray Cos.(b)	609,076
7,975	Virtus Investment Partners, Inc.	701,800

		10,575,450

	Consumer Finance - 3.7%
29,975	Cash America International, Inc.	$897,452
27,725	Encore Capital Group, Inc.(b)	635,457
31,528	Enova International, Inc.(b)	175,611
61,136	EZCORP, Inc., Class A(b)	185,853
32,798	First Cash Financial Services, Inc.(b)	1,164,329
55,496	Green Dot Corp., Class A(b)	986,164
56,860	PRA Group, Inc.(b)	1,691,585
9,994	World Acceptance Corp.(b)(c)	289,226

		6,025,677

	Insurance - 12.2%
96,189	American Equity Investment Life Holding Co.	1,749,678
22,522	AMERISAFE, Inc.	1,148,847
19,659	eHealth, Inc.(b)	206,223
37,837	Employers Holdings, Inc.	942,520
10,662	HCI Group, Inc.	354,511
48,008	Horace Mann Educators Corp.	1,474,806
13,277	Infinity Property & Casualty Corp.	1,054,061
12,923	Navigators Group, Inc. (The)(b)	1,132,184
62,683	ProAssurance Corp.	3,141,672
44,520	RLI Corp.	2,640,036
16,556	Safety Insurance Group, Inc.	934,090
67,463	Selective Insurance Group, Inc.	2,112,267
26,228	Stewart Information Services Corp.	930,045
24,845	United Fire Group, Inc.	959,762
21,076	United Insurance Holdings Corp.	327,310
38,212	Universal Insurance Holdings, Inc.(c)	716,093

		19,824,105

	Real Estate Investment Trusts - 32.0%
81,412	Acadia Realty Trust REIT	2,776,149
22,845	Agree Realty Corp. REIT	843,437
46,533	American Assets Trust, Inc. REIT	1,739,869
113,028	Capstead Mortgage Corp. REIT	1,055,682
56,792	CareTrust REIT, Inc. REIT	582,686
88,279	Cedar Realty Trust, Inc. REIT	623,250
70,368	Chesapeake Lodging Trust REIT	1,767,644
36,145	CoreSite Realty Corp. REIT	2,318,340
240,548	Cousins Properties, Inc. REIT	2,073,524
236,779	DiamondRock Hospitality Co. REIT	1,965,266
37,932	EastGroup Properties, Inc. REIT	2,025,189
71,840	Education Realty Trust, Inc. REIT	2,807,507
45,403	Four Corners Property Trust, Inc. REIT	767,311
105,173	Franklin Street Properties Corp. REIT	1,026,488
86,997	Geo Group, Inc. (The) REIT	2,573,371
30,983	Getty Realty Corp. REIT	553,976
83,894	Government Properties Income Trust REIT	1,151,865
118,707	Healthcare Realty Trust, Inc. REIT	3,447,251
106,774	Inland Real Estate Corp. REIT	1,143,550
98,282	Kite Realty Group Trust REIT	2,604,473
249,812	Lexington Realty Trust REIT	1,831,122
41,957	LTC Properties, Inc. REIT	1,868,345
280,533	Medical Properties Trust, Inc. REIT	3,085,863
96,118	Parkway Properties, Inc. REIT	1,294,709
81,612	Pennsylvania Real Estate Investment Trust REIT	1,597,963
22,942	PS Business Parks, Inc. REIT	1,986,318
117,345	Retail Opportunity Investments Corp. REIT	2,169,709
76,827	Sabra Health Care REIT, Inc. REIT	1,410,544
13,503	Saul Centers, Inc. REIT	686,898
102,299	Summit Hotel Properties, Inc. REIT	1,038,335
14,461	Universal Health Realty Income Trust REIT	735,053

Schedule of Investments(a)

31,281	Urstadt Biddle Properties, Inc., Class A REIT	$635,004

		52,186,691

	Real Estate Management & Development - 0.2%
39,630	Forestar Group, Inc.(b)	359,840

	Thrifts & Mortgage Finance - 6.2%
106,991	Astoria Financial Corp.	1,618,774
49,897	Bank Mutual Corp.	393,188
67,601	BofI Holding, Inc.(b)	1,160,033
36,077	Dime Community Bancshares, Inc.	620,164
8,392	LendingTree, Inc.(b)	618,406
46,120	Northfield Bancorp, Inc.	713,938
120,038	Northwest Bancshares, Inc.	1,508,878
44,227	Oritani Financial Corp.	739,475
69,416	Provident Financial Services, Inc.	1,363,330
112,173	TrustCo Bank Corp. NY	616,952
31,727	Walker & Dunlop, Inc.(b)	760,179

		10,113,317

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $155,534,110)-100.0%	163,008,710

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
632,790	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $632,790)	632,790

	Total Investments (Cost $156,166,900)(f)-100.4%	163,641,500
	Other assets less liabilities-(0.4)%	(610,035)

	Net Assets-100.0%	$163,031,465

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $158,713,598. The net unrealized appreciation was $4,927,902, which consisted of aggregate gross unrealized appreciation of $17,452,019 and aggregate gross unrealized depreciation of $12,524,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 10.0%
143,999	Acorda Therapeutics, Inc.(b)	$5,302,043
101,357	Emergent Biosolutions, Inc.(b)	3,709,666
43,711	Enanta Pharmaceuticals, Inc.(b)	1,123,373
60,505	Ligand Pharmaceuticals, Inc.(b)	6,048,685
330,861	MiMedx Group, Inc.(b)(c)	2,752,763
209,147	Momenta Pharmaceuticals, Inc.(b)	2,597,606
109,927	Repligen Corp.(b)	2,434,883
197,736	Spectrum Pharmaceuticals, Inc.(b)	980,771

		24,949,790

	Health Care Equipment & Supplies - 36.0%
71,254	Abaxis, Inc.	3,103,112
130,214	ABIOMED, Inc.(b)	11,111,161
41,446	Analogic Corp.	3,069,905
88,373	AngioDynamics, Inc.(b)	1,000,382
48,844	Anika Therapeutics, Inc.(b)	1,837,511
119,397	Cantel Medical Corp.	7,088,600
85,975	CONMED Corp.	3,175,916
84,773	CryoLife, Inc.	833,319
75,832	Cynosure, Inc., Class A(b)	2,745,118
83,609	Greatbatch, Inc.(b)	3,228,143
169,255	Haemonetics Corp.(b)	5,355,228
47,978	ICU Medical, Inc.(b)	4,617,882
47,869	Inogen, Inc.(b)	1,591,166
96,253	Integra LifeSciences Holdings Corp.(b)	5,914,747
99,743	Invacare Corp.	1,537,040
151,021	Masimo Corp.(b)	5,550,022
139,631	Meridian Bioscience, Inc.	2,687,897
147,493	Merit Medical Systems, Inc.(b)	2,441,009
110,184	Natus Medical, Inc.(b)	3,887,292
124,703	Neogen Corp.(b)	6,507,003
163,827	NuVasive, Inc.(b)	7,555,701
43,191	SurModics, Inc.(b)	861,660
57,873	Vascular Solutions, Inc.(b)	1,583,405
106,782	Zeltiq Aesthetics, Inc.(b)	2,479,478

		89,762,697

	Health Care Providers & Services - 24.8%
98,442	Aceto Corp.	2,249,400
39,964	Adeptus Health, Inc., Class A(b)	1,885,502
119,343	Air Methods Corp.(b)	4,647,216
27,533	Almost Family, Inc.(b)	1,052,862
94,433	Amedisys, Inc.(b)	3,375,980
159,145	AMN Healthcare Services, Inc.(b)	4,483,115
56,322	Chemed Corp.	7,903,103
34,165	CorVel Corp.(b)	1,558,607
108,693	Cross Country Healthcare, Inc.(b)	1,565,179
159,214	Ensign Group, Inc. (The)	3,574,354
133,011	ExamWorks Group, Inc.(b)	3,652,482
117,759	Hanger, Inc.(b)	1,588,569
116,472	HealthEquity, Inc.(b)	2,509,972
104,622	Healthways, Inc.(b)	1,230,355
279,613	Kindred Healthcare, Inc.	2,701,062
31,963	Landauer, Inc.	979,346
43,173	LHC Group, Inc.(b)	1,637,120

85,338	Magellan Health, Inc.(b)	$4,864,266
101,622	PharMerica Corp.(b)	3,017,157
42,066	Providence Service Corp. (The)(b)	1,867,730
350,206	Select Medical Holdings Corp.	3,337,463
41,446	US Physical Therapy, Inc.	2,119,963

		61,800,803

	Health Care Technology - 8.1%
35,007	Computer Programs & Systems, Inc.	1,838,918
81,309	HealthStream, Inc.(b)	1,780,667
286,991	HMS Holdings Corp.(b)	3,458,241
184,755	Medidata Solutions, Inc.(b)	7,894,581
118,216	Omnicell, Inc.(b)	3,308,866
148,254	Quality Systems, Inc.	1,943,610

		20,224,883

	Life Sciences Tools & Services - 4.6%
266,833	Affymetrix, Inc.(b)	3,743,667
90,032	Albany Molecular Research, Inc.(b)	1,469,322
105,212	Cambrex Corp.(b)	3,644,544
127,883	Luminex Corp.(b)	2,454,075

		11,311,608

	Pharmaceuticals - 16.6%
25,302	ANI Pharmaceuticals, Inc.(b)	809,917
201,813	Depomed, Inc.(b)	3,095,811
221,173	Impax Laboratories, Inc.(b)	8,287,352
92,634	Lannett Co., Inc.(b)(c)	2,363,093
231,720	Medicines Co. (The)(b)	8,008,243
445,298	Nektar Therapeutics(b)	6,073,865
60,403	Phibro Animal Health Corp., Class A	2,026,521
176,006	Prestige Brands Holdings, Inc.(b)	8,215,960
79,865	Sagent Pharmaceuticals, Inc.(b)	1,206,760
114,272	Supernus Pharmaceuticals, Inc.(b)	1,295,845

		41,383,367

	Total Common Stocks (Cost $257,753,452)	249,433,148

	Money Market Fund - 2.5%
6,198,006	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $6,198,006)	6,198,006

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $263,951,458)-102.6%	255,631,154

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
2,824,700	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $2,824,700)	2,824,700

	Total Investments (Cost $266,776,158)(f)-103.7%	258,455,854
	Other assets less liabilities-(3.7)%	(9,105,280)

	Net Assets-100.0%	$249,350,574

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $271,700,261. The net unrealized depreciation was $13,244,407, which consisted of aggregate gross unrealized appreciation of $19,500,394 and aggregate gross unrealized depreciation of $32,744,801.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace & Defense - 6.8%
19,806	AAR Corp.	$416,124
38,422	Aerojet Rocketdyne Holdings, Inc.(b)	632,042
12,376	Aerovironment, Inc.(b)	315,712
4,289	American Science & Engineering, Inc.	153,932
13,071	Cubic Corp.	522,317
10,333	Engility Holdings, Inc.	139,599
19,942	Moog, Inc., Class A(b)	923,913
2,904	National Presto Industries, Inc.	229,677
32,104	TASER International, Inc.(b)	494,081

		3,827,397

	Air Freight & Logistics - 4.1%
14,741	Atlas Air Worldwide Holdings, Inc.(b)	541,437
15,371	Echo Global Logistics, Inc.(b)	338,316
18,452	Forward Air Corp.	796,388
21,364	Hub Group, Inc., Class A(b)	650,961

		2,327,102

	Airlines - 4.9%
7,860	Allegiant Travel Co.	1,261,294
28,344	Hawaiian Holdings, Inc.(b)	997,992
30,462	Republic Airways Holdings, Inc.(b)	64,884
30,374	SkyWest, Inc.	456,218

		2,780,388

	Building Products - 8.5%
24,280	AAON, Inc.	522,748
8,183	American Woodmark Corp.(b)	564,627
17,409	Apogee Enterprises, Inc.	692,530
17,648	Gibraltar Industries, Inc.(b)	374,843
22,769	Griffon Corp.	345,633
29,117	PGT, Inc.(b)	285,347
20,298	Quanex Building Products Corp.	375,716
24,558	Simpson Manufacturing Co., Inc.	801,328
12,049	Universal Forest Products, Inc.	830,056

		4,792,828

	Commercial Services & Supplies - 18.5%
33,620	ABM Industries, Inc.	1,009,608
28,153	Brady Corp., Class A	631,753
29,257	Brink’s Co. (The)	860,156
22,377	Essendant, Inc.	668,177
11,981	G&K Services, Inc., Class A	771,337
43,070	Healthcare Services Group, Inc.	1,523,386
39,410	Interface, Inc.	665,635
19,679	Matthews International Corp., Class A	982,179
26,796	Mobile Mini, Inc.	694,552
35,326	Tetra Tech, Inc.	935,786
9,129	UniFirst Corp.	961,284
13,007	US Ecology, Inc.	441,848
12,051	Viad Corp.	355,143

		10,500,844

	Construction & Engineering - 7.6%
21,692	Aegion Corp.(b)	391,107
22,316	Comfort Systems USA, Inc.	632,435
19,439	Dycom Industries, Inc.(b)	1,288,028
37,538	EMCOR Group, Inc.	1,715,487
12,339	MYR Group, Inc.(b)	246,903
16,327	Orion Marine Group, Inc.(b)	58,941

		4,332,901

	Electrical Equipment - 6.6%
15,437	AZZ, Inc.	$794,697
12,369	Encore Wire Corp.	460,250
26,570	EnerSys	1,286,785
23,028	Franklin Electric Co., Inc.	628,204
29,258	General Cable Corp.	342,904
5,260	Powell Industries, Inc.	131,710
9,869	Vicor Corp.(b)	82,900

		3,727,450

	Machinery - 22.4%
35,724	Actuant Corp., Class A	831,655
17,236	Albany International Corp., Class A	584,645
11,281	Astec Industries, Inc.	420,781
30,885	Barnes Group, Inc.	1,004,071
26,467	Briggs & Stratton Corp.	520,341
18,280	Chart Industries, Inc.(b)	296,319
9,866	CIRCOR International, Inc.	350,144
13,141	EnPro Industries, Inc.	584,380
15,452	ESCO Technologies, Inc.	532,013
37,194	Federal Signal Corp.	550,099
15,574	Greenbrier Cos., Inc. (The)	402,744
47,934	Harsco Corp.	308,695
37,610	Hillenbrand, Inc.	1,018,479
17,439	John Bean Technologies Corp.	798,881
6,756	Lindsay Corp.(c)	475,217
10,199	Lydall, Inc.(b)	288,122
34,207	Mueller Industries, Inc.	870,568
24,421	SPX Corp.	227,115
24,595	SPX FLOW, Inc.(b)	586,345
7,644	Standex International Corp.	552,050
10,675	Tennant Co.	577,624
26,093	Titan International, Inc.	78,279
16,837	Watts Water Technologies, Inc., Class A	829,559

		12,688,126

	Marine - 1.9%
26,065	Matson, Inc.	1,053,286

	Professional Services - 10.9%
8,725	CDI Corp.	44,847
15,409	Exponent, Inc.	790,636
10,342	Heidrick & Struggles International, Inc.	272,615
9,755	Insperity, Inc.	438,292
17,779	Kelly Services, Inc., Class A	294,776
30,644	Korn/Ferry International	944,142
28,476	Navigant Consulting, Inc.(b)	449,636
28,439	On Assignment, Inc.(b)	1,099,167
22,229	Resources Connection, Inc.	335,880
25,117	TrueBlue, Inc.(b)	573,672
21,510	WageWorks, Inc.(b)	962,357

		6,206,020

	Road & Rail - 4.7%
14,605	ArcBest Corp.	299,841
16,669	Celadon Group, Inc.	132,352
36,183	Heartland Express, Inc.	620,538
36,806	Knight Transportation, Inc.	900,643
14,287	Marten Transport Ltd.	239,736
18,092	Roadrunner Transportation Systems, Inc.(b)	143,289
14,940	Saia, Inc.(b)	319,566

		2,655,965

	Trading Companies & Distributors - 3.2%
23,537	Applied Industrial Technologies, Inc.	904,762
7,583	DXP Enterprises, Inc.(b)	118,902
16,213	Kaman Corp.	645,926

Schedule of Investments(a)

4,884	Veritiv Corp.(b)	$150,671

		1,820,261

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,455,027)-100.1%	56,712,568

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
310,446	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $310,446)	310,446

	Total Investments (Cost $61,765,473)(f)-100.7%	57,023,014
	Other assets less liabilities-(0.7)%	(385,847)

	Net Assets-100.0%	$56,637,167

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $62,749,687. The net unrealized depreciation was $5,726,673, which consisted of aggregate gross unrealized appreciation of $5,159,536 and aggregate gross unrealized depreciation of $10,886,209.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 10.4%
197,610	ADTRAN, Inc.	$3,588,598
35,247	Bel Fuse, Inc., Class B	534,697
61,332	Black Box Corp.	467,350
145,751	CalAmp Corp.(b)	2,477,767
64,383	Comtech Telecommunications Corp.	1,256,756
100,874	Digi International, Inc.(b)	919,971
347,185	Harmonic, Inc.(b)	1,145,710
242,685	Ixia(b)	2,322,495
188,120	Lumentum Holdings, Inc.(b)	3,711,608
125,635	NETGEAR, Inc.(b)	4,694,980
353,632	Ruckus Wireless, Inc.(b)	2,974,045
177,498	ViaSat, Inc.(b)	11,093,625
925,330	Viavi Solutions, Inc.(b)	4,626,650

		39,814,252

	Electronic Equipment, Instruments & Components - 26.0%
60,372	Agilysys, Inc.(b)	597,683
113,056	Anixter International, Inc.(b)	5,589,489
57,867	Badger Meter, Inc.	3,230,715
201,482	Benchmark Electronics, Inc.(b)	4,231,122
168,108	Checkpoint Systems, Inc.	1,089,340
96,440	Coherent, Inc.(b)	7,451,919
130,137	CTS Corp.	2,049,658
154,233	Daktronics, Inc.	1,238,491
68,833	DTS, Inc.(b)	1,533,599
110,126	Electro Scientific Industries, Inc.(b)	665,161
23,270	ePlus, Inc.(b)	2,203,902
121,279	Fabrinet (Thailand)(b)	3,021,060
69,367	FARO Technologies, Inc.(b)	1,780,651
209,646	II-VI, Inc.(b)	4,360,637
147,900	Insight Enterprises, Inc.(b)	3,494,877
151,110	Itron, Inc.(b)	4,980,585
88,913	Littelfuse, Inc.	9,060,235
131,634	Mercury Systems, Inc.(b)	2,512,893
153,415	Methode Electronics, Inc.	3,997,995
59,151	MTS Systems Corp.	3,158,663
153,818	Newport Corp.(b)	2,342,648
73,133	OSI Systems, Inc.(b)	4,009,151
80,755	Park Electrochemical Corp.	1,314,691
133,255	Plexus Corp.(b)	4,657,262
334,278	QLogic Corp.(b)	4,285,444
113,079	Rofin-Sinar Technologies, Inc.(b)	2,882,384
71,524	Rogers Corp.(b)	3,395,244
312,623	Sanmina Corp.(b)	5,858,555
106,720	ScanSource, Inc.(b)	3,348,874
256,927	TTM Technologies, Inc.(b)	1,497,884

		99,840,812

	Internet Software & Services - 7.3%
163,447	Blucora, Inc.(b)	1,410,548
128,092	Constant Contact, Inc.(b)	4,048,988
167,980	DHI Group, Inc.(b)	1,563,894
97,452	Liquidity Services, Inc.(b)	634,412

196,516	LivePerson, Inc.(b)	$1,112,281
99,925	LogMeIn, Inc.(b)	5,220,082
363,999	Monster Worldwide, Inc.(b)	1,816,355
243,327	NIC, Inc.	4,815,441
141,798	QuinStreet, Inc.(b)	540,250
59,574	Stamps.com, Inc.(b)	5,589,233
94,228	XO Group, Inc.(b)	1,403,997

		28,155,481

	IT Services - 14.6%
96,664	CACI International, Inc., Class A(b)	8,029,878
179,077	Cardtronics, Inc.(b)	5,517,362
285,075	Ciber, Inc.(b)	926,494
130,364	CSG Systems International, Inc.	4,554,918
131,397	ExlService Holdings, Inc.(b)	5,736,793
39,616	Forrester Research, Inc.	1,266,524
146,557	Heartland Payment Systems, Inc.	13,494,969
97,146	ManTech International Corp., Class A	2,800,719
140,839	Perficient, Inc.(b)	2,682,983
155,155	Sykes Enterprises, Inc.(b)	4,567,763
65,609	TeleTech Holdings, Inc.	1,752,416
108,116	Virtusa Corp.(b)	4,834,948

		56,165,767

	Semiconductors & Semiconductor Equipment - 20.2%
163,646	Advanced Energy Industries, Inc.(b)	4,595,180
269,720	Brooks Automation, Inc.	2,570,431
95,942	Cabot Microelectronics Corp.(b)	3,899,083
81,512	CEVA, Inc.(b)	1,887,003
253,970	Cirrus Logic, Inc.(b)	8,817,838
98,971	Cohu, Inc.	1,198,539
154,997	Diodes, Inc.(b)	2,965,092
86,293	DSP Group, Inc.(b)	825,824
193,044	Exar Corp.(b)	1,061,742
249,125	Kopin Corp.(b)	480,811
281,881	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,852,636
212,351	MKS Instruments, Inc.	7,525,719
144,968	Monolithic Power Systems, Inc.	9,070,648
96,444	Nanometrics, Inc.(b)	1,362,754
113,359	Power Integrations, Inc.	5,342,610
464,654	Rambus, Inc.(b)	5,687,365
124,439	Rudolph Technologies, Inc.(b)	1,594,063
258,779	Semtech Corp.(b)	5,201,458
191,282	Tessera Technologies, Inc.	5,512,747
105,392	Ultratech, Inc.(b)	2,125,757
163,251	Veeco Instruments, Inc.(b)	3,042,999

		77,620,299

	Software - 16.7%
183,766	Blackbaud, Inc.	11,297,934
151,936	Bottomline Technologies (de), Inc.(b)	4,378,796
105,018	Ebix, Inc.	3,583,214
128,635	Epiq Systems, Inc.	1,610,510
69,222	Interactive Intelligence Group, Inc.(b)	1,653,021
37,201	MicroStrategy, Inc., Class A(b)	6,417,545
159,117	Monotype Imaging Holdings, Inc.	3,968,378
200,226	Progress Software Corp.(b)	5,183,851
329,529	Rovi Corp.(b)	6,412,634
158,342	Synchronoss Technologies, Inc.(b)	4,851,599
337,412	Take-Two Interactive Software, Inc.(b)	11,708,196
149,362	Tangoe, Inc.(b)	1,250,160
118,384	VASCO Data Security International, Inc.(b)(c)	1,834,952

		64,150,790

	Technology Hardware, Storage & Peripherals - 4.8%
161,860	Cray, Inc.(b)	6,375,666

Schedule of Investments(a)

190,210	Electronics for Imaging, Inc.(b)	$7,870,890
145,899	Super Micro Computer, Inc.(b)	4,344,872

		18,591,428

	Total Common Stocks (Cost $373,244,733)	384,338,829

	Money Market Fund - 0.0%
4,374	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $4,374)	4,374

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $373,249,107)-100.0%	384,343,203

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.1%
279,000	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $279,000)	279,000

	Total Investments (Cost $373,528,107)(f)-100.1%	384,622,203
	Other assets less liabilities-(0.1)%	(250,595)

	Net Assets-100.0%	$384,371,608

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $382,506,205. The net unrealized appreciation was $2,115,998, which consisted of aggregate gross unrealized appreciation of $41,164,484 and aggregate gross unrealized depreciation of $39,048,486.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.4%
	Chemicals - 49.7%
9,784	A. Schulman, Inc.	$247,731
8,570	American Vanguard Corp.	96,498
10,528	Balchem Corp.	591,042
17,185	Calgon Carbon Corp.	278,225
60,446	Chemours Co. (The)	238,157
17,910	Flotek Industries, Inc.(b)	119,639
7,592	FutureFuel Corp.	95,052
16,887	H.B. Fuller Co.	628,534
3,170	Hawkins, Inc.	118,780
6,425	Innophos Holdings, Inc.	171,612
8,043	Innospec, Inc.	400,944
18,824	Intrepid Potash, Inc.(b)	41,036
6,864	Koppers Holdings, Inc.(b)	116,208
10,194	Kraton Performance Polymers, Inc.(b)	149,648
6,552	LSB Industries, Inc.(b)	36,691
4,444	Quaker Chemical Corp.	333,344
14,319	Rayonier Advanced Materials, Inc.	100,233
6,096	Stepan Co.	274,076
8,295	Tredegar Corp.	108,913

		4,146,363

	Construction Materials - 7.2%
24,681	Headwaters, Inc.(b)	394,156
4,454	US Concrete, Inc.(b)	202,568

		596,724

	Containers & Packaging - 1.0%
7,449	Myers Industries, Inc.	84,844

	Metals & Mining - 17.3%
59,399	AK Steel Holding Corp.(b)	121,174
16,549	Century Aluminum Co.(b)	78,111
4,157	Haynes International, Inc.	133,024
5,925	Kaiser Aluminum Corp.	460,610
6,680	Materion Corp.	163,593
3,050	Olympic Steel, Inc.	28,487
40,411	Stillwater Mining Co.(b)	264,692
21,371	SunCoke Energy, Inc.	80,782
12,693	Timkensteel Corp.	114,364

		1,444,837

	Paper & Forest Products - 25.2%
12,967	Boise Cascade Co.(b)	267,898
5,936	Clearwater Paper Corp.(b)	232,454
3,653	Deltic Timber Corp.	200,623
28,629	KapStone Paper and Packaging Corp.	423,136
5,593	Neenah Paper, Inc.	338,041
14,497	P.H. Glatfelter Co.	213,976
10,177	Schweitzer-Mauduit International, Inc.	427,434

		2,103,562

	Total Investments (Cost $13,191,429)(c)-100.4%	8,376,330
	Other assets less liabilities-(0.4)%	(34,234)

	Net Assets-100.0%	$8,342,096

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,256,913. The net unrealized depreciation was $4,880,583, which consisted of aggregate gross unrealized appreciation of $140,518 and aggregate gross unrealized depreciation of $5,021,101.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 97.6%
	Diversified Telecommunication Services - 21.8%
205,918	8x8, Inc.(b)	$2,586,330
26,393	Atlantic Tele-Network, Inc.	2,031,997
514,707	Cincinnati Bell, Inc.(b)	1,667,651
119,878	Consolidated Communications Holdings, Inc.	2,402,355
72,844	General Communication, Inc., Class A(b)	1,319,933
197,936	Iridium Communications, Inc.(b)	1,377,635
56,335	Lumos Networks Corp.(b)	652,359

		12,038,260

	Electric Utilities - 9.4%
48,809	ALLETE, Inc.	2,581,996
63,352	El Paso Electric Co.	2,592,998

		5,174,994

	Gas Utilities - 46.9%
74,283	Laclede Group, Inc. (The)	4,749,655
88,567	New Jersey Resources Corp.	3,119,330
49,722	Northwest Natural Gas Co.	2,583,058
135,980	Piedmont Natural Gas Co., Inc.	8,055,455
104,545	South Jersey Industries, Inc.	2,598,989
81,180	Southwest Gas Corp.	4,775,819

		25,882,306

	Multi-Utilities - 13.1%
69,886	Avista Corp.	2,587,878
82,539	NorthWestern Corp.	4,608,978

		7,196,856

	Water Utilities - 4.7%
57,075	American States Water Co.	2,591,205

	Wireless Telecommunication Services - 1.7%
51,506	Spok Holdings, Inc.	927,623

	Total Investments (Cost $50,462,776)(c)-97.6%	53,811,244
	Other assets less liabilities-2.4%	1,338,603

	Net Assets-100.0%	$55,149,847

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $50,535,265. The net unrealized appreciation was $3,275,979, which consisted of aggregate gross unrealized appreciation of $4,096,384 and aggregate gross unrealized depreciation of $820,405.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Contrarian Opportunities

Portfolio (CNTR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 22.4%
1,685	Ascena Retail Group, Inc.(b)	$12,435
735	Ascent Capital Group, Inc., Series A(b)	8,372
344	AutoNation, Inc.(b)	14,878
331	Bed Bath & Beyond, Inc.(b)	14,289
287	Cavco Industries, Inc.(b)	24,068
351	Children’s Place, Inc. (The)	22,850
413	Dick’s Sporting Goods, Inc.	16,140
266	Dollar General Corp.	19,966
340	Fossil Group, Inc.(b)	11,084
1,776	Francesca’s Holdings Corp.(b)	32,377
421	GNC Holdings, Inc., Class A	11,792
354	Harley-Davidson, Inc.	14,160
503	Hibbett Sports, Inc.(b)	16,176
979	Interval Leisure Group, Inc.	11,533
672	iRobot Corp.(b)	22,801
1,430	K12, Inc.(b)	13,142
375	Kohl’s Corp.	18,656
478	Michael Kors Holdings Ltd.(b)	19,072
870	Movado Group, Inc.	22,359
325	Outerwall, Inc.	10,985
360	Scripps Networks Interactive, Inc., Class A	21,949
814	Select Comfort Corp.(b)	17,143
764	Shoe Carnival, Inc.	17,717
1,267	Stage Stores, Inc.	10,516
264	Target Corp.	19,119
418	Tenneco, Inc.(b)	15,972
526	Toll Brothers, Inc.(b)	14,528
644	Urban Outfitters, Inc.(b)	14,735
262	Wyndham Worldwide Corp.	17,004
891	Zumiez, Inc.(b)	16,136

		501,954

	Consumer Staples - 2.5%
1,728	Darling Ingredients, Inc.(b)	15,535
223	PriceSmart, Inc.	17,073
285	Sanderson Farms, Inc.	23,147

		55,755

	Energy - 0.8%
3,568	Basic Energy Services, Inc.(b)	8,207
8,046	Parker Drilling Co.(b)	11,023

		19,230

	Financials - 11.9%
42	Alleghany Corp.(b)	20,073
707	Altisource Portfolio Solutions SA(b)	20,432
800	Assured Guaranty Ltd.	19,024
101	Credit Acceptance Corp.(b)	18,075
833	Employers Holdings, Inc.	20,750
517	Encore Capital Group, Inc.(b)	11,850
274	Infinity Property & Casualty Corp.	21,753
734	INTL FCStone, Inc.(b)	20,691
1,301	Maiden Holdings Ltd.	16,653
248	Morningstar, Inc.	19,942
269	Navigators Group, Inc. (The)(b)	23,567
669	Selective Insurance Group, Inc.	20,946
396	Stifel Financial Corp.(b)	13,250
275	T. Rowe Price Group, Inc.	19,511

		266,517

	Health Care - 7.0%
531	Air Methods Corp.(b)	20,677
238	Express Scripts Holding Co.(b)	17,105

305	Health Net, Inc.(b)	$20,197
258	LifePoint Health, Inc.(b)	18,006
1,085	Luminex Corp.(b)	20,821
365	Magellan Health, Inc.(b)	20,805
289	Quest Diagnostics, Inc.	18,979
875	Triple-S Management Corp., Class B(b)	19,504

		156,094

	Industrials - 24.2%
1,110	Aegion Corp.(b)	20,013
646	ArcBest Corp.	13,262
470	Atlas Air Worldwide Holdings, Inc.(b)	17,263
306	C.H. Robinson Worldwide, Inc.	19,820
840	Chart Industries, Inc.(b)	13,617
402	Chicago Bridge & Iron Co. NV	15,606
399	Clean Harbors, Inc.(b)	17,680
163	Cummins, Inc.	14,652
232	Danaher Corp.	20,103
305	Dycom Industries, Inc.(b)	20,209
524	FTI Consulting, Inc.(b)	17,758
285	Genesee & Wyoming, Inc., Class A(b)	14,130
835	GP Strategies Corp.(b)	20,199
1,176	Insteel Industries, Inc.	28,824
605	Korn/Ferry International	18,640
1,076	LB Foster Co., Class A	12,406
1,654	MRC Global, Inc.(b)	16,623
310	Multi-Color Corp.	19,539
709	MYR Group, Inc.(b)	14,187
872	Quanta Services, Inc.(b)	16,306
1,273	Resources Connection, Inc.	19,235
1,395	RPX Corp.(b)	16,154
540	Southwest Airlines Co.	20,315
885	SP Plus Corp.(b)	19,868
490	Textron, Inc.	16,768
902	Thermon Group Holdings, Inc.(b)	15,172
1,203	TriMas Corp.(b)	20,800
400	Triumph Group, Inc.	10,200
867	TrueBlue, Inc.(b)	19,802
225	Union Pacific Corp.	16,200
1,435	Wesco Aircraft Holdings, Inc.(b)	16,201

		541,552

	Information Technology - 22.0%
918	ACI Worldwide, Inc.(b)	16,432
181	Apple, Inc.	17,619
715	Cirrus Logic, Inc.(b)	24,825
307	Cognizant Technology Solutions Corp., Class A(b)	19,436
2,260	Cohu, Inc.	27,369
921	Convergys Corp.	22,509
2,546	DHI Group, Inc.(b)	23,703
784	DTS, Inc.(b)	17,468
1,188	II-VI, Inc.(b)	24,710
421	InterDigital, Inc.	18,962
230	IPG Photonics Corp.(b)	18,591
2,050	Kulicke & Soffa Industries, Inc. (Singapore)(b)	20,746
300	LogMeIn, Inc.(b)	15,672
730	NeuStar, Inc., Class A(b)	17,943
894	NVIDIA Corp.	26,185
2,134	ON Semiconductor Corp.(b)	18,267
302	OSI Systems, Inc.(b)	16,556
1,890	Polycom, Inc.(b)	19,259
2,270	QLogic Corp.(b)	29,101
273	Red Hat, Inc.(b)	19,124
835	Sykes Enterprises, Inc.(b)	24,582
453	Synchronoss Technologies, Inc.(b)	13,880
298	VeriSign, Inc.(b)	22,529
1,023	Western Union Co. (The)	18,250

		493,718

	Materials - 9.2%
345	Balchem Corp.	19,368
3,556	Century Aluminum Co.(b)	16,784

Schedule of Investments(a)

539	Domtar Corp.	$17,383
2,198	FutureFuel Corp.	27,519
456	Innospec, Inc.	22,732
667	Materion Corp.	16,335
1,804	Mercer International, Inc. (Canada)	13,259
481	Mosaic Co. (The)	11,592
356	Reliance Steel & Aluminum Co.	20,271
595	Schweitzer-Mauduit International, Inc.	24,990
2,316	Stillwater Mining Co.(b)	15,170

		205,403

	Total Common Stocks (Cost $2,608,700)	2,240,223

	Money Market Fund - 0.0%
4	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $4)	4

	Total Investments (Cost $2,608,704)(d)-100.0%	2,240,227
	Other assets less liabilities-(0.0)%	(598)

	Net Assets-100.0%	$2,239,629

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,610,710. The net unrealized depreciation was $370,483, which consisted of aggregate gross unrealized appreciation of $91,953 and aggregate gross unrealized depreciation of $462,436.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.4%
476,200	Bank of New York Mellon Corp. (The)	$17,247,964
278,578	Northern Trust Corp.	17,294,122
287,634	State Street Corp.	16,029,843

		50,571,929

	Consumer Finance - 3.9%
265,910	Capital One Financial Corp.	17,449,014

	Diversified Banks - 42.5%
2,395,474	Bank of America Corp.	33,872,002
771,920	Citigroup, Inc.	32,868,354
241,595	Comerica, Inc.	8,286,708
626,171	JPMorgan Chase & Co.	37,257,174
951,311	U.S. Bancorp	38,109,519
757,772	Wells Fargo & Co.	38,062,888

		188,456,645

	Regional Banks - 39.9%
540,563	BB&T Corp.	17,654,788
721,271	Citizens Financial Group, Inc.	15,327,009
1,009,995	Fifth Third Bancorp	15,957,921
194,448	First Republic Bank	13,222,464
1,089,022	Huntington Bancshares, Inc.	9,343,809
1,141,934	KeyCorp	12,743,983
199,454	M&T Bank Corp.	21,975,842
424,086	People’s United Financial, Inc.	6,094,116
218,582	PNC Financial Services Group, Inc. (The)	18,940,130
1,784,557	Regions Financial Corp.	14,490,603
480,806	SunTrust Banks, Inc.	17,587,883
70,392	SVB Financial Group(b)	7,132,117
279,267	Zions Bancorporation	6,333,776

		176,804,441

	Thrifts & Mortgage Finance - 2.3%
662,910	New York Community Bancorp, Inc.	10,261,847

	Total Investments (Cost $527,030,932)(c)-100.0%	443,543,876
	Other assets less liabilities-0.0%	140,967

	Net Assets-100.0%	$443,684,843

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $527,930,232. The net unrealized depreciation was $84,386,356, which consisted of aggregate gross unrealized appreciation of $748,517 and aggregate gross unrealized depreciation of $85,134,873.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Asset Management & Custody Banks - 37.8%
2,452	BlackRock, Inc.	$770,565
11,879	Eaton Vance Corp.	340,452
10,636	Franklin Resources, Inc.	368,644
13,234	Invesco Ltd.(b)	396,094
18,884	Janus Capital Group, Inc.	237,750
10,047	Legg Mason, Inc.	307,639
8,198	SEI Investments Co.	321,690
6,143	State Street Corp.	342,349
5,855	T. Rowe Price Group, Inc.	415,412

		3,500,595

	Investment Banking & Brokerage - 39.0%
26,453	Charles Schwab Corp. (The)	675,345
4,693	Goldman Sachs Group, Inc. (The)	758,201
2,997	Greenhill & Co., Inc.	71,269
6,509	Interactive Brokers Group, Inc., Class A	210,045
3,433	Investment Technology Group, Inc.	59,082
9,237	KCG Holdings, Inc., Class A(c)	94,402
9,595	Lazard Ltd., Class A	345,324
25,998	Morgan Stanley	672,828
1,552	Piper Jaffray Cos.(c)	52,768
7,592	Raymond James Financial, Inc.	332,606
12,172	TD Ameritrade Holding Corp.	335,704

		3,607,574

	Specialized Finance - 23.3%
6,175	CBOE Holdings, Inc.	411,378
9,132	CME Group, Inc., Class A	820,510
1,716	Intercontinental Exchange, Inc.	452,681
7,606	Nasdaq, Inc.	471,572

		2,156,141

	Total Common Stocks (Cost $10,729,773)	9,264,310

	Money Market Fund - 0.0%
2,893	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $2,893)	2,893

	Total Investments (Cost $10,732,666)(e)-100.1%	9,267,203
	Other assets less liabilities-(0.1)%	(5,527)

	Net Assets-100.0%	$9,261,676

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2016	Dividend Income
Invesco Ltd.	$287,053	$149,371	$—	$(40,330)	$—	$396,094	$3,116

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $10,746,505. The net unrealized depreciation was $1,479,302, which consisted of aggregate gross unrealized appreciation of $220,174 and aggregate gross unrealized depreciation of $1,699,476.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 33.1%
1,245,991	Apollo Investment Corp.	$6,317,174
363,712	Ares Capital Corp.	5,055,597
760,379	Arlington Asset Investment Corp., Class A	8,440,207
96,877	Artisan Partners Asset Management, Inc., Class A	3,032,250
59,595	Federated Investors, Inc., Class B	1,507,158
566,728	Hercules Technology Growth Capital, Inc.	6,222,673
1,141,873	Medley Capital Corp.	7,639,130
131,628	NorthStar Asset Management Group, Inc.	1,518,987
1,339,351	PennantPark Investment Corp.	7,111,954
594,203	THL Credit, Inc.	5,763,769
297,158	Triangle Capital Corp.	5,328,043
80,911	Waddell & Reed Financial, Inc., Class A	2,220,198

		60,157,140

	Consumer Finance - 1.4%
259,096	Navient Corp.	2,476,958

	Investment Banking & Brokerage - 5.5%
415,878	BGC Partners, Inc., Class A	3,805,284
155,049	Greenhill & Co., Inc.	3,687,065
112,892	Virtu Financial, Inc., Class A	2,562,648

		10,054,997

	Mortgage REITs - 43.9%
580,980	AG Mortgage Investment Trust, Inc. REIT	6,814,896
648,556	Altisource Residential Corp. REIT	6,453,132
434,846	American Capital Agency Corp. REIT	7,422,821
661,547	Apollo Residential Mortgage, Inc. REIT	7,177,785
523,362	ARMOUR Residential REIT, Inc. REIT	10,200,325
564,910	Chimera Investment Corp. REIT	6,999,235
526,215	Hatteras Financial Corp. REIT	6,451,396
675,069	New Residential Investment Corp. REIT	7,689,036
986,289	Resource Capital Corp. REIT	10,277,131
1,047,403	Western Asset Mortgage Capital Corp. REIT	10,275,024

		79,760,781

	Property & Casualty Insurance - 2.7%
55,283	Mercury General Corp.	2,566,790
123,001	Old Republic International Corp.	2,223,858

		4,790,648

	Regional Banks - 6.3%
99,596	FirstMerit Corp.	1,930,170
55,198	PacWest Bancorp	2,026,319
142,310	People’s United Financial, Inc.	2,044,995
85,839	Trustmark Corp.	1,857,556
122,115	Umpqua Holdings Corp.	1,768,225
214,134	Valley National Bancorp	1,884,379

		11,511,644

	Reinsurance - 1.0%
143,370	Maiden Holdings Ltd.	1,835,136

	Thrifts & Mortgage Finance - 4.6%
174,529	Northwest Bancshares, Inc.	2,193,830
146,135	Oritani Financial Corp.	2,443,377
367,530	TrustCo Bank Corp. NY	2,021,415
151,050	United Financial Bancorp, Inc.	1,706,865

		8,365,487

	Trading Companies & Distributors - 1.5%
259,224	Textainer Group Holdings Ltd.	$2,760,735

	Total Investments (Cost $218,989,362)(b)-100.0%	181,713,526
	Other assets less liabilities-0.0%	10,059

	Net Assets-100.0%	$181,723,585

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $227,575,651. The net unrealized depreciation was $45,862,125, which consisted of aggregate gross unrealized appreciation of $1,254,411 and aggregate gross unrealized depreciation of $47,116,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Asset Management & Custody Banks - 3.6%
5,098	Ameriprise Financial, Inc.	$462,134

	Insurance Brokers - 12.2%
6,078	Aon PLC	533,831
19,136	Marsh & McLennan Cos., Inc.	1,020,523

		1,554,354

	Life & Health Insurance - 29.5%
8,827	Aflac, Inc.	511,613
27,801	Genworth Financial, Inc., Class A(b)	77,287
10,472	Lincoln National Corp.	413,225
22,542	MetLife, Inc.	1,006,500
11,190	Principal Financial Group, Inc.	425,220
13,307	Prudential Financial, Inc.	932,555
13,605	Unum Group	389,647

		3,756,047

	Multi-line Insurance - 14.3%
18,114	American International Group, Inc.	1,023,079
3,679	Assurant, Inc.	299,139
12,617	Hartford Financial Services Group, Inc. (The)	506,951

		1,829,169

	Property & Casualty Insurance - 36.1%
9,175	Allstate Corp. (The)	556,005
6,843	Arch Capital Group Ltd. (Bermuda)(b)	462,245
5,387	Axis Capital Holdings Ltd.	290,413
9,157	Cincinnati Financial Corp.	527,718
15,509	FNF Group	502,181
8,548	MBIA, Inc.(b)	56,930
18,684	Progressive Corp. (The)	583,875
10,052	Travelers Cos., Inc. (The)	1,075,966
15,082	XL Group PLC	546,873

		4,602,206

	Reinsurance - 3.4%
2,408	Everest Re Group Ltd.	430,887

	Thrifts & Mortgage Finance - 1.0%
18,982	MGIC Investment Corp.(b)	125,661

	Total Common Stocks (Cost $13,566,679)	12,760,458

	Money Market Fund - 0.0%
861	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $861)	861

	Total Investments (Cost $13,567,540)(d)-100.1%	12,761,319
	Other assets less liabilities-(0.1)%	(18,053)

	Net Assets-100.0%	$12,743,266

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,887,472. The net unrealized depreciation was $1,126,153, which consisted of aggregate gross unrealized appreciation of $300,914 and aggregate gross unrealized depreciation of $1,427,067.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 27.9%
257,000	Armada Hoffler Properties, Inc.	$2,767,890
305,351	Gladstone Commercial Corp.	4,366,519
391,964	Global NET Lease, Inc.	2,743,748
421,138	Gramercy Property Trust	3,078,519
360,493	Investors Real Estate Trust	2,350,414
422,529	Lexington Realty Trust	3,097,138
322,711	Spirit Realty Capital, Inc.	3,382,011
366,955	VEREIT, Inc.	2,829,223
358,074	Whitestone	3,945,976

		28,561,438

	Health Care - 23.1%
106,978	Care Capital Properties, Inc.	3,202,921
197,924	Community Healthcare Trust, Inc.	3,665,553
303,334	Medical Properties Trust, Inc.	3,336,674
549,919	New Senior Investment Group, Inc.	5,053,756
183,740	Sabra Health Care REIT, Inc.	3,373,466
345,325	Senior Housing Properties Trust	5,000,306

		23,632,676

	Hotel & Resort - 5.4%
475,084	Ashford Hospitality Trust, Inc.	2,641,467
121,940	Hospitality Properties Trust	2,876,564

		5,518,031

	Industrial - 5.4%
279,514	Monmouth Real Estate Investment Corp.	2,873,404
158,446	STAG Industrial, Inc., Class A	2,682,491

		5,555,895

	Office - 7.0%
319,861	Franklin Street Properties Corp.	3,121,843
292,557	Government Properties Income Trust	4,016,808

		7,138,651

	Residential - 7.0%
560,775	Independence Realty Trust, Inc.	3,818,878
277,700	Preferred Apartment Communities, Inc., Class A	3,346,285

		7,165,163

	Retail - 9.5%
270,511	CBL & Associates Properties, Inc.	2,907,993
308,801	Inland Real Estate Corp.	3,307,259
391,670	WP GLIMCHER, Inc.	3,556,363

		9,771,615

	Specialized - 14.7%
151,004	Corrections Corp. of America	4,350,425
53,284	EPR Properties	3,194,376
128,832	Gaming and Leisure Properties, Inc.	3,359,939
142,594	Geo Group, Inc. (The)	4,217,930

		15,122,670

	Total Investments (Cost $111,711,103)(b)-100.0%	102,466,139
	Other assets less liabilities-(0.0)%	(37,324)

	Net Assets-100.0%	$102,428,815

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $113,376,650. The net unrealized depreciation was $10,910,511, which consisted of aggregate gross unrealized appreciation of $1,383,900 and aggregate gross unrealized depreciation of $12,294,411.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Multi-line Insurance - 9.5%
41,898	American Financial Group, Inc.	$2,973,920
36,254	Assurant, Inc.	2,947,813
31,910	Kemper Corp.	1,102,809

		7,024,542

	Property & Casualty Insurance - 75.9%
56,600	Allied World Assurance Co. Holdings AG	2,070,994
98,804	Allstate Corp. (The)	5,987,522
49,600	AmTrust Financial Services, Inc.	2,836,624
42,783	Arch Capital Group Ltd. (Bermuda)(b)	2,889,992
37,843	Aspen Insurance Holdings Ltd. (Bermuda)	1,760,078
55,366	Axis Capital Holdings Ltd.	2,984,781
53,992	Chubb Ltd.	6,104,875
50,736	Cincinnati Financial Corp.	2,923,916
26,925	Hanover Insurance Group, Inc. (The)	2,194,118
34,344	Mercury General Corp.	1,594,592
33,086	ProAssurance Corp.	1,658,270
201,199	Progressive Corp. (The)	6,287,469
27,010	RLI Corp.	1,601,693
35,609	Selective Insurance Group, Inc.	1,114,918
54,124	Travelers Cos., Inc. (The)	5,793,433
55,704	W.R. Berkley Corp.	2,793,556
151,518	XL Group PLC	5,494,043

		56,090,874

	Reinsurance - 14.8%
41,477	Endurance Specialty Holdings Ltd.	2,568,671
16,810	Everest Re Group Ltd.	3,007,981
27,299	RenaissanceRe Holdings Ltd. (Bermuda)	3,075,232
51,004	Validus Holdings Ltd.	2,256,417

		10,908,301

	Total Common Stocks (Cost $76,160,969)	74,023,717

	Money Market Fund - 0.1%
58,491	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $58,491)	58,491

	Total Investments (Cost $76,219,460)(d)-100.3%	74,082,208
	Other assets less liabilities-(0.3)%	(240,220)

	Net Assets-100.0%	$73,841,988

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $76,567,891. The net unrealized depreciation was $2,485,683, which consisted of aggregate gross unrealized appreciation of $256,224 and aggregate gross unrealized depreciation of $2,741,907.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	10.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 96.4%
56,998	Associated Banc-Corp.	$1,000,315
43,458	BancorpSouth, Inc.	907,403
16,896	Bank of Hawaii Corp.	1,012,577
37,033	Bank of the Ozarks, Inc.	1,642,043
30,927	BankUnited, Inc.	1,042,240
28,409	BOK Financial Corp.	1,420,734
50,396	Boston Private Financial Holdings, Inc.	521,599
42,278	Brookline Bancorp, Inc.	471,822
34,062	Cathay General Bancorp	953,736
9,218	City Holding Co.	409,832
32,893	Columbia Banking System, Inc.	974,620
25,458	Commerce Bancshares, Inc.	1,047,087
24,761	Community Bank System, Inc.	932,004
16,751	Cullen/Frost Bankers, Inc.	801,703
63,190	CVB Financial Corp.	967,439
53,897	East West Bancorp, Inc.	1,747,341
80,511	F.N.B. Corp.	970,158
53,594	First Commonwealth Financial Corp.	467,876
37,138	First Financial Bancorp	594,208
32,554	First Financial Bankshares, Inc.	850,310
78,616	First Horizon National Corp.	1,000,782
46,960	First Midwest Bancorp, Inc.	818,513
57,787	FirstMerit Corp.	1,119,912
80,789	Fulton Financial Corp.	1,038,139
39,790	Glacier Bancorp, Inc.	938,646
40,145	Hancock Holding Co.	961,874
18,448	IBERIABANK Corp.	882,737
91,187	Investors Bancorp, Inc.	1,065,976
32,709	MB Financial, Inc.	1,017,904
68,994	Old National Bancorp	850,006
49,725	PacWest Bancorp	1,825,405
9,248	Park National Corp.	814,841
21,517	Pinnacle Financial Partners, Inc.	1,072,622
26,502	PrivateBancorp, Inc.	997,270
21,098	Prosperity Bancshares, Inc.	894,555
20,972	S&T Bancorp, Inc.	566,454
14,784	Signature Bank(b)	2,060,003
35,022	Synovus Financial Corp.	1,069,222
76,307	TCF Financial Corp.	916,447
19,720	Texas Capital Bancshares, Inc.(b)	704,004
40,700	Trustmark Corp.	880,748
22,183	UMB Financial Corp.	1,040,383
65,236	Umpqua Holdings Corp.	944,617
27,755	United Bankshares, Inc.	932,013
104,939	Valley National Bancorp	923,463
29,073	Webster Financial Corp.	964,351
15,379	Westamerica Bancorp.	671,601
22,212	Wintrust Financial Corp.	934,903

		46,642,438

	Thrifts & Mortgage Finance - 3.6%
39,619	Provident Financial Services, Inc.	778,117
45,241	Washington Federal, Inc.	965,896

		1,744,013

	Total Common Stocks (Cost $54,782,550)	48,386,451

	Money Market Fund - 0.1%
52,606	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $52,606)	$52,606

	Total Investments (Cost $54,835,156)(d)-100.1%	48,439,057
	Other assets less liabilities-(0.1)%	(55,091)

	Net Assets-100.0%	$48,383,966

Notes	to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $55,082,172. The net unrealized depreciation was $6,643,115, which consisted of aggregate gross unrealized appreciation of $331,147 and aggregate gross unrealized depreciation of $6,974,262.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.4%
3,332	Aaron’s, Inc.	$76,236
480	Advance Auto Parts, Inc.	72,984
117	Amazon.com, Inc.(b)	68,679
955	AMC Networks, Inc., Class A(b)	69,515
2,284	Aramark	72,974
1,225	AutoNation, Inc.(b)	52,981
102	AutoZone, Inc.(b)	78,274
1,417	Bed Bath & Beyond, Inc.(b)	61,172
2,491	Best Buy Co., Inc.	69,574
1,834	BorgWarner, Inc.	53,846
1,644	Brinker International, Inc.	81,773
1,489	Brunswick Corp.	59,337
1,562	Cabela’s, Inc.(b)	65,713
174	Cable One, Inc.	74,818
2,472	Cablevision Systems Corp., Class A	78,882
1,276	CarMax, Inc.(b)	56,374
1,434	Carnival Corp.	69,018
831	Carter’s, Inc.	80,790
1,598	CBS Corp., Class B	75,905
419	Charter Communications, Inc., Class A(b)	71,800
140	Chipotle Mexican Grill, Inc.(b)	63,416
1,495	Choice Hotels International, Inc.	65,361
2,199	Cinemark Holdings, Inc.	64,849
14,759	Clear Channel Outdoor Holdings, Inc., Class A(b)	74,533
2,313	Coach, Inc.	85,697
1,296	Comcast Corp., Class A	72,200
1,923	CST Brands, Inc.	74,497
2,379	D.R. Horton, Inc.	65,446
1,269	Darden Restaurants, Inc.	80,023
894	Delphi Automotive PLC (United Kingdom)	58,056
2,014	Dick’s Sporting Goods, Inc.	78,707
1,087	Dillard’s, Inc., Class A	76,536
2,821	Discovery Communications, Inc., Class A(b)	77,831
1,288	DISH Network Corp., Class A(b)	62,172
1,055	Dollar General Corp.	79,188
968	Dollar Tree, Inc.(b)	78,718
682	Domino’s Pizza, Inc.	77,700
3,223	DSW, Inc., Class A	77,384
1,757	Dunkin’ Brands Group, Inc.	69,156
575	Expedia, Inc., Class A	58,098
4,518	Extended Stay America, Inc.	57,876
1,172	Foot Locker, Inc.	79,180
5,395	Ford Motor Co.	64,416
1,979	Fossil Group, Inc.(b)	64,515
2,449	GameStop Corp., Class A	64,188
2,905	Gap, Inc. (The)	71,812
2,107	Garmin Ltd.	74,124
2,167	General Motors Co.	64,230
4,741	Gentex Corp.	64,904
870	Genuine Parts Co.	74,968
8,453	GNC Holdings, Inc., Class A	236,769
2,288	Goodyear Tire & Rubber Co. (The)	65,002
4,178	GoPro, Inc., Class A(b)	47,838
152	Graham Holdings Co., Class B	73,673
35,881	Groupon, Inc., Class A(b)	97,596

2,293	H&R Block, Inc.	$78,077
2,568	Hanesbrands, Inc.	78,504
1,628	Harley-Davidson, Inc.	65,120
813	Harman International Industries, Inc.	60,479
1,082	Hasbro, Inc.	80,371
3,506	Hilton Worldwide Holdings, Inc.	62,442
572	Home Depot, Inc. (The)	71,935
1,588	Hyatt Hotels Corp., Class A(b)	61,424
4,906	International Game Technology PLC	70,990
3,342	Interpublic Group of Cos., Inc. (The)	74,995
10,449	J.C. Penney Co., Inc.(b)	75,860
1,343	Jarden Corp.(b)	71,246
1,665	John Wiley & Sons, Inc., Class A	69,597
1,900	Johnson Controls, Inc.	68,153
4,199	Kate Spade & Co.(b)	74,784
1,619	Kohl’s Corp.	80,545
773	L Brands, Inc.	74,324
1,803	Las Vegas Sands Corp.	81,315
610	Lear Corp.	63,336
1,744	Leggett & Platt, Inc.	72,394
1,520	Lennar Corp., Class A	64,068
1,500	Liberty Broadband Corp., Class C(b)	70,500
2,787	Liberty Interactive Corp. QVC Group, Series A(b)	72,629
1,970	Liberty Media Corp., Series C(b)	70,112
1,704	Liberty Ventures, Class A(b)	67,018
2,160	Lions Gate Entertainment Corp.	56,484
3,005	Live Nation Entertainment, Inc.(b)	68,214
2,621	LKQ Corp.(b)	71,815
1,000	Lowe’s Cos., Inc.	71,660
1,519	Lululemon Athletica, Inc.(b)	94,284
2,082	Macy’s, Inc.	84,134
456	Madison Square Garden Co. (The), Class A(b)	70,261
1,123	Marriott International, Inc., Class A	68,817
2,763	Mattel, Inc.	76,231
639	McDonald’s Corp.	79,095
3,537	MGM Resorts International(b)	71,023
1,847	Michael Kors Holdings Ltd.(b)	73,695
3,356	Michaels Cos., Inc. (The)(b)	73,161
387	Mohawk Industries, Inc.(b)	64,401
3,699	MSG Networks, Inc., Class A(b)	64,696
1,186	Murphy USA, Inc.(b)	68,610
630	Netflix, Inc.(b)	57,859
1,697	Newell Rubbermaid, Inc.	65,810
5,560	News Corp., Class A	72,113
1,164	NIKE, Inc., Class B	72,180
1,373	Nordstrom, Inc.	67,414
1,279	Norwegian Cruise Line Holdings Ltd.(b)	58,028
46	NVR, Inc.(b)	75,946
13,059	Office Depot, Inc.(b)	67,254
1,011	Omnicom Group, Inc.	74,157
298	O’Reilly Automotive, Inc.(b)	77,748
386	Panera Bread Co., Class A(b)	74,884
1,706	Penske Automotive Group, Inc.	53,517
791	Polaris Industries, Inc.	58,407
59	Priceline Group, Inc. (The)(b)	62,833
4,303	PulteGroup, Inc.	72,118
980	PVH Corp.	71,912
654	Ralph Lauren Corp., Class A	73,575
3,935	Regal Entertainment Group, Class A	67,879
1,384	Ross Stores, Inc.	77,864
794	Royal Caribbean Cruises Ltd.	65,076
2,678	Sally Beauty Holdings, Inc.(b)	73,806
1,396	Scripps Networks Interactive, Inc., Class A	85,114
3,592	Sears Holdings Corp.(b)	60,884
2,911	Service Corp. International	70,417
1,977	ServiceMaster Global Holdings, Inc.(b)	83,449
639	Signet Jewelers Ltd.	74,124
18,384	Sirius XM Holdings, Inc.(b)	68,021
1,411	Six Flags Entertainment Corp.	70,931
2,507	Skechers U.S.A., Inc., Class A(b)	70,672

Schedule of Investments(a)

7,794	Staples, Inc.	$69,523
1,246	Starbucks Corp.	75,719
1,101	Starwood Hotels & Resorts Worldwide, Inc.	68,526
2,257	Starz, Class A(b)	64,167
1,025	Target Corp.	74,231
2,911	TEGNA, Inc.	69,893
1,013	Tempur Sealy International, Inc.(b)	61,124
338	Tesla Motors, Inc.(b)	64,626
1,393	Thomson Reuters Corp.	52,098
1,320	Thor Industries, Inc.	69,208
1,007	Tiffany & Co.	64,287
413	Time Warner Cable, Inc.	75,170
1,157	Time Warner, Inc.	81,499
1,063	TJX Cos., Inc. (The)	75,728
2,228	Toll Brothers, Inc.(b)	61,537
3,282	TopBuild Corp.(b)	87,892
859	Tractor Supply Co.	75,858
2,161	Tribune Media Co., Class A	71,205
872	TripAdvisor, Inc., Class A(b)	58,215
1,345	Tupperware Brands Corp.	62,448
2,737	Twenty-First Century Fox, Inc., Class A	73,817
404	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	73,193
917	Under Armour, Inc., Class A(b)	78,339
3,281	Urban Outfitters, Inc.(b)	75,069
1,193	VF Corp.	74,682
1,825	Viacom, Inc., Class B	83,293
1,763	Vista Outdoor, Inc.(b)	84,994
643	Visteon Corp.	43,004
668	Walt Disney Co. (The)	64,008
7,063	Wendy’s Co. (The)	72,255
516	Whirlpool Corp.	69,345
1,238	Williams-Sonoma, Inc.	63,955
1,027	Wyndham Worldwide Corp.	66,652
1,132	Wynn Resorts Ltd.	76,229
1,030	Yum! Brands, Inc.	74,541

		11,448,425

	Consumer Staples - 11.9%
4,479	Altria Group, Inc.	273,712
7,364	Archer-Daniels-Midland Co.	260,317
18,991	Avon Products, Inc.	64,380
14,301	Blue Buffalo Pet Products, Inc.(b)	243,403
2,536	Brown-Forman Corp., Class B	248,122
4,102	Bunge Ltd.	254,365
4,828	Campbell Soup Co.	272,348
3,039	Church & Dwight Co., Inc.	255,276
1,989	Clorox Co. (The)	256,680
5,966	Coca-Cola Co. (The)	256,061
5,142	Coca-Cola Enterprises, Inc.	238,692
3,849	Colgate-Palmolive Co.	259,923
6,482	ConAgra Foods, Inc.	269,911
1,840	Constellation Brands, Inc., Class A	280,563
466	Costco Wholesale Corp.	70,422
2,738	Coty, Inc., Class A	67,382
2,772	CVS Health Corp.	267,748
2,747	Dr Pepper Snapple Group, Inc.	257,778
3,373	Edgewell Personal Care Co.	249,636
7,545	Energizer Holdings, Inc.	241,742
856	Estee Lauder Cos., Inc. (The), Class A	72,974
11,706	Flowers Foods, Inc.	240,441
4,387	General Mills, Inc.	247,909
6,589	Hain Celestial Group, Inc. (The)(b)	239,708
4,791	Herbalife Ltd.(b)	221,392
2,877	Hershey Co. (The)	253,492
3,292	Hormel Foods Corp.	264,710
2,646	Ingredion, Inc.	266,505
2,101	JM Smucker Co. (The)	269,600
3,593	Kellogg Co.	263,870
2,882	Keurig Green Mountain, Inc.	257,219
2,064	Kimberly-Clark Corp.	265,059
3,566	Kraft Heinz Co. (The)	278,362
6,072	Kroger Co. (The)	235,654
3,029	McCormick & Co., Inc.	266,461

3,333	Mead Johnson Nutrition Co.	$241,609
2,737	Molson Coors Brewing Co., Class B	247,644
5,832	Mondelez International, Inc., Class A	251,359
1,684	Monster Beverage Corp.(b)	227,391
7,235	Nu Skin Enterprises, Inc., Class A	228,988
2,586	PepsiCo, Inc.	256,790
2,920	Philip Morris International, Inc.	262,829
11,983	Pilgrim’s Pride Corp.(b)	265,783
6,237	Pinnacle Foods, Inc.	267,505
3,225	Procter & Gamble Co. (The)	263,450
5,699	Reynolds American, Inc.	284,665
32,928	Rite Aid Corp.(b)	256,509
2,621	Spectrum Brands Holdings, Inc.	249,100
10,183	Sprouts Farmers Market, Inc.(b)	232,172
6,245	Sysco Corp.	248,613
4,762	Tyson Foods, Inc., Class A	254,100
3,126	Walgreens Boots Alliance, Inc.	249,205
1,255	Wal-Mart Stores, Inc.	83,282
6,816	WhiteWave Foods Co. (The)(b)	257,304
7,788	Whole Foods Market, Inc.	228,266

		13,088,381

	Energy - 10.1%
3,315	Anadarko Petroleum Corp.	129,583
8,127	Antero Resources Corp.(b)	220,811
3,575	Apache Corp.	152,080
3,549	Baker Hughes, Inc.	154,417
10,897	Cabot Oil & Gas Corp.	226,113
61,994	California Resources Corp.	88,651
2,552	Cameron International Corp.(b)	167,564
4,119	Cheniere Energy, Inc.(b)	123,776
43,929	Chesapeake Energy Corp.	148,919
1,778	Chevron Corp.	153,744
1,572	Cimarex Energy Co.	146,196
26,438	Cobalt International Energy, Inc.(b)	100,200
8,437	Columbia Pipeline Group, Inc.	156,506
1,491	Concho Resources, Inc.(b)	141,839
3,200	ConocoPhillips	125,056
25,135	CONSOL Energy, Inc.	199,572
5,933	Continental Resources, Inc.(b)	125,246
4,014	CVR Energy, Inc.	140,570
70,658	Denbury Resources, Inc.	110,226
5,185	Devon Energy Corp.	144,661
7,405	Diamond Offshore Drilling, Inc.	137,659
2,156	Diamondback Energy, Inc.(b)	162,886
2,732	Dril-Quip, Inc.(b)	160,204
3,244	Energen Corp.	114,416
9,867	Ensco PLC, Class A	96,499
2,136	EOG Resources, Inc.	151,699
3,394	EQT Corp.	209,546
2,075	Exxon Mobil Corp.	161,539
5,285	FMC Technologies, Inc.(b)	132,918
10,053	Frank’s International NV	147,075
9,880	Golar LNG Ltd. (Bermuda)	183,966
7,799	Gulfport Energy Corp.(b)	230,460
4,362	Halliburton Co.	138,668
2,955	Helmerich & Payne, Inc.	150,114
3,199	Hess Corp.	135,958
3,939	HollyFrontier Corp.	137,747
10,405	Kinder Morgan, Inc.	171,162
29,473	Kosmos Energy Ltd.(b)	134,692
18,079	Laredo Petroleum, Inc.(b)	140,293
11,190	Marathon Oil Corp.	108,879
3,292	Marathon Petroleum Corp.	137,573
11,932	Memorial Resource Development Corp.(b)	189,838
7,167	Murphy Oil Corp.	140,545
17,860	Nabors Industries Ltd.	131,450
4,764	National Oilwell Varco, Inc.	155,021
4,616	Newfield Exploration Co.(b)	134,187
12,611	Noble Corp. PLC	98,240
5,022	Noble Energy, Inc.	162,562
2,410	Occidental Petroleum Corp.	165,880
4,183	Oceaneering International, Inc.	141,595

Schedule of Investments(a)

7,685	ONEOK, Inc.	$191,433
10,633	Patterson-UTI Energy, Inc.	152,903
4,781	PBF Energy, Inc., Class A	167,287
1,979	Phillips 66	158,617
1,119	Pioneer Natural Resources Co.	138,700
12,972	QEP Resources, Inc.	166,301
7,563	Range Resources Corp.	223,562
19,649	Rice Energy, Inc.(b)	229,304
8,444	Rowan Cos. PLC, Class A	106,817
12,592	RPC, Inc.	157,022
2,296	Schlumberger Ltd.	165,932
38,341	Seadrill Ltd. (United Kingdom)(b)	79,366
7,031	SM Energy Co.	98,293
30,415	Southwestern Energy Co.(b)	270,389
7,065	Spectra Energy Corp.	193,934
11,322	Superior Energy Services, Inc.	116,730
5,727	Targa Resources Corp.	128,686
5,201	Teekay Corp. (Bermuda)	35,627
1,587	Tesoro Corp.	138,466
2,370	Valero Energy Corp.	160,852
17,722	Weatherford International PLC(b)	119,446
14,021	Whiting Petroleum Corp.(b)	103,054
6,263	Williams Cos., Inc. (The)	120,876
4,117	World Fuel Services Corp.	160,357
25,008	WPX Energy, Inc.(b)	135,543

		11,138,498

	Financials - 9.9%
355	Affiliated Managers Group, Inc.(b)	47,637
886	Aflac, Inc.	51,353
602	Alexandria Real Estate Equities, Inc. REIT	47,666
111	Alleghany Corp.(b)	53,049
1,517	Allied World Assurance Co. Holdings AG	55,507
861	Allstate Corp. (The)	52,177
2,895	Ally Financial, Inc.(b)	45,886
1,359	American Campus Communities, Inc. REIT	57,350
3,153	American Capital Agency Corp. REIT	53,822
769	American Express Co.	41,141
758	American Financial Group, Inc.	53,803
3,337	American Homes 4 Rent, Class A REIT	50,022
900	American International Group, Inc.	50,832
528	American National Insurance Co.	51,311
565	American Tower Corp. REIT	53,302
509	Ameriprise Financial, Inc.	46,141
885	AmTrust Financial Services, Inc.	50,613
5,895	Annaly Capital Management, Inc. REIT	56,002
559	Aon PLC	49,097
1,401	Apartment Investment & Management Co., Class A REIT	54,849
2,630	Apple Hospitality REIT, Inc. REIT	48,103
775	Arch Capital Group Ltd. (Bermuda)(b)	52,351
1,237	Arthur J. Gallagher & Co.	46,561
1,568	Artisan Partners Asset Management, Inc., Class A	49,078
1,106	Aspen Insurance Holdings Ltd. (Bermuda)	51,440
2,807	Associated Banc-Corp.	49,263
660	Assurant, Inc.	53,665
2,131	Assured Guaranty Ltd.	50,675
305	AvalonBay Communities, Inc. REIT	52,304
968	Axis Capital Holdings Ltd.	52,185
3,097	Bank of America Corp.	43,792
844	Bank of Hawaii Corp.	50,581
1,283	Bank of New York Mellon Corp. (The)	46,470
1,452	BankUnited, Inc.	48,932
1,431	BB&T Corp.	46,736
400	Berkshire Hathaway, Inc., Class B(b)	51,908
164	BlackRock, Inc.	51,539
867	BOK Financial Corp.	43,359
424	Boston Properties, Inc. REIT	49,273
4,188	Brandywine Realty Trust REIT	53,732
2,155	Brixmor Property Group, Inc. REIT	57,366
1,665	Brown & Brown, Inc.	50,366
723	Camden Property Trust REIT	55,165

715	Capital One Financial Corp.	$46,918
1,740	Care Capital Properties, Inc. REIT	52,096
4,298	CBL & Associates Properties, Inc. REIT	46,204
800	CBOE Holdings, Inc.	53,296
1,516	CBRE Group, Inc., Class A(b)	42,403
1,625	Charles Schwab Corp. (The)	41,486
4,117	Chimera Investment Corp. REIT	51,010
712	Chubb Ltd.	80,506
903	Cincinnati Financial Corp.	52,040
1,315	CIT Group, Inc.	38,595
1,026	Citigroup, Inc.	43,687
2,032	Citizens Financial Group, Inc.	43,180
568	CME Group, Inc., Class A	51,035
1,537	CNA Financial Corp.	51,075
2,323	Columbia Property Trust, Inc. REIT	51,733
1,256	Comerica, Inc.	43,081
1,240	Commerce Bancshares, Inc.	51,001
2,977	Communications Sales & Leasing, Inc. REIT(b)	57,188
2,498	Corporate Office Properties Trust REIT	55,705
2,168	Corrections Corp. of America REIT	62,460
260	Credit Acceptance Corp.(b)	46,530
628	Crown Castle International Corp. REIT	54,134
856	Cullen/Frost Bankers, Inc.	40,968
3,260	DDR Corp. REIT	55,779
765	Digital Realty Trust, Inc. REIT	61,261
1,001	Discover Financial Services	45,836
1,797	Douglas Emmett, Inc. REIT	53,155
2,610	Duke Realty Corp. REIT	52,539
1,784	E*TRADE Financial Corp.(b)	42,031
1,282	East West Bancorp, Inc.	41,562
1,712	Eaton Vance Corp.	49,066
3,024	Empire State Realty Trust, Inc., Class A REIT	50,047
852	Endurance Specialty Holdings Ltd.	52,764
186	Equinix, Inc. REIT	57,766
2,009	Equity Commonwealth REIT(b)	54,022
848	Equity Lifestyle Properties, Inc. REIT	55,900
680	Equity Residential REIT	52,421
557	Erie Indemnity Co., Class A	53,533
229	Essex Property Trust, Inc. REIT	48,802
294	Everest Re Group Ltd.	52,608
620	Extra Space Storage, Inc. REIT	56,228
331	FactSet Research Systems, Inc.	49,882
370	Federal Realty Investment Trust REIT	55,807
1,876	Federated Investors, Inc., Class B	47,444
2,628	Fifth Third Bancorp	41,522
3,704	First Horizon National Corp.	47,152
5,049	First Niagara Financial Group, Inc.	49,430
801	First Republic Bank	54,468
1,627	FNF Group	52,682
2,552	Forest City Realty Trust, Inc., Class A REIT(b)	50,274
2,532	Four Corners Property Trust, Inc. REIT	42,791
1,515	Franklin Resources, Inc.	52,510
2,069	Gaming and Leisure Properties, Inc. REIT	53,960
2,044	General Growth Properties, Inc. REIT	57,314
14,193	Genworth Financial, Inc., Class A(b)	39,457
296	Goldman Sachs Group, Inc. (The)	47,822
661	Hanover Insurance Group, Inc. (The)	53,865
1,225	Hartford Financial Services Group, Inc. (The)	49,221
1,488	HCP, Inc. REIT	53,479
2,044	Healthcare Trust of America, Inc., Class A REIT	57,314
2,061	Hospitality Properties Trust REIT	48,619
3,399	Host Hotels & Resorts, Inc. REIT	47,076
479	Howard Hughes Corp. (The)(b)	45,519
4,803	Huntington Bancshares, Inc.	41,210
1,277	Interactive Brokers Group, Inc., Class A	41,209
215	Intercontinental Exchange, Inc.	56,717
1,721	Invesco Ltd.(c)	51,510

Schedule of Investments(a)

2,018	Iron Mountain, Inc. REIT	$55,576
329	Jones Lang LaSalle, Inc.	46,297
816	JPMorgan Chase & Co.	48,552
4,108	KeyCorp	45,845
844	Kilroy Realty Corp. REIT	47,154
2,086	Kimco Realty Corp. REIT	56,718
1,278	Lamar Advertising Co., Class A REIT	71,709
1,207	Lazard Ltd., Class A	43,440
1,393	Legg Mason, Inc.	42,654
4,328	LendingClub Corp.(b)	31,941
3,181	Leucadia National Corp.	52,677
1,694	Liberty Property Trust REIT	49,668
1,052	Lincoln National Corp.	41,512
1,441	Loews Corp.	53,331
1,234	LPL Financial Holdings, Inc.	37,538
433	M&T Bank Corp.	47,708
684	Macerich Co. (The) REIT	53,331
62	Markel Corp.(b)	52,109
957	Marsh & McLennan Cos., Inc.	51,037
568	McGraw Hill Financial, Inc.	48,291
1,132	Mercury General Corp.	52,559
1,133	MetLife, Inc.	50,588
8,273	MFA Financial, Inc. REIT	52,534
600	Mid-America Apartment Communities, Inc. REIT	56,292
546	Moody’s Corp.	48,670
1,641	Morgan Stanley	42,469
668	Morningstar, Inc.	53,714
769	MSCI, Inc.	52,938
949	Nasdaq, Inc.	58,838
1,404	National Retail Properties, Inc. REIT	60,288
4,366	Navient Corp.	41,739
3,184	New York Community Bancorp, Inc.	49,288
741	Northern Trust Corp.	46,001
4,994	NorthStar Asset Management Group, Inc.	57,631
4,938	NorthStar Realty Europe Corp. REIT	46,615
3,422	NorthStar Realty Finance Corp. REIT	40,619
2,904	Old Republic International Corp.	52,504
1,599	OMEGA Healthcare Investors, Inc. REIT	50,704
1,267	OneMain Holdings, Inc.(b)	33,487
3,469	Outfront Media, Inc. REIT	75,451
1,209	PacWest Bancorp	44,382
3,089	Paramount Group, Inc. REIT	50,660
388	PartnerRe Ltd. (Bermuda)	54,475
3,305	People’s United Financial, Inc.	47,493
2,926	Piedmont Office Realty Trust, Inc., Class A REIT	54,160
1,142	Plum Creek Timber Co., Inc. REIT	46,262
569	PNC Financial Services Group, Inc. (The)	49,304
1,970	Popular, Inc.	49,526
925	Post Properties, Inc. REIT	52,993
1,179	Principal Financial Group, Inc.	44,802
1,074	ProAssurance Corp.	53,829
1,742	Progressive Corp. (The)	54,438
1,298	Prologis, Inc. REIT	51,232
648	Prudential Financial, Inc.	45,412
218	Public Storage REIT	55,276
929	Raymond James Financial, Inc.	40,699
2,442	Rayonier, Inc. REIT	51,502
1,433	Realogy Holdings Corp.(b)	47,002
1,080	Realty Income Corp. REIT	60,253
811	Regency Centers Corp. REIT	58,708
5,520	Regions Financial Corp.	44,822
616	Reinsurance Group of America, Inc.	51,886
490	RenaissanceRe Holdings Ltd. (Bermuda)	55,199
3,717	Retail Properties of America, Inc., Class A REIT	57,651
3,424	Santander Consumer USA Holdings, Inc.(b)	35,781
1,036	SEI Investments Co.	40,653
3,801	Senior Housing Properties Trust REIT	55,038
346	Signature Bank(b)	48,212
285	Simon Property Group, Inc. REIT	53,090

479	SL Green Realty Corp. REIT	$46,276
8,209	SLM Corp.(b)	52,538
5,436	Spirit Realty Capital, Inc. REIT	56,969
475	StanCorp Financial Group, Inc.	54,464
2,662	Starwood Property Trust, Inc. REIT	50,684
800	State Street Corp.	44,584
1,245	SunTrust Banks, Inc.	45,542
438	SVB Financial Group(b)	44,378
1,793	Synchrony Financial(b)	50,957
1,680	Synovus Financial Corp.	51,290
757	T. Rowe Price Group, Inc.	53,709
1,645	Tanger Factory Outlet Centers, Inc. REIT	52,624
733	Taubman Centers, Inc. REIT	52,072
3,759	TCF Financial Corp.	45,146
1,520	TD Ameritrade Holding Corp.	41,922
2,835	TFS Financial Corp.	49,471
932	Torchmark Corp.	50,645
477	Travelers Cos., Inc. (The)	51,058
6,659	Two Harbors Investment Corp. REIT	50,608
1,234	U.S. Bancorp	49,434
1,475	UDR, Inc. REIT	52,495
1,592	Unum Group	45,595
1,171	Validus Holdings Ltd.	51,805
990	Ventas, Inc. REIT	54,767
6,741	VEREIT, Inc. REIT	51,973
548	Vornado Realty Trust REIT	48,476
1,453	Voya Financial, Inc.	44,433
995	W.R. Berkley Corp.	49,899
1,859	Waddell & Reed Financial, Inc., Class A	51,011
1,575	Weingarten Realty Investors REIT	54,952
983	Wells Fargo & Co.	49,376
834	Welltower, Inc. REIT	51,891
1,792	Weyerhaeuser Co. REIT	45,893
71	White Mountains Insurance Group Ltd.	50,629
900	WP Carey, Inc. REIT	52,425
5,126	WP GLIMCHER, Inc. REIT	46,544
1,409	XL Group PLC	51,090
1,932	Zions Bancorporation	43,818

		10,902,509

	Health Care - 11.0%
2,784	Abbott Laboratories	105,374
2,304	AbbVie, Inc.	126,490
2,043	Acadia Healthcare Co., Inc.(b)	124,684
1,186	Aetna, Inc.	120,782
3,109	Agilent Technologies, Inc.	117,054
2,511	Agios Pharmaceuticals, Inc.(b)	106,014
3,624	Akorn, Inc.(b)	94,188
3,266	Alere, Inc.(b)	121,495
682	Alexion Pharmaceuticals, Inc.(b)	99,524
1,928	Align Technology, Inc.(b)	127,518
1,745	Alkermes PLC(b)	55,857
427	Allergan PLC(b)	121,452
8,632	Allscripts Healthcare Solutions, Inc.(b)	118,949
1,433	Alnylam Pharmaceuticals, Inc.(b)	98,791
1,247	AmerisourceBergen Corp.	111,681
781	Amgen, Inc.	119,282
962	Anthem, Inc.	125,531
819	athenahealth, Inc.(b)	116,134
3,495	Baxalta, Inc.	139,835
3,406	Baxter International, Inc.	124,660
828	Becton, Dickinson and Co.	120,366
449	Biogen, Inc.(b)	122,604
1,280	BioMarin Pharmaceutical, Inc.(b)	94,746
928	Bio-Rad Laboratories, Inc., Class A(b)	118,422
1,425	Bio-Techne Corp.	117,833
2,116	Bluebird Bio, Inc.(b)	87,518
6,801	Boston Scientific Corp.(b)	119,222
1,807	Bristol-Myers Squibb Co.	112,323
6,945	Brookdale Senior Living, Inc.(b)	113,065
5,493	Bruker Corp.(b)	122,659
676	C.R. Bard, Inc.	123,891
1,466	Cardinal Health, Inc.	119,288

Schedule of Investments(a)

1,121	Celgene Corp.(b)	$112,459
2,162	Centene Corp.(b)	134,174
2,100	Cerner Corp.(b)	121,821
1,615	Charles River Laboratories International, Inc.(b)	119,881
902	Cigna Corp.	120,507
4,883	Community Health Systems, Inc.(b)	104,887
952	Cooper Cos., Inc. (The)	124,855
1,866	DaVita HealthCare Partners, Inc.(b)	125,246
2,118	DENTSPLY International, Inc.	124,729
1,603	DexCom, Inc.(b)	114,262
1,586	Edwards Lifesciences Corp.(b)	124,041
1,485	Eli Lilly & Co.	117,464
2,085	Endo International PLC(b)	115,655
5,275	Envision Healthcare Holdings, Inc.(b)	116,577
1,462	Express Scripts Holding Co.(b)	105,074
1,244	Gilead Sciences, Inc.	103,252
1,975	HCA Holdings, Inc.(b)	137,421
1,987	Health Net, Inc.(b)	131,579
828	Henry Schein, Inc.(b)	125,392
2,691	Hill-Rom Holdings, Inc.	131,536
3,296	Hologic, Inc.(b)	111,866
722	Humana, Inc.	117,534
1,877	IDEXX Laboratories, Inc.(b)	131,653
682	Illumina, Inc.(b)	107,722
4,383	IMS Health Holdings, Inc.(b)	101,335
1,106	Incyte Corp.(b)	78,039
5,859	Inovalon Holdings, Inc., Class A(b)	98,900
778	Intercept Pharmaceuticals, Inc.(b)	82,647
4,130	Intrexon Corp.(b)	120,348
242	Intuitive Surgical, Inc.(b)	130,886
2,248	Ionis Pharmaceuticals, Inc.(b)	87,515
916	Jazz Pharmaceuticals PLC(b)	117,926
1,247	Johnson & Johnson	130,237
2,714	Juno Therapeutics, Inc.(b)	74,852
1,060	Laboratory Corp. of America Holdings(b)	119,091
1,831	LifePoint Health, Inc.(b)	127,785
1,723	Mallinckrodt PLC(b)	100,089
679	McKesson Corp.	109,305
3,023	Medivation, Inc.(b)	98,852
1,795	MEDNAX, Inc.(b)	124,681
1,685	Medtronic PLC	127,925
2,399	Merck & Co., Inc.	121,557
283	Mettler-Toledo International, Inc.(b)	88,537
2,352	Mylan NV(b)	123,927
13,029	OPKO Health, Inc.(b)	104,753
2,909	Patterson Cos., Inc.	123,516
2,470	PerkinElmer, Inc.	119,350
870	Perrigo Co. PLC	125,785
3,933	Pfizer, Inc.	119,917
3,797	Premier, Inc., Class A(b)	121,276
1,683	Puma Biotechnology, Inc.(b)	70,248
4,777	QIAGEN NV(b)	108,486
1,896	Quest Diagnostics, Inc.	124,510
1,840	Quintiles Transnational Holdings, Inc.(b)	111,927
228	Regeneron Pharmaceuticals, Inc.(b)	95,781
2,278	ResMed, Inc.	129,163
3,160	Seattle Genetics, Inc.(b)	104,217
1,181	Sirona Dental Systems, Inc.(b)	125,528
2,057	St. Jude Medical, Inc.	108,733
1,373	Stryker Corp.	136,133
971	Teleflex, Inc.	131,755
4,623	Tenet Healthcare Corp.(b)	125,376
923	Thermo Fisher Scientific, Inc.	121,891
793	United Therapeutics Corp.(b)	97,682
1,079	UnitedHealth Group, Inc.	124,258
1,073	Universal Health Services, Inc., Class B	120,863
1,614	Varian Medical Systems, Inc.(b)	124,488
2,338	VCA, Inc.(b)	119,869
4,634	Veeva Systems, Inc., Class A(b)	111,679
1,082	Vertex Pharmaceuticals, Inc.(b)	98,192
4,848	VWR Corp.(b)	118,582

723	Waters Corp.(b)	$87,635
1,257	Zimmer Biomet Holdings, Inc.	124,770
2,702	Zoetis, Inc.	116,321

		12,143,937

	Industrials - 12.3%
642	3M Co.	96,942
1,225	A.O. Smith Corp.	85,566
794	Acuity Brands, Inc.	160,729
2,833	ADT Corp. (The)	83,800
3,181	AECOM(b)	87,287
2,068	AGCO Corp.	100,856
3,029	Air Lease Corp.	78,027
1,160	Alaska Air Group, Inc.	81,664
1,456	Allegion PLC	88,175
3,800	Allison Transmission Holdings, Inc.	90,402
190	AMERCO	69,663
2,234	American Airlines Group, Inc.	87,104
1,785	AMETEK, Inc.	83,984
4,123	Armstrong World Industries, Inc.(b)	159,478
2,217	Avis Budget Group, Inc.(b)	58,241
2,284	B/E Aerospace, Inc.	92,388
4,638	Babcock & Wilcox Enterprises, Inc.(b)	95,775
649	Boeing Co. (The)	77,964
3,023	BWX Technologies, Inc.	90,509
1,520	C.H. Robinson Worldwide, Inc.	98,450
1,074	Carlisle Cos., Inc.	89,872
1,425	Caterpillar, Inc.	88,692
2,395	Chicago Bridge & Iron Co. NV	92,974
1,054	Cintas Corp.	90,560
2,315	Clean Harbors, Inc.(b)	102,578
4,106	Colfax Corp.(b)	90,907
1,983	Copa Holdings SA, Class A (Panama)	93,399
2,460	Copart, Inc.(b)	82,435
6,388	Covanta Holding Corp.	90,326
2,055	Crane Co.	98,147
3,620	CSX Corp.	83,332
1,093	Cummins, Inc.	98,250
1,028	Danaher Corp.	89,076
1,231	Deere & Co.	94,799
1,862	Delta Air Lines, Inc.	82,468
3,466	Donaldson Co., Inc.	97,672
1,532	Dover Corp.	89,545
524	Dun & Bradstreet Corp. (The)	51,572
1,882	Eaton Corp. PLC	95,060
2,105	Emerson Electric Co.	96,788
495	Equifax, Inc.	52,371
2,043	Expeditors International of Washington, Inc.	92,180
4,710	Fastenal Co.	191,038
659	FedEx Corp.	87,568
2,317	Flowserve Corp.	89,529
2,052	Fluor Corp.	92,114
1,349	Fortune Brands Home & Security, Inc.	65,548
2,333	GATX Corp.	95,606
690	General Dynamics Corp.	92,301
3,138	General Electric Co.	91,316
1,857	Genesee & Wyoming, Inc., Class A(b)	92,070
1,384	Graco, Inc.	100,589
3,236	HD Supply Holdings, Inc.(b)	85,010
5,344	Hertz Global Holdings, Inc.(b)	48,524
4,141	Hexcel Corp.	171,355
967	Honeywell International, Inc.	99,794
1,020	Hubbell, Inc.	92,239
749	Huntington Ingalls Industries, Inc.	95,782
1,248	IDEX Corp.	90,492
811	IHS, Inc., Class A(b)	84,847
1,031	Illinois Tool Works, Inc.	92,862
3,516	Ingersoll-Rand PLC	180,969
2,686	ITT Corp.	87,161
1,304	J.B. Hunt Transport Services, Inc.	94,801
2,259	Jacobs Engineering Group, Inc.(b)	88,621
4,102	JetBlue Airways Corp.(b)	87,414

Schedule of Investments(a)

8,305	Joy Global, Inc.	$82,801
1,291	Kansas City Southern	91,506
1,977	KAR Auction Services, Inc.	66,071
5,483	KBR, Inc.	78,188
4,596	Kennametal, Inc.	81,349
1,731	Kirby Corp.(b)	87,675
797	L-3 Communications Holdings, Inc.	93,121
1,699	Landstar System, Inc.	97,540
1,453	Lennox International, Inc.	174,098
1,833	Lincoln Electric Holdings, Inc.	97,589
456	Lockheed Martin Corp.	96,216
1,429	Macquarie Infrastructure Corp.	95,829
6,652	Manitowoc Co., Inc. (The)	104,702
1,114	ManpowerGroup, Inc.	85,054
6,534	Masco Corp.	172,432
873	Middleby Corp. (The)(b)	78,884
1,674	MSC Industrial Direct Co., Inc., Class A	108,492
1,623	Nielsen Holdings PLC	78,164
1,497	Nordson Corp.	90,464
1,045	Norfolk Southern Corp.	73,672
507	Northrop Grumman Corp.	93,825
9,818	NOW, Inc.(b)	133,132
1,607	Old Dominion Freight Line, Inc.(b)	88,112
1,121	Orbital ATK, Inc.	101,148
2,403	Oshkosh Corp.	79,131
3,965	Owens Corning	183,143
1,988	PACCAR, Inc.	97,551
995	Parker-Hannifin Corp.	96,674
1,873	Pentair PLC (United Kingdom)	88,256
4,855	Pitney Bowes, Inc.	95,061
4,684	Quanta Services, Inc.(b)	87,591
6,363	R.R. Donnelley & Sons Co.	88,891
773	Raytheon Co.	99,130
1,644	Regal Beloit Corp.	92,409
2,182	Republic Services, Inc.	95,353
2,045	Robert Half International, Inc.	89,510
937	Rockwell Automation, Inc.	89,549
1,071	Rockwell Collins, Inc.	86,622
3,660	Rollins, Inc.	100,833
520	Roper Technologies, Inc.	91,348
1,685	Ryder System, Inc.	89,591
566	Snap-on, Inc.	91,443
4,122	SolarCity Corp.(b)	146,949
2,153	Southwest Airlines Co.	80,996
1,970	Spirit AeroSystems Holdings, Inc., Class A(b)	83,528
2,208	Spirit Airlines, Inc.(b)	92,294
10,645	SPX Corp.	98,998
3,565	SPX FLOW, Inc.(b)	84,990
886	Stanley Black & Decker, Inc.	83,585
803	Stericycle, Inc.(b)	96,641
5,207	Terex Corp.	116,637
2,301	Textron, Inc.	78,740
6,731	Timken Co. (The)	178,708
1,236	Toro Co. (The)	92,107
450	TransDigm Group, Inc.(b)	101,129
2,059	TransUnion(b)	50,940
3,947	Trinity Industries, Inc.	84,545
2,753	Triumph Group, Inc.	70,202
2,990	Tyco International PLC	102,826
1,245	Union Pacific Corp.	89,640
1,643	United Continental Holdings, Inc.(b)	79,324
963	United Parcel Service, Inc., Class B	89,752
1,408	United Rentals, Inc.(b)	67,457
1,020	United Technologies Corp.	89,444
7,884	USG Corp.(b)	141,045
1,800	Valmont Industries, Inc.	191,862
1,232	Verisk Analytics, Inc.(b)	89,936
489	W.W. Grainger, Inc.	96,181
768	WABCO Holdings, Inc.(b)	68,851
1,359	Wabtec Corp.	86,908
1,739	Waste Connections, Inc.	104,288

1,785	Waste Management, Inc.	$94,516
1,565	Watsco, Inc.	181,869
2,218	WESCO International, Inc.(b)	89,563
2,595	Xylem, Inc.	93,290

		13,597,448

	Information Technology - 12.6%
11,921	3D Systems Corp.(b)	95,487
892	Accenture PLC, Class A	94,142
2,884	Activision Blizzard, Inc.	100,421
1,187	Adobe Systems, Inc.(b)	105,797
2,157	Akamai Technologies, Inc.(b)	98,402
201	Alliance Data Systems Corp.(b)	40,158
152	Alphabet, Inc., Class C(b)	112,928
2,009	Amdocs Ltd.	109,973
2,128	Amphenol Corp., Class A	105,485
1,974	Analog Devices, Inc.	106,320
1,226	ANSYS, Inc.(b)	108,121
1,010	Apple, Inc.	98,313
6,044	Applied Materials, Inc.	106,677
1,555	Arista Networks, Inc.(b)	93,347
3,674	ARRIS International PLC(b)	93,577
2,007	Arrow Electronics, Inc.(b)	103,561
12,826	Atmel Corp.	103,378
1,826	Autodesk, Inc.(b)	85,493
1,113	Automatic Data Processing, Inc.	92,479
1,211	Avago Technologies Ltd. (Singapore)	161,923
2,502	Avnet, Inc.	99,880
3,299	Black Knight Financial Services, Inc., Class A(b)	99,531
3,226	Booz Allen Hamilton Holding Corp.	91,264
1,005	Broadridge Financial Solutions, Inc.	53,828
12,754	Brocade Communications Systems, Inc.	101,777
3,968	CA, Inc.	114,001
5,164	Cadence Design Systems, Inc.(b)	101,008
2,402	CDK Global, Inc.	105,808
2,588	CDW Corp.	99,509
4,157	Cisco Systems, Inc.	98,895
1,424	Citrix Systems, Inc.(b)	100,335
3,227	Cognex Corp.	104,071
1,843	Cognizant Technology Solutions Corp., Class A(b)	116,680
4,431	CommScope Holding, Inc.(b)	99,343
3,682	Computer Sciences Corp.	118,082
1,463	CoreLogic, Inc.(b)	52,229
6,244	Corning, Inc.	116,201
471	CoStar Group, Inc.(b)	82,599
4,385	Cree, Inc.(b)	122,912
4,054	CSRA, Inc.	108,566
11,600	Cypress Semiconductor Corp.(b)	91,176
3,367	Dolby Laboratories, Inc., Class A	121,246
980	DST Systems, Inc.	103,302
2,642	eBay, Inc.(b)	61,981
3,015	EchoStar Corp., Class A(b)	105,917
1,542	Electronic Arts, Inc.(b)	99,528
4,308	EMC Corp.	106,709
1,118	F5 Networks, Inc.(b)	104,846
1,069	Facebook, Inc., Class A(b)	119,952
876	Fidelity National Information Services, Inc.	52,323
5,259	FireEye, Inc.(b)	74,099
3,371	First Data Corp., Class A(b)	45,070
2,742	First Solar, Inc.(b)	188,266
575	Fiserv, Inc.(b)	54,372
2,507	Fitbit, Inc., Class A(b)	41,616
382	FleetCor Technologies, Inc.(b)	46,925
3,280	FLIR Systems, Inc.	95,907
3,647	Fortinet, Inc.(b)	102,627
1,243	Gartner, Inc.(b)	109,247
3,870	Genpact Ltd.(b)	92,570
756	Global Payments, Inc.	44,566
3,419	GoDaddy, Inc., Class A(b)	104,245
1,380	Harris Corp.	120,019
7,665	Hewlett Packard Enterprise Co.	105,470

Schedule of Investments(a)

9,138	HP, Inc.	$88,730
1,827	IAC/InterActiveCorp.	94,894
3,553	Ingram Micro, Inc., Class A	100,195
3,172	Intel Corp.	98,395
810	International Business Machines Corp.	101,080
1,138	Intuit, Inc.	108,690
1,235	IPG Photonics Corp.(b)	99,825
4,656	Jabil Circuit, Inc.	92,701
691	Jack Henry & Associates, Inc.	56,095
3,824	Juniper Networks, Inc.	90,246
3,357	Keysight Technologies, Inc.(b)	78,554
6,240	King Digital Entertainment PLC (Ireland)	111,883
1,621	KLA-Tencor Corp.	108,591
1,396	Lam Research Corp.	100,219
1,957	Leidos Holdings, Inc.	90,257
2,978	Lexmark International, Inc., Class A	84,009
2,531	Linear Technology Corp.	108,150
487	LinkedIn Corp., Class A(b)	96,382
5,516	Lumentum Holdings, Inc.(b)	108,831
13,541	Marvell Technology Group Ltd. (Bermuda)	119,838
548	MasterCard, Inc., Class A	48,788
7,925	Match Group, Inc., Class A(b)	99,459
2,914	Maxim Integrated Products, Inc.	97,328
2,422	Microchip Technology, Inc.	108,530
7,870	Micron Technology, Inc.(b)	86,806
2,021	Microsoft Corp.	111,337
1,614	Motorola Solutions, Inc.	107,767
3,236	National Instruments Corp.	92,226
4,178	NCR Corp.(b)	89,159
3,906	NetApp, Inc.	85,659
1,369	NetSuite, Inc.(b)	94,968
5,533	Nuance Communications, Inc.(b)	97,547
3,385	NVIDIA Corp.	99,147
10,866	ON Semiconductor Corp.(b)	93,013
2,920	Oracle Corp.	106,025
602	Palo Alto Networks, Inc.(b)	89,993
5,729	Pandora Media, Inc.(b)	55,686
1,793	Paychex, Inc.	85,813
1,485	PayPal Holdings, Inc.(b)	53,668
3,261	PTC, Inc.(b)	96,558
2,160	Qorvo, Inc.(b)	85,536
2,323	QUALCOMM, Inc.	105,325
4,512	Rackspace Hosting, Inc.(b)	91,188
1,429	Red Hat, Inc.(b)	100,101
3,862	Sabre Corp.	98,906
1,441	salesforce.com, inc.(b)	98,074
1,475	SanDisk Corp.	104,283
1,305	ServiceNow, Inc.(b)	81,184
1,434	Skyworks Solutions, Inc.	98,831
1,955	SolarWinds, Inc.(b)	117,202
2,079	Solera Holdings, Inc.	112,807
2,074	Splunk, Inc.(b)	96,005
4,325	Square, Inc., Class A(b)	37,930
1,657	SS&C Technologies Holdings, Inc.	106,529
32,688	SunEdison, Inc.(b)	102,313
6,745	SunPower Corp.(b)	171,593
5,529	Symantec Corp.	109,695
2,468	Synopsys, Inc.(b)	105,877
1,247	Tableau Software, Inc., Class A(b)	100,059
4,143	Teradata Corp.(b)	100,841
5,509	Teradyne, Inc.	107,040
1,938	Texas Instruments, Inc.	102,578
968	Total System Services, Inc.	38,875
4,367	Trimble Navigation Ltd.(b)	84,239
4,660	Twitter, Inc.(b)	78,288
573	Ultimate Software Group, Inc. (The)(b)	100,636
1,070	Vantiv, Inc., Class A(b)	50,344
4,212	VeriFone Systems, Inc.(b)	98,519
1,239	VeriSign, Inc.(b)	93,668
19,374	Viavi Solutions, Inc.(b)	96,870
687	Visa, Inc., Class A	51,175
1,923	VMware, Inc., Class A(b)	87,977

1,832	Western Digital Corp.	$87,899
2,983	Western Union Co. (The)	53,217
609	WEX, Inc.(b)	44,219
1,413	Workday, Inc., Class A(b)	89,033
9,499	Xerox Corp.	92,615
2,328	Xilinx, Inc.	117,029
3,379	Yahoo!, Inc.(b)	99,714
4,154	Yelp, Inc., Class A(b)	87,026
1,361	Zebra Technologies Corp., Class A(b)	82,204
2,055	Zillow Group, Inc., Class A(b)	44,532
2,196	Zillow Group, Inc., Class C(b)	45,018
43,419	Zynga, Inc., Class A(b)	106,811

		13,895,327

	Materials - 8.9%
1,430	Air Products & Chemicals, Inc.	181,195
1,355	Airgas, Inc.	189,700
3,849	Albemarle Corp.	202,611
20,698	Alcoa, Inc.	150,888
17,509	Allegheny Technologies, Inc.	164,234
2,568	AptarGroup, Inc.	187,207
1,831	Ashland, Inc.	173,506
1,505	Avery Dennison Corp.	91,640
7,064	Axalta Coating Systems Ltd.(b)	168,194
2,636	Ball Corp.	176,164
4,128	Bemis Co., Inc.	197,607
4,513	Cabot Corp.	182,054
2,828	Celanese Corp., Series A	180,059
4,531	CF Industries Holdings, Inc.	135,930
34,500	Chemours Co. (The)	135,930
2,500	Compass Minerals International, Inc.	187,125
3,804	Crown Holdings, Inc.(b)	174,528
5,005	Domtar Corp.	161,411
3,658	Dow Chemical Co. (The)	153,636
2,781	E.I. du Pont de Nemours & Co.	146,726
3,129	Eagle Materials, Inc.	167,527
2,804	Eastman Chemical Co.	171,633
1,636	Ecolab, Inc.	176,475
4,967	FMC Corp.	177,421
28,363	Freeport-McMoRan, Inc.	130,470
14,698	Graphic Packaging Holding Co.	166,969
18,908	Huntsman Corp.	163,176
1,591	International Flavors & Fragrances, Inc.	186,083
4,935	International Paper Co.	168,826
2,139	LyondellBasell Industries NV, Class A	166,778
1,275	Martin Marietta Materials, Inc.	160,115
1,962	Monsanto Co.	177,757
6,406	Mosaic Co. (The)	154,385
490	NewMarket Corp.	185,842
10,199	Newmont Mining Corp.	203,572
4,683	Nucor Corp.	182,965
10,695	Owens-Illinois, Inc.(b)	138,393
2,880	Packaging Corp. of America	146,390
17,364	Platform Specialty Products Corp.(b)	132,487
1,909	PPG Industries, Inc.	181,584
1,778	Praxair, Inc.	177,800
3,343	Reliance Steel & Aluminum Co.	190,350
5,326	Royal Gold, Inc.	158,662
4,246	RPM International, Inc.	166,656
2,851	Scotts Miracle-Gro Co. (The), Class A	195,807
4,392	Sealed Air Corp.	178,008
712	Sherwin-Williams Co. (The)	182,037
3,470	Silgan Holdings, Inc.	183,459
4,506	Sonoco Products Co.	178,032
7,387	Southern Copper Corp. (Peru)	191,471
11,071	Steel Dynamics, Inc.	203,153
22,426	Tahoe Resources, Inc.	173,802
22,257	United States Steel Corp.	155,799
2,276	Valspar Corp. (The)	178,279
1,970	Vulcan Materials Co.	173,754
1,953	W.R. Grace & Co.(b)	158,857
3,490	Westlake Chemical Corp.	158,725
4,337	WestRock Co.	153,009

		9,836,853

Schedule of Investments(a)

	Telecommunication Services - 2.3%
7,181	AT&T, Inc.	$258,947
9,566	CenturyLink, Inc.	243,168
53,676	Frontier Communications Corp.	244,226
4,755	Level 3 Communications, Inc.(b)	232,091
1,088	SBA Communications Corp., Class A(b)	108,017
68,789	Sprint Corp.(b)	207,743
9,234	Telephone & Data Systems, Inc.	214,136
6,359	T-Mobile US, Inc.(b)	255,314
6,045	United States Cellular Corp.(b)	227,534
5,329	Verizon Communications, Inc.	266,290
8,981	Zayo Group Holdings, Inc.(b)	224,704

		2,482,170

	Utilities - 10.6%
26,260	AES Corp. (The)	249,470
3,845	AGL Resources, Inc.	244,388
4,091	Alliant Energy Corp.	267,306
5,785	Ameren Corp.	259,862
4,329	American Electric Power Co., Inc.	263,939
4,241	American Water Works Co., Inc.	275,283
8,264	Aqua America, Inc.	260,564
3,940	Atmos Energy Corp.	272,727
19,479	Calpine Corp.(b)	298,223
14,362	CenterPoint Energy, Inc.	256,649
6,892	CMS Energy Corp.	267,961
3,872	Consolidated Edison, Inc.	268,678
3,669	Dominion Resources, Inc.	264,792
3,069	DTE Energy Co.	260,896
3,523	Duke Energy Corp.	265,282
4,072	Edison International	251,650
3,720	Entergy Corp.	262,558
4,881	Eversource Energy	262,598
9,455	Exelon Corp.	279,584
7,796	FirstEnergy Corp.	257,736
9,182	Great Plains Energy, Inc.	255,994
8,575	Hawaiian Electric Industries, Inc.	256,564
6,449	ITC Holdings Corp.	257,315
14,563	MDU Resources Group, Inc.	245,823
6,260	National Fuel Gas Co.	283,766
2,458	NextEra Energy, Inc.	274,583
12,966	NiSource, Inc.	272,416
26,095	NRG Energy, Inc.	277,651
9,740	OGE Energy Corp.	255,480
9,247	Pepco Holdings, Inc.	246,710
4,606	PG&E Corp.	252,915
3,909	Pinnacle West Capital Corp.	259,206
7,297	PPL Corp.	255,833
6,537	Public Service Enterprise Group, Inc.	269,978
12,875	Questar Corp.	262,521
4,087	SCANA Corp.	257,277
2,614	Sempra Energy	247,676
5,342	Southern Co. (The)	261,331
9,056	TECO Energy, Inc.	245,599
13,060	TerraForm Power, Inc., Class A	129,425
7,500	UGI Corp.	255,000
5,966	Vectren Corp.	249,617
4,862	WEC Energy Group, Inc.	268,528
5,877	Westar Energy, Inc.	256,002
6,822	Xcel Energy, Inc.	260,737

		11,648,093

	Total Investments (Cost $132,370,269)(d)-100.0%	110,181,641
	Other assets less liabilities-0.0%	2,198

	Net Assets-100.0%	$110,183,839

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$67,999	$4,069	$(15,239)	$(3,775)	$(1,544)	$51,510	$563

(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $132,985,701. The net unrealized depreciation was $22,804,060, which consisted of aggregate gross unrealized appreciation of $3,004,565 and aggregate gross unrealized depreciation of $25,808,625.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests — 84.5%(a)(b)
	Advertising — 2.3%
$33,927,873	Acosta, Inc., Term Loan B1	4.250%	09/26/21	$32,539,036
32,555,080	Getty Images, Inc., Term Loan	4.750	10/18/19	21,274,745
33,470,624	Karman Buyer Corp., Term Loan	4.250	07/25/21	32,055,152

				85,868,933

	Aerospace/Defense — 1.7%
33,441,778	BE Aerospace, Inc., Term Loan	4.000	12/16/21	33,489,599
32,359,144	TransDigm, Inc., Term Loan C	3.750	02/28/20	31,706,460

				65,196,059

	Airlines — 0.8%
32,759,632	American Airlines, Inc., Term Loan	3.250	06/27/20	32,250,711

	Auto Manufacturers — 1.6%
61,785,376	FCA US LLC, Term Loan	3.500	05/24/17	61,650,375

	Auto Parts & Equipment — 1.7%
36,911,933	Allison Transmission, Inc., Term Loan B3	3.500	08/23/19	36,836,448
32,653,664	Federal-Mogul Corp., Term Loan C	4.750	04/15/21	26,439,345

				63,275,793

	Chemicals — 0.9%
33,572,441	Axalta Coating Systems Dutch Holding B.V., Term Loan B	3.750	02/01/20	33,346,834

	Coal — 0.2%
27,420,645	Arch Coal, Inc., Term Loan(c)	6.250	05/16/18	8,386,056

	Commercial Services — 3.6%
30,217,031	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	23,856,346
21,000,000	Pharmaceutical Product Development, Inc., Term Loan	4.250	08/18/22	20,645,625
36,970,319	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	36,702,285
30,904,765	Trans Union LLC, Term Loan B2	3.500	04/09/21	29,922,457
38,267,198	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	26,700,172

				137,826,885

	Distribution/Wholesale — 0.7%
26,925,000	Univar, Inc., Term Loan	4.250	07/01/22	26,143,367

	Electric — 4.9%
66,159,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	12/19/16	65,994,348
31,866,865	NRG Energy, Inc., Term Loan	2.750	07/01/18	31,329,112
	Texas Competitive Electric Holdings Co. LLC(c)
200,745,146	Extended Term Loan	4.908	10/10/17	61,338,683
94,406,693	Term Loan	4.908	10/10/14	28,015,186

				186,677,329

	Entertainment — 4.2%
53,495,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	50,611,356
35,806,433	Amaya (US) Co-Borrower LLC, Term Loan B (Canada)	5.000	08/01/21	33,154,609
	Scientific Games International, Inc.
21,162,569	Term Loan	6.000	10/18/20	19,025,679
30,685,245	Term Loan B2	6.000	10/01/21	27,429,694
31,921,799	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	31,313,369

				161,534,707

	Food — 2.7%
64,990,694	Albertson’s LLC, Term Loan B4	5.500	08/25/21	63,735,074
37,608,326	US Foods, Inc., Term Loan	4.500	03/31/19	37,150,068

				100,885,142

Schedule of Investments

	Food Service — 1.0%
	Aramark Corp.
$5,608	Synthetic LOC 3	3.922%	07/26/16	$5,551
38,742,620	Term Loan F	3.250	02/24/21	38,577,964

				38,583,515

	Healthcare-Products — 1.6%
27,614,549	Kinetic Concepts, Inc., Term Loan E1	4.500	05/04/18	26,855,287
36,909,923	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	32,720,646

				59,575,933

	Healthcare-Services — 3.4%
23,622,303	CHS/Community Health Systems, Inc., Term Loan H	4.000	01/27/21	22,797,058
55,734,264	DaVita HealthCare Partners, Inc., Term Loan B	3.500	06/24/21	55,748,198
	HCA, Inc.
18,910,389	Term Loan B4	3.357	05/01/18	18,912,847
16,637,433	Term Loan B5	3.178	03/31/17	16,641,509
13,797,644	MPH Acquisition Holdings LLC, Term Loan	3.750	03/31/21	13,483,748

				127,583,360

	Holding Companies-Diversified — 1.0%
39,488,721	Travelport LLC, Term Loan (Luxembourg)	5.750	09/02/21	38,205,338

	Household Products/Wares — 1.0%
35,070,956	Dell International LLC, Term Loan B2	4.000	04/29/20	35,038,165
3,000,000	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.500	12/01/18	2,990,625

				38,028,790

	Insurance — 3.2%
	Asurion LLC
39,270,440	Term Loan	8.500	03/03/21	33,506,128
31,624,324	Term Loan B1	5.000	05/24/19	29,825,848
34,293,676	Term Loan B4	5.000	08/04/22	31,438,728
27,959,205	HUB International Ltd., Term Loan	4.000	10/02/20	26,865,861

				121,636,565

	Investment Companies — 1.5%
59,149,149	RPI Finance Trust, Term Loan B4	3.500	11/09/20	59,075,213

	Leisure Time — 0.4%
16,373,882	Sabre, Inc., Term Loan B	4.000	02/19/19	16,227,172

	Lodging — 5.6%
39,403,994	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	34,537,601
	Harrah’s Operating Co., Inc.(c)
43,924,203	Term Loan B6	1.500	03/01/17	38,525,260
20,874,757	Term Loan B7	1.500	03/01/17	17,273,861
68,440,242	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	68,410,470
25,486,019	La Quinta Intermediate Holdings LLC, Term Loan	3.750	04/14/21	24,498,436
31,487,801	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	31,357,441

				214,603,069

	Machinery-Diversified — 2.4%
29,473,183	Gardner Denver, Inc., Term Loan	4.250	07/30/20	26,608,095
35,261,431	Rexnord LLC, Term Loan B	4.000	08/21/20	33,713,983
32,374,222	Zebra Technologies Corp., Term Loan	4.750	10/27/21	32,427,639

				92,749,717

	Media — 7.3%
29,078,252	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	28,405,963
39,575,714	Cequel Communications LLC, Term Loan	3.813	02/14/19	38,923,309
37,300,000	Charter Communications Operating LLC, Term Loan I	3.500	01/24/23	37,311,750
50,000,000	CSC Holdings LLC, Term Loan	5.000	10/09/22	49,996,250
30,691,918	Cumulus Media Holdings, Inc., Term Loan	4.250	12/23/20	22,613,498
37,500,000	iHeartCommunications, Inc., Term Loan D	7.178	01/30/19	24,975,938
38,177,493	Tribune Media Co., Term Loan B	3.750	12/28/20	37,573,143
9,128,656	Univision Communications, Inc., Term Loan	4.000	03/01/20	8,919,153
29,113,554	Virgin Media Investment Holdings Ltd., Term Loan F (United Kingdom)	3.500	06/30/23	28,562,725

				277,281,729

	Mining — 1.5%
79,601,072	Fortescue Metals Group Ltd., Term Loan (Australia)	4.250	06/30/19	55,422,246

Schedule of Investments

	Miscellaneous Manufacturing — 1.0%
$42,060,110	Gates Global LLC, Term Loan	4.250%	07/05/21	$38,003,202

	Oil & Gas — 1.0%
35,299,520	Drillships Financing Holding, Inc., Term Loan B1 (Cyprus)	6.000	03/31/21	10,986,975
35,354,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	6,113,378
48,836,391	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	19,827,575

				36,927,928

	Packaging & Containers — 1.6%
31,043,377	Berry Plastics Group, Inc., Term Loan F	4.000	10/01/22	30,953,195
31,847,990	Novelis, Inc., Term Loan	4.000	06/02/22	29,605,414

				60,558,609

	Pharmaceuticals — 4.9%
36,793,095	Endo Pharmaceuticals Holdings, Inc., Term Loan B (Luxembourg)	3.750	09/25/22	36,387,819
49,216,000	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.428	02/27/21	49,121,751
	Valeant Pharmaceuticals International, Inc.
39,102,188	Term Loan B, Series E-1	3.750	08/05/20	37,635,856
65,270,264	Term Loan B, Series F-1	4.000	04/01/22	62,926,735

				186,072,161

	Real Estate — 1.1%
10,510,000	Cushman & Wakefield, Term Loan	4.250	11/04/21	10,238,527
	Realogy Corp.
651,071	Extended Synthetic LOC	4.680	10/10/16	641,696
30,983,883	Term Loan B	3.750	03/05/20	30,817,345

				41,697,568

	REITs — 0.9%
36,603,531	Communications Sales & Leasing, Inc., Term Loan	5.000	10/24/22	34,411,712

	Retail — 7.3%
20,000,000	Ascena Retail Group, Inc., Term Loan B	5.250	08/21/22	18,915,000
40,557,282	Dollar Tree, Inc., Term Loan B1	3.500	07/06/22	40,510,844
37,572,103	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	36,773,696
46,955,153	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	40,871,878
75,344,269	New Red Finance, Inc., Term Loan B2 (Canada)	3.750	12/10/21	74,987,514
68,728,883	PetSmart, Inc., Term Loan B1	4.250	03/11/22	66,728,529

				278,787,461

	Semiconductors — 2.2%
79,422,105	Avago Technologies Cayman Ltd., Term Loan (Singapore)	3.750	05/06/21	79,397,484
3,000,000	NXP BV, Term Loan B (Netherlands)	3.750	12/07/20	2,997,810

				82,395,294

	Software — 4.2%
30,417,143	Activision Blizzard Inc., Term Loan	3.250	10/12/20	30,461,552
42,112,210	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	33,795,049
	First Data Corp.
19,750,000	Term Loan	3.927	03/23/18	19,521,591
37,000,000	Term Loan	4.177	07/10/22	36,371,000
41,856,357	Infor US, Inc., Term Loan B5	3.750	06/03/20	39,679,827

				159,829,019

	Telecommunications — 5.1%
14,550,982	Avaya, Inc., Term Loan B7	6.250	05/29/20	9,807,653
48,711,936	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	46,789,032
	Level 3 Communications, Inc.
28,000,000	Term Loan B	4.000	01/15/20	27,982,500
33,000,000	Term Loan B2	3.500	05/31/22	32,562,750
14,416,107	LTS Buyer LLC, Term Loan B	4.000	04/13/20	14,168,294
5,164,502	Telesat Canada, Term Loan B2 (Canada)	3.500	03/28/19	5,084,892
30,000,000	T-Mobile USA, Inc., Term Loan	3.500	11/09/22	30,049,800
26,498,273	West Corp., Term Loan B10	3.250	06/30/18	26,065,821

				192,510,742

	Total Variable Rate Senior Loan Interests (Cost $3,612,522,416)			3,213,208,534

Schedule of Investments

	Corporate Bonds — 6.9%
	Diversified Financial Services — 0.9%
$33,500,000	Denali Borrower LLC(d)	5.625%	10/15/20	$35,342,500

	Entertainment — 0.4%
14,500,000	Scientific Games International, Inc.(d)	7.000	01/01/22	13,702,500

	Healthcare-Services — 1.5%
19,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	19,342,510
5,000,000	CHS/Community Health Systems, Inc.	5.125	08/01/21	4,987,500
8,000,000	HCA, Inc.	3.750	03/15/19	8,080,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,227,655
22,500,000	HCA, Inc.	4.750	05/01/23	22,612,500

				56,250,165

	Media — 1.9%
42,174,000	iHeartCommunications, Inc.	9.000	12/15/19	29,100,060
5,802,000	Univision Communications, Inc.(d)	6.750	09/15/22	5,997,817
37,000,000	Univision Communications, Inc.(d)	5.125	05/15/23	36,075,000

				71,172,877

	Packaging & Containers — 0.8%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	29,610,625

	Software — 1.1%
40,015,000	First Data Corp.(d)	6.750	11/01/20	42,265,844

	Telecommunications — 0.3%
19,986,000	Avaya, Inc.(d)	7.000	04/01/19	13,390,620

	Total Corporate Bonds (Cost $278,572,888)			261,735,131

Number of Shares
	Money Market Fund — 1.4%
53,204,027	Invesco Premier Portfolio – Institutional Class, 0.34%(e) (Cost $53,204,027)			53,204,027

	Total Investments (Cost $3,944,299,331)(f) — 92.8%			3,528,147,692
	Other assets less liabilities — 7.2%			272,390,254

	Net Assets—100.0%			$3,800,537,946

Investment Abbreviations:

DIP - Debtor-in-Possession

LOC - Line of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $146,774,281, which represented 3.86% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

Schedule of Investments

(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $416,151,639, which consisted of aggregate gross unrealized appreciation of $5,441,084 and aggregate gross unrealized depreciation of $421,592,723.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 6.5%
13,768	AGL Energy Ltd.	$182,469
16,813	Amcor Ltd.	159,386
10,618	Ansell Ltd.	151,347
27,107	Aristocrat Leisure Ltd.	198,302
27,212	Asciano Ltd.	172,829
46,759	Aurizon Holdings Ltd.	122,794
172,235	AusNet Services	179,748
21,332	Bendigo & Adelaide Bank Ltd.	164,749
9,139	BHP Billiton Ltd.	100,284
52,232	BlueScope Steel Ltd.	175,948
23,222	Brambles Ltd.	186,074
32,580	Challenger Ltd.	185,076
27,632	Coca-Cola Amatil Ltd.	165,563
3,150	Commonwealth Bank of Australia	177,176
2,520	CSL Ltd.	187,523
40,984	DuluxGroup Ltd.	189,011
6,304	Flight Centre Travel Group Ltd.	175,935
118,009	Fortescue Metals Group Ltd.	146,380
37,935	Goodman Group REIT	164,737
51,390	GPT Group (The) REIT	179,040
52,967	Harvey Norman Holdings Ltd.	167,890
66,516	Incitec Pivot Ltd.	147,261
45,709	Insurance Australia Group Ltd.	172,068
16,603	Lend Lease Group	154,090
3,150	Macquarie Group Ltd.	162,618
131,359	Mirvac Group REIT	177,569
129,460	New Hope Corp. Ltd.	152,273
33,840	Oil Search Ltd.	158,952
100,251	Orora Ltd.	156,735
60,002	OZ Minerals Ltd.	163,153
5,355	Perpetual Ltd.	158,161
34,470	Platinum Asset Management Ltd.	159,657
17,657	QBE Insurance Group Ltd.	137,271
3,675	Ramsay Health Care Ltd.	158,591
5,460	REA Group Ltd.	205,760
32,790	Recall Holdings Ltd.	154,729
117,169	Shopping Centres Australasia Property Group REIT	177,921
11,248	Sonic Healthcare Ltd.	147,228
59,162	Stockland REIT	173,501
18,077	Suncorp Group Ltd.	149,901
40,038	Sydney Airport	187,479
40,353	Telstra Corp. Ltd.	161,998
24,482	TPG Telecom Ltd.	175,738
23,537	Transurban Group	180,254
80,704	Vicinity Centres REIT	167,544
5,670	Wesfarmers Ltd.	170,805
7,039	Woodside Petroleum Ltd.	141,688
8,824	Woolworths Ltd.	153,405
30,689	WorleyParsons Ltd.	74,957

		8,013,568

	Austria - 0.5%
3,360	Andritz AG	$156,810
6,304	OMV AG	162,037
4,935	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	121,815
4,410	voestalpine AG	117,214

		557,876

	Belgium - 1.1%
3,990	Ageas	161,703
3,360	Colruyt SA	179,998
2,100	Groupe Bruxelles Lambert SA	159,139
2,415	KBC Groep NV	138,297
4,515	Proximus SADP	155,593
1,466	Solvay SA	121,263
2,940	Telenet Group Holding NV(a)	152,476
2,100	UCB SA	179,682
4,095	Umicore SA	151,137

		1,399,288

	Canada - 4.0%
1,575	Agrium, Inc.	136,901
3,885	Alimentation Couche-Tard, Inc., Class B	168,348
3,045	Bank of Montreal	162,761
4,095	BCE, Inc.	164,207
5,250	Brookfield Asset Management, Inc., Class A	157,770
2,205	Canadian Imperial Bank of Commerce	142,963
2,940	Canadian National Railway Co.	158,673
1,155	Canadian Pacific Railway Ltd.	138,214
1,680	Canadian Tire Corp. Ltd., Class A	136,274
5,880	Canadian Utilities Ltd., Class A	150,964
4,305	CGI Group, Inc., Class A(a)	183,672
3,990	Enbridge, Inc.	137,967
351	Fairfax Financial Holdings Ltd.	179,911
6,093	Fortis, Inc.	176,263
3,780	Franco-Nevada Corp.	166,618
1,995	George Weston Ltd.	153,121
8,827	Husky Energy, Inc.	87,439
5,670	IGM Financial, Inc.	144,686
4,620	Imperial Oil Ltd.	141,005
2,415	Intact Financial Corp.	144,154
3,045	Loblaw Cos. Ltd.	142,356
10,084	Manulife Financial Corp.	139,517
6,199	Metro, Inc.	182,413
5,880	Pembina Pipeline Corp.	133,039
6,093	Potash Corp. of Saskatchewan, Inc.	98,891
8,929	RioCan Real Estate Investment Trust REIT	156,975
4,830	Rogers Communications, Inc., Class B	164,644
8,194	Shaw Communications, Inc., Class B	141,201
5,460	SNC-Lavalin Group, Inc.	155,390
5,145	Sun Life Financial, Inc.	146,901
5,040	TELUS Corp.	139,569
4,095	Toronto-Dominion Bank (The)	154,663
4,725	TransCanada Corp.	163,348

		4,950,818

	Chile - 0.1%
17,447	Antofagasta PLC	94,960

	China - 0.9%
29,210	AAC Technologies Holdings, Inc.	186,811
368,212	FIH Mobile Ltd.	131,562
102,456	Global Logistic Properties Ltd.	123,096
1,848,221	Semiconductor Manufacturing International Corp.(a)	159,841
104,313	Tingyi Cayman Islands Holding Corp.	119,569
174,860	Uni-President China Holdings Ltd.	113,041
206,174	Want Want China Holdings Ltd.	135,896
486,853	Xinyi Solar Holdings Ltd.	156,515

		1,126,331

Schedule of Investments

	Denmark - 1.4%
97	A.P. Moeller - Maersk A/S, Class A	$122,499
96	A.P. Moeller - Maersk A/S, Class B	123,196
3,150	Chr. Hansen Holding A/S	192,506
2,415	Coloplast A/S, Class B	198,787
5,145	Danske Bank A/S	138,187
4,620	DSV A/S	179,473
1,365	Pandora A/S	182,069
25,427	TDC A/S	108,764
8,194	Tryg A/S	156,062
2,940	Vestas Wind Systems A/S	191,695
1,995	William Demant Holding(a)	176,471

		1,769,709

	Finland - 0.9%
9,979	Fortum Oyj	156,588
4,095	Kone Oyj, Class B	179,682
6,514	Metso Oyj	134,526
6,093	Nokian Renkaat Oyj	206,624
3,360	Sampo Oyj, Class A	162,060
17,867	Stora Enso Oyj, Class R	145,315
3,885	Wartsila Oyj Abp	174,368

		1,159,163

	France - 6.0%
1,470	Aeroports de Paris	166,312
1,365	Air Liquide SA	141,124
2,100	Atos SE	166,640
6,409	AXA SA	158,533
1,470	bioMerieux	185,268
2,520	BNP Paribas SA	119,632
4,200	Bouygues SA	164,228
7,144	Bureau Veritas SA	136,047
2,520	Casino Guichard Perrachon SA	114,210
3,465	Cie de Saint-Gobain	143,606
1,680	Cie Generale des Etablissements Michelin	154,330
10,302	CNP Assurances	138,204
2,625	Danone SA	180,831
2,310	Dassault Systemes	178,832
7,669	Edenred	145,204
2,520	Eiffage SA	173,663
7,459	Electricite de France SA	97,973
8,929	Engie SA	143,313
1,365	Essilor International SA	169,418
1,575	Euler Hermes Group	134,867
5,355	Eutelsat Communications SA	173,748
1,890	Fonciere des Regions REIT	160,392
1,260	Gecina SA REIT	161,710
11,983	Groupe Eurotunnel SE	138,174
455	Hermes International	154,736
2,205	ICADE REIT	156,541
735	Iliad SA	184,171
2,415	Imerys SA	149,414
2,415	Ipsen SA	139,084
4,515	JCDecaux SA	177,719
2,835	Legrand SA	156,029
10,408	Orange SA	186,213
4,620	SCOR SE	161,086
1,785	SEB SA	174,176
1,050	Societe BIC SA	170,990
3,255	Societe Generale SA	124,398
9,979	Societe Television Francaise 1	112,785
1,890	Sodexo SA	186,810
8,929	Suez Environnement Co.	165,459
3,045	Technip SA	142,663
2,310	Thales SA	175,904

3,465	Total SA	$153,992
1,260	Valeo SA	163,414
7,354	Veolia Environnement SA	177,104
2,520	Vinci SA	170,698
6,619	Vivendi SA	143,853
1,260	Wendel SA	126,053
5,040	Zodiac Aerospace	105,544

		7,405,095

	Germany - 4.4%
1,050	Allianz SE	169,274
2,625	Axel Springer SE	136,645
2,940	Brenntag AG	143,903
15,238	Commerzbank AG(a)	123,332
735	Continental AG	153,176
1,785	Deutsche Boerse AG	151,575
5,880	Deutsche Post AG	142,074
6,199	Deutsche Wohnen BR AG	162,626
4,305	Evonik Industries AG	132,778
2,415	Fielmann AG	181,939
2,730	Fraport AG Frankfurt Airport Services Worldwide	165,217
2,100	Fresenius Medical Care AG & Co. KGaA	185,579
2,310	Fresenius SE & Co. KGaA	152,675
4,095	FUCHS PETROLUB SE	144,957
3,675	FUCHS PETROLUB SE (Preference Shares)	150,470
4,095	GEA Group AG	172,212
1,575	Hannover Rueck SE	165,576
2,100	HeidelbergCement AG	153,938
1,890	HOCHTIEF AG	173,932
14,503	Infineon Technologies AG	192,710
4,305	K+S AG	90,416
1,155	Kabel Deutschland Holding AG	147,656
3,150	LANXESS AG	129,736
945	Linde AG	127,408
1,575	MAN SE	158,919
1,785	MTU Aero Engines AG	163,549
840	Muenchener Rueckversicherungs-Gesellschaft AG	160,743
3,360	ProSiebenSat.1 Media SE	166,896
10,408	RWE AG	144,942
2,415	SAP SE	191,256
1,575	Siemens AG	150,599
10,933	Suedzucker AG	164,849
5,250	Talanx AG	150,391
3,360	United Internet AG	173,941
1,890	Wacker Chemie AG	137,367

		5,413,256

	Greece - 0.1%
17,131	Hellenic Telecommunications Organization SA	148,525

	Hong Kong - 5.6%
29,315	AIA Group Ltd.	164,003
21,017	ASM Pacific Technology Ltd.	152,246
48,229	Bank of East Asia Ltd. (The)	141,983
494,633	Brightoil Petroleum Holdings Ltd.(a)	146,184
51,285	Cafe de Coral Holdings Ltd.	140,027
324,708	Champion REIT	151,658
18,927	Cheung Kong Infrastructure Holdings Ltd.	178,083
198,104	Chow Tai Fook Jewellery Group Ltd.	114,881
19,757	CLP Holdings Ltd.	165,693
191,362	Esprit Holdings Ltd.	197,533
52,547	Great Eagle Holdings Ltd.	146,640
9,244	Hang Seng Bank Ltd.	153,831
27,002	Henderson Land Development Co. Ltd.	146,685

Schedule of Investments

87,115	Hong Kong & China Gas Co. Ltd.	$152,164
23,747	Hongkong Land Holdings Ltd.	148,710
355,922	Hopewell Highway Infrastructure Ltd.	163,262
47,284	Hopewell Holdings Ltd.	143,378
414,559	Hutchison Telecommunications Hong Kong Holdings Ltd.	129,968
40,564	Hysan Development Co. Ltd.	156,898
3,152	Jardine Matheson Holdings Ltd.	165,480
5,670	Jardine Strategic Holdings Ltd.	155,091
47,704	Johnson Electric Holdings Ltd.	141,108
112,023	Kerry Logistics Network Ltd.	154,290
144,281	Kowloon Development Co. Ltd.	117,412
106,658	Lifestyle International Holdings Ltd.	131,287
30,269	Link REIT	173,215
102,351	Melco International Development Ltd.	124,654
36,570	MTR Corp. Ltd.	166,123
257,182	New World China Land Ltd.	248,166
441,249	Noble Group Ltd.	95,655
131,569	NWS Holdings Ltd.	195,318
33,210	Orient Overseas International Ltd.	123,381
308,000	PCCW Ltd.	183,356
19,127	Power Assets Holdings Ltd.	174,897
378,724	Sa Sa International Holdings Ltd.	103,617
165,610	Shangri-La Asia Ltd.	154,270
112,128	Sino Land Co. Ltd.	143,307
197,033	Sun Art Retail Group Ltd.	110,757
15,028	Swire Pacific Ltd., Class A	145,609
53,807	Swire Properties Ltd.	139,396
43,924	Techtronic Industries Co. Ltd.	166,239
173,285	Texwinca Holdings Ltd.	167,922
14,083	VTech Holdings Ltd.	141,813
361,175	Xinyi Glass Holdings Co. Ltd.	183,935
46,129	Yue Yuen Industrial Holdings Ltd.	158,547

		6,858,672

	Indonesia - 0.2%
728,404	Golden Agri-Resources Ltd.	192,547

	Ireland - 0.5%
5,355	CRH PLC	141,807
13,033	James Hardie Industries PLC	148,570
2,205	Kerry Group PLC, Class A	179,660
2,228	Ryanair Holdings PLC ADR	174,564

		644,601

	Israel - 2.6%
4,095	Azrieli Group Ltd.	145,706
31,845	Bank Hapoalim BM	149,004
44,134	Bank Leumi Le-Israel(a)	147,138
88,480	Bezeq The Israeli Telecommunication Corp. Ltd.	192,003
10,302	Clal Insurance Enterprise Holdings Ltd.(a)	113,704
15,448	Delek Automotive Systems Ltd.	139,091
2,100	Elbit Systems Ltd.	180,710
13,033	First International Bank of Israel Ltd.	154,932
4,305	Frutarom Industries Ltd.	220,469
15,868	Gazit-Globe Ltd.	125,867
36,150	Harel Insurance Investments & Financial Services Ltd.	135,104
30,053	Israel Chemicals Ltd.	123,338
525	Israel Corp. Ltd. (The)	89,260
87,325	Israel Discount Bank Ltd., Class A(a)	144,065
4,515	Melisron Ltd.	144,072
14,188	Mizrahi Tefahot Bank Ltd.	160,183
2,625	NICE Systems Ltd.	157,972
8,404	Osem Investments Ltd.	140,951
1,121	Paz Oil Co. Ltd.	175,451
83,224	Shikun & Binui Ltd.	129,991

11,773	Strauss Group Ltd.	$164,615

		3,133,626

	Italy - 2.0%
8,824	Assicurazioni Generali SpA	132,252
6,093	Atlantia SpA	159,007
20,387	Banca Mediolanum SpA	135,888
21,752	Davide Campari-Milano SpA	190,762
83,854	Enel Green Power SpA	164,028
35,730	Enel SpA	146,034
9,874	Eni SpA	143,504
3,570	EXOR SpA	116,796
2,520	Luxottica Group SpA	155,802
33,210	Mediaset SpA	111,540
40,038	Prada SpA	118,836
7,669	Prysmian SpA	157,939
32,160	Snam SpA	179,988
133,880	Telecom Italia SpA(a)	148,542
160,148	Telecom Italia SpA RSP	144,167
34,470	Terna-Rete Elettrica Nationale SpA	184,248

		2,389,333

	Japan - 35.1%
26,392	77 Bank Ltd. (The)	122,190
2,730	ABC-Mart, Inc.	148,933
36,570	ACOM Co. Ltd.(a)	166,009
11,038	Aeon Co. Ltd.	147,581
9,473	Air Water, Inc.	150,666
7,669	Ajinomoto Co., Inc.	182,143
9,139	Alfresa Holdings Corp.	170,102
5,145	Alps Electric Co. Ltd.	101,611
55,907	ANA Holdings, Inc.	164,376
4,410	Aoyama Trading Co. Ltd.	175,536
45,079	Aozora Bank Ltd.	151,241
27,422	Asahi Glass Co. Ltd.	167,443
5,040	Asahi Group Holdings Ltd.	161,969
20,912	Asahi Kasei Corp.	135,333
11,248	Astellas Pharma, Inc.	155,946
8,614	Autobacs Seven Co. Ltd.	150,670
29,315	Awa Bank Ltd. (The)	161,564
6,514	Azbil Corp.	151,071
4,935	Bridgestone Corp.	179,407
12,193	Brother Industries Ltd.	122,900
4,305	Calbee, Inc.	179,167
11,353	Canon Marketing Japan, Inc.	205,875
5,355	Canon, Inc.	149,648
6,934	Capcom Co. Ltd.	153,502
8,404	Casio Computer Co. Ltd.	162,895
1,050	Central Japan Railway Co.	194,947
5,355	Century Tokyo Leasing Corp.	198,101
23,012	Chiba Bank Ltd. (The)	142,157
22,182	Chiyoda Corp.	161,909
10,414	Chubu Electric Power Co., Inc.	133,402
4,410	Chugai Pharmaceutical Co. Ltd.	134,933
11,353	Chugoku Bank Ltd. (The)	134,983
11,047	Chugoku Electric Power Co., Inc. (The)	147,319
21,647	Citizen Holdings Co. Ltd.	131,802
9,034	Coca-Cola East Japan Co. Ltd.	146,132
7,984	Coca-Cola West Co. Ltd.	176,017
13,453	COMSYS Holdings Corp.	197,269
1,260	Cosmos Pharmaceutical Corp.	191,101
8,299	Credit Saison Co. Ltd.	155,519
15,353	Dai Nippon Printing Co. Ltd.	144,123
12,403	Daicel Corp.	182,081
41,509	Daido Steel Co. Ltd.	171,951
13,558	Daihatsu Motor Co. Ltd.	211,448
2,730	Daikin Industries Ltd.	184,416
38,250	Daishi Bank Ltd. (The)	145,898

Schedule of Investments

1,470	Daito Trust Construction Co. Ltd.	$187,107
9,034	DeNA Co. Ltd.	130,378
38,775	Denka Co. Ltd.	171,585
3,255	Dentsu, Inc.	172,530
66,758	DIC Corp.	171,525
4,200	Don Quijote Holdings Co. Ltd.	142,460
19,337	Dowa Holdings Co. Ltd.	131,263
1,681	East Japan Railway Co.	154,822
2,312	Eisai Co. Ltd.	139,571
5,250	Electric Power Development Co. Ltd.	177,105
3,570	FamilyMart Co. Ltd.	167,072
1,050	FANUC Corp.	140,187
4,725	FP Corp.	172,261
3,990	FUJIFILM Holdings Corp.	154,034
31,760	Fujikura Ltd.	155,545
33,420	Fujitsu Ltd.	139,408
30,158	Fukuyama Transporting Co. Ltd.	149,095
100,396	Furukawa Electric Co. Ltd.	207,802
45,604	GS Yuasa Corp.	158,941
25,007	Gunma Bank Ltd. (The)	138,850
8,194	H2O Retailing Corp.	140,082
28,052	Hankyu Hanshin Holdings, Inc.	174,857
8,299	Heiwa Corp.	161,952
1,366	Hirose Electric Co. Ltd.	155,006
29,738	Hiroshima Bank Ltd. (The)	148,404
4,622	Hisamitsu Pharmaceutical Co., Inc.	208,532
6,934	Hitachi Capital Corp.	170,835
7,249	Hitachi High-Technologies Corp.	205,860
29,423	Hitachi Ltd.	145,221
9,664	Hitachi Transport System Ltd.	157,652
43,504	Hokkoku Bank Ltd. (The)	121,559
74,193	Hokuhoku Financial Group, Inc.	137,277
11,458	Hokuriku Electric Power Co.	161,922
5,250	Honda Motor Co. Ltd.	142,300
2,625	Hoshizaki Electric Co. Ltd.	183,130
8,719	House Foods Group, Inc.	173,043
4,200	Hoya Corp.	162,256
34,575	Hyakugo Bank Ltd. (The)	146,267
48,546	Hyakujushi Bank Ltd. (The)	156,538
9,034	Iida Group Holdings Co. Ltd.	160,684
10,408	Isetan Mitsukoshi Holdings Ltd.	132,241
6,934	Ito EN Ltd.	187,201
7,564	ITOCHU Techno-Solutions Corp.	122,321
3,885	Izumi Co. Ltd.	151,638
4,620	Japan Airlines Co. Ltd.	172,913
5,670	Japan Petroleum Exploration Co. Ltd.	146,165
10,313	JGC Corp.	163,126
31,425	Joyo Bank Ltd. (The)	127,307
10,618	JSR Corp.	154,084
39,219	Juroku Bank Ltd. (The)	140,484
9,769	Kagome Co. Ltd.	168,912
28,078	Kajima Corp.	159,048
1,785	Kaken Pharmaceutical Co. Ltd.	117,695
18,822	Kamigumi Co. Ltd.	169,837
23,662	Kandenko Co. Ltd.	145,627
19,347	Kaneka Corp.	184,483
10,308	Kansai Paint Co. Ltd.	143,808
3,570	Kao Corp.	191,569
72,584	Kawasaki Kisen Kaisha Ltd.	130,665
6,724	KDDI Corp.	169,998
25,952	Keihan Electric Railway Co. Ltd.	163,400
19,872	Keikyu Corp.	164,561
21,552	Keio Corp.	192,347
14,618	Keisei Electric Railway Co. Ltd.	194,444
30,185	Keiyo Bank Ltd. (The)	130,470
7,354	Kewpie Corp.	161,163

5,250	Kikkoman Corp.	$174,870
13,243	Kinden Corp.	163,981
44,784	Kintetsu Group Holdings Co. Ltd.	184,323
11,044	Kirin Holdings Co. Ltd.	157,455
6,514	Kissei Pharmaceutical Co. Ltd.	148,891
1,996	Kobayashi Pharmaceutical Co. Ltd.	170,034
4,830	Koito Manufacturing Co. Ltd.	223,721
7,354	Komeri Co. Ltd.	146,630
7,354	Konami Holdings Corp.	170,617
1,575	Kose Corp.	146,695
5,145	K’s Holdings Corp.	175,093
13,978	Kuraray Co. Ltd.	168,644
7,984	Kurita Water Industries Ltd.	170,698
9,874	Kyowa Hakko Kirin Co. Ltd.	143,041
2,206	Lawson, Inc.	174,378
7,144	Lintec Corp.	144,900
17,562	Lion Corp.	162,809
7,564	LIXIL Group Corp.	159,353
7,249	M3, Inc.	166,517
8,309	Maeda Road Construction Co. Ltd.	131,194
2,940	Makita Corp.	165,449
30,158	Marubeni Corp.	145,185
6,514	Maruichi Steel Tube Ltd.	184,775
9,664	Medipal Holdings Corp.	157,209
3,782	Miraca Holdings, Inc.	155,639
7,669	Mitsubishi Estate Co. Ltd.	152,008
7,669	Mitsubishi Shokuhin Co. Ltd.	180,859
9,139	Mitsubishi Tanabe Pharma Corp.	150,110
12,718	Mitsui & Co. Ltd.	144,325
46,864	Mitsui Chemicals, Inc.	204,370
6,093	Mitsui Fudosan Co. Ltd.	143,255
2,520	Mochida Pharmaceutical Co. Ltd.	194,850
4,725	Musashino Bank Ltd. (The)	149,037
8,094	Nabtesco Corp.	139,750
13,768	Nagase & Co. Ltd.	164,648
40,269	Nagoya Railroad Co. Ltd.	183,982
7,459	NH Foods Ltd.	144,513
26,582	Nichirei Corp.	198,045
12,718	Nikon Corp.	187,470
736	Nintendo Co. Ltd.	103,661
8,729	Nippo Corp.	130,665
35,730	Nippon Electric Glass Co. Ltd.	184,832
33,345	Nippon Express Co. Ltd.	156,102
15,143	Nippon Kayaku Co. Ltd.	161,844
10,197	Nippon Paper Industries Co. Ltd.	163,866
2,205	Nippon Shokubai Co. Ltd.	144,094
4,305	Nippon Telegraph & Telephone Corp.	183,137
9,664	Nippon Television Holdings, Inc.	179,655
63,470	Nippon Yusen Kabushiki Kaisha	136,982
14,293	Nipro Corp.	142,755
60,317	Nishi-Nippon City Bank Ltd. (The)	135,096
32,475	Nishi-Nippon Railroad Co. Ltd.	203,087
7,249	Nissan Chemical Industries Ltd.	167,721
12,193	Nisshin Seifun Group, Inc.	197,117
13,978	Nisshinbo Holdings, Inc.	141,299
3,465	Nissin Foods Holdings Co. Ltd.	176,893
8,719	Nomura Real Estate Holdings, Inc.	153,744
4,515	Nomura Research Institute Ltd.	163,941
8,364	NS Solutions Corp.	188,898
3,465	NTT Data Corp.	167,047
7,669	NTT DoCoMo, Inc.	171,078
17,972	NTT Urban Development Corp.	176,258
18,297	Obayashi Corp.	165,027
3,675	OBIC Co. Ltd.	190,360
17,667	Odakyu Electric Railway Co. Ltd.	187,721
34,175	OJI Holdings Corp.	138,850

Schedule of Investments

1,260	Ono Pharmaceutical Co. Ltd.	$203,134
26,162	Onward Holdings Co. Ltd.	163,994
3,885	Oracle Corp. Japan	175,933
39,124	Osaka Gas Co. Ltd.	148,347
4,830	Otsuka Holdings Co. Ltd.	162,495
24,902	PanaHome Corp.	181,898
8,509	Park24 Co. Ltd.	237,953
6,199	Pigeon Corp.	132,582
2,730	Pola Orbis Holdings, Inc.	187,480
39,639	Rengo Co. Ltd.	170,365
6,199	Resorttrust, Inc.	156,156
17,023	Ricoh Co. Ltd.	164,237
2,101	Rinnai Corp.	193,495
3,045	Rohm Co. Ltd.	138,567
9,454	Rohto Pharmaceutical Co. Ltd.	176,871
735	Ryohin Keikaku Co. Ltd.	155,819
18,917	San-in Godo Bank Ltd. (The)	136,518
4,305	Sankyo Co. Ltd.	164,332
4,836	Sanrio Co. Ltd.	112,136
10,408	Santen Pharmaceutical Co. Ltd.	165,868
40,899	Sapporo Holdings Ltd.	182,461
2,625	Sawai Pharmaceutical Co. Ltd.	182,243
4,515	SCSK Corp.	197,782
2,625	Secom Co. Ltd.	183,105
37,305	Senshu Ikeda Holdings, Inc.	152,485
3,780	Seven & i Holdings Co. Ltd.	168,089
32,055	Shiga Bank Ltd. (The)	142,862
6,619	Shimachu Co. Ltd.	149,947
1,156	Shimano, Inc.	184,919
16,197	Shimizu Corp.	126,404
3,045	Shin-Etsu Chemical Co. Ltd.	155,525
78,709	Shinsei Bank Ltd.	122,613
4,095	Shionogi & Co. Ltd.	178,348
7,674	Shiseido Co. Ltd.	144,416
19,557	Shochiku Co. Ltd.	171,048
2,835	SoftBank Group Corp.	125,461
3,780	Sohgo Security Services Co. Ltd.	184,609
8,929	Sony Financial Holdings, Inc.	147,574
29,423	Sotetsu Holdings, Inc.	171,641
6,199	Square Enix Holdings Co. Ltd.	148,965
3,465	Sugi Holdings Co. Ltd.	179,023
15,658	Sumitomo Dainippon Pharma Co. Ltd.	174,629
12,098	Sumitomo Metal Mining Co. Ltd.	128,875
41,929	Sumitomo Osaka Cement Co. Ltd.	170,681
6,409	Sumitomo Real Estate Sales Co. Ltd.	134,855
4,935	Sumitomo Realty & Development Co. Ltd.	138,349
2,940	Sundrug Co. Ltd.	194,823
3,782	Suntory Beverage & Food Ltd.	175,224
4,725	Suzuken Co. Ltd.	163,886
4,830	Suzuki Motor Corp.	148,267
49,281	Taiheiyo Cement Corp.	142,015
24,587	Taisei Corp.	153,921
13,138	Taiyo Yuden Co. Ltd.	151,540
18,297	Takashimaya Co. Ltd.	156,803
10,828	Temp Holdings Co. Ltd.	160,184
6,093	Terumo Corp.	193,873
36,885	Tobu Railway Co., Ltd.	179,956
32,685	Toda Corp.	157,087
7,147	Toho Co. Ltd.	186,643
26,372	Toho Gas Co. Ltd.	173,006
12,193	Tohoku Electric Power Co., Inc.	152,250
4,095	Tokio Marine Holdings, Inc.	146,536
30,584	Tokyo Gas Co. Ltd.	140,613
22,602	Tokyu Corp.	175,874
13,138	Toppan Forms Co. Ltd.	157,724
19,137	Toppan Printing Co. Ltd.	166,523

17,667	Toray Industries, Inc.	$151,031
51,705	Toshiba Corp.(a)	86,593
34,995	Tosoh Corp.	168,932
9,888	Toyo Seikan Group Holdings Ltd.	178,859
4,515	Toyo Suisan Kaisha Ltd.	156,160
115,594	Toyobo Co. Ltd.	151,661
9,664	Toyota Boshoku Corp.	196,290
7,459	Tsumura & Co.	203,689
1,995	Tsuruha Holdings, Inc.	164,703
11,248	TV Asahi Corp.	205,669
93,056	Ube Industries Ltd.	180,641
8,194	Unicharm Corp.	160,905
13,558	Ushio, Inc.	176,110
9,454	USS Co. Ltd.	144,924
11,993	Wacoal Holdings Corp.	140,907
2,312	West Japan Railway Co.	149,729
2,837	Yakult Honsha Co. Ltd.	130,370
42,454	Yamada Denki Co. Ltd.	205,482
8,614	Yamato Holdings Co. Ltd.	189,011
7,249	Yamato Kogyo Co. Ltd.	171,495
9,874	Yamazaki Baking Co. Ltd.	215,488
14,293	Yokogawa Electric Corp.	160,496
8,404	Yokohama Rubber Co. Ltd. (The)	125,962

		43,071,708

	Luxembourg - 0.3%
74,298	L’Occitane International SA	129,988
5,460	SES SA FDR, Class A	142,912
12,508	Tenaris SA	129,739

		402,639

	Netherlands - 1.2%
2,415	Akzo Nobel NV	154,842
1,785	ASML Holding NV	163,835
2,310	Heineken Holding NV, Class A	177,613
2,100	Heineken NV	182,403
8,194	Koninklijke Ahold NV	185,775
3,045	Royal Boskalis Westminster NV	120,173
6,199	Royal Dutch Shell PLC, Class A	135,047
6,093	Royal Dutch Shell PLC, Class B	132,635
5,145	Wolters Kluwer NV	174,944

		1,427,267

	New Zealand - 1.0%
49,596	Contact Energy Ltd.	148,011
34,680	Fisher & Paykel Healthcare Corp. Ltd.	194,943
196,927	Kiwi Property Group Ltd.	174,835
51,180	Sky Network Television Ltd.	151,704
75,349	Spark New Zealand Ltd.	164,692
79,339	Vector Ltd.	166,100
99,936	Warehouse Group Ltd. (The)	173,285

		1,173,570

	Norway - 0.7%
10,933	Gjensidige Forsikring ASA	173,186
47,599	Norsk Hydro ASA	159,047
22,368	Orkla ASA	180,293
5,040	Schibsted ASA, Class A	147,758
8,299	Telenor ASA	134,328

		794,612

	Portugal - 0.1%
45,604	EDP-Energias de Portugal SA	159,237

	Russia - 0.1%
372,841	United Co. RUSAL PLC	106,828

	Singapore - 2.8%
104,241	Ascendas Real Estate Investment Trust REIT	169,691

Schedule of Investments

174,965	CapitaLand Commercial Trust Ltd. REIT	$160,647
115,594	CapitaLand Mall Trust REIT	161,461
80,599	ComfortDelGro Corp. Ltd.	161,451
7,984	Jardine Cycle & Carriage Ltd.	211,683
34,050	Keppel Corp. Ltd.	121,276
78,604	M1 Ltd.	127,436
110,658	Olam International Ltd.	125,951
25,847	Oversea-Chinese Banking Corp. Ltd.	145,020
67,988	Sembcorp Industries Ltd.	121,087
97,310	Sembcorp Marine Ltd.	107,256
66,306	SIA Engineering Co. Ltd.	161,188
23,432	Singapore Airlines Ltd.	182,648
31,845	Singapore Exchange Ltd.	159,776
128,725	Singapore Post Ltd.	121,141
58,774	Singapore Press Holdings Ltd.	146,856
73,770	Singapore Technologies Engineering Ltd.	150,014
61,787	Singapore Telecommunications Ltd.	153,774
62,942	StarHub Ltd.	150,278
150,267	Suntec REIT	168,224
28,157	Venture Corp. Ltd.	154,629
82,069	Wilmar International Ltd.	166,547
212,693	Yanlord Land Group Ltd.	152,836

		3,480,870

	South Korea - 6.2%
13,873	BNK Financial Group, Inc.(a)	104,953
491	CJ CheilJedang Corp.(a)	170,028
630	CJ Corp.(a)	155,986
1,050	CJ Korea Express Co. Ltd.(a)	193,340
2,310	Coway Co. Ltd.(a)	187,860
8,824	Daewoo International Corp.	115,057
18,182	DGB Financial Group, Inc.(a)	136,049
3,675	Dongbu Insurance Co. Ltd.(a)	209,629
840	E-Mart, Inc.	115,581
5,040	Hankook Tire Co. Ltd.(a)	196,774
5,145	Hanon Systems(a)	225,300
24,377	Hanwha Life Insurance Co. Ltd.(a)	142,144
8,614	Hite Jinro Co. Ltd.(a)	214,658
1,260	Hyundai Department Store Co. Ltd.(a)	135,635
1,117	Hyundai Glovis Co. Ltd.(a)	191,520
7,039	Hyundai Marine & Fire Insurance Co. Ltd.(a)	190,881
23,012	Hyundai Merchant Marine Co. Ltd.(a)	55,596
929	Hyundai Mobis Co. Ltd.(a)	201,448
1,837	Hyundai Wia Corp.(a)	163,158
1,365	Kakao Corp.(a)	125,327
4,515	Kangwon Land, Inc.(a)	155,746
7,615	KEPCO Engineering & Construction Co., Inc.(a)	185,759
3,885	Kia Motors Corp.	148,424
3,885	Korea Electric Power Corp.(a)	171,116
375	Korea Zinc Co. Ltd.(a)	137,325
8,299	LG Display Co. Ltd.	151,237
1,260	LG Hausys Ltd.	125,478
237	LG Household & Health Care Ltd.	197,513
17,023	LG Uplus Corp.	138,071
99	Lotte Confectionery Co. Ltd.(a)	200,540
717	Lotte Shopping Co. Ltd.(a)	142,913
389	Naver Corp.	205,345
840	NCSOFT Corp.	165,704
3,360	NHN Entertainment Corp.(a)	134,896
525	Nongshim Co. Ltd.	204,451
945	POSCO	140,698
1,995	S1 Corp.	170,567
5,250	Samsung Card Co. Ltd.	167,463
181	Samsung Electronics Co. Ltd.	174,721
11,874	Samsung Engineering Co. Ltd.(a)	125,287

1,890	Samsung Life Insurance Co. Ltd.	$174,143
4,935	Shinhan Financial Group Co. Ltd.(a)	158,450
735	Shinsegae Co. Ltd.	131,118
735	SK Holdings Co. Ltd.(a)	146,334
5,250	SK Hynix, Inc.	121,415
29,528	SK Networks Co. Ltd.(a)	135,012
735	Yuhan Corp.(a)	205,577

		7,546,227

	Spain - 2.7%
9,874	Abertis Infraestructuras SA	147,589
13,663	Acerinox SA	124,067
4,935	ACS Actividades de Construccion y Servicios SA	125,949
3,885	Amadeus IT Holding SA, Class A	159,347
74,298	Banco de Sabadell SA	134,379
37,620	Banco Popular Espanol SA	101,393
21,542	Bankinter SA	149,868
37,620	CaixaBank SA	114,345
3,465	Corp. Financiera Alba SA	136,625
26,687	Distribuidora Internacional de Alimentacion SA	144,371
23,852	EDP Renovaveis SA	184,767
5,880	Enagas SA	171,149
7,774	Endesa SA	149,802
6,829	Ferrovial SA	150,292
7,879	Gas Natural SDG SA	154,962
7,983	Grifols SA	167,131
23,852	Iberdrola SA	167,853
4,830	Industria de Diseno Textil SA	158,287
54,542	Mapfre SA	122,039
13,768	Mediaset Espana Comunicacion SA	134,436
1,995	Red Electrica Corp. SA	160,963
11,458	Telefonica SA	121,528
15,028	Zardoya Otis SA	159,117

		3,340,259

	Sweden - 1.7%
6,093	Electrolux AB, Series B	132,164
4,200	Hennes & Mauritz AB, Class B	137,509
4,935	Hexagon AB, Class B	163,931
25,322	Husqvarna AB, Class B	160,676
8,509	Industrivarden AB, Class A	147,027
8,824	Industrivarden AB, Class C	139,571
13,873	Skandinaviska Enskilda Banken AB, Class A	133,902
8,509	SKF AB, Class B	130,346
10,933	Svenska Handelsbanken AB, Class A	137,504
7,144	Swedbank AB, Class A	150,557
5,565	Swedish Match AB	198,104
16,498	Tele2 AB, Class B	136,834
28,787	TeliaSonera AB	135,758
14,818	Volvo AB, Class B	135,322

		2,039,205

	Switzerland - 3.4%
1,155	Actelion Ltd.	152,733
2,100	Adecco SA	129,594
3,150	Aryzta AG	143,988
1,275	Baloise Holding AG	155,996
275	Banque Cantonale Vaudoise	166,650
141	Barry Callebaut AG	161,218
2	Chocoladefabriken Lindt & Sprungli AG	137,964
27	Chocoladefabriken Lindt & Sprungli AG-PC	158,230
7,879	Coca-Cola HBC AG	160,738
121	Galenica AG	168,774
525	Geberit AG	186,035
1,190	Kuehne + Nagel International AG	157,694

Schedule of Investments

2,625	LafargeHolcim Ltd.	$111,358
1,155	Lonza Group AG	176,850
2,205	Nestle SA	162,365
1,680	Novartis AG	130,274
1,890	PSP Swiss Property AG	160,699
597	Roche Holding AG	155,270
1,050	Schindler Holding AG	162,379
1,050	Schindler Holding AG-PC	161,428
46	Sika AG	164,650
1,575	Sulzer AG	143,600
716	Swiss Life Holding AG	182,012
1,995	Swiss Prime Site AG	160,017
315	Swisscom AG	156,600
2,520	Wolseley PLC	124,120
593	Zurich Insurance Group AG	131,317

		4,162,553

	United Kingdom - 7.3%
6,934	Admiral Group PLC	175,394
13,033	Amec Foster Wheeler PLC	76,734
10,933	Ashtead Group PLC	140,695
21,857	Aviva PLC	150,269
10,828	Babcock International Group PLC	141,646
17,131	Barratt Developments PLC	146,420
3,150	Berkeley Group Holdings PLC (The)	158,549
29,105	BP PLC	156,990
24,167	BT Group PLC	167,343
8,509	Capita PLC	142,745
36,780	Cobham PLC	133,237
10,513	Compass Group PLC	180,412
3,675	Croda International PLC	149,342
12,613	Daily Mail & General Trust PLC NV, Class A	121,289
6,093	Diageo PLC	163,293
30,158	Direct Line Insurance Group PLC	160,931
6,409	easyJet PLC	141,000
16,918	Hammerson PLC REIT	140,795
9,454	Hargreaves Lansdown PLC	184,330
20,492	HSBC Holdings PLC	143,879
9,979	IMI PLC	114,626
10,723	Inmarsat PLC	168,139
19,442	International Consolidated Airlines Group SA	149,651
4,200	Intertek Group PLC	169,531
41,824	ITV PLC	158,991
16,708	John Wood Group PLC	153,774
29,423	Kingfisher PLC	137,084
134,195	Lloyds Banking Group PLC	125,312
4,200	London Stock Exchange Group PLC	148,477
21,857	Meggitt PLC	113,479
12,298	National Grid PLC	172,555
1,365	Next PLC	134,518
9,349	Pearson PLC	105,526
5,040	Persimmon PLC	146,207
12,088	Petrofac Ltd.	137,166
7,354	Prudential PLC	143,903
1,890	Reckitt Benckiser Group PLC	167,885
10,618	RELX NV	177,472
10,084	RELX PLC	176,822
70,934	Rentokil Initial PLC	158,180
19,337	Rexam PLC	164,885
4,515	Rio Tinto Ltd.	126,652
4,515	Rio Tinto PLC	110,550
14,293	Rolls-Royce Holdings PLC	113,582
20,597	RSA Insurance Group PLC	122,337
3,465	SABMiller PLC	205,574
20,597	Sage Group PLC (The)	182,266

5,040	Severn Trent PLC	$157,171
10,084	Sky PLC	155,585
9,139	Smith & Nephew PLC	151,552
9,244	Smiths Group PLC	124,521
13,348	Sports Direct International PLC(a)	79,170
7,144	SSE PLC	147,771
11,563	St. James’s Place PLC	158,125
13,978	Standard Chartered PLC	94,284
19,442	Tate & Lyle PLC	172,762
52,442	Taylor Wimpey PLC	143,861
12,403	United Utilities Group PLC	168,943
7,459	Weir Group PLC (The)	91,995
2,205	Whitbread PLC	125,740
29,315	William Hill PLC	162,315

		8,894,232

	United States - 0.5%
3,150	Carnival PLC	156,304
5,880	QIAGEN NV(a)	133,920
51,180	Samsonite International SA	131,849
4,200	Thomson Reuters Corp.	156,390
630	Valeant Pharmaceuticals International, Inc.(a)	57,751

		636,214

	Total Common Stocks and Other Equity Interests (Cost $130,112,744)	122,492,789

	Money Market Fund - 0.0%
10,500	Invesco Premier Portfolio – Institutional Class, 0.34%(b) (Cost $10,500)	10,500

	Total Investments (Cost $130,123,244)(c)-99.9%	122,503,289
	Other assets less liabilities-0.1%	156,574

	Net Assets-100.0%	$122,659,863

Investment Abbreviations:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

PC - Participation Certficate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At January 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $7,619,955, which consisted of aggregate gross unrealized appreciation of $1,759,898 and aggregate gross unrealized depreciation of $9,379,853.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.0%
2,518	Advance Auto Parts, Inc.	$382,862
6,412	AutoNation, Inc.(b)	277,319
523	AutoZone, Inc.(b)	401,345
7,517	Bed Bath & Beyond, Inc.(b)	324,509
12,896	Best Buy Co., Inc.	360,185
13,437	Cablevision Systems Corp., Class A	428,775
8,111	Carnival Corp.	390,382
707	Chipotle Mexican Grill, Inc.(b)	320,250
12,900	Coach, Inc.	477,945
12,684	D.R. Horton, Inc.	348,937
7,296	Darden Restaurants, Inc.	460,086
6,266	Dollar General Corp.	470,326
5,431	Dollar Tree, Inc.(b)	441,649
6,305	Foot Locker, Inc.	425,966
10,653	Fossil Group, Inc.(b)	347,288
11,699	GameStop Corp., Class A	306,631
15,332	Gap, Inc. (The)	379,007
10,828	Garmin Ltd.	380,929
11,170	H&R Block, Inc.	380,338
8,377	Harley-Davidson, Inc.	335,080
5,607	Hasbro, Inc.	416,488
3,061	Home Depot, Inc. (The)	384,951
8,779	Jarden Corp.(b)	465,726
4,295	L Brands, Inc.	412,964
3,255	Lear Corp.	337,967
9,529	Liberty Ventures, Class A(b)	374,776
13,897	LKQ Corp.(b)	380,778
5,350	Lowe’s Cos., Inc.	383,381
3,590	McDonald’s Corp.	444,370
9,526	Michael Kors Holdings Ltd.(b)	380,087
3,323	Netflix, Inc.(b)	305,184
9,177	Newell Rubbermaid, Inc.	355,884
6,196	NIKE, Inc., Class B	384,214
7,278	Nordstrom, Inc.	357,350
244	NVR, Inc.(b)	402,844
1,553	O’Reilly Automotive, Inc.(b)	405,178
3,887	Polaris Industries, Inc.	287,016
21,038	PulteGroup, Inc.	352,597
4,489	PVH Corp.	329,403
3,299	Ralph Lauren Corp., Class A	371,137
4,425	Royal Caribbean Cruises Ltd.	362,673
3,119	Signet Jewelers Ltd.	361,804
33,954	Staples, Inc.	302,870
6,676	Starbucks Corp.	405,701
5,805	TJX Cos., Inc. (The)	413,548
2,454	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	444,591
4,753	Under Armour, Inc., Class A(b)	406,049
18,296	Urban Outfitters, Inc.(b)	418,612
6,334	VF Corp.	396,508
5,652	Yum! Brands, Inc.	409,035

		19,093,495

	Consumer Staples - 10.5%
7,115	Altria Group, Inc.	$434,798
6,153	Bunge Ltd.	381,548
7,845	Campbell Soup Co.	442,537
4,778	Church & Dwight Co., Inc.	401,352
3,297	Clorox Co. (The)	425,478
9,616	Coca-Cola Co. (The)	412,719
6,240	Colgate-Palmolive Co.	421,387
2,922	Constellation Brands, Inc., Class A	445,547
2,539	Costco Wholesale Corp.	383,694
4,356	CVS Health Corp.	420,746
4,566	Dr Pepper Snapple Group, Inc.	428,473
4,872	Estee Lauder Cos., Inc. (The), Class A	415,338
7,095	General Mills, Inc.	400,938
7,099	Herbalife Ltd.(b)	328,045
4,748	Hershey Co. (The)	418,346
5,470	Hormel Foods Corp.	439,843
3,382	JM Smucker Co. (The)	433,978
5,959	Kellogg Co.	437,629
5,561	Kraft Heinz Co. (The)	434,092
10,882	Kroger Co. (The)	422,330
4,770	McCormick & Co., Inc.	419,617
4,453	Molson Coors Brewing Co., Class B	402,907
4,092	PepsiCo, Inc.	406,336
5,476	Procter & Gamble Co. (The)	447,334
8,861	Reynolds American, Inc.	442,607
9,971	Sysco Corp.	396,946
8,197	Tyson Foods, Inc., Class A	437,392
4,877	Walgreens Boots Alliance, Inc.	388,794
6,965	Wal-Mart Stores, Inc.	462,197
14,059	Whole Foods Market, Inc.	412,069

		12,545,017

	Energy - 3.8%
6,001	Cameron International Corp.(b)	394,026
3,745	Concho Resources, Inc.(b)	356,262
7,162	EQT Corp.	442,182
5,019	Exxon Mobil Corp.	390,729
12,047	FMC Technologies, Inc.(b)	302,982
10,284	Halliburton Co.	326,928
8,524	HollyFrontier Corp.	298,084
17,388	Kinder Morgan, Inc.	286,033
10,976	National Oilwell Varco, Inc.	357,159
9,370	Oceaneering International, Inc.	317,174
13,902	ONEOK, Inc.	346,299
4,478	Phillips 66	358,912
2,831	Pioneer Natural Resources Co.	350,902

		4,527,672

	Financials - 22.1%
805	Alleghany Corp.(b)	384,726
5,721	American Express Co.	306,073
5,655	Arch Capital Group Ltd. (Bermuda)(b)	381,995
4,792	Assurant, Inc.	389,637
2,254	AvalonBay Communities, Inc. REIT	386,538
7,318	Axis Capital Holdings Ltd.	394,513
10,612	BB&T Corp.	346,588
3,056	Berkshire Hathaway, Inc., Class B(b)	396,577
3,311	Boston Properties, Inc. REIT	384,771
12,626	Brown & Brown, Inc.	381,936
6,757	Cincinnati Financial Corp.	389,406
9,540	CIT Group, Inc.	279,999
4,197	CME Group, Inc., Class A	377,100
8,842	Comerica, Inc.	303,281
8,925	Commerce Bancshares, Inc.	367,085
4,770	Crown Castle International Corp. REIT	411,174
5,683	Digital Realty Trust, Inc. REIT	455,095
20,139	Duke Realty Corp. REIT	405,398

Schedule of Investments(a)

5,134	Equity Residential REIT	$395,780
1,776	Essex Property Trust, Inc. REIT	378,483
2,222	Everest Re Group Ltd.	397,605
2,797	Federal Realty Investment Trust REIT	421,871
19,827	Fifth Third Bancorp	313,267
5,952	First Republic Bank	404,736
11,432	FNF Group	370,168
16,091	General Growth Properties, Inc. REIT	451,192
8,980	Hartford Financial Services Group, Inc. (The)	360,816
11,535	HCP, Inc. REIT	414,568
14,758	Hospitality Properties Trust REIT	348,141
24,688	Host Hotels & Resorts, Inc. REIT	341,929
35,058	Huntington Bancshares, Inc.	300,798
1,577	Intercontinental Exchange, Inc.	416,013
14,753	Iron Mountain, Inc. REIT	406,298
31,261	KeyCorp	348,873
15,708	Kimco Realty Corp. REIT	427,101
23,180	Leucadia National Corp.	383,861
12,089	Liberty Property Trust REIT	354,449
10,816	Loews Corp.	400,300
3,270	M&T Bank Corp.	360,289
5,244	Macerich Co. (The) REIT	408,875
3,974	Moody’s Corp.	354,242
24,989	New York Community Bancorp, Inc.	386,830
5,469	Northern Trust Corp.	339,516
2,946	PartnerRe Ltd. (Bermuda)	413,618
24,467	People’s United Financial, Inc.	351,591
8,066	Plum Creek Timber Co., Inc. REIT	326,754
4,291	PNC Financial Services Group, Inc. (The)	371,815
13,297	Progressive Corp. (The)	415,531
9,587	Prologis, Inc. REIT	378,399
1,707	Public Storage REIT	432,827
16,984	Rayonier, Inc. REIT	358,193
8,259	Realty Income Corp. REIT	460,770
6,082	Regency Centers Corp. REIT	440,276
3,700	RenaissanceRe Holdings Ltd. (Bermuda)	416,805
23,233	Santander Consumer USA Holdings, Inc.(b)	242,785
7,535	SEI Investments Co.	295,673
2,201	Simon Property Group, Inc. REIT	410,002
3,471	SL Green Realty Corp. REIT	335,333
60,670	SLM Corp.(b)	388,288
5,647	State Street Corp.	314,707
6,761	Torchmark Corp.	367,393
9,338	U.S. Bancorp	374,080
7,683	Ventas, Inc. REIT	425,024
4,235	Vornado Realty Trust REIT	374,628
7,363	W.R. Berkley Corp.	369,254
11,723	Weingarten Realty Investors REIT	409,015
7,438	Wells Fargo & Co.	373,611
6,486	Welltower, Inc. REIT	403,559
10,734	XL Group PLC	389,215
13,679	Zions Bancorporation	310,240

		26,377,279

	Health Care - 10.7%
3,989	Aetna, Inc.	406,240
3,143	Anthem, Inc.	410,130
10,885	Baxter International, Inc.	398,391
1,429	Biogen, Inc.(b)	390,203
6,116	Bristol-Myers Squibb Co.	380,170
2,194	C.R. Bard, Inc.	402,094
4,719	Cardinal Health, Inc.	383,985
3,036	Cigna Corp.	405,610
5,611	DaVita HealthCare Partners, Inc.(b)	376,610
4,995	Eli Lilly & Co.	395,104
4,794	Express Scripts Holding Co.(b)	344,545

3,868	Gilead Sciences, Inc.	$321,044
6,022	HCA Holdings, Inc.(b)	419,011
10,157	Hologic, Inc.(b)	344,729
2,430	Humana, Inc.	395,580
2,229	Illumina, Inc.(b)	352,070
14,785	IMS Health Holdings, Inc.(b)	341,829
788	Intuitive Surgical, Inc.(b)	426,190
4,048	Johnson & Johnson	422,773
2,164	McKesson Corp.	348,361
7,731	Merck & Co., Inc.	391,730
8,993	Patterson Cos., Inc.	381,843
2,743	Perrigo Co. PLC	396,583
5,999	Quest Diagnostics, Inc.	393,954
6,028	Quintiles Transnational Holdings, Inc.(b)	366,683
6,495	St. Jude Medical, Inc.	343,326
4,249	Stryker Corp.	421,288
2,961	Thermo Fisher Scientific, Inc.	391,030
3,636	UnitedHealth Group, Inc.	418,722
3,373	Universal Health Services, Inc., Class B	379,935
5,073	Varian Medical Systems, Inc.(b)	391,280
3,086	Waters Corp.(b)	374,054
4,057	Zimmer Biomet Holdings, Inc.	402,698

		12,717,795

	Industrials - 12.5%
2,617	3M Co.	395,167
7,259	AMETEK, Inc.	341,536
8,867	B/E Aerospace, Inc.	358,670
2,818	Boeing Co. (The)	338,526
6,078	C.H. Robinson Worldwide, Inc.	393,672
4,475	Cintas Corp.	384,492
15,140	Colfax Corp.(b)	335,200
14,415	CSX Corp.	331,833
4,083	Cummins, Inc.	367,021
8,821	Delta Air Lines, Inc.	390,682
8,197	Emerson Electric Co.	376,898
3,676	Equifax, Inc.	388,921
8,443	Expeditors International of Washington, Inc.	380,948
10,099	Fastenal Co.	409,615
7,455	Fortune Brands Home & Security, Inc.	362,239
2,798	General Dynamics Corp.	374,289
3,943	Honeywell International, Inc.	406,918
3,324	IHS, Inc., Class A(b)	347,757
4,508	Kansas City Southern	319,527
1,870	Lockheed Martin Corp.	394,570
4,540	ManpowerGroup, Inc.	346,629
8,779	Nielsen Holdings PLC	422,797
4,311	Norfolk Southern Corp.	303,926
2,199	Northrop Grumman Corp.	406,947
3,304	Raytheon Co.	423,705
9,329	Republic Services, Inc.	407,677
8,008	Robert Half International, Inc.	350,510
4,422	Rockwell Collins, Inc.	357,651
8,933	Southwest Airlines Co.	336,060
3,754	Stanley Black & Decker, Inc.	354,152
3,395	Stericycle, Inc.(b)	408,588
1,747	TransDigm Group, Inc.(b)	392,603
11,607	Tyco International PLC	399,165
4,882	Union Pacific Corp.	351,504
7,354	United Continental Holdings, Inc.(b)	355,051
3,979	United Parcel Service, Inc., Class B	370,843
5,468	Verisk Analytics, Inc.(b)	399,164
2,044	W.W. Grainger, Inc.	402,034
5,115	Wabtec Corp.	327,104
7,622	Waste Management, Inc.	403,585

		14,918,176

Schedule of Investments(a)

	Information Technology - 10.3%
3,822	Accenture PLC, Class A	$403,374
10,882	Activision Blizzard, Inc.	378,911
7,114	Akamai Technologies, Inc.(b)	324,541
1,429	Alliance Data Systems Corp.(b)	285,500
273	Alphabet, Inc., Class A(b)	207,849
272	Alphabet, Inc., Class C(b)	202,082
7,245	Amdocs Ltd.	396,591
7,445	Amphenol Corp., Class A	369,049
4,397	ANSYS, Inc.(b)	387,771
4,751	Automatic Data Processing, Inc.	394,761
4,784	Avago Technologies Ltd. (Singapore)	639,669
9,043	Avnet, Inc.	360,997
7,454	Broadridge Financial Solutions, Inc.	399,236
14,579	CA, Inc.	418,855
6,346	Cognizant Technology Solutions Corp., Class A(b)	401,765
6,046	Electronic Arts, Inc.(b)	390,239
3,932	Facebook, Inc., Class A(b)	441,210
6,437	Fidelity National Information Services, Inc.	384,482
4,258	Fiserv, Inc.(b)	402,636
2,666	FleetCor Technologies, Inc.(b)	327,491
6,527	IAC/InterActiveCorp.	339,012
11,787	Intel Corp.	365,633
2,940	International Business Machines Corp.	366,883
16,015	Jabil Circuit, Inc.	318,859
8,964	Linear Technology Corp.	383,032
5,709	Motorola Solutions, Inc.	381,190
13,367	NetApp, Inc.	293,138
12,920	NVIDIA Corp.	378,427
7,554	Paychex, Inc.	361,534
4,936	Skyworks Solutions, Inc.	340,189
7,324	Total System Services, Inc.	294,132
6,674	VMware, Inc., Class A(b)	305,335
6,567	Western Digital Corp.	315,085
38,846	Xerox Corp.	378,748

		12,338,206

	Materials - 2.8%
2,994	Air Products & Chemicals, Inc.	379,370
2,965	Airgas, Inc.	415,100
43,785	Alcoa, Inc.	319,193
8,882	CF Industries Holdings, Inc.	266,460
3,439	Ecolab, Inc.	370,965
4,277	LyondellBasell Industries NV, Class A	333,478
22,261	Newmont Mining Corp.	444,329
15,928	Southern Copper Corp. (Peru)	412,854
3,992	Vulcan Materials Co.	352,094

		3,293,843

	Telecommunication Services - 1.1%
12,172	AT&T, Inc.	438,922
11,544	T-Mobile US, Inc.(b)	463,492
9,017	Verizon Communications, Inc.	450,579

		1,352,993

	Utilities - 10.2%
6,809	Alliant Energy Corp.	444,900
9,365	Ameren Corp.	420,676
7,317	American Electric Power Co., Inc.	446,118
7,095	American Water Works Co., Inc.	460,536
11,703	CMS Energy Corp.	455,013
6,594	Consolidated Edison, Inc.	457,558
6,083	Dominion Resources, Inc.	439,010
5,092	DTE Energy Co.	432,871
6,048	Duke Energy Corp.	455,414
6,904	Edison International	426,667
8,044	Eversource Energy	432,767
15,006	Exelon Corp.	443,727

13,056	FirstEnergy Corp.	$431,631
4,104	NextEra Energy, Inc.	458,458
21,356	NiSource, Inc.	448,690
33,157	NRG Energy, Inc.	352,790
15,965	Pepco Holdings, Inc.	425,946
7,772	PG&E Corp.	426,761
6,468	Pinnacle West Capital Corp.	428,893
12,040	PPL Corp.	422,122
10,481	Public Service Enterprise Group, Inc.	432,865
21,627	Questar Corp.	440,975
6,930	SCANA Corp.	436,244
4,130	Sempra Energy	391,318
9,201	Southern Co. (The)	450,113
15,571	TECO Energy, Inc.	422,286
8,310	WEC Energy Group, Inc.	458,961
11,493	Xcel Energy, Inc.	439,262

		12,182,572

	Total Investments (Cost $124,750,809)(c)-100.0%	119,347,048
	Other assets less liabilities-(0.0)%	(26,164)

	Net Assets-100.0%	$119,320,884

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At January 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $5,403,761, which consisted of aggregate gross unrealized appreciation of $2,072,179 and aggregate gross unrealized depreciation of $7,475,940.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.8%
16,336	Comcast Corp., Class A	$910,078
12,784	Genuine Parts Co.	1,101,597
8,514	Home Depot, Inc. (The)	1,070,721
22,470	Leggett & Platt, Inc.	932,730
9,159	McDonald’s Corp.	1,133,701
22,849	Newell Rubbermaid, Inc.	886,084
16,840	Omnicom Group, Inc.	1,235,214
15,508	TJX Cos., Inc. (The)	1,104,790

		8,374,915

	Consumer Staples - 16.0%
11,128	Brown-Forman Corp., Class B	1,088,764
33,959	Coca-Cola Co. (The)	1,457,520
7,828	Constellation Brands, Inc., Class A	1,193,613
7,558	Costco Wholesale Corp.	1,142,165
12,301	CVS Health Corp.	1,188,154
15,501	Hormel Foods Corp.	1,246,435
9,552	JM Smucker Co. (The)	1,225,713
18,674	Kellogg Co.	1,371,419
27,254	Kroger Co. (The)	1,057,728
14,953	McCormick & Co., Inc.	1,315,415
13,495	PepsiCo, Inc.	1,340,054
12,597	Philip Morris International, Inc.	1,133,856
17,447	Procter & Gamble Co. (The)	1,425,245
28,229	Sysco Corp.	1,123,796

		17,309,877

	Financials - 27.1%
18,313	Aflac, Inc.	1,061,422
16,136	Allstate Corp. (The)	977,842
17,711	American International Group, Inc.	1,000,317
12,055	Aon PLC	1,058,791
12,574	Assurant, Inc.	1,022,392
9,383	Berkshire Hathaway, Inc., Class B(b)	1,217,632
11,106	Chubb Ltd.	1,255,755
19,664	Cincinnati Financial Corp.	1,133,236
10,145	CME Group, Inc., Class A	911,528
25,000	Franklin Resources, Inc.	866,500
5,099	Goldman Sachs Group, Inc. (The)	823,794
32,575	Loews Corp.	1,205,601
22,639	Marsh & McLennan Cos., Inc.	1,207,338
10,023	Moody’s Corp.	893,450
17,257	Nasdaq, Inc.	1,069,934
69,751	People’s United Financial, Inc.	1,002,322
29,053	Plum Creek Timber Co., Inc. REIT	1,176,937
10,578	PNC Financial Services Group, Inc. (The)	916,584
39,385	Progressive Corp. (The)	1,230,781
24,998	Prologis, Inc. REIT	986,671
9,245	SL Green Realty Corp. REIT	893,160
14,432	T. Rowe Price Group, Inc.	1,023,950
19,961	Torchmark Corp.	1,084,681
10,785	Travelers Cos., Inc. (The)	1,154,426
24,371	U.S. Bancorp	976,302
19,238	Wells Fargo & Co.	966,325

36,822	Weyerhaeuser Co. REIT	$943,011
35,030	XL Group PLC	1,270,188

		29,330,870

	Health Care - 14.6%
12,267	AmerisourceBergen Corp.	1,098,632
26,942	Baxter International, Inc.	986,077
7,341	Becton, Dickinson and Co.	1,067,161
5,633	C.R. Bard, Inc.	1,032,360
12,019	Cardinal Health, Inc.	977,986
17,624	DaVita HealthCare Partners, Inc.(b)	1,182,923
17,576	DENTSPLY International, Inc.	1,035,051
7,207	Henry Schein, Inc.(b)	1,091,428
12,183	Johnson & Johnson	1,272,393
23,076	Patterson Cos., Inc.	979,807
20,671	PerkinElmer, Inc.	998,823
31,862	Pfizer, Inc.	971,472
10,851	Stryker Corp.	1,075,877
7,441	Thermo Fisher Scientific, Inc.	982,658
8,136	Waters Corp.(b)	986,165

		15,738,813

	Industrials - 21.4%
7,442	3M Co.	1,123,742
12,040	Cintas Corp.	1,034,477
12,275	Danaher Corp.	1,063,629
10,012	Equifax, Inc.	1,059,270
6,456	FedEx Corp.	857,873
7,689	General Dynamics Corp.	1,028,558
10,551	Honeywell International, Inc.	1,088,863
12,299	Illinois Tool Works, Inc.	1,107,771
17,754	Ingersoll-Rand PLC	913,798
13,551	J.B. Hunt Transport Services, Inc.	985,158
5,661	Lockheed Martin Corp.	1,194,471
8,500	Raytheon Co.	1,090,040
29,321	Republic Services, Inc.	1,281,328
13,477	Rockwell Collins, Inc.	1,090,020
5,657	Roper Technologies, Inc.	993,765
6,563	Snap-on, Inc.	1,060,318
10,044	Stanley Black & Decker, Inc.	947,551
30,000	Tyco International PLC	1,031,700
10,309	United Parcel Service, Inc., Class B	960,799
10,597	United Technologies Corp.	929,251
5,009	W.W. Grainger, Inc.	985,220
25,150	Waste Management, Inc.	1,331,692

		23,159,294

	Information Technology - 6.5%
9,713	Accenture PLC, Class A	1,025,110
12,437	Automatic Data Processing, Inc.	1,033,390
37,303	CA, Inc.	1,071,715
11,304	Fiserv, Inc.(b)	1,068,906
10,014	MasterCard, Inc., Class A	891,546
22,575	Paychex, Inc.	1,080,440
11,936	VeriSign, Inc.(b)	902,362

		7,073,469

	Materials - 4.0%
10,361	Airgas, Inc.	1,450,540
15,933	Avery Dennison Corp.	970,160
8,310	Ecolab, Inc.	896,400
10,272	Praxair, Inc.	1,027,200

		4,344,300

	Telecommunication Services - 2.6%
38,616	AT&T, Inc.	1,392,493
28,232	Verizon Communications, Inc.	1,410,753

		2,803,246

	Total Investments (Cost $110,173,760)(c)-100.0%	108,134,784
	Other assets less liabilities-(0.0)%	(42,525)

	Net Assets-100.0%	$108,092,259

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $110,703,845. The net unrealized depreciation was $2,569,061, which consisted of aggregate gross unrealized appreciation of $3,297,500 and aggregate gross unrealized depreciation of $5,866,561.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 8.0%
7,503	Delphi Automotive PLC (United Kingdom)	$487,245
4,972	Expedia, Inc., Class A	502,371
18,921	Goodyear Tire & Rubber Co. (The)	537,546
7,893	Harman International Industries, Inc.	587,160
14,228	Johnson Controls, Inc.	510,358
6,458	Netflix, Inc.(b)	593,103
7,669	TripAdvisor, Inc., Class A(b)	511,982
11,691	Wynn Resorts Ltd.	787,272

		4,517,037

	Energy - 26.1%
11,670	Anadarko Petroleum Corp.	456,180
14,653	Apache Corp.	623,339
13,346	Cameron International Corp.(b)	876,298
131,595	Chesapeake Energy Corp.	446,107
6,644	Chevron Corp.	574,507
5,994	Cimarex Energy Co.	557,442
12,093	ConocoPhillips	472,594
89,177	CONSOL Energy, Inc.	708,065
16,492	Devon Energy Corp.	460,127
37,883	Ensco PLC, Class A	370,496
8,194	EOG Resources, Inc.	581,938
19,141	FMC Technologies, Inc.(b)	481,396
17,650	Halliburton Co.	561,094
11,832	Helmerich & Payne, Inc.	601,066
10,956	Hess Corp.	465,630
47,103	Marathon Oil Corp.	458,312
12,167	Marathon Petroleum Corp.	508,459
24,510	Murphy Oil Corp.	480,641
22,126	Newfield Exploration Co.(b)	643,203
21,800	Noble Energy, Inc.	705,666
24,285	ONEOK, Inc.	604,939
7,151	Phillips 66	573,153
4,545	Pioneer Natural Resources Co.	563,353
58,601	Southwestern Energy Co.(b)	520,963
22,934	Spectra Energy Corp.	629,538
45,815	Transocean Ltd.	477,392
20,771	Williams Cos., Inc. (The)	400,880

		14,802,778

	Financials - 19.4%
3,756	Affiliated Managers Group, Inc.(b)	504,018
5,578	Ameriprise Financial, Inc.	505,646
34,952	Bank of America Corp.	494,221
1,726	BlackRock, Inc.	542,413
20,638	Charles Schwab Corp. (The)	526,888
11,947	Citigroup, Inc.	508,703
13,912	Comerica, Inc.	477,182
25,644	E*TRADE Financial Corp.(b)	604,173
29,959	Fifth Third Bancorp	473,352
20,576	Invesco Ltd.(c)	615,840
9,175	JPMorgan Chase & Co.	545,912
49,864	KeyCorp	556,482
12,959	Lincoln National Corp.	511,362
12,692	MetLife, Inc.	566,698
19,556	Morgan Stanley	506,109
13,223	Principal Financial Group, Inc.	502,474

7,868	Prudential Financial, Inc.	$551,389
61,844	Regions Financial Corp.	502,173
8,659	State Street Corp.	482,566
14,294	SunTrust Banks, Inc.	522,875
20,228	Zions Bancorporation	458,771

		10,959,247

	Health Care - 9.8%
16,954	Agilent Technologies, Inc.	638,318
4,068	Alexion Pharmaceuticals, Inc.(b)	593,643
4,315	Amgen, Inc.	659,030
2,112	Biogen, Inc.(b)	576,703
6,128	Celgene Corp.(b)	614,761
12,031	Endo International PLC(b)	667,360
12,665	Mallinckrodt PLC(b)	735,710
1,169	Regeneron Pharmaceuticals, Inc.(b)	491,085
6,070	Vertex Pharmaceuticals, Inc.(b)	550,852

		5,527,462

	Industrials - 7.5%
23,408	CSX Corp.	538,852
11,133	Eaton Corp. PLC	562,328
13,383	Fluor Corp.	600,763
29,561	Quanta Services, Inc.(b)	552,791
9,100	Ryder System, Inc.	483,847
14,939	Textron, Inc.	511,212
7,212	Union Pacific Corp.	519,264
9,832	United Rentals, Inc.(b)	471,051

		4,240,108

	Information Technology - 20.3%
11,633	Analog Devices, Inc.	626,553
6,708	Avago Technologies Ltd. (Singapore)	896,927
8,278	Citrix Systems, Inc.(b)	583,268
9,325	Cognizant Technology Solutions Corp., Class A(b)	590,366
15,121	First Solar, Inc.(b)	1,038,208
6,209	Intuit, Inc.	593,022
8,031	Lam Research Corp.	576,545
13,287	Microchip Technology, Inc.	595,390
50,667	Micron Technology, Inc.(b)	558,857
11,880	Microsoft Corp.	654,469
20,434	NVIDIA Corp.	598,512
15,152	Qorvo, Inc.(b)	600,019
8,042	salesforce.com, inc.(b)	547,338
9,348	SanDisk Corp.	660,904
9,668	Skyworks Solutions, Inc.	666,319
11,087	Texas Instruments, Inc.	586,835
10,114	Western Digital Corp.	485,270
63,755	Xerox Corp.	621,611

		11,480,413

	Materials - 8.8%
73,778	Alcoa, Inc.	537,842
14,299	Dow Chemical Co. (The)	600,558
8,920	Eastman Chemical Co.	545,993
127,409	Freeport-McMoRan, Inc.	586,081
8,061	LyondellBasell Industries NV, Class A	628,516
4,380	Martin Marietta Materials, Inc.	550,040
14,649	Nucor Corp.	572,337
33,404	Owens-Illinois, Inc.(b)	432,248
6,068	Vulcan Materials Co.	535,198

		4,988,813

	Total Common Stocks (Cost $78,883,037)	56,515,858

Schedule of Investments(a)

	Money Market Fund - 0.0%
20,767	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $20,767)	$20,767

	Total Investments (Cost $78,903,804)(e)-99.9%	56,536,625
	Other assets less liabilities-0.1%	28,424

	Net Assets-100.0%	$56,565,049

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2016. Insert Table

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$690,235	$250,580	$(242,381)	$(60,020)	$(22,574)	$615,840	$5,649

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,528,572. The net unrealized depreciation was $22,991,947, which consisted of aggregate gross unrealized appreciation of $484,745 and aggregate gross unrealized depreciation of $23,476,692.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Low Volatility (SPHD)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 101.0%
	Consumer Discretionary - 10.2%
343,750	Coach, Inc.	$12,735,937
2	Darden Restaurants, Inc.	126
948,036	Ford Motor Co.	11,319,550
431,894	Garmin Ltd.	15,194,031
374,544	General Motors Co.	11,101,484
260,197	Macy’s, Inc.	10,514,561
64	McDonald’s Corp.	7,922

		60,873,611

	Consumer Staples - 8.5%
172,931	Altria Group, Inc.	10,567,813
197,442	Coca-Cola Co. (The)	8,474,211
37	General Mills, Inc.	2,091
79	Kellogg Co.	5,802
11	Kimberly-Clark Corp.	1,413
142,979	Philip Morris International, Inc.	12,869,540
115,809	Procter & Gamble Co. (The)	9,460,437
57	Reynolds American, Inc.	2,847
72	Sysco Corp.	2,866
137,847	Wal-Mart Stores, Inc.	9,147,527

		50,534,547

	Energy - 2.8%
610,026	Spectra Energy Corp.	16,745,214

	Financials - 21.0%
172,435	CME Group, Inc., Class A	15,493,285
432,176	HCP, Inc. REIT	15,532,406
1,021,384	Host Hotels & Resorts, Inc. REIT	14,146,168
690,091	Iron Mountain, Inc. REIT	19,005,106
91	Kimco Realty Corp. REIT	2,474
801,344	People’s United Financial, Inc.	11,515,313
220,784	Realty Income Corp. REIT	12,317,539
262,346	Ventas, Inc. REIT	14,512,981
193,512	Welltower, Inc. REIT	12,040,317
425,575	Weyerhaeuser Co. REIT	10,898,976

		125,464,565

	Health Care - 4.6%
249,439	Baxter International, Inc.	9,129,467
59	Johnson & Johnson	6,162
180,360	Merck & Co., Inc.	9,138,841
305,356	Pfizer, Inc.	9,310,305

		27,584,775

	Industrials - 13.3%
191,738	Caterpillar, Inc.	11,933,773
124,742	Cummins, Inc.	11,213,059
113,988	Deere & Co.	8,778,216
235,536	Eaton Corp. PLC	11,896,923
246,736	Emerson Electric Co.	11,344,921
42	General Electric Co.	1,222
1	Lockheed Martin Corp.	211
284,301	PACCAR, Inc.	13,950,650
524,090	Pitney Bowes, Inc.	10,261,682

		79,380,657

	Information Technology - 6.4%
354,035	CA, Inc.	$10,171,426
80,159	International Business Machines Corp.	10,003,042
192,634	Microchip Technology, Inc.	8,631,929
537,404	Western Union Co. (The)	9,587,287

		38,393,684

	Materials - 6.9%
208,932	Dow Chemical Co. (The)	8,775,144
322,558	International Paper Co.	11,034,709
441,541	Mosaic Co. (The)	10,641,138
283,074	Nucor Corp.	11,059,701

		41,510,692

	Telecommunication Services - 8.0%
420,315	AT&T, Inc.	15,156,559
739,674	CenturyLink, Inc.	18,802,513
275,347	Verizon Communications, Inc.	13,759,090

		47,718,162

	Utilities - 19.3%
1,231,919	AES Corp. (The)	11,703,230
26	AGL Resources, Inc.	1,652
80	Ameren Corp.	3,594
819,661	CenterPoint Energy, Inc.	14,647,342
56	Consolidated Edison, Inc.	3,886
169,939	Duke Energy Corp.	12,796,407
192,132	Entergy Corp.	13,560,676
430,552	Exelon Corp.	12,731,423
379,980	FirstEnergy Corp.	12,562,139
566,964	NiSource, Inc.	11,911,914
349,343	PPL Corp.	12,247,965
262,586	Southern Co. (The)	12,845,707
89	TECO Energy, Inc.	2,414

		115,018,349

	Total Investments (Cost $620,544,872)(b)-101.0%	603,224,256
	Other assets less liabilities-(1.0)%	(5,974,885)

	Net Assets-100.0%	$597,249,371

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $623,948,078. The net unrealized depreciation was $20,723,822, which consisted of aggregate gross unrealized appreciation of $7,428,450 and aggregate gross unrealized depreciation of $28,152,272.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.1%
76,366	AutoZone, Inc.(b)	$58,602,505
630,308	Genuine Parts Co.	54,313,640
830,241	Omnicom Group, Inc.	60,898,177

		173,814,322

	Consumer Staples - 22.1%
976,398	Altria Group, Inc.	59,667,682
548,653	Brown-Forman Corp., Class B	53,680,209
1,269,026	Campbell Soup Co.	71,585,757
559,769	Clorox Co. (The)	72,238,189
1,674,121	Coca-Cola Co. (The)	71,853,273
892,765	Colgate-Palmolive Co.	60,288,420
386,137	Constellation Brands, Inc., Class A	58,878,170
372,800	Costco Wholesale Corp.	56,337,536
606,434	CVS Health Corp.	58,575,460
646,433	Dr Pepper Snapple Group, Inc.	60,661,273
1,094,217	General Mills, Inc.	61,834,203
607,520	Hershey Co. (The)	53,528,587
471,122	JM Smucker Co. (The)	60,454,375
921,407	Kellogg Co.	67,668,130
488,733	Kimberly-Clark Corp.	62,763,092
737,213	McCormick & Co., Inc.	64,852,628
665,317	PepsiCo, Inc.	66,065,978
621,057	Philip Morris International, Inc.	55,901,340
860,185	Procter & Gamble Co. (The)	70,268,513
1,391,669	Sysco Corp.	55,402,343

		1,242,505,158

	Financials - 26.9%
902,776	Aflac, Inc.	52,324,897
873,154	American International Group, Inc.	49,315,738
525,064	American Tower Corp. REIT	49,534,538
594,331	Aon PLC	52,200,092
619,830	Assurant, Inc.	50,398,377
310,606	AvalonBay Communities, Inc. REIT	53,265,823
462,579	Berkshire Hathaway, Inc., Class B(b)	60,028,877
547,843	Chubb Ltd.	61,944,608
970,106	Cincinnati Financial Corp.	55,907,209
671,589	Crown Castle International Corp. REIT	57,890,972
236,509	Essex Property Trust, Inc. REIT	50,402,433
1,605,941	Loews Corp.	59,435,876
1,116,150	Marsh & McLennan Cos., Inc.	59,524,280
3,438,573	People’s United Financial, Inc.	49,412,294
1,433,094	Plum Creek Timber Co., Inc. REIT	58,054,638
1,941,649	Progressive Corp. (The)	60,676,531
251,630	Public Storage REIT	63,803,303
1,085,139	Realty Income Corp. REIT	60,539,905
283,319	Simon Property Group, Inc. REIT	52,776,663
455,787	SL Green Realty Corp. REIT	44,033,582
711,499	T. Rowe Price Group, Inc.	50,480,854
984,082	Torchmark Corp.	53,475,016
531,661	Travelers Cos., Inc. (The)	56,908,993
1,201,440	U.S. Bancorp	48,129,686
560,930	Vornado Realty Trust REIT	49,619,868
948,385	Wells Fargo & Co.	47,637,379
1,815,363	Weyerhaeuser Co. REIT	46,491,446

1,726,962	XL Group PLC	$62,619,642

		1,516,833,520

	Health Care - 12.1%
604,819	AmerisourceBergen Corp.	54,167,590
361,973	Becton, Dickinson and Co.	52,620,015
277,712	C.R. Bard, Inc.	50,896,278
592,839	Cardinal Health, Inc.	48,239,309
868,878	DaVita HealthCare Partners, Inc.(b)	58,319,091
867,036	DENTSPLY International, Inc.	51,059,750
355,282	Henry Schein, Inc.(b)	53,803,906
600,686	Johnson & Johnson	62,735,646
1,137,661	Patterson Cos., Inc.	48,305,086
1,019,101	PerkinElmer, Inc.	49,242,960
1,570,785	Pfizer, Inc.	47,893,235
535,013	Stryker Corp.	53,046,539
401,513	Waters Corp.(b)	48,667,391

		678,996,796

	Industrials - 16.1%
366,885	3M Co.	55,399,635
798,488	Allegion PLC	48,356,433
594,591	Cintas Corp.	51,087,259
605,522	Danaher Corp.	52,468,481
493,568	Equifax, Inc.	52,219,494
379,096	General Dynamics Corp.	50,711,672
520,201	Honeywell International, Inc.	53,684,743
606,335	Illinois Tool Works, Inc.	54,612,594
279,163	Lockheed Martin Corp.	58,903,393
1,446,443	Republic Services, Inc.	63,209,559
664,415	Rockwell Collins, Inc.	53,737,885
279,037	Roper Technologies, Inc.	49,018,430
323,525	Snap-on, Inc.	52,268,699
495,181	Stanley Black & Decker, Inc.	46,715,376
1,478,976	Tyco International PLC	50,861,985
508,266	United Parcel Service, Inc., Class B	47,370,391
1,239,897	Waste Management, Inc.	65,652,546

		906,278,575

	Information Technology - 2.8%
613,466	Automatic Data Processing, Inc.	50,972,890
557,692	Fiserv, Inc.(b)	52,735,356
1,113,370	Paychex, Inc.	53,285,888

		156,994,134

	Materials - 2.2%
510,831	Airgas, Inc.	71,516,340
506,404	Praxair, Inc.	50,640,400

		122,156,740

	Telecommunication Services - 2.4%
1,903,785	AT&T, Inc.	68,650,487
1,392,986	Verizon Communications, Inc.	69,607,511

		138,257,998

	Utilities - 12.3%
1,177,877	Ameren Corp.	52,910,235
932,526	American Electric Power Co., Inc.	56,856,110
894,281	Consolidated Edison, Inc.	62,054,159
823,472	Dominion Resources, Inc.	59,429,974
651,963	DTE Energy Co.	55,423,375
785,166	Duke Energy Corp.	59,123,000
1,026,277	Eversource Energy	55,213,703
523,172	NextEra Energy, Inc.	58,443,544
867,202	Pinnacle West Capital Corp.	57,504,165
539,879	Sempra Energy	51,153,535
1,344,145	Southern Co. (The)	65,755,573
1,508,592	Xcel Energy, Inc.	57,658,386

		691,525,759

	Total Investments (Cost $5,474,726,594)(c)-100.0%	5,627,363,002
	Other assets less liabilities-(0.0)%	(1,853,101)

	Net Assets-100.0%	$5,625,509,901

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,501,996,881. The net unrealized appreciation was $125,366,121, which consisted of aggregate gross unrealized appreciation of $300,125,895 and aggregate gross unrealized depreciation of $174,759,774.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Momentum Portfolio (SPMO)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 33.0%
43	Advance Auto Parts, Inc.	$6,538
250	Amazon.com, Inc.(b)	146,750
21	AutoZone, Inc.(b)	16,115
293	Carnival Corp.	14,102
165	D.R. Horton, Inc.	4,539
99	Darden Restaurants, Inc.	6,243
185	Dollar General Corp.	13,886
144	Dollar Tree, Inc.(b)	11,710
49	Expedia, Inc., Class A	4,951
81	Hasbro, Inc.	6,017
907	Home Depot, Inc. (The)	114,064
170	L Brands, Inc.	16,345
102	Leggett & Platt, Inc.	4,234
94	Lennar Corp., Class A	3,962
648	Lowe’s Cos., Inc.	46,436
50	Mohawk Industries, Inc.(b)	8,320
247	Netflix, Inc.(b)	22,684
157	Newell Rubbermaid, Inc.	6,088
967	NIKE, Inc., Class B	59,964
84	O’Reilly Automotive, Inc.(b)	21,916
358	Ross Stores, Inc.	20,141
87	Royal Caribbean Cruises Ltd.	7,131
1,176	Starbucks Corp.	71,466
391	Target Corp.	28,316
339	TJX Cos., Inc. (The)	24,150
77	Tractor Supply Co.	6,800
102	Under Armour, Inc., Class A(b)	8,714
166	VF Corp.	10,392
1,113	Walt Disney Co. (The)	106,648

		818,622

	Consumer Staples - 18.4%
1,368	Altria Group, Inc.	83,598
61	Brown-Forman Corp., Class B	5,968
80	Clorox Co. (The)	10,324
308	ConAgra Foods, Inc.	12,825
121	Constellation Brands, Inc., Class A	18,450
247	Costco Wholesale Corp.	37,327
1,040	CVS Health Corp.	100,454
133	Dr Pepper Snapple Group, Inc.	12,481
75	Hormel Foods Corp.	6,031
464	Kraft Heinz Co. (The)	36,220
996	Kroger Co. (The)	38,655
67	McCormick & Co., Inc.	5,894
139	Monster Beverage Corp.(b)	18,769
730	Reynolds American, Inc.	36,463
431	Walgreens Boots Alliance, Inc.	34,359

		457,818

	Energy - 0.2%
69	Tesoro Corp.	6,020

	Financials - 4.3%
178	Allstate Corp. (The)	10,787
74	Cincinnati Financial Corp.	4,265

195	CME Group, Inc., Class A	$17,521
28	Equinix, Inc. REIT	8,696
290	Hartford Financial Services Group, Inc. (The)	11,652
84	Moody’s Corp.	7,488
386	Progressive Corp. (The)	12,062
70	Public Storage REIT	17,749
143	Travelers Cos., Inc. (The)	15,307

		105,527

	Health Care - 27.0%
208	Aetna, Inc.	21,183
248	Allergan PLC(b)	70,539
145	AmerisourceBergen Corp.	12,986
387	Amgen, Inc.	59,107
150	Anthem, Inc.	19,573
117	Becton, Dickinson and Co.	17,008
42	C.R. Bard, Inc.	7,697
425	Celgene Corp.(b)	42,636
179	Cigna Corp.	23,914
161	Edwards Lifesciences Corp.(b)	12,592
624	Eli Lilly & Co.	49,358
164	HCA Holdings, Inc.(b)	11,411
44	Henry Schein, Inc.(b)	6,663
78	Humana, Inc.	12,698
88	Mallinckrodt PLC(b)	5,112
676	Medtronic PLC	51,322
52	Patterson Cos., Inc.	2,208
3,644	Pfizer, Inc.	111,106
57	Regeneron Pharmaceuticals, Inc.(b)	23,945
177	Stryker Corp.	17,550
664	UnitedHealth Group, Inc.	76,466
40	Waters Corp.(b)	4,848
250	Zoetis, Inc.	10,763

		670,685

	Industrials - 4.9%
56	Cintas Corp.	4,812
295	Danaher Corp.	25,562
74	Equifax, Inc.	7,829
157	General Dynamics Corp.	21,002
142	Lockheed Martin Corp.	29,962
192	Masco Corp.	5,067
121	Northrop Grumman Corp.	22,392
38	Snap-on, Inc.	6,139

		122,765

	Information Technology - 11.0%
350	Accenture PLC, Class A	36,939
167	Avago Technologies Ltd. (Singapore)	22,330
542	eBay, Inc.(b)	12,715
325	Electronic Arts, Inc.(b)	20,977
175	Fiserv, Inc.(b)	16,548
136	Intuit, Inc.	12,989
480	MasterCard, Inc., Class A	42,734
134	Skyworks Solutions, Inc.	9,235
117	Total System Services, Inc.	4,699
51	VeriSign, Inc.(b)	3,856
1,207	Visa, Inc., Class A	89,910

		272,932

	Materials - 1.2%
49	Avery Dennison Corp.	2,984
159	Sealed Air Corp.	6,444
46	Sherwin-Williams Co. (The)	11,761
83	Vulcan Materials Co.	7,320

		28,509

	Total Investments (Cost $2,465,539)(c)-100.0%	2,482,878
	Other assets less liabilities-0.0%	309

	Net Assets-100.0%	$2,483,187

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $17,339, which consisted of aggregate gross unrealized appreciation of $86,199 and aggregate gross unrealized depreciation of $68,860.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Value Portfolio (SPVU)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 10.1%
128	AutoNation, Inc.(b)	$5,536
192	Bed Bath & Beyond, Inc.(b)	8,289
465	Best Buy Co., Inc.	12,988
308	D.R. Horton, Inc.	8,473
4,782	Ford Motor Co.	57,097
235	GameStop Corp., Class A	6,159
310	Gap, Inc. (The)	7,663
1,860	General Motors Co.	55,130
380	Goodyear Tire & Rubber Co. (The)	10,796
279	Kohl’s Corp.	13,880
428	Macy’s, Inc.	17,296
553	News Corp., Class A	7,172
417	PulteGroup, Inc.	6,989
1,080	Staples, Inc.	9,634
305	TEGNA, Inc.	7,323

		234,425

	Consumer Staples - 11.8%
939	Archer-Daniels-Midland Co.	33,194
663	Kraft Heinz Co. (The)	51,754
889	Kroger Co. (The)	34,502
415	Sysco Corp.	16,521
326	Tyson Foods, Inc., Class A	17,395
1,827	Wal-Mart Stores, Inc.	121,240

		274,606

	Energy - 12.9%
1,191	Chesapeake Energy Corp.	4,037
1,445	Chevron Corp.	124,949
210	Diamond Offshore Drilling, Inc.	3,904
141	Helmerich & Payne, Inc.	7,163
730	Marathon Petroleum Corp.	30,507
613	National Oilwell Varco, Inc.	19,947
558	Phillips 66	44,724
172	Tesoro Corp.	15,007
749	Valero Energy Corp.	50,834

		301,072

	Financials - 38.2%
341	Aflac, Inc.	19,764
410	Allstate Corp. (The)	24,846
1,200	American International Group, Inc.	67,776
48	Assurant, Inc.	3,903
7,403	Bank of America Corp.	104,678
515	BB&T Corp.	16,820
517	Capital One Financial Corp.	33,926
225	Chubb Ltd.	25,441
2,397	Citigroup, Inc.	102,064
111	Comerica, Inc.	3,807
581	Fifth Third Bancorp	9,180
324	Goldman Sachs Group, Inc. (The)	52,346
381	Hartford Financial Services Group, Inc. (The)	15,309
1,934	JPMorgan Chase & Co.	115,073
600	KeyCorp	6,696
64	Legg Mason, Inc.	1,960
353	Leucadia National Corp.	5,846
262	Lincoln National Corp.	10,339
273	Loews Corp.	10,104
1,456	MetLife, Inc.	65,010

1,112	Morgan Stanley	$28,779
331	Navient Corp.	3,164
139	People’s United Financial, Inc.	1,997
363	PNC Financial Services Group, Inc. (The)	31,454
210	Principal Financial Group, Inc.	7,980
376	Progressive Corp. (The)	11,750
539	Prudential Financial, Inc.	37,773
1,122	Regions Financial Corp.	9,111
399	SunTrust Banks, Inc.	14,595
261	Travelers Cos., Inc. (The)	27,937
185	Unum Group	5,298
275	XL Group PLC	9,972
108	Zions Bancorporation	2,449

		887,147

	Health Care - 6.9%
308	Aetna, Inc.	31,367
322	Anthem, Inc.	42,018
337	Cardinal Health, Inc.	27,421
144	Humana, Inc.	23,442
232	McKesson Corp.	37,347

		161,595

	Industrials - 4.7%
557	American Airlines Group, Inc.	21,718
180	Cummins, Inc.	16,180
263	Deere & Co.	20,254
254	Fluor Corp.	11,402
210	Jacobs Engineering Group, Inc.(b)	8,238
324	Quanta Services, Inc.(b)	6,059
108	Ryder System, Inc.	5,742
390	United Continental Holdings, Inc.(b)	18,829

		108,422

	Information Technology - 6.3%
1,128	Corning, Inc.	20,992
116	First Solar, Inc.(b)	7,965
2,577	Hewlett Packard Enterprise Co.	35,459
3,365	HP, Inc.	32,674
1,393	Micron Technology, Inc.(b)	15,365
335	Seagate Technology PLC	9,732
241	Western Digital Corp.	11,563
1,272	Xerox Corp.	12,402

		146,152

	Materials - 2.5%
1,895	Alcoa, Inc.	13,815
441	Mosaic Co. (The)	10,628
587	Newmont Mining Corp.	11,716
323	Nucor Corp.	12,620
291	WestRock Co.	10,266

		59,045

	Telecommunication Services - 0.7%
631	CenturyLink, Inc.	16,040

	Utilities - 5.9%
1,170	AES Corp. (The)	11,115
244	Consolidated Edison, Inc.	16,931
265	Edison International	16,377
1,089	Exelon Corp.	32,202
431	FirstEnergy Corp.	14,249
410	NiSource, Inc.	8,614
784	NRG Energy, Inc.	8,342
461	Public Service Enterprise Group, Inc.	19,039
152	SCANA Corp.	9,568

		136,437

	Total Investments (Cost $2,478,222)(c)-100.0%	2,324,941
	Other assets less liabilities-0.0%	373

	Net Assets-100.0%	$2,325,314

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $153,281, which consisted of aggregate gross unrealized appreciation of $38,063 and aggregate gross unrealized depreciation of $191,344.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 15.4%
1,412	Banco Bradesco SA (Preference Shares)	$6,376
2,000	Banco do Brasil SA	6,891
1,900	Banco Santander Brasil SA	6,169
900	BB Seguridade Participacoes SA	5,179
2,300	BM&FBOVESPA SA	5,871
2,100	CCR SA	6,677
4,800	Centrais Eletricas Brasileiras SA(a)	6,950
400	Cia Brasileira de Distribuicao (Preference Shares), Class A	3,804
1,400	Cia de Saneamento Basico do Estado de Sao Paulo	7,426
560	Cielo SA	4,719
4,200	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	6,175
900	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	4,937
1,100	Cosan SA Industria e Comercio	6,880
1,637	CPFL Energia SA(a)	6,602
5,100	Gerdau SA (Preference Shares)	4,568
2,100	Grupo BTG Pactual	8,777
1,200	Hypermarcas SA(a)	6,672
965	Itau Unibanco Holding SA (Preference Shares)	5,990
3,555	Itausa - Investimentos Itau SA (Preference Shares)	6,085
3,300	Kroton Educacional SA	6,978
1,400	Lojas Americanas SA (Preference Shares)	6,492
1,300	Lojas Renner SA	5,737
300	M Dias Branco SA	4,330
600	Multiplan Empreendimentos Imobiliarios SA	6,180
1,100	Natura Cosmeticos SA	6,133
5,600	Petroleo Brasileiro SA (Preference Shares)(a)	6,743
700	Porto Seguro SA	4,557
500	Raia Drogasil SA	5,160
700	Telefonica Brasil SA (Preference Shares)	6,053
3,700	Tim Participacoes SA	5,864
600	Tractebel Energia SA	5,051
300	Ultrapar Participacoes SA	4,432
13,200	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	2,791
3,400	Vale SA (Preference Shares)	6,124

		199,373

	Chile - 0.5%
1,167	LATAM Airlines Group SA(a)	6,001

	China - 42.4%
25,570	Aluminum Corp. of China Ltd., H-Shares(a)	7,624
18,000	Angang Steel Co. Ltd., H-Shares	7,865

16,000	AviChina Industry & Technology Co. Ltd., H-Shares	$11,249
14,445	BBMG Corp. H-Shares	8,133
8,000	Beijing Enterprises Water Group Ltd.	3,989
5,479	Brilliance China Automotive Holdings Ltd.	5,259
1,471	BYD Co. Ltd., H-Shares(a)	6,762
18,218	China Cinda Asset Management Co. Ltd., H-Shares	5,739
17,000	China Coal Energy Co. Ltd., H-Shares	5,715
7,809	China Communications Construction Co. Ltd., H-Shares	6,959
16,000	China Communications Services Corp. Ltd., H-Shares	6,307
14,000	China Eastern Airlines Corp. Ltd., H-Shares(a)	6,746
4,000	China Everbright International Ltd.	4,273
4,899	China Everbright Ltd.	10,220
13,000	China Galaxy Securities Co. Ltd., H-Shares	9,617
15,309	China Hongqiao Group Ltd.	8,272
4,900	China International Marine Containers Group Co. Ltd., H-Shares	7,716
2,184	China Life Insurance Co. Ltd., H-Shares	5,248
11,609	China Machinery Engineering Corp., H-Shares	8,039
3,103	China Merchants Bank Co. Ltd., H-Shares	6,032
2,000	China Merchants Holdings International Co. Ltd.	5,531
7,000	China Minsheng Banking Corp. Ltd., H-Shares	6,245
60,054	China Molybdenum Co. Ltd., H-Shares	8,782
12,000	China National Building Material Co. Ltd., H-Shares	5,046
9,145	China Oilfield Services Ltd., H-Shares	6,595
2,215	China Overseas Land & Investment Ltd.	6,348
1,975	China Pacific Insurance (Group) Co. Ltd., H-Shares	6,901
10,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	5,620
14,000	China Power International Development Ltd.	6,262
6,909	China Railway Construction Corp. Ltd., H-Shares	6,918
9,954	China Railway Group Ltd., H-Shares	7,224
2,593	China Resources Land Ltd.	6,430
4,000	China Shenhua Energy Co. Ltd., H-Shares	6,035
22,627	China Shipping Container Lines Co. Ltd., H-Shares(a)	4,332
37,630	China South City Holdings Ltd.	7,053
12,000	China Southern Airlines Co. Ltd., H-Shares	7,216
4,000	China State Construction International Holdings Ltd.	6,364
3,245	China Taiping Insurance Holdings Co. Ltd.(a)	6,708
13,000	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	6,655
3,896	CITIC Securities Co. Ltd., H-Shares	7,433
7,112	CNOOC Ltd.	7,181
7,206	CRRC Corp. Ltd., H-Shares	6,751
22,000	Datang International Power Generation Co. Ltd., H-Shares	5,847
9,206	Dongfang Electric Corp. Ltd., H-Shares	7,478
10,000	Evergrande Real Estate Group Ltd.	6,633
54,645	GCL-Poly Energy Holdings Ltd.	7,055
15,000	Geely Automobile Holdings Ltd.	6,428
5,500	Great Wall Motor Co. Ltd., H-Shares	4,157

Schedule of Investments

6,000	Guangzhou Automobile Group Co. Ltd., H-Shares	$5,005
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	4,447
5,283	Haitong Securities Co. Ltd., H-Shares	8,067
22,000	Huadian Fuxin Energy Corp. Ltd., H-Shares	4,314
10,000	Huadian Power International Corp. Ltd., H-Shares	5,932
24,000	Huaneng Renewables Corp. Ltd., H-Shares	5,220
6,310	Jiangxi Copper Co. Ltd., H-Shares	6,281
3,803	Kingsoft Corp. Ltd.	8,266
10,009	Kunlun Energy Co. Ltd.	7,412
6,000	Lenovo Group Ltd.	5,381
1,900	New China Life Insurance Co. Ltd., H-Shares	6,419
15,321	People’s Insurance Co. Group of China Ltd. (The), H-Shares	6,179
10,482	PetroChina Co. Ltd., H-Shares	6,397
2,473	PICC Property & Casualty Co. Ltd., H-Shares	4,251
1,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	4,564
67,000	Semiconductor Manufacturing International Corp.(a)	5,794
18,363	Shanghai Electric Group Co. Ltd., H-Shares	8,022
2,000	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	4,753
3,000	Shanghai Industrial Holdings Ltd.	6,617
3,900	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	7,550
3,500	Shimao Property Holdings Ltd.	4,935
11,000	Sino-Ocean Land Holdings Ltd.	5,575
44,000	Sinopec Oilfield Service Corp., H-Shares(a)	9,739
34,519	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares(a)	14,022
1,600	Sinopharm Group Co. Ltd., H-Shares	5,597
14,000	SOHO China Ltd.	6,529
317	Tencent Holdings Ltd.	5,987
5,000	TravelSky Technology Ltd., H-Shares	7,635
8,000	Weichai Power Co. Ltd., H-Shares	7,699
5,206	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	6,821
21,212	Yanzhou Coal Mining Co. Ltd., H-Shares	8,628
1,033	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	5,331
25,627	Zijin Mining Group Co. Ltd., H-Shares	5,803
20,012	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	5,269
3,200	ZTE Corp. H-Shares	5,786

		549,219

	Colombia - 1.1%
1,830	Almacenes Exito SA	7,577
19,675	Ecopetrol SA	6,152

		13,729

	Greece - 2.1%
5,016	Alpha Bank SA(a)	9,990
7,826	Eurobank Ergasias SA(a)	6,359
18,626	National Bank of Greece SA(a)	5,018
27,841	Piraeus Bank SA(a)	5,453

		26,820

	Hong Kong - 2.1%
50,000	Alibaba Pictures Group Ltd.(a)	10,161
110,000	BEP International Holdings, Ltd.	9,697
12,000	Nine Dragons Paper Holdings Ltd.	7,575

		27,433

	India - 0.4%
223	Tata Motors Ltd. ADR(a)	$5,571

	Indonesia - 3.4%
16,500	PT Bank Negara Indonesia (Persero) Tbk	5,950
7,900	PT Bank Rakyat Indonesia (Persero) Tbk	6,523
4,600	PT Indocement Tunggal Prakarsa Tbk	6,666
4,900	PT Matahari Department Store Tbk	5,756
8,300	PT Semen Indonesia (Persero) Tbk	6,755
54,700	PT Summarecon Agung Tbk	5,919
5,400	PT United Tractors Tbk	6,909

		44,478

	Malaysia - 2.1%
26,700	Bumi Armada Bhd	6,728
16,600	Felda Global Ventures Holdings Bhd	6,919
3,800	Petronas Chemicals Group Bhd	6,598
15,700	SapuraKencana Petroleum Bhd	7,167

		27,412

	Mexico - 0.4%
11,138	Cemex SAB de CV(a)	5,027

	Netherlands - 0.6%
2,403	VimpelCom Ltd. ADR	7,906

	Poland - 0.5%
441	KGHM Polska Miedz SA	6,302

	Russia - 7.6%
2,226	Gazprom PAO ADR	7,951
217	LUKOIL PJSC ADR	7,306
167	Magnit PJSC GDR(b)	6,554
464	MegaFon PJSC GDR(b)	5,565
1,517	Mobile TeleSystems PJSC ADR	10,619
79	NovaTek OAO GDR(b)	6,883
2,513	Rosneft Oil Co. OAO GDR(b)	9,000
1,677	Sberbank of Russia PJSC ADR	9,207
1,852	Sistema JSFC GDR(b)	10,365
1,826	Surgutneftegas OAO ADR	8,926
360	Tatneft PAO ADR	9,720
480	Yandex NV, Class A(a)	6,442

		98,538

	South Africa - 7.9%
581	Anglo American Platinum Ltd.(a)	8,492
564	Barclays Africa Group Ltd.	5,123
1,577	Coronation Fund Managers Ltd.	6,071
632	Discovery Ltd.	5,127
1,966	FirstRand Ltd.	5,559
713	Foschini Group Ltd. (The)	5,570
3,911	Impala Platinum Holdings Ltd.(a)	8,204
739	Investec Ltd.	4,830
3,920	MMI Holdings Ltd.	5,610
728	MTN Group Ltd.	6,413
57	Naspers Ltd., Class N	7,190
351	PSG Group Ltd.	4,034
365	Remgro Ltd.	5,811
1,510	RMB Holdings Ltd.	5,377
1,690	Sanlam Ltd.	6,255
278	Sasol Ltd.	7,253
707	Standard Bank Group Ltd.	5,013

		101,932

	South Korea - 4.4%
733	Daewoo Securities Co. Ltd.(a)	4,880
198	Hyundai Development Co.-Engineering & Construction(a)	7,535
232	Hyundai Engineering & Construction Co. Ltd.(a)	7,190
23	LG Chem Ltd.	5,724

Schedule of Investments

29	Lotte Chemical Corp.	$6,710
171	Samsung Securities Co., Ltd.(a)	5,443
56	SK Innovation Co. Ltd.	6,195
94	S-Oil Corp.	6,191
42	ViroMed Co. Ltd.(a)	6,867

		56,735

	Taiwan - 4.1%
2,000	AirTac International Group	9,565
1,000	Catcher Technology Co. Ltd.	7,472
9,000	Compal Electronics, Inc.	5,234
1,000	MediaTek, Inc.	6,500
1,000	Parade Technologies Ltd.	7,985
2,000	TPK Holding Co. Ltd.	4,146
14,000	Unimicron Technology Corp.	5,631
3,000	Zhen Ding Technology Holding Ltd.	6,414

		52,947

	Thailand - 2.5%
9,600	Indorama Ventures PCL NVDR	5,712
54,500	IRPC PCL NVDR	6,531
4,565	PTT Exploration & Production PCL NVDR	7,382
4,300	PTT Global Chemical PCL NVDR	6,508
900	PTT PCL NVDR	5,996

		32,129

	Turkey - 0.4%
1,522	Turkiye Halk Bankasi AS	5,250

	United Arab Emirates - 2.0%
4,036	Abu Dhabi Commercial Bank PJSC	6,655
10,641	Aldar Properties PJSC	6,487
22,167	Arabtec Holding PJSC(a)	7,369
4,114	Emaar Properties PJSC	5,557

		26,068

	Total Investments (Cost $1,798,403)(c)-99.9%	1,292,870
	Other assets less liabilities-0.1%	1,100

	Net Assets-100.0%	$1,293,970

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $38,367, which represented 2.97% of the Fund’s Net Assets.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,806,586. The net unrealized depreciation was $513,716, which consisted of aggregate gross unrealized appreciation of $22,997 and aggregate gross unrealized depreciation of $536,713.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 2.9%
148,600	Ambev SA	$689,847
35,900	BRF SA	430,759
55,200	Cielo SA	465,133
101,200	Klabin SA	528,716
132,800	Transmissora Alianca de Energia Eletrica SA	574,540
37,900	Ultrapar Participacoes SA	559,889
150,200	WEG SA	577,699

		3,826,583

	Chile - 5.8%
1,823,326	AES Gener SA	808,855
12,214,090	Banco de Chile	1,263,366
18,140,882	Banco Santander Chile	790,200
274,324	Cencosud SA	558,342
749,455	Empresa Nacional de Electricidad SA	980,992
316,817	Empresas CMPC SA	721,993
109,799	Empresas COPEC SA	959,980
3,190,986	Enersis Americas SA	764,794
116,394	S.A.C.I. Falabella	770,023

		7,618,545

	China - 3.1%
1,718,392	Agricultural Bank of China Ltd., H-Shares	614,366
878,184	China CITIC Bank Corp. Ltd., H-Shares(a)	508,717
830,775	China Construction Bank Corp., H-Shares	511,755
313,082	CITIC Ltd.	445,383
60,045	Hengan International Group Co. Ltd.	537,776
936,269	Industrial & Commercial Bank of China Ltd., H-Shares	490,930
129,872	Tsingtao Brewery Co. Ltd., H-Shares	464,372
753,976	Want Want China Holdings Ltd.	496,971

		4,070,270

	Colombia - 1.1%
96,898	Bancolombia SA (Preference Shares)	705,376
63,756	Grupo de Inversiones Suramericana SA	692,884

		1,398,260

	Czech Republic - 1.0%
37,708	CEZ AS	625,074
3,376	Komercni banka AS	709,647

		1,334,721

	Egypt - 0.4%
134,722	Commercial International Bank Egypt SAE	541,293

	Hungary - 1.0%
13,356	MOL Hungarian Oil & Gas PLC, Class A	649,510
32,697	Richter Gedeon Nyrt	638,051

		1,287,561

	India - 1.4%
10,860	HDFC Bank Ltd. ADR	655,184
36,238	Infosys Ltd. ADR	649,022
48,026	Wipro Ltd. ADR	562,865

		1,867,071

	Indonesia - 1.1%
686,582	PT Bank Central Asia Tbk	$658,748
3,159,554	PT Telekomunikasi Indonesia Persero Tbk	774,981

		1,433,729

	Malaysia - 14.0%
663,900	AMMB Holdings Bhd	698,263
580,800	Axiata Group Bhd	786,076
56,000	British American Tobacco Malaysia Bhd	780,361
687,400	DiGi.Com Bhd	808,116
596,100	Gamuda Bhd	655,638
567,100	Genting Malaysia Bhd	612,793
388,800	Hap Seng Consolidated Bhd	674,573
497,900	Hartalega Holdings Bhd	647,938
397,200	Hong Leong Bank Bhd	1,257,906
581,300	IHH Healthcare Bhd	919,677
966,100	IJM Corp. Bhd	802,177
686,200	IOI Corp. Bhd	806,147
133,600	Kuala Lumpur Kepong Bhd	770,411
438,700	Malayan Banking Bhd	907,147
528,900	Maxis Bhd	729,939
316,700	MISC Bhd	668,462
105,300	Petronas Dagangan Bhd	646,011
155,900	Petronas Gas Bhd	858,482
293,000	Public Bank Bhd	1,300,522
359,200	Sime Darby Bhd	701,577
582,700	Telekom Malaysia Bhd	915,547
237,100	Tenaga Nasional Bhd	776,067
390,900	UMW Holdings Bhd	659,497

		18,383,327

	Mexico - 8.7%
937,413	America Movil SAB de CV, Series L	659,934
129,473	Arca Continental SAB de CV	772,587
98,983	Coca-Cola Femsa SAB de CV, Series L	694,656
352,971	Fibra Uno Administracion SA de CV REIT	706,418
79,134	Fomento Economico Mexicano SAB de CV	748,360
67,344	Grupo Aeroportuario del Pacifico SAB de CV, Class B	564,692
44,510	Grupo Aeroportuario del Sureste SAB de CV, Series B	607,464
245,062	Grupo Bimbo SAB de CV, Series A(a)	683,345
122,211	Grupo Financiero Banorte SAB de CV, Class O	636,558
329,722	Grupo Financiero Inbursa SAB de CV, Class O	528,855
334,164	Grupo Financiero Santander Mexico SAB de CV, Series B	513,540
262,988	Grupo Lala SAB de CV	621,869
301,356	Grupo Mexico SAB de CV, Series B	583,379
116,206	Grupo Televisa SAB, Series CPO(b)	614,810
150,334	Infraestructura Energetica Nova SAB de CV	587,426
271,890	Kimberly-Clark de Mexico SAB de CV, Class A	648,905
56,042	Promotora y Operadora de Infraestructura SAB de CV	639,334
246,550	Wal-Mart de Mexico SAB de CV	618,555

		11,430,687

	Netherlands - 0.5%
134,948	Steinhoff International Holdings NV	647,581

	Philippines - 5.8%
47,152	Ayala Corp.	674,122
789,961	Ayala Land, Inc.	522,919
452,398	Bank of the Philippine Islands	832,165
320,479	BDO Unibank, Inc.	687,870

Schedule of Investments

14,163	Globe Telecom, Inc.	$555,892
21,509	GT Capital Holdings, Inc.	584,815
151,456	Jollibee Foods Corp.	654,317
109,291	Manila Electric Co.	712,331
384,137	Metropolitan Bank & Trust Co.	573,461
14,482	Philippine Long Distance Telephone Co.	678,093
1,012,776	Robinsons Land Corp.	531,362
40,036	SM Investments Corp.	699,444

		7,706,791

	Poland - 1.4%
18,264	Bank Pekao SA	614,068
89,980	Powszechna Kasa Oszczednosci Bank Polski SA(a)	544,820
85,170	Powszechny Zaklad Ubezpieczen SA	676,383

		1,835,271

	Qatar - 1.5%
56,077	Commercial Bank QSC (The)	616,285
118,715	Qatar Gas Transport Co. Ltd. (Nakilat)	682,127
15,580	Qatar National Bank SAQ	701,422

		1,999,834

	South Africa - 9.6%
27,927	Aspen Pharmacare Holdings Ltd.	473,558
56,307	Barclays Africa Group Ltd.	511,496
32,211	Bidvest Group Ltd. (The)	743,215
193,497	FirstRand Ltd.	547,155
462,744	Growthpoint Properties Ltd. REIT	663,266
82,661	Investec Ltd.	540,239
74,917	Liberty Holdings Ltd.	527,717
240,454	Life Healthcare Group Holdings Ltd.	532,885
383,414	MMI Holdings Ltd.	548,717
29,748	Mondi Ltd.	493,650
44,149	Nedbank Group Ltd.	522,563
239,255	Netcare Ltd.	509,854
133,165	Pick n Pay Stores Ltd.	494,448
222,405	Rand Merchant Investment Holdings Ltd.	554,145
1,001,967	Redefine Properties Ltd. REIT	598,660
35,814	Remgro Ltd.	570,176
75,965	Resilient REIT Ltd. REIT	568,236
137,457	RMB Holdings Ltd.	489,460
53,429	SPAR Group Ltd. (The)	618,600
69,769	Standard Bank Group Ltd.	494,684
25,575	Tiger Brands Ltd.	473,520
72,604	Vodacom Group Ltd.	664,548
86,484	Woolworths Holdings Ltd.	510,151

		12,650,943

	South Korea - 5.4%
71,166	DGB Financial Group, Inc.(a)	532,507
15,139	GS Holdings Corp.	642,882
29,701	Hana Financial Group, Inc.	535,397
30,063	Hite Jinro Co. Ltd.(a)	749,159
19,617	Hyundai Marine & Fire Insurance Co. Ltd.(a)	531,967
20,409	KB Financial Group, Inc.(a)	524,280
1,488	Korea Zinc Co. Ltd.(a)	544,905
37,550	KT Corp.	856,082
289	Lotte Confectionery Co. Ltd.(a)	585,415
547	Samsung Electronics Co. Ltd.	528,025
16,180	Shinhan Financial Group Co. Ltd.(a)	519,497
3,102	SK Telecom Co. Ltd.	543,450

		7,093,566

	Taiwan - 22.0%
940,582	Asia Cement Corp.	740,293
475,023	Cathay Financial Holding Co. Ltd.	520,807
341,600	Chailease Holding Co. Ltd.	546,790
1,771,868	Chang Hwa Commercial Bank	887,728
452,738	Cheng Shin Rubber Industry Co. Ltd.	701,082

262,000	Chicony Electronics Co. Ltd.	$546,956
2,223,000	China Development Financial Holding Corp.	533,883
1,504,230	China Steel Corp.	806,375
526,000	Chunghwa Telecom Co. Ltd.	1,626,833
1,273,093	CTBC Financial Holding Co. Ltd.	599,552
515,000	CTCI Corp.	573,445
1,210,973	E.Sun Financial Holding Co. Ltd.	629,375
1,016,000	Far Eastern Department Stores Co. Ltd.	512,232
904,440	Far Eastern New Century Corp.	648,392
390,000	Far EasTone Telecommunications Co. Ltd.	805,140
2,653,866	First Financial Holding Co. Ltd.	1,212,456
285,090	Formosa Chemicals & Fibre Corp.	615,817
258,000	Formosa Petrochemical Corp.	640,388
292,400	Formosa Plastics Corp.	682,059
373,000	Fubon Financial Holding Co. Ltd.	413,255
282,578	Hon Hai Precision Industry Co. Ltd.	662,675
2,181,468	Hua Nan Financial Holdings Co. Ltd.	974,127
580,435	Lite-On Technology Corp.	618,459
1,128,000	Mega Financial Holding Co. Ltd.	721,611
330,000	Nan Ya Plastics Corp.	578,355
94,000	President Chain Store Corp.	622,872
384,000	Quanta Computer, Inc.	612,907
96,000	RichTek Technology Corp.	554,039
3,697,331	Shin Kong Financial Holding Co. Ltd.	711,512
179,000	Simplo Technology Co. Ltd.	543,760
2,507,194	SinoPac Financial Holdings Co. Ltd.	674,509
248,000	Standard Foods Corp.	593,600
677,000	Synnex Technology International Corp.	637,784
1,983,978	Taishin Financial Holding Co. Ltd.	645,756
729,000	Taiwan Cement Corp.	587,086
2,719,012	Taiwan Cooperative Financial Holding Co. Ltd.	1,131,774
259,000	Taiwan Mobile Co. Ltd.	778,440
131,000	Taiwan Semiconductor Manufacturing Co. Ltd.	558,972
413,523	Uni-President Enterprises Corp.	693,247
1,637,000	United Microelectronics Corp.	638,489
696,000	WPG Holdings Ltd.	677,588
1,635,592	Yuanta Financial Holding Co. Ltd.	510,004

		28,970,424

	Thailand - 8.5%
128,873	Advanced Info Service PCL NVDR	616,556
67,248	Airports of Thailand PCL NVDR	712,526
8,636	Bangkok Bank PCL (Foreign Shares)	37,410
198,662	Bangkok Bank PCL NVDR	855,598
1,217,244	Bangkok Dusit Medical Services PCL NVDR	752,089
3,651,940	BTS Group Holdings PCL NVDR	834,401
498,662	Central Pattana PCL NVDR	629,129
595,707	CP ALL PCL NVDR	683,901
3,360,937	Home Product Center PCL NVDR	645,375
474,391	Intouch Holdings PCL NVDR	756,157
144,504	Kasikornbank PCL NVDR	690,579
1,425,451	Krung Thai Bank PCL NVDR	700,859
2,375,233	Land and Houses PCL NVDR	586,288
58,899	Siam Cement PCL (The) NVDR	717,641
181,558	Siam Commercial Bank PCL (The) NVDR	668,292
1,413,583	Thai Beverage PCL NVDR	675,358
8,827,196	TMB Bank PCL NVDR	643,250

		11,205,409

	Turkey - 4.4%
110,856	Arcelik AS	578,100
35,551	BIM Birlesik Magazalar AS	600,976
42,628	Coca-Cola Icecek AS	472,833
419,258	Enka Insaat ve Sanayi AS	624,909

Schedule of Investments

203,926	Haci Omer Sabanci Holding AS	$590,399
156,592	KOC Holding AS	627,843
621,705	Petkim Petrokimya Holding AS(a)	732,403
77,472	TAV Havalimanlari Holding AS	459,414
22,822	Tupras Turkiye Petrol Rafinerileri AS(a)	579,681
282,726	Turk Telekomunikasyon AS	517,244

		5,783,802

	United Arab Emirates - 0.4%
179,531	First Gulf Bank PJSC	497,729

	Total Investments (Cost $155,549,649)(c) - 100.0%	131,583,397
	Other assets less liabilities - 0.0%	3,293

	Net Assets - 100.0%	$131,586,690

Investment Abbreviations:

ADR - American Depositary Receipt

CPO - Certificates of Ordinary Participation

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $157,572,375. The net unrealized depreciation was $25,988,978, which consisted of aggregate gross unrealized appreciation of $2,253,432 and aggregate gross unrealized depreciation of $28,242,410.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 3.2%
1,230	BHP Billiton Ltd.	$13,497
2,164	BHP Billiton PLC	20,977
16,388	Fortescue Metals Group Ltd.	20,328
4,753	Origin Energy Ltd.	14,074
7,390	Santos Ltd.	17,031
2,007	TPG Telecom Ltd.	14,407

		100,314

	Austria - 1.5%
604	OMV AG	15,525
1,302	Raiffeisen Bank International AG(a)	16,492
623	voestalpine AG	16,559

		48,576

	Belgium - 1.8%
117	Anheuser-Busch InBev NV	14,716
152	Delhaize Group SA	15,957
155	Solvay SA	12,821
371	Umicore SA	13,693

		57,187

	Bermuda - 0.5%
788	Golar LNG Ltd.	14,673

	Canada - 7.0%
1,320	Cameco Corp.	15,955
722	Canadian Natural Resources Ltd.	15,387
4,637	Canadian Oil Sands Ltd.	30,941
1,570	Crescent Point Energy Corp.	17,326
4,822	Eldorado Gold Corp.	10,896
2,806	Encana Corp.	12,263
1,164	Finning International, Inc.	14,756
9,654	First Quantum Minerals Ltd.	20,786
8,510	Lundin Mining Corp.(a)	20,984
425	Methanex Corp.	11,277
1,695	Seven Generations Energy Ltd., Class A(a)	18,983
8,272	Teck Resources Ltd., Class B	30,743

		220,297

	Chile - 0.5%
2,988	Antofagasta PLC	16,263

	China - 0.9%
30,000	Alibaba Health Information Technology Ltd.(a)	15,175
10,000	Fosun International Ltd.	13,311

		28,486

	Finland - 3.1%
442	Cargotec Oyj, Class B	14,065
646	Metso Oyj	13,341
452	Nokian Renkaat Oyj	15,328
11,527	Outokumpu Oyj(a)	28,217
1,805	Stora Enso Oyj, Class R	14,680
834	UPM-Kymmene Oyj	13,555

		99,186

	France - 13.8%
380	Accor SA	$14,582
140	Air Liquide SA	14,474
244	Airbus Group SE	15,329
623	AXA SA	15,411
329	BNP Paribas SA	15,619
568	Carrefour SA	16,168
96	Christian Dior SE	16,239
412	Cie de Saint-Gobain	17,075
1,545	Credit Agricole SA	15,422
1,111	Electricite de France SA	14,593
994	Engie SA	15,954
123	Essilor International SA	15,266
65	Iliad SA	16,287
105	Kering	17,764
85	L’Oreal SA	14,655
114	LVMH Moet Hennessy Louis Vuitton SE	18,356
3,261	Natixis SA	16,003
402	Numericable-SFR SAS	15,955
1,093	Orange SA	19,555
1,060	Peugeot SA(a)	15,737
199	Renault SA	16,842
204	Sanofi	17,110
279	Schneider Electric SE	14,963
411	Societe Generale SA	15,707
918	Suez Environnement Co.	17,011
396	Total SA	17,599
656	Veolia Environnement SA	15,798

		435,474

	Germany - 9.1%
82	Allianz SE	13,220
225	BASF SE	14,875
141	Bayer AG	15,799
160	Bayerische Motoren Werke AG	13,272
1,538	Commerzbank AG(a)	12,448
67	Continental AG	13,963
209	Daimler AG	14,533
747	Deutsche Bank AG	13,199
967	Deutsche Telekom AG	16,757
2,006	E.ON SE	20,458
198	HeidelbergCement AG	14,514
1,015	Infineon Technologies AG	13,487
535	METRO AG	15,108
329	Porsche Automobil Holding SE (Preference Shares)	14,877
285	ProSiebenSat.1 Media SE	14,156
1,671	RWE AG	23,270
147	Siemens AG	14,056
953	ThyssenKrupp AG	14,679
128	Volkswagen AG (Preference Shares)	14,839

		287,510

	Hong Kong - 1.1%
6,000	Galaxy Entertainment Group Ltd.	18,899
1,007	Melco Crown Entertainment Ltd. ADR	15,347

		34,246

	Ireland - 1.5%
42,415	Bank of Ireland(a)	14,040
658	CRH PLC	17,537
873	Experian PLC	14,840

		46,417

	Italy - 8.3%
2,256	Banca Mediolanum SpA	15,037
17,249	Banca Monte dei Paschi di Siena SpA(a)	12,473
16,689	Banca Popolare di Milano Scarl	13,629
1,492	Banco Popolare SC(a)	13,857
3,811	Enel SpA	15,576

Schedule of Investments

1,309	Eni SpA	$19,024
375	EXOR SpA	12,269
1,938	Finecobank Banca Fineco SpA	14,979
1,136	Finmeccanica SpA(a)	13,508
5,560	Intesa Sanpaolo SpA	15,829
4,054	Mediaset SpA	13,616
1,892	Mediobanca SpA	15,147
1,047	Moncler SpA	15,520
743	Prysmian SpA	15,302
17,825	Saipem SpA(a)	11,082
719	Salvatore Ferragamo SpA	16,341
3,554	UniCredit SpA	13,805
3,092	Unione di Banche Italiane SpA	14,476

		261,470

	Japan - 1.3%
400	Koito Manufacturing Co. Ltd.	18,528
7,000	Laox Co. Ltd.(a)	10,797
600	NOK Corp.	12,429

		41,754

	Luxembourg - 1.2%
5,818	ArcelorMittal SA	22,436
1,466	Tenaris SA	15,206

		37,642

	Macau - 0.5%
12,800	MGM China Holdings Ltd.	15,431

	Mexico - 0.5%
1,458	Fresnillo PLC	15,009

	Netherlands - 3.4%
2,917	Aegon NV	16,540
1,409	Altice NV, Class A(a)	20,331
169	ASML Holding NV	15,512
1,312	ING Groep NV CVA	15,127
634	OCI NV(a)	11,515
243	Randstad Holding NV	13,268
755	Royal Dutch Shell PLC, Class A	16,448

		108,741

	Norway - 3.9%
3,497	Det Norske Oljeselskap ASA(a)	21,278
1,227	DNB ASA	14,804
26,970	DNO ASA(a)	18,143
5,175	Norsk Hydro ASA	17,292
443	Schibsted ASA, Class A	12,987
1,250	Statoil ASA	17,269
5,110	Storebrand ASA(a)	20,624

		122,397

	Portugal - 2.8%
418,337	Banco Comercial Portugues SA(a)	17,717
4,316	EDP-Energias de Portugal SA	15,070
1,915	Galp Energia SGPS SA	22,799
1,175	Jeronimo Martins SGPS SA	16,418
15,164	Sonae SGPS SA	17,034

		89,038

	South Africa - 0.4%
865	Mondi PLC	14,054

	Spain - 4.6%
526	ACS Actividades de Construccion y Servicios SA	13,424
2,127	Banco Bilbao Vizcaya Argentaria SA	13,743
8,426	Banco de Sabadell SA	15,240
4,364	Banco Popular Espanol SA	11,762
3,960	Banco Santander SA	17,082
702	Gas Natural SDG SA	13,807

484	Industria de Diseno Textil SA	$15,861
5,690	Mapfre SA	12,732
1,672	Repsol SA	17,393
1,401	Telefonica SA	14,859

		145,903

	Sweden - 5.6%
654	Atlas Copco AB, Class A	14,053
1,264	Boliden AB	17,577
635	Electrolux AB, Series B	13,774
1,452	Hexpol AB, Class B	12,906
868	Industrivarden AB, Class C	13,729
552	Investment AB Kinnevik, Class B	14,308
437	Investor AB, Class B	14,602
1,217	Lundin Petroleum AB(a)	17,514
1,662	Sandvik AB	13,959
776	Skanska AB, Class B	14,947
742	Trelleborg AB, Class B	12,861
1,717	Volvo AB, Class B	15,680

		175,910

	Switzerland - 2.8%
215	Cie Financiere Richemont SA	13,964
26,841	Glencore PLC	34,572
300	LafargeHolcim Ltd.	12,727
2,406	STMicroelectronics NV	15,733
262	Wolseley PLC	12,905

		89,901

	United Kingdom - 20.7%
2,332	3i Group PLC	14,736
4,143	Aberdeen Asset Management PLC	14,522
1,120	Aggreko PLC	13,698
3,129	Amec Foster Wheeler PLC	18,423
5,672	Anglo American PLC	22,575
2,193	Aviva PLC	15,077
5,641	Barclays PLC	14,998
1,213	BG Group PLC	18,306
3,401	BP PLC	18,345
263	British American Tobacco PLC	14,556
867	Burberry Group PLC	14,697
5,173	Centrica PLC	15,121
2,410	CNH Industrial NV, Class A	15,077
1,317	Fiat Chrysler Automobiles NV	9,272
3,773	GKN PLC	14,967
903	Hargreaves Lansdown PLC	17,606
1,895	HSBC Holdings PLC	13,305
354	Intertek Group PLC	14,289
4,494	J Sainsbury PLC	15,731
401	Johnson Matthey PLC	14,144
397	London Stock Exchange Group PLC	14,035
6,943	Old Mutual PLC	16,907
1,845	Petrofac Ltd.	20,936
756	Prudential PLC	14,793
500	Rio Tinto Ltd.	14,026
620	Rio Tinto PLC	15,181
1,801	Rolls-Royce Holdings PLC	14,312
3,816	Royal Bank of Scotland Group PLC(a)	13,770
247	SABMiller PLC	14,654
438	Schroders PLC	17,086
4,478	Seadrill Ltd.(a)	9,730
1,095	Smiths Group PLC	14,750
1,253	St. James’s Place PLC	17,135
2,698	Standard Chartered PLC	18,198
2,964	Standard Life PLC	15,402
2,379	Subsea 7 SA(a)	14,239
8,218	Tesco PLC(a)	20,264
347	Unilever NV CVA	15,458
4,530	Vodafone Group PLC	14,426

Schedule of Investments

1,000	Weir Group PLC (The)	$12,333
8,495	WM Morrison Supermarkets PLC	21,167
669	WPP PLC	14,495

		652,742

	Total Investments (Cost $4,157,100)(b)-100.0%	3,158,621
	Other assets less liabilities-(0.0)%	(475)

	Net Assets - 100.0%	$3,158,146

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,227,183. The net unrealized depreciation was $1,068,562, which consisted of aggregate gross unrealized appreciation of $27,205 and aggregate gross unrealized depreciation of $1,095,767.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 10.7%
68,502	AGL Energy Ltd.	$907,863
83,856	Amcor Ltd.	794,948
31,213	ASX Ltd.	944,595
103,089	Bendigo & Adelaide Bank Ltd.	796,165
204,977	Boral Ltd.	819,958
109,100	Brambles Ltd.	874,202
138,789	Coca-Cola Amatil Ltd.	831,584
14,596	Commonwealth Bank of Australia	820,972
12,136	CSL Ltd.	903,086
253,681	GPT Group (The) REIT	883,811
598,075	Mirvac Group REIT	808,467
39,838	National Australia Bank Ltd.	788,504
17,380	Ramsay Health Care Ltd.	750,018
299,527	Scentre Group REIT	928,535
56,193	Sonic Healthcare Ltd.	735,524
317,170	Stockland REIT	930,145
95,821	Suncorp Group Ltd.	794,582
183,547	Sydney Airport	859,462
264,839	Telstra Corp. Ltd.	1,063,202
128,578	Transurban Group	984,691
401,685	Vicinity Centres REIT	833,911
36,279	Wesfarmers Ltd.	1,092,881

		19,147,106

	Austria - 1.0%
43,568	BUWOG AG	893,160
24,427	Oesterreichische Post AG	866,846

		1,760,006

	Belgium - 2.6%
6,162	Ackermans & van Haaren NV	797,357
23,867	Ageas	967,262
19,376	Colruyt SA	1,037,987
12,015	Groupe Bruxelles Lambert SA	910,500
16,713	Telenet Group Holding NV(a)	866,780

		4,579,886

	Canada - 17.8%
19,261	Bank of Montreal(b)	1,029,534
25,305	Bank of Nova Scotia	1,031,980
28,936	BCE, Inc.	1,160,319
26,630	Brookfield Asset Management, Inc., Class A	800,272
78,376	CAE, Inc.	814,810
15,639	Canadian Imperial Bank of Commerce(b)	1,013,965
15,288	Canadian National Railway Co.	825,101
9,271	Canadian Tire Corp. Ltd., Class A(b)	752,023
49,535	CI Financial Corp.	1,089,084
14,182	Dollarama, Inc.	757,549
30,628	Emera, Inc.(b)	972,217
46,712	Empire Co. Ltd., Class A	878,972
82,431	First Capital Realty, Inc.	1,096,542
31,567	Fortis, Inc.	913,194
12,913	George Weston Ltd.	991,105

40,520	Great-West Lifeco, Inc.	$999,719
68,612	H&R Real Estate Investment Trust REIT(b)	919,052
32,115	IGM Financial, Inc.	819,506
16,746	Intact Financial Corp.	999,584
22,189	Loblaw Cos. Ltd.	1,037,353
54,753	Manulife Financial Corp.	757,535
34,330	Metro, Inc.	1,010,201
27,919	National Bank of Canada(b)	792,981
15,533	Onex Corp.	924,198
40,389	Power Corp. of Canada	852,697
41,214	Power Financial Corp.	946,846
58,942	RioCan Real Estate Investment Trust REIT(b)	1,036,223
27,644	Rogers Communications, Inc., Class B	942,322
20,841	Royal Bank of Canada	1,074,446
36,994	Saputo, Inc.	904,312
57,172	Shaw Communications, Inc., Class B	985,199
25,432	Sun Life Financial, Inc.	726,138
36,101	TELUS Corp.	999,720
27,413	Toronto-Dominion Bank (The)	1,035,353

		31,890,052

	Denmark - 0.9%
20,216	DSV A/S	785,331
21,905	ISS A/S	773,573

		1,558,904

	Finland - 0.4%
16,372	Sampo Oyj, Class A	789,655

	France - 2.3%
7,563	Aeroports de Paris	855,659
27,028	Alstom SA(a)(b)	722,806
12,038	Danone SA	829,275
8,534	Sodexo SA	843,510
38,185	Vivendi SA(b)	829,891

		4,081,141

	Germany - 2.9%
6,994	Hannover Rueck SE	735,261
9,747	Kabel Deutschland Holding AG	1,246,062
22,960	MAN SE	2,316,690
5,031	Muenchener Rueckversicherungs-Gesellschaft AG	962,735

		5,260,748

	Hong Kong - 9.2%
240,231	Bank of East Asia Ltd. (The)	707,226
109,777	Cheung Kong Infrastructure Holdings Ltd.	1,032,888
159,401	CLP Holdings Ltd.	1,336,826
154,805	Dairy Farm International Holdings Ltd.	955,147
1,285,220	First Pacific Co. Ltd.	883,472
51,144	Hang Seng Bank Ltd.	851,097
1,903,931	HK Electric Investments & HK Electric Investments Ltd.(c)	1,487,360
697,396	HKT Trust & HKT Ltd.	915,781
605,884	Hong Kong & China Gas Co. Ltd.	1,058,298
218,544	Hysan Development Co. Ltd.	845,307
29,398	Jardine Strategic Holdings Ltd.	804,118
290,546	Kerry Properties Ltd.	665,909
149,238	Link REIT	854,020
197,364	MTR Corp. Ltd.	896,544
97,546	Power Assets Holdings Ltd.	891,961
867,339	Shangri-La Asia Ltd.	807,948
65,565	Sun Hung Kai Properties Ltd.	712,779
87,188	Swire Pacific Ltd., Class A	844,778

		16,551,459

Schedule of Investments

	Ireland - 0.5%
11,078	Kerry Group PLC, Class A	$902,617

	Israel - 2.2%
173,687	Bank Hapoalim BM	812,687
240,921	Bank Leumi Le-Israel(a)	803,203
10,178	Check Point Software Technologies Ltd.(a)(b)	802,128
471,614	Israel Discount Bank Ltd., Class A(a)	778,047
71,544	Mizrahi Tefahot Bank Ltd.	807,732

		4,003,797

	Italy - 0.5%
171,382	Terna-Rete Elettrica Nationale SpA	916,066

	Japan - 7.4%
392	Advance Residence Investment Corp. REIT	848,048
234,172	Aozora Bank Ltd.	785,652
28,331	Canon, Inc.	791,724
195	Frontier Real Estate Investment Corp. REIT	792,002
845	GLP J-REIT REIT	826,165
125,365	Hankyu Hanshin Holdings, Inc.	781,439
63,906	Kagome Co. Ltd.(b)	1,104,974
122,577	Keihan Electric Railway Co. Ltd.	771,773
59,538	McDonald’s Holdings Co. Japan Ltd.(b)	1,171,433
221,942	Nagoya Railroad Co. Ltd.	1,014,016
457	Nippon Prologis REIT, Inc. REIT	811,718
708	ORIX JREIT Inc. REIT	986,654
216,306	Osaka Gas Co. Ltd.	820,171
11,700	Secom Co. Ltd.	816,125
173,655	Tobu Railway Co., Ltd.	847,237

		13,169,131

	Netherlands - 0.9%
10,311	Heineken Holding NV, Class A	792,800
25,209	NN Group NV	853,332

		1,646,132

	New Zealand - 2.7%
264,233	Auckland International Airport Ltd.	954,194
168,359	Fisher & Paykel Healthcare Corp. Ltd.	946,381
182,772	Fletcher Building Ltd.	817,969
216,656	Ryman Healthcare Ltd.	1,130,379
314,696	SKYCITY Entertainment Group Ltd.	957,205

		4,806,128

	Norway - 0.5%
103,699	Orkla ASA	835,845

	Singapore - 10.9%
473,228	Ascendas Real Estate Investment Trust REIT	770,356
1,046,776	CapitaLand Commercial Trust Ltd. REIT	961,117
347,965	CapitaLand Ltd.	758,474
700,523	CapitaLand Mall Trust REIT	978,485
188,267	City Developments Ltd.	927,240
88,916	DBS Group Holdings Ltd.	886,479
175,705	Keppel Corp. Ltd.	625,810
1,609,289	Mapletree Logistics Trust REIT	1,066,786
178,493	Oversea-Chinese Banking Corp. Ltd.	1,001,471
331,068	SATS Ltd.	904,837
109,970	Singapore Airlines Ltd.	857,197
164,205	Singapore Exchange Ltd.	823,865
891,127	Singapore Post Ltd.	838,624
558,330	Singapore Press Holdings Ltd.	1,395,070
390,260	Singapore Technologies Engineering Ltd.	793,606
349,564	Singapore Telecommunications Ltd.	869,989
494,340	StarHub Ltd.	1,180,267
988,636	Suntec REIT	1,106,777
75,253	United Overseas Bank Ltd.	963,605

193,455	UOL Group Ltd.	$767,105
193,293	Venture Corp. Ltd.	1,061,499

		19,538,659

	Spain - 2.8%
57,511	Abertis Infraestructuras SA	859,633
43,163	Endesa SA	831,735
37,653	Ferrovial SA	828,665
37,076	Gas Natural SDG SA	729,199
131,881	Iberdrola SA	928,081
10,257	Red Electrica Corp. SA	827,568

		5,004,881

	Sweden - 2.7%
23,627	Hennes & Mauritz AB, Class B	773,556
23,538	ICA Gruppen AB	833,626
15,811	L E Lundbergforetagen AB, Class B	810,669
38,803	Swedbank AB, Class A	817,761
24,536	Swedish Match AB	873,438
172,520	TeliaSonera AB	813,596

		4,922,646

	Switzerland - 3.4%
6,916	Kuehne + Nagel International AG	916,479
12,763	Nestle SA	939,802
4,929	Schindler Holding AG-PC	757,787
422	SGS SA	819,671
10,608	Swiss Re AG	984,971
1,886	Swisscom AG	937,610
3,195	Zurich Insurance Group AG	707,518

		6,063,838

	United Kingdom - 17.0%
12,024	AstraZeneca PLC	765,390
118,929	BAE Systems PLC	873,828
15,457	British American Tobacco PLC	855,477
77,669	British Land Co. PLC (The) REIT	820,065
117,749	BT Group PLC	815,346
37,651	Bunzl PLC	1,003,009
49,754	Capita PLC	834,659
55,965	Compass Group PLC	960,404
17,646	Derwent London PLC REIT	815,024
31,759	Diageo PLC	851,143
194,605	Direct Line Insurance Group PLC	1,038,464
272,009	G4S PLC	882,608
42,251	GlaxoSmithKline PLC	866,486
103,301	Hammerson PLC REIT	859,691
105,458	HSBC Holdings PLC	740,444
15,511	Imperial Tobacco Group PLC	836,612
47,796	Inmarsat PLC	749,453
177,611	Intu Properties PLC REIT	757,924
50,054	Land Securities Group PLC REIT	781,833
224,933	Legal & General Group PLC	782,395
840,322	Lloyds Banking Group PLC	784,697
110,558	Marks & Spencer Group PLC	668,402
71,939	National Grid PLC	1,009,385
8,771	Next PLC	864,367
10,121	Reckitt Benckiser Group PLC	899,028
50,711	RELX NV	847,598
54,338	RELX PLC	952,810
29,629	Severn Trent PLC	923,974
56,880	Sky PLC	877,596
48,167	Smith & Nephew PLC	798,752
38,929	SSE PLC	805,233
27,085	Travis Perkins PLC	704,527
21,006	Unilever PLC	920,359
60,299	United Utilities Group PLC	821,340
13,530	Whitbread PLC	771,549
36,939	WPP PLC	800,359

		30,340,231

Schedule of Investments

	United States - 0.6%
28,128	Thomson Reuters Corp.	$1,047,367

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $198,822,808)-99.9%	178,816,295

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.4%
7,844,097	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $7,844,097)	7,844,097

	Total Investments (Cost $206,666,905)(f)-104.3%	186,660,392
	Other assets less liabilities-(4.3)%	(7,700,042)

	Net Assets-100.0%	$178,960,350

Investment Abbreviations:

PC - Participation Certficate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $1,487,360, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $209,341,884. The net unrealized depreciation was $22,681,492, which consisted of aggregate gross unrealized appreciation of $3,655,270 and aggregate gross unrealized depreciation of $26,336,762.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.6%
37,184	John Wiley & Sons, Inc., Class A	$1,554,291
1,199	NVR, Inc.(b)	1,979,549
66,466	Service Corp. International	1,607,813

		5,141,653

	Consumer Staples - 3.7%
24,130	Edgewell Personal Care Co.	1,785,861
18,346	Ingredion, Inc.	1,847,809
16,873	Lancaster Colony Corp.	1,715,647

		5,349,317

	Financials - 48.3%
20,597	Alexandria Real Estate Equities, Inc. REIT	1,630,870
3,860	Alleghany Corp.(b)	1,844,771
48,169	American Campus Communities, Inc. REIT	2,032,732
35,535	American Financial Group, Inc.	2,522,274
56,495	Arthur J. Gallagher & Co.	2,126,472
44,048	Aspen Insurance Holdings Ltd. (Bermuda)	2,048,673
26,881	Bank of Hawaii Corp.	1,610,978
70,222	Brown & Brown, Inc.	2,124,216
24,375	Camden Property Trust REIT	1,859,813
27,620	CBOE Holdings, Inc.	1,840,044
41,201	Commerce Bancshares, Inc.	1,694,597
86,868	Corporate Office Properties Trust REIT	1,937,156
57,510	Douglas Emmett, Inc. REIT	1,701,146
32,034	Endurance Specialty Holdings Ltd.	1,983,866
70,413	Equity One, Inc. REIT	1,951,848
11,951	Everest Re Group Ltd.	2,138,512
11,791	FactSet Research Systems, Inc.	1,776,904
45,831	First American Financial Corp.	1,575,211
21,435	Hanover Insurance Group, Inc. (The)	1,746,738
46,453	Highwoods Properties, Inc. REIT	1,964,497
26,583	Kilroy Realty Corp. REIT	1,485,192
32,314	Lamar Advertising Co., Class A REIT	1,813,139
56,229	Liberty Property Trust REIT	1,648,634
20,985	Mid-America Apartment Communities, Inc. REIT	1,968,813
48,344	National Retail Properties, Inc. REIT	2,075,891
96,790	Old Republic International Corp.	1,749,963
31,588	Post Properties, Inc. REIT	1,809,677
60,687	Potlatch Corp. REIT	1,750,213
26,934	Regency Centers Corp. REIT	1,949,752
20,846	Reinsurance Group of America, Inc.	1,755,859
21,543	RenaissanceRe Holdings Ltd. (Bermuda)	2,426,819
19,363	Sovran Self Storage, Inc. REIT	2,181,823
60,490	Tanger Factory Outlet Centers, Inc. REIT	1,935,075
51,322	UDR, Inc. REIT	1,826,550
171,512	Valley National Bancorp	1,509,306
36,771	W.R. Berkley Corp.	1,844,066
52,187	Weingarten Realty Investors REIT	1,820,804

		69,662,894

	Health Care - 6.4%
13,039	Bio-Rad Laboratories, Inc., Class A(b)	1,663,907
35,087	Hill-Rom Holdings, Inc.	1,715,053
52,610	Owens & Minor, Inc.	1,822,936

17,987	Sirona Dental Systems, Inc.(b)	$1,911,838
15,459	Teleflex, Inc.	2,097,632

		9,211,366

	Industrials - 11.6%
57,945	Copart, Inc.(b)	1,941,737
18,443	Hubbell, Inc., Class B	1,667,800
25,503	IDEX Corp.	1,849,223
13,252	Lennox International, Inc.	1,587,855
29,251	MSC Industrial Direct Co., Inc., Class A	1,895,757
68,056	Rollins, Inc.	1,874,943
20,826	Teledyne Technologies, Inc.(b)	1,692,112
26,305	Toro Co. (The)	1,960,249
37,031	Waste Connections, Inc.	2,220,749

		16,690,425

	Information Technology - 6.3%
20,210	ANSYS, Inc.(b)	1,782,320
32,070	Broadridge Financial Solutions, Inc.	1,717,669
20,582	Gartner, Inc.(b)	1,808,952
27,226	Jack Henry & Associates, Inc.	2,210,207
37,535	Synopsys, Inc.(b)	1,610,251

		9,129,399

	Materials - 8.1%
29,796	AptarGroup, Inc.	2,172,129
40,077	Bemis Co., Inc.	1,918,486
27,872	Scotts Miracle-Gro Co. (The), Class A	1,914,249
35,875	Silgan Holdings, Inc.	1,896,711
50,726	Sonoco Products Co.	2,004,184
22,742	Valspar Corp. (The)	1,781,381

		11,687,140

	Utilities - 12.0%
31,652	Alliant Energy Corp.	2,068,142
67,184	Aqua America, Inc.	2,118,311
30,296	Atmos Energy Corp.	2,097,089
69,622	Great Plains Energy, Inc.	1,941,061
26,292	IDACORP, Inc.	1,829,660
66,282	OGE Energy Corp.	1,738,577
50,049	UGI Corp.	1,701,666
43,328	Vectren Corp.	1,812,844
44,663	Westar Energy, Inc.	1,945,520

		17,252,870

	Total Common Stocks and Other Equity Interests (Cost $141,366,699)	144,125,064

	Money Market Fund - 0.0%
44,670	Invesco Premier Portfolio - Institutional Class, 0.34%(c) (Cost $44,670)	44,670

	Total Investments (Cost $141,411,369)(d)-100.0%	144,169,734
	Other assets less liabilities-(0.0)%	(71,289)

	Net Assets-100.0%	$144,098,445

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $142,221,193. The net unrealized appreciation was $1,948,541, which consisted of aggregate gross unrealized appreciation of $7,081,070 and aggregate gross unrealized depreciation of $5,132,529.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.0%
17,086	DineEquity, Inc.	$1,450,943
43,958	La-Z-Boy, Inc.	942,460
18,087	Monro Muffler Brake, Inc.	1,189,220
71,461	PetMed Express, Inc.	1,287,727
60,686	Superior Industries International, Inc.	1,117,229

		5,987,579

	Consumer Staples - 1.7%
10,273	J & J Snack Foods Corp.	1,109,278
13,486	WD-40 Co.	1,393,104

		2,502,382

	Financials - 54.8%
45,505	Acadia Realty Trust REIT	1,551,720
47,144	Agree Realty Corp. REIT	1,740,556
37,821	American Assets Trust, Inc. REIT	1,414,127
36,204	Ameris Bancorp	1,047,382
21,945	AMERISAFE, Inc.	1,119,414
79,705	Astoria Financial Corp.	1,205,937
157,337	Bank Mutual Corp.	1,239,816
108,960	Brookline Bancorp, Inc.	1,215,994
192,769	Capstead Mortgage Corp. REIT	1,800,462
53,514	Cardinal Financial Corp.	1,020,512
181,386	Cedar Realty Trust, Inc. REIT	1,280,585
43,228	Chesapeake Lodging Trust REIT	1,085,887
26,313	City Holding Co.	1,169,876
34,178	Columbia Banking System, Inc.	1,012,694
32,278	Community Bank System, Inc.	1,214,944
21,101	CoreSite Realty Corp. REIT	1,353,418
66,070	CVB Financial Corp.	1,011,532
101,776	DiamondRock Hospitality Co. REIT	844,741
80,792	Dime Community Bancshares, Inc.	1,388,814
27,783	EastGroup Properties, Inc. REIT	1,483,334
36,859	Education Realty Trust, Inc. REIT	1,440,450
86,922	F.N.B. Corp.	1,047,410
64,434	First Midwest Bancorp, Inc.	1,123,085
143,236	Franklin Street Properties Corp. REIT	1,397,983
41,865	Geo Group, Inc. (The) REIT	1,238,367
106,664	Getty Realty Corp. REIT	1,907,152
93,859	Government Properties Income Trust REIT	1,288,684
58,166	Healthcare Realty Trust, Inc. REIT	1,689,141
37,919	Horace Mann Educators Corp.	1,164,872
24,542	Independent Bank Corp./MA	1,121,815
16,951	Infinity Property & Casualty Corp.	1,345,740
169,696	Inland Real Estate Corp. REIT	1,817,444
54,971	Kite Realty Group Trust REIT	1,456,732
157,623	Lexington Realty Trust REIT	1,155,377
36,894	LTC Properties, Inc. REIT	1,642,890
115,982	Medical Properties Trust, Inc. REIT	1,275,802
18,001	Navigators Group, Inc. (The)(b)	1,577,068
42,797	NBT Bancorp, Inc.	1,108,442
123,780	Northfield Bancorp, Inc.	1,916,114
122,420	Northwest Bancshares, Inc.	1,538,819
79,900	Old National Bancorp	984,368
87,851	Oritani Financial Corp.	1,468,869
87,607	Parkway Properties, Inc. REIT	1,180,066

34,075	ProAssurance Corp.	$1,707,839
67,393	Provident Financial Services, Inc.	1,323,599
17,107	PS Business Parks, Inc. REIT	1,481,124
80,848	Retail Opportunity Investments Corp. REIT	1,494,880
19,928	RLI Corp.	1,181,730
59,615	Sabra Health Care REIT, Inc. REIT	1,094,531
23,406	Safety Insurance Group, Inc.	1,320,567
24,097	Saul Centers, Inc. REIT	1,225,814
37,891	Selective Insurance Group, Inc.	1,186,367
76,257	Sterling Bancorp	1,197,997
30,871	Stewart Information Services Corp.	1,094,686
76,266	Talmer Bancorp, Inc., Class A	1,224,832
20,538	Tompkins Financial Corp.	1,150,539
185,373	TrustCo Bank Corp. NY	1,019,552
28,828	United Bankshares, Inc.	968,044
55,456	United Community Banks, Inc.	1,001,535
25,500	Universal Health Realty Income Trust REIT	1,296,165
76,994	Urstadt Biddle Properties, Inc., Class A REIT	1,562,978
26,398	Westamerica Bancorp.	1,152,801
25,274	Wintrust Financial Corp.	1,063,783

		81,837,798

	Health Care - 0.6%
13,110	Analogic Corp.	971,058

	Industrials - 15.2%
50,887	ABM Industries, Inc.	1,528,137
30,212	Barnes Group, Inc.	982,192
26,540	Cubic Corp.	1,060,538
26,403	EMCOR Group, Inc.	1,206,617
37,726	ESCO Technologies, Inc.	1,298,906
23,151	Exponent, Inc.	1,187,878
25,553	Forward Air Corp.	1,102,867
19,922	G&K Services, Inc., Class A	1,282,578
37,761	Healthcare Services Group, Inc.	1,335,607
40,440	Kaman Corp.	1,611,130
32,575	Korn/Ferry International	1,003,636
24,407	Matthews International Corp., Class A	1,218,153
20,478	Moog, Inc., Class A(b)	948,746
41,974	Mueller Industries, Inc.	1,068,238
13,886	National Presto Industries, Inc.	1,098,244
36,075	Simpson Manufacturing Co., Inc.	1,177,127
20,850	Tennant Co.	1,128,194
44,857	Tetra Tech, Inc.	1,188,262
12,507	UniFirst Corp.	1,316,987

		22,744,037

	Information Technology - 8.5%
60,707	Benchmark Electronics, Inc.(b)	1,274,847
28,869	Cabot Microelectronics Corp.(b)	1,173,236
13,363	CACI International, Inc., Class A(b)	1,110,064
35,409	CSG Systems International, Inc.	1,237,191
25,044	Electronics for Imaging, Inc.(b)	1,036,321
39,969	Forrester Research, Inc.	1,277,809
39,702	ManTech International Corp., Class A	1,144,609
36,112	MKS Instruments, Inc.	1,279,809
18,454	MTS Systems Corp.	985,444
16,021	OSI Systems, Inc.(b)	878,271
48,371	Progress Software Corp.(b)	1,252,325

		12,649,926

	Materials - 4.9%
22,393	Deltic Timber Corp.	1,229,824
33,798	H.B. Fuller Co.	1,257,962
20,075	Kaiser Aluminum Corp.	1,560,630
18,514	Neenah Paper, Inc.	1,118,986
67,078	P.H. Glatfelter Co.	990,071

Schedule of Investments(a)

28,618	Schweitzer-Mauduit International, Inc.	$1,201,956

		7,359,429

	Utilities - 10.3%
27,692	ALLETE, Inc.	1,464,907
29,266	American States Water Co.	1,328,676
42,228	Avista Corp.	1,563,703
34,856	El Paso Electric Co.	1,426,656
31,253	Laclede Group, Inc. (The)	1,998,317
43,115	New Jersey Resources Corp.	1,518,510
30,704	Northwest Natural Gas Co.	1,595,073
27,227	NorthWestern Corp.	1,520,355
59,901	South Jersey Industries, Inc.	1,489,139
25,419	Southwest Gas Corp.	1,495,400

		15,400,736

	Total Investments (Cost $150,041,549)(c)-100.0%	149,452,945
	Other assets less liabilities-(0.0)%	(32,181)

	Net Assets-100.0%	$149,420,764

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $151,686,415. The net unrealized depreciation was $2,233,470, which consisted of aggregate gross unrealized appreciation of $6,759,933 and aggregate gross unrealized depreciation of $8,993,403.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

For the funds listed below, during the three months ended January 31, 2016, there were transfers from Level 1 to Level 2, due to foreign fair value adjustments, in the following amounts:

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	$1,020,195
PowerShares DWA Developed Markets Momentum Portfolio	128,611,767
PowerShares DWA Emerging Markets Momentum Portfolio	77,030,297
PowerShares Emerging Markets Infrastructure Portfolio	13,027,285
PowerShares Europe Currency Hedged Low Volatility Portfolio	127,992,346
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	19,603,504
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	608,704,607
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	120,926,412
PowerShares FTSE RAFI Emerging Markets Portfolio	177,044,684
PowerShares Global Agriculture Portfolio	8,882,587
PowerShares Global Clean Energy Portfolio	30,011,507
PowerShares Global Gold and Precious Metals Portfolio	3,663,251
PowerShares Global Water Portfolio	98,098,535
PowerShares International BuyBack AchieversTM Portfolio	45,949,826
PowerShares Japan Currency Hedged Low Volatility Portfolio	1,093,602
PowerShares S&P International Developed High Quality Portfolio	13,026,327
PowerShares S&P Emerging Markets High Beta Portfolio	675,464
PowerShares S&P Emerging Markets Low Volatility Portfolio	81,331,112
PowerShares S&P International Developed High Beta Portfolio	2,150,505
PowerShares S&P International Developed Low Volatility Portfolio	113,165,917

For the funds listed below, during the three months ended January 31, 2016, there were transfers from Level 3 to Level 1, due to securities resuming active trading, in the following amounts:

PowerShares Emerging Markets Infrastructure Portfolio	$540,634
PowerShares S&P Emerging Markets High Beta Portfolio	12,354

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities
Australia	$—	$165,308	$—	$165,308
Austria	—	12,815	—	12,815
Belgium	6,327	26,838	—	33,165
Denmark	—	16,908	—	16,908
Finland	—	5,740	—	5,740
France	5,268	29,668	—	34,936
Germany	34,882	20,249	—	55,131
Hong Kong	37,379	92,502	—	129,881
Ireland	6,600	—	—	6,600
Israel	5,911	28,649	—	34,560
Italy	—	6,655	—	6,655
Japan	8,677	141,410	—	150,087
Luxembourg	—	5,183	—	5,183
Netherlands	—	17,665	—	17,665
New Zealand	—	40,731	—	40,731
Norway	—	11,733	—	11,733
Singapore	6,650	147,375	—	154,025
Spain	—	41,874	—	41,874
Sweden	—	46,048	—	46,048
Switzerland	—	54,624	—	54,624
United Kingdom	5,602	220,679	—	226,281
Forward Foreign Currency Contracts(a)	—	21,447	—	21,447

Total Investments	$117,296	$1,154,101	$—	$1,271,397

PowerShares DWA Developed Markets Momentum Portfolio
Equity Securities
Australia	$—	$11,402,565	$—	$11,402,565
Belgium	—	1,326,830	—	1,326,830
Canada	10,294,148	—	—	10,294,148
China	—	2,005,913	—	2,005,913
Denmark	—	17,693,782	—	17,693,782
Finland	—	18,161,678	—	18,161,678
France	—	12,066,368	—	12,066,368
Germany	10,446,533	7,477,127	—	17,923,660
Hong Kong	—	2,698,709	—	2,698,709
Ireland	—	6,494,912	—	6,494,912
Israel	—	1,423,610	—	1,423,610
Japan	—	13,796,436	—	13,796,436
Luxembourg	—	1,430,889	—	1,430,889
New Zealand	—	4,498,782	—	4,498,782
Singapore	—	1,188,589	—	1,188,589
South Africa	—	1,151,841	—	1,151,841
South Korea	—	4,972,817	—	4,972,817
Spain	—	9,449,387	—	9,449,387
Sweden	—	4,661,763	—	4,661,763
Switzerland	—	20,213,330	—	20,213,330
United Kingdom	1,087,938	62,323,784	—	63,411,722

Total Investments	$21,828,619	$204,439,112	$—	$226,267,731

PowerShares DWA Emerging Markets Momentum Portfolio
Equity Securities
China	$5,269,929	$32,287,974	$—	$37,557,903
India	880,516	—	—	880,516
Indonesia	—	3,292,499	—	3,292,499
Malaysia	2,868,485	10,936,875	—	13,805,360
Mexico	13,976,391	—	—	13,976,391
Philippines	1,422,540	24,958,760	—	26,381,300

South Africa	1,399,126	6,386,948	—	7,786,074
Taiwan	820,204	30,981,257	—	31,801,461
Thailand	881,436	20,844,695	—	21,726,131
Turkey	—	825,757	—	825,757

Total Investments	$27,518,627	$130,514,765	$—	$158,033,392

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities
Australia	$—	$86,443	$—	$86,443
Brazil	620,407	—	—	620,407
China	578,245	4,699,250	—	5,277,495
France	288,689	—	—	288,689
India	268,143	179,351	—	447,494
Indonesia	—	1,018,398	—	1,018,398
Israel	146,187	—	—	146,187
Italy	—	362,035	—	362,035
Malaysia	653,149	354,817	—	1,007,966
Mexico	758,814	—	—	758,814
Netherlands	—	56,650	—	56,650
Philippines	—	212,733	—	212,733
Russia	379,261	205,165	—	584,426
Singapore	—	147,707	—	147,707
South Africa	—	896,192	—	896,192
Spain	—	233,854	—	233,854
Sweden	—	415,168	—	415,168
Switzerland	—	468,114	—	468,114
Taiwan	—	2,135,736	—	2,135,736
Thailand	—	1,497,012	—	1,497,012
Turkey	97,895	283,817	—	381,712
United States	930,668	—	—	930,668

Total Investments	$4,721,458	$13,252,442	$—	$17,973,900

PowerShares Europe Currency Hedged Low Volatility Portfolio
Equity Securities
Austria	$—	$6,214,209	$—	$6,214,209
Belgium	2,197,368	14,363,420	—	16,560,788
Finland	—	2,014,701	—	2,014,701
France	1,829,800	36,556,359	—	38,386,159
Germany	15,965,864	31,238,714	—	47,204,578
Ireland	2,291,008	6,459,079	—	8,750,087
Italy	1,989,180	4,862,385	—	6,851,565
Japan	—	2,112,047	—	2,112,047
Luxembourg	—	1,801,059	—	1,801,059
Netherlands	—	13,960,146	—	13,960,146
Spain	—	24,814,236	—	24,814,236
United Kingdom	—	2,143,756	—	2,143,756
Forward Foreign Currency Contracts(a)	—	794,094	—	794,094

Total Investments	$24,273,220	$147,334,205	$—	$171,607,425

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities
Australia	$11,013	$9,274,293	$0	$9,285,306
China	—	79,682	—	79,682
Hong Kong	66,938	2,388,395	—	2,455,333
Indonesia	—	45,157	—	45,157
New Zealand	—	145,472	—	145,472
Singapore	—	1,444,661	—	1,444,661
South Korea	231,221	6,095,383	—	6,326,604
United Kingdom	—	180,987	—	180,987
United States	—	23,256	—	23,256

Total Investments	$309,172	$19,677,286	$0	$19,986,458

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities
Australia	$41,023	$35,994,240	$0	$36,035,263
Austria	—	2,212,155	0	2,212,155
Belgium	—	6,186,730	—	6,186,730
Canada	42,010,798	—	—	42,010,798
Chile	—	167,975	—	167,975
China	—	294,344	—	294,344
Colombia	58,366	—	—	58,366
Denmark	—	5,702,699	—	5,702,699
Finland	—	6,333,772	—	6,333,772
France	1,261,721	71,531,012	—	72,792,733
Germany	27,874,669	30,304,861	—	58,179,530
Greece	4,108	347,107	—	351,215
Hong Kong	264,337	8,916,745	—	9,181,082
India	—	106,185	—	106,185
Indonesia	—	168,218	—	168,218
Ireland	267,412	2,616,420	—	2,883,832
Israel	—	3,131,884	—	3,131,884
Italy	776,269	23,460,332	—	24,236,601
Japan	158,411	161,448,399	—	161,606,810
Luxembourg	—	1,440,166	—	1,440,166
Netherlands	—	28,336,198	—	28,336,198
New Zealand	—	543,936	—	543,936
Norway	—	5,152,287	—	5,152,287
Portugal	—	1,588,724	—	1,588,724
Russia	—	44,295	—	44,295
Singapore	—	5,405,131	—	5,405,131
South Africa	—	410,638	—	410,638
South Korea	867,562	22,782,393	—	23,649,955
Spain	131,932	26,406,827	—	26,538,759
Sweden	261,291	13,588,894	—	13,850,185
Switzerland	—	39,561,611	—	39,561,611
United Kingdom	5,771,592	104,169,401	—	109,940,993
United States	8,387,425	1,195,260	—	9,582,685

Total Investments	$88,136,916	$609,548,839	$0	$697,685,755

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities
Albania	$17,636	$—	$—	$17,636
Australia	121,641	7,235,760	2,633	7,360,034
Austria	377,779	827,071	0	1,204,850
Belgium	726,324	1,201,853	—	1,928,177
Cambodia	—	49,635	—	49,635
Canada	9,644,585	33,128	—	9,677,713
China	113,137	946,424	—	1,059,561
Colombia	183,095	—	—	183,095
Denmark	44,680	2,225,690	—	2,270,370
Faroe Islands	—	65,356	—	65,356
Finland	—	2,071,359	—	2,071,359
France	151,180	4,832,039	—	4,983,219
Georgia	—	49,622	—	49,622
Germany	533,572	4,839,928	—	5,373,500
Gibraltar	—	101,567	—	101,567
Greece	56,058	230,430	—	286,488
Hong Kong	452,215	3,150,975	22,689	3,625,879
Ireland	—	988,973	—	988,973
Israel	—	1,266,884	—	1,266,884
Italy	500,195	2,827,531	—	3,327,726
Japan	66,838	52,643,368	—	52,710,206
Jersey Island	309,271	—	—	309,271
Jordan	—	70,814	—	70,814
Luxembourg	—	290,217	—	290,217
Macau	—	114,136	—	114,136
Mexico	—	132,152	—	132,152
Netherlands	232,753	1,858,472	—	2,091,225
New Zealand	—	1,155,214	—	1,155,214
Norway	53,516	834,772	—	888,288
Peru	—	31,828	—	31,828
Portugal	24,649	623,974	—	648,623
Russia	—	174,814	—	174,814
Singapore	546,435	1,716,236	—	2,262,671
South Africa	18,259	—	—	18,259
South Korea	330,752	9,843,024	83,902	10,257,678
Spain	127,428	2,032,043	—	2,159,471
Sweden	501,461	3,165,621	—	3,667,082
Switzerland	682,920	3,970,574	—	4,653,494
United Kingdom	1,989,578	9,981,223	20,541	11,991,342
United States	4,028,783	117,588	—	4,146,371

Total Investments	$21,834,740	$121,700,295	$129,765	$143,664,800

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities
Brazil	$37,474,905	$—	$—	$37,474,905
Chile	3,541,671	—	—	3,541,671
China	2,200,833	65,571,360	—	67,772,193
Hong Kong	16,743	—	—	16,743
India	11,703,368	9,851,698	—	21,555,066
Indonesia	—	6,016,330	—	6,016,330
Malaysia	1,648,377	7,121,039	—	8,769,416
Mexico	12,777,097	—	—	12,777,097
Netherlands	823,877	—	—	823,877
Poland	—	5,039,652	—	5,039,652
Russia	26,710,312	9,547,747	—	36,258,059
South Africa	2,496,477	18,333,218	0	20,829,695
Taiwan	734,453	41,940,524	—	42,674,977
Thailand	—	6,819,908	—	6,819,908
Turkey	—	6,811,005	—	6,811,005
United States	151,278	—	—	151,278

Total Investments	$100,279,391	$177,052,481	$0	$277,331,872

PowerShares Global Agriculture Portfolio
Equity Securities
Australia	$—	$614,435	$—	$614,435
Canada	3,436,200	—	—	3,436,200
China	—	357,750	—	357,750
Germany	755,106	—	—	755,106
Hong Kong	—	117,531	—	117,531
Indonesia	40,901	1,143,811	—	1,184,712
Ireland	174,355	—	—	174,355
Israel	—	603,624	—	603,624
Japan	—	539,306	—	539,306
Malaysia	—	2,490,945	—	2,490,945
Netherlands	—	396,513	—	396,513
Norway	—	835,744	—	835,744
Russia	—	251,481	—	251,481
Singapore	—	1,182,698	—	1,182,698
Taiwan	—	252,575	—	252,575
Turkey	42,796	—	—	42,796
United Kingdom	—	96,173	—	96,173
United States	9,702,669	—	—	9,702,669

Total Investments	$14,152,027	$8,882,586	$—	$23,034,613

PowerShares Global Clean Energy Portfolio
Equity Securities
Austria	$390,642	$—	$—	$390,642
Brazil	863,350	—	—	863,350
Canada	2,446,567	—	—	2,446,567
China	1,065,462	7,039,109	—	8,104,571
Denmark	—	2,987,174	—	2,987,174

France	211,540	648,619	—	860,159
Germany	1,174,442	1,762,632	—	2,937,074
Guernsey	—	1,040,513	—	1,040,513
Hong Kong	—	1,524,874	—	1,524,874
Ireland	—	1,092,230	—	1,092,230
Italy	—	1,325,631	—	1,325,631
Japan	—	2,265,935	—	2,265,935
New Zealand	—	798,692	—	798,692
Philippines	—	389,672	—	389,672
South Korea	—	1,717,993	—	1,717,993
Spain	1,745,674	2,259,582	—	4,005,256
Sweden	—	970,923	—	970,923
Switzerland	—	193,692	—	193,692
Taiwan	—	2,753,104	—	2,753,104
Thailand	—	1,020,322	—	1,020,322
Turkey	115,514	—	—	115,514
United Kingdom	917,961	927,711	—	1,845,672
United States	22,491,779	142,052	—	22,633,831

Total Investments	$31,422,931	$30,860,460	$—	$62,283,391

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities
Australia	$207,421	$1,529,585	$—	$1,737,006
Canada	7,560,051	—	—	7,560,051
China	—	218,891	—	218,891
Hong Kong	—	85,912	—	85,912
Japan	—	82,231	—	82,231
Jersey Island	863,673	—	—	863,673
Mexico	201,690	292,273	—	493,963
Russia	—	355,676	—	355,676
South Africa	692,308	1,065,855	—	1,758,163
Turkey	—	32,827	—	32,827
United Kingdom	74,343	—	—	74,343
United States	2,339,459	—	—	2,339,459

Total Investments	$11,938,945	$3,663,250	$—	$15,602,195

PowerShares Global Water Portfolio
Equity Securities
Brazil	$3,383,688	$—	$—	$3,383,688
Canada	142,177	—	—	142,177
Cayman Islands	480,063	—	—	480,063
China	—	11,246,402	—	11,246,402
Finland	—	2,255,128	—	2,255,128
France	—	25,582,025	—	25,582,025
Hong Kong	—	357,599	—	357,599
Japan	—	6,808,225	—	6,808,225
Malaysia	—	159,645	—	159,645
Netherlands	—	1,507,887	—	1,507,887
Singapore	1,048,598	334,681	—	1,383,279
Spain	—	7,879,903	—	7,879,903
Switzerland	—	18,136,097	—	18,136,097
United Kingdom	14,231,795	23,830,943	—	38,062,738
United States	85,961,241	—	—	85,961,241

Total Investments	$105,247,562	$98,098,535	$—	$203,346,097

PowerShares International BuyBack Achievers™ Portfolio
Equity Securities
Belgium	$—	$1,693,801	$—	$1,693,801
Brazil	1,460,654	—	—	1,460,654
Canada	9,810,227	—	—	9,810,227
China	—	1,228,267	—	1,228,267
Denmark	—	1,447,599	—	1,447,599
Egypt	529,846	—	—	529,846
France	—	3,330,798	—	3,330,798

Germany	3,110,948	1,079,452	—	4,190,400
Ireland	631,881	—	—	631,881
Japan	—	18,676,741	—	18,676,741
Luxembourg	—	714,120	—	714,120
Netherlands	—	3,492,790	—	3,492,790
South Africa	204,575	—	—	204,575
South Korea	—	1,482,303	—	1,482,303
Spain	—	1,460,407	—	1,460,407
Sweden	—	1,610,002	—	1,610,002
Switzerland	—	2,350,944	—	2,350,944
Thailand	—	684,403	—	684,403
United Kingdom	—	6,698,198	—	6,698,198
United States	7,230	—	—	7,230

Total Investments	$15,755,361	$45,949,825	$—	$61,705,186

PowerShares Japan Currency Hedged Low Volatility Portfolio
Equity Securities
Consumer Discretionary	$20,974	$204,208	$—	$225,182
Consumer Staples	—	166,826	—	166,826
Energy	—	22,361	—	22,361
Financials	—	115,514	—	115,514
Health Care	—	65,253	—	65,253
Industrials	—	408,754	—	408,754
Information Technology	—	104,068	—	104,068
Materials	—	124,339	—	124,339
Telecommunication Services	—	11,506	—	11,506
Utilities	—	69,375	—	69,375
Forward Foreign Currency Contracts(a)	—	9,308	—	9,308

Total Investments	$20,974	$1,301,512	$—	$1,322,486

PowerShares S&P International Developed High Quality Portfolio
Equity Securities
Australia	$—	$796,185	$—	$796,185
Austria	—	54,535	—	54,535
Belgium	—	86,680	—	86,680
Canada	1,156,096	—	—	1,156,096
China	—	29,993	—	29,993
Denmark	—	165,077	—	165,077
Finland	—	27,308	—	27,308
France	26,560	1,085,704	—	1,112,264
Germany	286,109	584,063	—	870,172
Hong Kong	84,712	300,787	—	385,499
Ireland	50,376	142,093	—	192,469
Italy	54,073	322,001	—	376,074
Japan	—	10,526,118	—	10,526,118
Jordan	—	24,658	—	24,658
Netherlands	—	56,818	—	56,818
New Zealand	—	80,926	—	80,926
Portugal	—	28,629	—	28,629
Singapore	—	181,503	—	181,503
South Korea	29,485	725,770	56,270	811,525
Spain	—	361,682	—	361,682
Sweden	28,105	650,306	—	678,411
Switzerland	50,360	331,490	—	381,850
United Kingdom	216,815	2,352,053	—	2,568,868

Total Investments	$1,982,691	$18,914,379	$56,270	$20,953,340

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$273,170,185	$—	$273,170,185
Money Market Fund	113,790	—	—	113,790

Total Investments	$113,790	$273,170,185	$—	$273,283,975

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$696,946,570	$—	$696,946,570
Money Market Fund	27,496,403	—	—	27,496,403

Total Investments	$27,496,403	$696,946,570	$—	$724,442,973

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$42,524,624	$—	$42,524,624
Foreign Government Debt Securities	—	20,788,118	—	20,788,118
Money Market Fund	1,215,159	—	—	1,215,159

Total Investments	$1,215,159	$63,312,742	$—	$64,527,901

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,540,873,883	$—	$2,540,873,883
Money Market Funds	56,213,545	—	—	56,213,545

Total Investments	$56,213,545	$2,540,873,883	$—	$2,597,087,428

PowerShares Fundamental Emerging Markets Local Debt Portfolio
Foreign Government Debt Securities	$—	$3,124,860	$—	$3,124,860
Money Market Fund	61,948	—	—	61,948

Total Investments	$61,948	$3,124,860	$—	$3,186,808

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$626,578,814	$—	$626,578,814
Money Market Fund	2,167,534	—	—	2,167,534

Total Investments	$2,167,534	$626,578,814	$—	$628,746,348

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$37,121,073	$—	$37,121,073
Money Market Fund	122,626	—	—	122,626

Total Investments	$122,626	$37,121,073	$—	$37,243,699

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$25,930,943	$—	$25,930,943
Foreign Government Debt Securities	—	3,447,267	—	3,447,267
Money Market Fund	620,532	—	—	620,532

Total Investments	$620,532	$29,378,210	$—	$29,998,742

PowerShares International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$167,345,474	$—	$167,345,474
Foreign Government Debt Securities	—	868,686	—	868,686
Money Market Fund	155,434	—	—	155,434

Total Investments	$155,434	$168,214,160	$—	$168,369,594

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$4,725,931	$—	$4,725,931
Money Market Fund	37,127	—	—	37,127

Total Investments	$37,127	$4,725,931	$—	$4,763,058

PowerShares Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$211,813,337	$—	$211,813,337
Preferred Stock	301,819,597	—	—	301,819,597

Total Investments	$301,819,597	$211,813,337	$—	$513,632,934

PowerShares FTSE International Low Beta Equal Weight Portfolio
Equity Securities Australia	$—	$8,013,568	$—	$8,013,568
Austria	—	557,876	—	557,876
Belgium	152,476	1,246,812	—	1,399,288
Canada	4,950,818	—	—	4,950,818
Chile	—	94,960	—	94,960
China	—	1,126,331	—	1,126,331
Denmark	—	1,769,709	—	1,769,709

Finland	—	1,159,163	—	1,159,163
France	—	7,405,095	—	7,405,095
Germany	1,876,745	3,536,511	—	5,413,256
Greece	—	148,525	—	148,525
Hong Kong	1,136,737	5,721,935	—	6,858,672
Indonesia	—	192,547	—	192,547
Ireland	354,224	290,377	—	644,601
Israel	—	3,133,626	—	3,133,626
Italy	254,724	2,134,609	—	2,389,333
Japan	—	43,071,708	—	43,071,708
Luxembourg	—	402,639	—	402,639
Netherlands	—	1,427,267	—	1,427,267
New Zealand	173,285	1,000,285	—	1,173,570
Norway	—	794,612	—	794,612
Portugal	—	159,237	—	159,237
Russia	—	106,828	—	106,828
Singapore	287,139	3,193,731	—	3,480,870
South Korea	453,845	6,867,082	225,300	7,546,227
Spain	321,392	3,018,867	—	3,340,259
Sweden	132,164	1,907,041	—	2,039,205
Switzerland	—	4,162,553	—	4,162,553
United Kingdom	205,574	8,688,658	—	8,894,232
United States	356,490	290,224	—	646,714

Total Investments	$10,655,613	$111,622,376	$225,300	$122,503,289

PowerShares S&P Emerging Markets High Beta Portfolio
Equity Securities
Brazil	$199,373	$—	$—	$199,373
Chile	6,001	—	—	6,001
China	32,713	516,506	—	549,219
Colombia	13,729	—	—	13,729
Greece	16,830	9,990	—	26,820
Hong Kong	—	27,433	—	27,433
India	5,571	—	—	5,571
Indonesia	—	44,478	—	44,478
Malaysia	—	27,412	—	27,412
Mexico	5,027	—	—	5,027
Netherlands	7,906	—	—	7,906
Poland	—	6,302	—	6,302
Russia	51,245	47,293	—	98,538
South Africa	—	101,932	—	101,932
South Korea	—	56,735	—	56,735
Taiwan	—	52,947	—	52,947
Thailand	—	32,129	—	32,129
Turkey	—	5,250	—	5,250
United Arab Emirates	—	26,068	—	26,068

Total Investments	$338,395	$954,475	$—	$1,292,870

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities
Brazil	$3,826,583	$—	$—	$3,826,583
Chile	7,618,545	—	—	7,618,545
China	—	4,070,270	—	4,070,270
Colombia	1,398,260	—	—	1,398,260
Czech Republic	625,074	709,647	—	1,334,721
Egypt	541,293	—	—	541,293
Hungary	—	1,287,561	—	1,287,561
India	1,867,071	—	—	1,867,071
Indonesia	—	1,433,729	—	1,433,729
Malaysia	5,200,684	13,182,643	—	18,383,327
Mexico	11,430,687	—	—	11,430,687
Netherlands	647,581	—	—	647,581
Philippines	1,363,527	6,343,264	—	7,706,791
Poland	—	1,835,271	—	1,835,271
Qatar	—	1,999,834	—	1,999,834
South Africa	1,789,643	10,861,300	—	12,650,943

South Korea	—	7,093,566	—	7,093,566
Taiwan	—	28,970,424	—	28,970,424
Thailand	675,358	10,530,051	—	11,205,409
Turkey	—	5,783,802	—	5,783,802
United Arab Emirates	—	497,729	—	497,729

Total Investments	$36,984,306	$94,599,091	$—	$131,583,397

PowerShares S&P International Developed High Beta Portfolio
Equity Securities
Australia	$—	$100,314	$—	$100,314
Austria	—	48,576	—	48,576
Belgium	—	57,187	—	57,187
Bermuda	14,673	—	—	14,673
Canada	220,297	—	—	220,297
Chile	—	16,263	—	16,263
China	—	28,486	—	28,486
Finland	—	99,186	—	99,186
France	—	435,474	—	435,474
Germany	159,794	127,716	—	287,510
Hong Kong	15,347	18,899	—	34,246
Ireland	—	46,417	—	46,417
Italy	15,037	246,433	—	261,470
Japan	—	41,754	—	41,754
Luxembourg	—	37,642	—	37,642
Macau	—	15,431	—	15,431
Mexico	—	15,009	—	15,009
Netherlands	—	108,741	—	108,741
Norway	—	122,397	—	122,397
Portugal	—	89,038	—	89,038
South Africa	—	14,054	—	14,054
Spain	—	145,903	—	145,903
Sweden	13,774	162,136	—	175,910
Switzerland	—	89,901	—	89,901
United Kingdom	29,351	623,391	—	652,742

Total Investments	$468,273	$2,690,348	$—	$3,158,621

PowerShares S&P International Developed Low Volatility Portfolio
Equity Securities
Australia	$—	$19,147,106	$—	$19,147,106
Austria	—	1,760,006	—	1,760,006
Belgium	866,780	3,713,106	—	4,579,886
Canada	31,890,052	—	—	31,890,052
Denmark	—	1,558,904	—	1,558,904
Finland	—	789,655	—	789,655
France	722,806	3,358,335	—	4,081,141
Germany	3,279,425	1,981,323	—	5,260,748
Hong Kong	4,241,760	12,309,699	—	16,551,459
Ireland	902,617	—	—	902,617
Israel	802,128	3,201,669	—	4,003,797
Italy	—	916,066	—	916,066
Japan	1,171,433	11,997,698	—	13,169,131
Netherlands	—	1,646,132	—	1,646,132
New Zealand	—	4,806,128	—	4,806,128
Norway	—	835,845	—	835,845
Singapore	904,837	18,633,822	—	19,538,659
Spain	—	5,004,881	—	5,004,881
Sweden	—	4,922,646	—	4,922,646
Switzerland	—	6,063,838	—	6,063,838
United Kingdom	765,390	29,574,841	—	30,340,231
United States	8,891,464	—	—	8,891,464

Total Investments	$54,438,692	$132,221,700	$—	$186,660,392

PowerShares Senior Loan Portfolio
Variable Rate Senior Loan Interests	$—	$3,213,208,534	$—	$3,213,208,534
Corporate Bonds	—	261,735,131	—	261,735,131
Money Market Fund	53,204,027	—	—	53,204,027

Total Investments	$53,204,027	$3,474,943,665	$—	$3,528,147,692

(a)	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares Emerging Markets Infrastructure Portfolio during the three months ended January 31, 2016:

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of January 31, 2016
Equity Securities	$1,124,740	$—	$—	$—	$(584,105)	$—	$(540,635)	$—

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares S&P Emerging Markets High Beta Portfolio during the three months ended January 31, 2016.

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of January 31, 2016
Equity Securities	$41,444	$—	$13,116	$(7,603)	$(34,603)	$—	$(12,354)	$—

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2016:

	Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio		PowerShares Europe Currency Hedged Low Volatility Portfolio		PowerShares Japan Currency Hedged Low Volatility Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$21,668	$(221)	$803,652	$(9,558)	$9,355	$(47)

Effect of Derivative Investments for the three months ended January 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$22,101	$4,606,777	$2,024
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	23,022	(910,397)	(1,044)

Total	$45,123	$3,696,380	$980

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$4,067,645	$407,079,489	$4,067,812

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
2/2/2016	CIBC World Markets Corp.	AUD	240,000	USD	174,372	$169,764	$4,608
2/2/2016	CIBC World Markets Corp.	CHF	58,000	USD	58,011	56,604	1,407
2/2/2016	CIBC World Markets Corp.	DKK	120,000	USD	17,480	17,399	81
2/2/2016	CIBC World Markets Corp.	EUR	217,000	USD	235,883	234,805	1,078
2/2/2016	CIBC World Markets Corp.	GBP	160,000	USD	235,840	226,960	8,880
2/2/2016	CIBC World Markets Corp.	HKD	893,000	USD	115,253	114,739	514
2/2/2016	CIBC World Markets Corp.	ILS	118,000	USD	30,335	29,831	504
2/2/2016	CIBC World Markets Corp.	JPY	18,800,000	USD	156,373	155,288	1,085
2/2/2016	CIBC World Markets Corp.	NOK	103,000	USD	11,633	11,801	(168)
2/3/2016	CIBC World Markets Corp.	NZD	63,000	USD	43,057	40,754	2,303
2/2/2016	CIBC World Markets Corp.	SEK	411,000	USD	48,779	47,930	849
2/2/2016	CIBC World Markets Corp.	SGD	226,000	USD	159,138	158,786	352
2/2/2016	CIBC World Markets Corp.	USD	169,764	AUD	240,000	169,764	0
2/2/2016	CIBC World Markets Corp.	USD	234,811	EUR	217,000	234,805	(6)
2/2/2016	CIBC World Markets Corp.	USD	226,960	GBP	160,000	226,960	0
2/3/2016	CIBC World Markets Corp.	USD	40,761	NZD	63,000	40,754	(7)
3/2/2016	CIBC World Markets Corp.	AUD	233,000	USD	164,582	164,576	6
3/2/2016	CIBC World Markets Corp.	CHF	56,000	USD	54,713	54,717	(4)
3/2/2016	CIBC World Markets Corp.	DKK	115,000	USD	16,687	16,688	(1)
3/2/2016	CIBC World Markets Corp.	EUR	206,000	USD	223,055	223,062	(7)
3/2/2016	CIBC World Markets Corp.	GBP	152,000	USD	215,618	215,619	(1)
3/2/2016	CIBC World Markets Corp.	HKD	814,000	USD	104,591	104,597	(6)
3/2/2016	CIBC World Markets Corp.	ILS	114,000	USD	28,838	28,841	(3)
3/2/2016	CIBC World Markets Corp.	JPY	18,053,000	USD	149,195	149,200	(5)
3/2/2016	CIBC World Markets Corp.	NOK	101,000	USD	11,568	11,568	0
3/2/2016	CIBC World Markets Corp.	NZD	62,000	USD	40,043	40,042	1
3/2/2016	CIBC World Markets Corp.	SEK	387,000	USD	45,168	45,172	(4)
3/2/2016	CIBC World Markets Corp.	SGD	208,000	USD	146,052	146,061	(9)

Total Forward Foreign Currency Contracts - Currency Risk							$21,447

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	NOK - Norwegian Krone
DKK - Danish Krone	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	USD - U.S. Dollar
ILS - Israeli Shekel

PowerShares Europe Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
2/2/2016	CIBC World Markets Corp.	EUR	2,200,000	USD	2,391,818	$2,380,509	$11,309
2/2/2016	CIBC World Markets Corp.	EUR	52,940,000	USD	57,547,209	57,283,709	263,500
2/2/2016	CIBC World Markets Corp.	USD	59,665,891	EUR	55,140,000	59,664,218	(1,673)
2/2/2016	Goldman, Sachs & Co.	EUR	52,930,000	USD	57,534,910	57,272,889	262,021
2/2/2016	Goldman, Sachs & Co.	USD	57,272,907	EUR	52,930,000	57,272,889	(18)
2/2/2016	RBC Capital Markets LLC	EUR	52,930,000	USD	57,538,721	57,272,889	265,832
2/2/2016	RBC Capital Markets LLC	EUR	1,000,000	USD	1,083,040	1,082,050	990
2/2/2016	RBC Capital Markets LLC	USD	58,357,868	EUR	53,930,000	58,354,938	(2,930)
3/2/2016	CIBC World Markets Corp.	EUR	51,200,000	USD	55,438,848	55,440,647	(1,799)
3/2/2016	Goldman, Sachs & Co.	EUR	51,200,000	USD	55,438,080	55,440,647	(2,567)
3/2/2016	RBC Capital Markets LLC	EUR	51,200,000	USD	55,440,077	55,440,648	(571)

Total Forward Foreign Currency Contracts - Currency Risk							$794,094

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

PowerShares Japan Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
2/2/2016	CIBC World Markets Corp.	JPY	162,100,000	USD	1,348,305	$1,338,950	$9,355
3/2/2016	CIBC World Markets Corp.	JPY	153,900,000	USD	1,271,869	1,271,916	(47)

Total Forward Foreign Currency Contracts - Currency Risk							$9,308

Currency Abbreviations:

JPY - Japanese Yen

USD - U.S. Dollar

Significant Event

At a meeting held on December 17, 2015, the Board of Trustees of the Trust (the “Board”) approved changes to the name, investment objective, principal investment strategy, underlying index and ticker symbol for the Funds listed below. These changes were effective as of the close of markets on March 18, 2016.

Fund Name at January 31, 2016	New Fund Name	Underlying Index at January 31, 2016	New Underlying Index	Ticker at January 31, 2016	New Ticker
PowerShares S&P International	PowerShares S&P International	S&P International Developed	S&P Quality Developed	No Ticker change	No Ticker change
Developed High Quality Portfolio	Developed Quality Portfolio	High Quality Rankings Index	ex-U.S. LargeMidCap Index

PowerShares S&P Emerging	PowerShares S&P Emerging	S&P BMI Emerging Markets	S&P Momentum Emerging Plus	EEHB	EEMO
Markets High Beta Portfolio	Markets Momentum Portfolio	High Beta IndexTM	LargeMidCap Index

PowerShares S&P International	PowerShares S&P International	S&P BMI International	S&P Momentum Developed	IDHB	IDMO
Developed High Beta Portfolio	Developed Momentum Portfolio	Developed High Beta IndexTM	ex-U.S. & South Korea LargeMidCap IndexTM

In addition, the Board approved the liquidation of PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares KBW Capital Markets Portfolio and PowerShares KBW Insurance Portfolio . The last day of trading in these Funds was March 18, 2016. Shareholders who did not sell their holdings prior to the market close on that date received cash equal to the net asset value of the shares, with payment made on March 28, 2016.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	3/22/2016